UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015
Investment Company Act File Number

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Money Market Fund as of July 31, 2009 (Unaudited)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $100,944,716 and the Fund owned 6.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Cash Management Fund as of July 31, 2009 (Unaudited)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $197,777,765 and the Fund owned 13.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Cash Management Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$8,000	AMCAR, Series 2009-1, Class A1, 0.838%, 7/15/10	$8,000,000

Total Asset-Backed Securities (amortized cost $8,000,000)		$8,000,000

Commercial Paper — 22.4%

Principal
Amount
(000’s omitted)	Security	Value
Agriculture — 2.0%
$30,000	Cargill, Inc., 0.18%, 8/6/09(1)	$29,999,250

		$29,999,250

Banks and Money Services — 16.4%
$16,000	Abbey National, LLC, 0.29%, 8/18/09	$15,997,809
20,000	Australia and New Zealand Banking Group, Ltd., 1.30%, 10/2/09(1)(2)	20,000,000
30,000	Bank of America Corp., 0.27%, 8/11/09	29,997,750
15,000	Bank of Nova Scotia, 0.29%, 9/15/09	14,994,562
25,000	BNP Paribas Finance, Inc., 1.20%, 9/2/09	24,973,289
15,000	Danske Corp., 0.37%, 9/10/09(1)	14,993,833
20,000	HSBC Finance Corp., 0.60%, 8/17/09	19,994,667
20,000	HSBC Finance Corp., 0.50%, 9/25/09	19,984,722
10,610	ING (US) Funding, LLC, 0.34%, 8/21/09	10,607,996
18,380	ING (US) Funding, LLC, 0.38%, 8/27/09	18,374,956
15,000	National Australia Bank, Ltd., 0.25%, 9/25/09(1)	14,994,271
15,000	Nordea North America, Inc., 0.31%, 8/18/09	14,997,804
16,500	Societe Generale North America, Inc., 0.25%, 8/28/09	16,496,906
12,500	Societe Generale North America, Inc., 0.36%, 10/1/09	12,492,375

		$248,900,940

Beverages — 1.0%
$15,000	Coca-Cola Co., 0.34%, 11/2/09	$14,986,825

		$14,986,825

Oil and Gas-Equipment and Services — 3.0%
$45,000	ConocoPhillips Co., 0.18%, 8/3/09(1)	$44,999,550

		$44,999,550

Total Commercial Paper (amortized cost $338,886,565)		$338,886,565

Corporate Bonds & Notes — 16.4%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 11.3%
$7,250	Australia and New Zealand Banking Group, Ltd., 0.866%, 10/2/09(2)(3)	$7,250,000
17,250	Bank of America Corp., 0.808%, 10/3/09(2)(3)	17,250,000
7,400	Commonwealth Bank of Australia, MTN, 0.798%, 10/2/09(2)(3)	7,400,000
10,000	IBM International Group Capital, 0.901%, 9/25/09(2)(3)	10,000,000
18,000	JPMorgan Chase & Co., MTN, 1.005%, 1/22/10(2)	18,040,222
20,000	National Australia Bank, Ltd., 0.688%, 9/11/09(2)(3)	19,994,563
15,000	National Australia Bank, Ltd., 0.859%, 10/6/09(2)(3)	15,000,000

1

Principal
Amount
(000’s omitted)	Security	Value
$25,000	Rabobank Nederland NV, 1.176%, 10/9/09(2)(3)	$25,000,000
5,595	Royal Bank of Canada, 4.125%, 1/26/10	5,692,931
20,000	Societe Generale North America, Inc., 1.056%, 9/4/09(2)(3)	20,000,000
15,000	Wells Fargo & Co., 0.729%, 9/15/09(2)	14,999,821
10,000	Wells Fargo & Co., 0.926%, 1/29/10(2)	10,000,527

		$170,628,064

Electrical and Electronic Equipment — 3.4%
$14,500	General Electric Capital Corp., MTN, 0.774%, 8/31/09(2)	$14,500,115
12,500	General Electric Capital Corp., MTN, 0.32%, 10/26/09(2)	12,493,453
25,000	General Electric Capital Corp., MTN, 0.58%, 1/20/10(2)	24,876,559

		$51,870,127

Household Products — 0.3%
$5,000	Procter & Gamble Co., 1.00%, 5/7/10(2)	$5,000,000

		$5,000,000

Insurance — 1.4%
$21,350	MetLife Global Funding I, 0.808%, 8/7/09(2)(3)	$21,350,000

		$21,350,000

Total Corporate Bonds & Notes (amortized cost $248,848,191)		$248,848,191

U.S. Government Agency Obligations — 58.0%

Principal
Amount
(000’s omitted)	Security	Value
Federal Home Loan Bank:
$20,000	0.71%, 2/5/10(2)	$20,000,000
25,000	1.10%, 3/10/10	25,051,533
9,235	1.50%, (0.40% until 11/20/09), 5/20/10	9,235,000
15,000	1.50%, (0.50% until 11/20/09), 5/20/10	15,000,000
20,000	0.55%, 6/4/10	19,996,636
15,000	1.00%, (0.50% until 12/15/09), 6/15/10	15,000,000
12,500	0.625%, 7/6/10	12,500,000
78,000	Discount Note, 0.15%, 8/5/09	77,998,700
20,000	Discount Note, 0.17%, 8/6/09	19,999,528
8,100	Discount Note, 0.16%, 8/7/09	8,099,784
75,000	Discount Note, 0.17%, 8/10/09	74,996,812
25,000	Discount Note, 0.15%, 8/12/09	24,998,854
25,000	Discount Note, 0.16%, 8/28/09	24,997,000
50,000	Discount Note, 0.17%, 9/16/09	49,989,139
25,000	Discount Note, 0.85%, 1/4/10	24,907,917
15,000	Discount Note, 0.84%, 4/1/10	14,914,950

		$437,685,853

Federal Home Loan Mortgage Corp.:
$25,000	0.876%, 2/4/10(2)	$25,000,000
20,700	Discount Note, 0.36%, 8/3/09	20,699,586
30,000	Discount Note, 0.15%, 8/18/09	29,997,875
50,000	Discount Note, 0.18%, 8/18/09	49,995,750
15,698	Discount Note, 0.53%, 8/24/09	15,692,685
50,000	Discount Note, 0.18%, 8/31/09	49,992,500
50,000	Discount Note, 0.57%, 8/31/09	49,976,458
25,000	Discount Note, 0.42%, 9/28/09	24,983,084
30,000	Discount Note, 0.17%, 9/29/09	29,991,642
15,000	Discount Note, 0.25%, 10/5/09	14,993,229

2

Principal
Amount
(000’s omitted)	Security	Value
$6,000	Discount Note, 0.75%, 11/20/09	$5,986,125

		$317,308,934

Federal National Mortgage Association:
$32,925	Discount Note, 0.16%, 8/24/09	$32,921,634
25,000	Discount Note, 0.30%, 8/24/09	24,995,208
11,529	Discount Note, 0.54%, 10/16/09	11,515,857
25,000	Discount Note, 0.59%, 12/28/09	24,938,951
15,000	Discount Note, 0.32%, 1/14/10	14,977,867
14,500	Discount Note, 0.90%, 1/15/10	14,439,463

		$123,788,980

Total U.S. Government Agency Obligations (amortized cost $878,783,767)		$878,783,767

U.S. Treasury Obligations — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
$25,000	U.S. Treasury Bill, 0.30%, 10/29/09	$24,981,458

Total U.S. Treasury Obligations (amortized cost $24,981,458)		$24,981,458

Time Deposits — 1.1%

Principal
Amount
(000’s omitted)	Description	Value
$17,145	BNP Paribas Finance, Inc., 0.18%, 8/3/09	$17,145,000

Total Time Deposits (amortized cost $17,145,000)		$17,145,000

Total Investments — 100.0% (amortized cost 1,516,644,981)(4)		$1,516,644,981

Other Assets, Less Liabilities — 0.0%		$(198,027)

Net Assets — 100.0%		$1,516,446,954

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	-	AmeriCredit Automobile Receivables Trust

MTN	-	Medium-Term Note

(1)		A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $143,244,563 or 9.4% of the Portfolio’s net assets.

(4)		Cost for federal income taxes is the same.

3

The Portfolio did not have any open financial instruments at July 31, 2009.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Assets Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset-Backed Securities	$—	$8,000,000	$—	$8,000,000
Commercial Paper	—	338,886,565	—	338,886,565
Corporate Bonds & Notes	—	248,848,191	—	248,848,191
U.S. Government Agency Obligations	—	878,783,767	—	878,783,767
U.S. Treasury Obligations	—	24,981,458	—	24,981,458
Time Deposits	—	17,145,000	—	17,145,000

Total Investments	$—	$1,516,644,981	$—	$1,516,644,981

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2009, the Fund owned 1.3% of Tax-Managed Growth Portfolio’s outstanding interests, 6.9% of Tax-Managed Value Portfolio’s outstanding interests, 44.1% of Tax-Managed International Equity Portfolio’s outstanding interests, 44.6% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 53.2% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, 28.0% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 52.7% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $183,338,067)	$123,432,704	25.2%

Tax-Managed Value Portfolio (identified cost, $80,613,185)	110,502,351	22.6%

Tax-Managed International Equity Portfolio (identified cost, $64,514,574)	83,610,262	17.1%

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $40,706,569)	58,074,017	11.9%

Tax-Managed Mid-Cap Core Portfolio (identified cost, $30,258,229)	35,980,513	7.4%

Tax-Managed Small-Cap Portfolio (identified cost, $38,394,176)	43,916,111	9.0%

Tax-Managed Small-Cap Value Portfolio (identified cost, $28,961,248)	33,793,529	6.9%

Total Investment in Affiliated Portfolios (identified cost, $466,786,048)	$489,309,487	100.1%

Other Assets, Less Liabilities	$(693,614)	(0.1)%

Net Assets	$488,615,873	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Diversified Income Fund as of July 31, 2009 (Unaudited)

Eaton Vance Diversified Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2009, the Fund owned 3.7% of Boston Income Portfolio’s outstanding interests, 2.4% of Floating Rate Portfolio’s outstanding interests, 5.4% of Global Macro Portfolio’s outstanding interests, 3.8% of Government Obligations Portfolio’s outstanding interests and 99.7% of Multi-Sector Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2009 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Boston Income Portfolio (identified cost $101,616,933)	$83,875,383	27.7%

Floating Rate Portfolio (identified cost $119,550,461)	101,045,063	33.3%

Global Macro Portfolio (identified cost $52,054,241)	52,219,620	17.2%

Government Obligations Portfolio (identified cost $30,143,414)	34,958,641	11.5%

Multi-Sector Portfolio (identified cost $32,004,594)	32,057,036	10.6%

Total Investments in Affiliated Portfolios (identified cost $335,369,643)	$304,155,743	100.3%

Other Assets, Less Liabilities	$(821,677)	(0.3)%

Net Assets	$303,334,066	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Income Fund as of July 31, 2009 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $364,294,689 and the Fund owned 95.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	140,000	$7,754,600
Raytheon Co.	62,170	2,918,881

		$10,673,481

Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)	135,000	$3,690,900
Goldman Sachs Group, Inc.	50,000	8,165,000
Northern Trust Corp.	110,000	6,579,100

		$18,435,000

Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc.	28,000	$2,604,280

		$2,604,280

Commercial Banks — 2.5%
PNC Financial Services Group, Inc.	91,000	$3,336,060
U.S. Bancorp	312,907	6,386,432

		$9,722,492

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	255,000	$7,168,050

		$7,168,050

Computers & Peripherals — 3.5%
Hewlett-Packard Co.	95,000	$4,113,500
International Business Machines Corp.	79,781	9,408,573

		$13,522,073

Construction & Engineering — 3.1%
Bouygues SA	75,000	$3,186,347
Fluor Corp.	32,000	1,689,600
Vinci SA	140,000	7,125,634

		$12,001,581

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	37,530	$984,412
Koninklijke KPN NV	525,000	7,896,521
Telefonos de Mexico SA de CV ADR	62,130	982,275
Verizon Communications, Inc.	201,109	6,449,566

		$16,312,774

Electric Utilities — 4.5%
Enel SpA	700,000	$3,804,022
FPL Group, Inc.	120,000	6,800,400
Iberdrola SA	750,000	6,430,329

		$17,034,751

Energy Equipment & Services — 5.2%
Diamond Offshore Drilling, Inc.	138,388	$12,436,930
Schlumberger, Ltd.	140,559	7,519,906

		$19,956,836

Food & Staples Retailing — 3.8%
CVS Caremark Corp.	210,000	$7,030,800
Wal-Mart Stores, Inc.	152,800	7,621,664

		$14,652,464

1

Security	Shares	Value
Food Products — 2.3%
Nestle SA	214,587	$8,818,332

		$8,818,332

Health Care Equipment & Supplies — 1.5%
Covidien, Ltd.	152,400	$5,762,244

		$5,762,244

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	200,000	$5,612,000

		$5,612,000

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	136,400	$7,510,184

		$7,510,184

Household Products — 1.3%
Kimberly-Clark de Mexico SA de CV	362,500	$1,509,388
Procter & Gamble Co.	65,000	3,608,150

		$5,117,538

Industrial Conglomerates — 1.6%
Siemens AG	75,000	$5,976,913

		$5,976,913

Insurance — 7.2%
MetLife, Inc.	180,000	$6,111,000
Prudential Financial, Inc.	185,000	8,189,950
Travelers Companies, Inc. (The)	166,692	7,179,424
Zurich Financial Services AG	30,000	5,891,339

		$27,371,713

Media — 0.8%
Vivendi SA	111,855	$2,867,246

		$2,867,246

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR	135,000	$8,499,600
Compass Minerals International, Inc.	63,900	3,398,841

		$11,898,441

Multi-Utilities — 3.0%
CMS Energy Corp.	275,000	$3,558,500
GDF Suez	206,000	7,870,520

		$11,429,020

Multiline Retail — 2.7%
JC Penney Co., Inc.	115,000	$3,467,250
Target Corp.	158,817	6,927,598

		$10,394,848

Oil, Gas & Consumable Fuels — 13.4%
BP PLC ADR	165,000	$8,256,600
Chevron Corp.	108,400	7,530,548
ENI SpA	335,000	7,827,861
Exxon Mobil Corp.	103,529	7,287,406
Hess Corp.	65,000	3,588,000
Occidental Petroleum Corp.	131,160	9,356,954
Total SA	130,000	7,209,887

		$51,057,256

Personal Products — 0.6%
Avon Products, Inc.	65,000	$2,104,700

		$2,104,700

2

Security	Shares	Value
Pharmaceuticals — 8.8%
Abbott Laboratories	158,000	$7,108,420
Johnson & Johnson	116,785	7,111,038
Merck & Co., Inc.	126,967	3,810,280
Novartis AG ADR	84,000	3,832,080
Pfizer, Inc.	400,000	6,372,000
Schering-Plough Corp.	200,000	5,302,000

		$33,535,818

Road & Rail — 1.8%
Canadian Pacific Railway, Ltd.	150,000	$6,673,500

		$6,673,500

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	156,348	$4,279,245

		$4,279,245

Tobacco — 1.9%
Philip Morris International, Inc.	152,845	$7,122,577

		$7,122,577

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	4,600,000	$9,457,578

		$9,457,578

Total Common Stocks (identified cost $344,236,519)		$359,072,935

Short-Term Investments — 3.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(1)	$13,929	$13,928,848

Total Short-Term Investments (identified cost $13,928,848)		$13,928,848

Total Investments — 97.8% (identified cost $358,165,367)		$373,001,783

Other Assets, Less Liabilities — 2.2%		$8,294,390

Net Assets — 100.0%		$381,296,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $56,022.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	75.3%	$287,129,866
France	7.4	28,259,634
Switzerland	3.8	14,709,671
Italy	3.0	11,631,883
United Kingdom	2.5	9,457,578
Netherlands	2.1	7,896,521
Spain	1.7	6,430,329
Germany	1.6	5,976,913
Mexico	0.4	1,509,388

Total Investments	97.8%	$373,001,783

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$361,573,801

Gross unrealized appreciation	$21,570,833
Gross unrealized depreciation	(10,142,851)

Net unrealized appreciation	$11,427,982

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$17,905,032	$2,867,246		$—	$20,772,278
Consumer Staples	28,997,279	8,818,332		—	37,815,611
Energy	55,976,344	15,037,748		—	71,014,092
Financials	49,637,866	5,891,339		—	55,529,205
Health Care	44,910,062	—		—	44,910,062
Industrials	26,204,631	16,288,894		—	42,493,525
Information Technology	17,801,318	—		—	17,801,318
Materials	14,502,721	—		—	14,502,721
Telecommunication Services	8,416,253	17,354,099		—	25,770,352
Utilities	10,358,900	18,104,871		—	28,463,771

Total Common Stocks	$274,710,406	$84,362,529	*	$—	$359,072,935
Short-Term Investments	13,928,848	—		—	13,928,848

Total Investments	$288,639,254	$84,362,529		$—	$373,001,783

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Emerging Markets Local Income Fund as of July 31, 2009 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invest substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $2,659,856 and the Fund owned 2.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 64.3%

		Principal
Security		Amount	U.S. $ Value
Brazil — 8.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	412,234	$214,892
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,031,715
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	675,000	361,868
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,842,000	2,013,008
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,144,680
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	924,776
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	334,798

Total Brazil (identified cost $7,627,944)			$8,025,737

Chile — 2.4%
Government of Chile, 2.10%, 9/1/15(2)	CLP	83,818,480	$148,578
Government of Chile, 3.00%, 7/1/13(3)	CLP	482,149,429	906,579
Government of Chile, 3.00%, 5/1/17(4)	CLP	649,853,578	1,210,889
Government of Chile, 5.00%, 9/1/11(5)	CLP	62,863,860	124,880

Total Chile (identified cost $2,423,210)			$2,390,926

Colombia — 2.6%
Republic of Colombia, 9.85%, 6/28/27	COP	2,200,000,000	$1,116,441
Republic of Columbia, 12.00%, 10/22/15	COP	2,500,000,000	1,432,799

Total Colombia (identified cost $2,283,212)			$2,549,240

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(6)	CRC	88,846,613	$68,822
Titulo Propiedad Ud, 1.63%, 7/13/16(7)	CRC	10,254,033	8,585

Total Costa Rica (identified cost $101,819)			$77,407

Egypt — 0.3%
Arab Republic of Egypt, 8.75%, 7/18/12(8)	EGP	1,690,000	$300,801

Total Egypt (identified cost $295,844)			$300,801

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$241,024

Total Georgia (identified cost $190,794)			$241,024

Ghana — 0.3%
Ghana Government Bond, 13.00%, 8/2/10	GHS	470,000	$292,251

Total Ghana (identified cost $503,347)			$292,251

Hungary — 8.5%
Hungary Government Bond, 5.50%, 2/12/16	HUF	210,000,000	$951,436
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,691,026
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	850,518
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,448,926

1

		Principal
Security		Amount	U.S. $ Value
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	$703,324
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,674,683

Total Hungary (identified cost $7,801,484)			$8,319,913

Indonesia — 7.3%
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$990,348
Indonesia Government, 9.00%, 9/15/18	IDR	17,700,000,000	1,691,086
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,084,971
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,064,585
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	830,454
Republic of Indonesia, 6.875%, 1/17/18(9)	USD	100,000	101,750
Republic of Indonesia, 11.625%, 3/4/19(8)	USD	300,000	405,000

Total Indonesia (identified cost $7,004,542)			$7,168,194

Iraq — 0.2%
Republic of Iraq, 5.80%, 1/15/28(9)	USD	250,000	$171,875

Total Iraq (identified cost $140,357)			$171,875

Ivory Coast — 0.0%
Ivory Coast, 4.00%, 3/31/28(10)	USD	75,000	$27,566

Total Ivory Coast (identified cost $27,345)			$27,566

Macedonia — 0.3%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$326,490

Total Macedonia (identified cost $236,783)			$326,490

Malaysia — 7.3%
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	$3,167,059
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	3,972,042

Total Malaysia (identified cost $7,250,155)			$7,139,101

Mexico — 4.0%
Government of Mexico, 10.00%, 12/5/24	MXN	29,210,000	$2,522,732
Government of Mexico, 10.00%, 11/20/36	MXN	16,370,000	1,372,532

Total Mexico (identified cost $4,293,760)			$3,895,264

Peru — 1.8%
Republic of Peru, 6.90%, 8/12/37(8)	PEN	2,367,000	$822,884
Republic of Peru, 7.84%, 8/12/20	PEN	1,000,000	381,743
Republic of Peru, 8.60%, 8/12/17	PEN	1,405,000	570,116

Total Peru (identified cost $1,631,286)			$1,774,743

Poland — 4.2%
Poland Government Bond, 3.00%, 8/24/16(11)	PLN	1,509,055	$488,398
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	684,186

2

		Principal
Security		Amount	U.S. $ Value
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,183,532
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,795,260

Total Poland (identified cost $4,712,865)			$4,151,376

South Africa — 3.6%
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	$3,477,833

Total South Africa (identified cost $3,295,875)			$3,477,833

South Korea — 0.2%
Republic of South Korea, 7.125%, 4/16/19	USD	160,000	$179,950

Total South Korea (identified cost $158,514)			$179,950

Thailand — 6.4%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$667,059
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	3,971,372
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,657,065

Total Thailand (identified cost $6,121,653)			$6,295,496

Turkey — 5.9%
Turkey Government Bond, 9.00%, 5/21/14(12)	TRY	635,344	$458,924
Turkey Government Bond, 10.00%, 2/15/12(13)	TRY	5,664,385	4,078,033
Turkey Government Bond, 12.00%, 8/14/13(14)	TRY	1,564,206	1,230,352

Total Turkey (identified cost $4,603,845)			$5,767,309

Uruguay — 0.5%
Republic of Uruguay, 5.00%, 9/14/18(15)	UYU	12,850,500	$506,056

Total Uruguay (identified cost $530,903)			$506,056

Total Foreign Government Bonds (identified cost $61,235,537)			$63,078,552

Foreign Corporate Bonds — 0.2%

		Principal
Security		Amount	U.S. $ Value
Kazakhstan — 0.2%
Kazkommerts International, 7.875%, 4/7/14(9)	USD	300,000	199,500

Total Kazakhstan (identified cost $247,172)			$199,500

Total Foreign Corporate Bonds (identified cost $247,172)			$199,500

3

Mortgage-Backed Securities — 19.0%

	Principal
Security	Amount	U.S. $ Value
Mortgage Pass-Throughs — 19.0%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024	$6,265,615	$6,797,566

		$6,797,566

Federal National Mortgage Association:
2.63% with maturity at 2035(16)	$2,005,667	$2,052,675
4.388% with maturity at 2035(16)	1,854,918	1,917,522
5.50% with maturity at 2017	1,248,637	1,311,036
6.50% with maturity at 2017(17)	1,419,082	1,499,364
7.00% with various maturities to 2033	2,862,208	3,127,317
8.50% with maturity at 2032	1,665,333	1,915,383

		$11,823,297

Total Mortgage Pass-Throughs (identified cost $18,193,151)		$18,620,863

Total Mortgage-Backed Securities (identified cost $18,193,151)		$18,620,863

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value
Japanese Yen Put Option	JPY119,000	106.91	4/8/10	$5,596

Total Currency Options Purchased (identified cost $20,625)				$5,596

Short-Term Investments — 15.8%

Foreign Government Securities — 4.4%

		Principal
Security		Amount	U.S. $ Value
Egypt — 1.4%
Egypt Treasury Bill, 0.00%, 10/27/09	EGP	1,000,000	$176,086
Egypt Treasury Bill, 0.00%, 11/3/09	EGP	2,850,000	500,897
Egypt Treasury Bill, 0.00%, 11/17/09	EGP	3,750,000	656,598

Total Egypt (identified cost $1,333,264)			$1,333,581

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 10/15/09	ISK	2,339,000	$15,554
Iceland Treasury Bill, 0.00%, 11/16/09	ISK	12,824,000	84,366
Iceland Treasury Note, 7.00%, 3/17/10	ISK	8,011,000	53,830

Total Iceland (identified cost $145,360)			$153,750

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 9/24/09	LBP	110,000,000	$72,604
Lebanon Treasury Bill, 0.00%, 10/1/09	LBP	111,540,000	73,636
Lebanon Treasury Bill, 0.00%, 10/8/09	LBP	112,000,000	73,870
Lebanon Treasury Bill, 0.00%, 10/22/09	LBP	147,000,000	96,773
Lebanon Treasury Bill, 0.00%, 12/17/09	LBP	109,800,000	71,137
Lebanon Treasury Bill, 0.00%, 12/24/09	LBP	165,220,000	106,879
Lebanon Treasury Bill, 0.00%, 12/31/09	LBP	173,330,000	111,950

4

		Principal
Security		Amount	U.S. $ Value
Lebanon Treasury Bill, 0.00%, 1/7/10	LBP	168,000,000	$108,337
Lebanon Treasury Bill, 0.00%, 1/21/10	LBP	115,000,000	73,923
Lebanon Treasury Note, 9.32%, 10/8/09	LBP	110,000,000	73,540
Lebanon Treasury Note, 9.32%, 10/22/09	LBP	110,530,000	73,952

Total Lebanon (identified cost $939,990)			$936,601

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 9/22/09	KRW	230,000,000	$186,779
Korea Monetary Stabilization Bond, 5.42%, 8/24/09	KRW	384,000,000	313,237
Korea Monetary Stabilization Bond, 5.48%, 10/24/09	KRW	170,480,000	139,821

Total South Korea (identified cost $616,209)			$639,837

Sri Lanka — 1.3%
Sri Lanka Government Bond, 15.50%, 1/15/10	LKR	27,600,000	$244,399
Sri Lanka Treasury Bill, 0.00%, 10/30/09	LKR	37,140,000	315,009
Sri Lanka Treasury Bill, 0.00%, 11/6/09	LKR	27,800,000	235,079
Sri Lanka Treasury Bill, 0.00%, 1/8/10	LKR	39,400,000	326,521
Sri Lanka Treasury Bill, 0.00%, 1/15/10	LKR	16,000,000	132,810

Total Sri Lanka (identified cost $1,254,260)			$1,253,818

Total Foreign Government Securities (identified cost $4,289,083)			$4,317,587

Repurchase Agreements — 3.1%

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 6/5/09, and an interest rate of 1.35%, collateralized by Lebanon Government Bond with an interest rate of 7.125%, a maturity date of 3/5/10 and a market value of $3,114,625.(18)	$3,052	$3,052,332

Total Repurchase Agreements (identified cost $3,052,332)		$3,052,332

Other Securities — 8.3%

	Interest
Description	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.00%(19)	$8,116	$8,116,089

Total Other Securities (identified cost $8,116,089)		$8,116,089

Total Short-Term Investments (identified cost $15,457,504)		$15,486,008

Total Investments — 99.3% (identified cost $95,153,989)		$97,390,519

5

Currency Options Written — (0.0)%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value
Japanese Yen Call Option	JPY170,000	76.3	4/8/10	$(18,343)

Total Currency Options Written (Premiums received $21,790)				$(18,343)

Other Assets, Less Liabilities — 0.7%				$694,595

Net Assets — 100.0%				$98,066,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
LBP	-	Lebanese Pound
LKR	-	Sri Lanka Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

(1)		Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 224,000 and the current face is BRL 412,234.
(2)		Bond pays a 2.10% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 83,732,080 and the current face is CLP 83,818,480.
(3)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 481,652,430 and the current face is CLP 482,149,429.
(4)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 649,183,710 and the current face is CLP 649,853,578.
(5)		Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 62,821,350 and the current face is CLP 62,863,860.
(6)		Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 88,846,613.

6

(7)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 10,254,033.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $1,528,685 or 1.6% of the Portfolio’s net assets.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(10)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(11)	Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Poland Inflation Indexed CPI. The original face is PLN 1,315,000 and the current face is PLN 1,509,055.
(12)	Bond pays a 9.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 630,000 and the current face is TRY 635,344.
(13)	Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 4,668,000 and the current face is TRY 5,664,385.
(14)	Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 1,004,000 and the current face is TRY 1,564,206.
(15)	Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. The original face is UYU 10,440,000 and the current face is UYU 12,850,500.
(16)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2009.
(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(19)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $18,355.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/7/09	Euro 310,000	United States Dollar 436,174	$(5,671)
8/17/09	Euro 228,440	United States Dollar 318,991	(6,614)
8/20/09	Philippine Peso 16,500,000	United States Dollar 341,806	(949)
8/24/09	Philippine Peso 10,600,000	United States Dollar 219,584	(542)
8/24/09	Philippine Peso 15,200,000	United States Dollar 310,458	(5,195)
8/27/09	Euro 230,000	United States Dollar 327,043	(793)
8/31/09	Euro 643,000	United States Dollar 901,492	(15,031)
8/31/09	Japanese Yen 31,700,000	United States Dollar 335,109	20
10/30/09	Sri Lanka Rupee 37,140,000	United States Dollar 318,443	(1,534)
11/6/09	Sri Lanka Rupee 27,800,000	United States Dollar 237,871	(1,403)

7

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
1/8/10	Sri Lanka Rupee 27,800,000	United States Dollar 235,693	$(1,345)
1/8/10	Sri Lanka Rupee 11,600,000	United States Dollar 98,389	(520)
1/15/10	Sri Lanka Rupee 29,739,000	United States Dollar 252,947	(362)
1/15/10	Sri Lanka Rupee 16,000,000	United States Dollar 135,765	(518)
7/20/10	Kazakh Tenge 36,814,800	United States Dollar 225,858	(3,304)
7/21/10	Kazakh Tenge 36,865,500	United States Dollar 227,565	(1,865)
7/23/10	Kazakh Tenge 38,380,000	United States Dollar 236,549	(2,206)

			$(47,832)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/09	Mexican Peso 66,052,583	United States Dollar 4,959,834	$40,084
8/5/09	Mexican Peso 1,640,000	United States Dollar 123,785	356
8/5/09	Mexican Peso 4,620,000	United States Dollar 348,426	1,290
8/6/09	Colombian Peso 2,647,520,000	United States Dollar 1,334,772	(35,980)
8/6/09	New Turkish Lira 6,965,603	United States Dollar 4,671,139	61,255
8/6/09	Peruvian New Sol 1,303,000	United States Dollar 432,775	3,639
8/7/09	Euro 1,445,789	United States Dollar 2,055,913	4,784
8/7/09	Indonesian Rupiah 3,253,300,000	United States Dollar 326,178	1,530
8/10/09	Hungarian Forint 217,242,750	United States Dollar 1,095,526	66,031
8/10/09	Indian Rupee 21,900,300	United States Dollar 451,646	4,874
8/10/09	Indonesian Rupiah 13,614,580,000	United States Dollar 1,319,754	51,324
8/10/09	Russian Ruble 19,200,000	United States Dollar 598,784	10,497
8/13/09	Indonesian Rupiah 9,350,000,000	United States Dollar 911,928	29,449
8/13/09	New Turkish Lira 2,769,845	United States Dollar 1,767,159	111,834
8/13/09	South African Rand 12,326,167	United States Dollar 1,518,468	67,102
8/20/09	Norwegian Krone 3,872,300	United States Dollar 607,467	24,024
8/20/09	South African Rand 3,940,000	United States Dollar 503,087	3,026
8/20/09	South African Rand 13,213,775	United States Dollar 1,624,511	72,865
8/21/09	Australian Dollar 288,400	United States Dollar 229,987	10,940

8

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/21/09	Polish Zloty 1,167,000	United States Dollar 390,378	$10,323
8/21/09	Polish Zloty 12,655,780	United States Dollar 4,094,397	251,092
8/24/09	British Pound Sterling 240,000	Euro 278,719	3,613
8/24/09	Colombian Peso 2,093,161,275	United States Dollar 1,050,257	(25,896)
8/24/09	Thai Baht 78,968,000	United States Dollar 2,319,521	143
8/24/09	Thai Baht 31,000,000	United States Dollar 911,980	(1,364)
8/26/09	Zambian Kwacha 417,900,000	United States Dollar 79,028	3,680
8/27/09	Malaysian Ringgit 7,436,200	United States Dollar 2,097,718	11,340
8/27/09	Malaysian Ringgit 1,159,900	United States Dollar 329,677	(686)
8/27/09	Norwegian Krone 2,000,000	United States Dollar 318,588	7,511
8/31/09	Serbian Dinar 17,000,000	Euro 180,505	954
9/2/09	Brazilian Real 4,068,000	United States Dollar 2,129,286	38,517
9/2/09	Brazilian Real 1,970,000	United States Dollar 1,047,872	1,924
9/3/09	Polish Zloty 6,555,900	Euro 1,564,579	18,913
9/4/09	Indonesian Rupiah 2,095,000,000	United States Dollar 210,299	254
9/21/09	Serbian Dinar 15,100,000	Euro 158,947	1,496
9/28/09	Indonesian Rupiah 1,950,000,000	United States Dollar 192,156	3,216
12/11/09	Zambian Kwacha 507,200,000	United States Dollar 95,249	826
12/21/09	Zambian Kwacha 590,000,000	United States Dollar 109,259	2,042
1/27/10	Zambian Kwacha 1,046,823,800	United States Dollar 192,502	2,026
5/26/10	Zambian Kwacha 581,200,000	United States Dollar 98,242	3,931
5/27/10	Zambian Kwacha 540,750,000	United States Dollar 91,250	3,762
7/20/10	Ukraine Hryvnia 2,269,900	United States Dollar 225,861	(8,498)
7/21/10	Ukraine Hryvnia 2,253,200	United States Dollar 227,596	(11,911)
7/23/10	Ukraine Hryvnia 2,355,400	United States Dollar 237,919	(12,616)
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	(3,355)
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	(6,647)

			$823,514

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $358,815 and a payable of $85,135.

9

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
8/09	6 MSCI Taiwan Index	Long	$153,027	$153,600	$573
9/09	2 Euro-Bobl	Short	(326,200)	(331,097)	(4,897)
9/09	2 Euro-Bund	Short	(337,730)	(347,887)	(10,157)
9/09	10 U.S. 30 Year Treasury Bond	Short	(1,179,184)	(1,190,000)	(10,816)
9/09	5 U.S. 5 Year Treasury Note	Short	(578,108)	(576,915)	1,193
9/09	17 U.S. 10 Year Treasury Note	Short	(1,997,034)	(1,993,781)	3,253

					$(20,851)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

•	MSCI Taiwan Index: A free-float weighted index of stocks listed on Taiwan Stock Exchange.

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation
Barclays Bank PLC	PLN 8,000	Pay	3-month PLN WIBOR	5.42%	6/01/14	$21,649
Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08%	8/06/13	293,092
Credit Suisse	PLN 10,000	Pay	3-month PLN WIBOR	5.17%	6/15/12	20,116
JPMorgan Chase Bank	BRL 1,272	Pay	Brazil Interbank Deposit Rate	12.83%	12/30/11	44,441
JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBOR	9.05%	10/12/15	98,625

						$477,923

BRL	-	Brazilian Real

MXN	-	Mexican Peso

PLN	-	Polish Zloty

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$300	5.25%	11/20/09	0.53%	$7,549
Iceland	Barclays Bank PLC	200	1.88	3/20/18	4.92	(35,457)
Iceland	JPMorgan Chase Bank	500	1.75	3/20/18	4.92	(92,544)
Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	4.92	(17,608)
Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	4.77	(39,777)
Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	4.77	(34,429)
Kazakhstan	Barclays Bank PLC	300	9.75	11/20/09	2.19	12,883
Kazakhstan	Citigroup Global Markets	300	8.00	10/20/09	2.19	10,724
Peru	Citigroup Global Markets	300	2.00	9/20/11	1.04	8,247
Peru	Citigroup Global Markets	100	2.90	10/20/13	1.37	6,868

						$(173,544)

10

Credit Default Swaps — Buy Protection

		Notional	Contract		Net Unrealized
		Amount	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$1,694
Austria	Barclays Bank PLC	200	1.42	3/20/14	(7,564)
Brazil	Barclays Bank PLC	450	1.65	9/20/19	(3,881)
Kazakhstan	Barclays Bank PLC	300	2.43	9/20/13	16,326
Lebanon	Citigroup Global Markets	250	3.30	9/20/14	(2,181)
Malaysia	Barclays Bank PLC	300	2.40	3/20/14	(22,162)
Malaysia	Citigroup Global Markets	300	2.45	3/20/14	(22,832)
Thailand	Barclays Bank PLC	400	0.97	9/20/19	(4,785)
Thailand	Citigroup Global Markets	200	0.95	9/20/19	(2,064)
Turkey	Barclays Bank PLC	1,190	2.12	1/20/13	(10,768)
Turkey	Citigroup Global Markets	430	2.93	9/20/19	(29,130)

					$(87,347)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $2,500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$153,290	8/25/10	1-month USD-LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$16,552

					$16,552

Cross-Currency Swaps

	Notional Amount	Notional Amount
	on Fixed Rate	on Floating Rate	Floating	Fixed	Termination	Net Unrealized
Counterparty	(Currency Received)	(Currency Delivered)	Rate	Rate	Date	Depreciation
Citigroup Global Markets	TRY 169,736	USD 105,035	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(20,180)
Citigroup Global Markets	TRY 339,968	USD 205,047	3-month USD-LIBOR-BBA	12.10%	2/15/12	(46,303)
Citigroup Global Markets	TRY 500,316	USD 297,807	3-month USD-LIBOR-BBA	12.46%	8/14/13	(76,152)
Credit Suisse	TRY 258,962	USD 149,603	3-month USD-LIBOR-BBA	12.45%	2/15/12	(42,091)
JPMorgan Chase Bank	TRY 685,893	USD 463,128	3-month USD-LIBOR-BBA	11.20%	5/21/14	0

						$(184,726)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

11

Written currency call options activity for the fiscal year to date ended July 31, 2009 was as follows:

		Principal Amount of
		Contracts	Premiums
		(000’s omitted)	Received
Outstanding, beginning of period		—	—
Options written	JPY	170,000	$21,790

Outstanding, end of period	JPY	170,000	$21,790

JPY	-	Japanese Yen

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$64,291	$(325,182)

		$64,291	$(325,182)

Equity	Futures Contracts	$573	$—
Equity	Total Return Swaps	16,552	—

		$17,125	—

Foreign Exchange	Currency Options Purchased	$5,596	$—
Foreign Exchange	Currency Options Written	—	(18,343)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,289,302	(239,940)

		$1,294,898	$(258,283)

Interest Rate	Cross-Currency Swaps	$—	$(184,726)
Interest Rate	Futures Contracts	4,446	(25,870)
Interest Rate	Interest Rate Swaps	477,923	—

		$482,369	$(210,596)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,660,489

Gross unrealized appreciation	$4,145,295
Gross unrealized depreciation	(2,415,265)

Net unrealized appreciation	$1,730,030

12

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Government Bonds	$—	$63,078,552	$—	$63,078,552
Foreign Corporate Bonds	—	199,500	—	199,500
Mortgage-Backed Securities	—	18,620,863	—	18,620,863
Currency Options Purchased	—	5,596	—	5,596
Short-Term Investments	8,116,089	7,369,919	—	15,486,008

Total Investments	$8,116,089	$89,274,430	$—	$97,390,519

Forward Foreign Currency Exchange Contracts	$—	$1,289,302	$—	$1,289,302
Credit Default Swaps	—	64,291	—	64,291
Futures Contracts	5,019	—	—	5,019
Interest Rate Swaps	—	477,923		477,923
Total Return Swaps	—	16,552	—	16,552

Total	$8,121,108	$91,122,498	$—	$99,243,606

Liability Description
Currency Options Written	$—	$(18,343)	$—	$(18,343)
Forward Foreign Currency Exchange Contracts	—	(239,940)	—	(239,940)
Credit Default Swaps	—	(325,182)	—	(325,182)
Cross-Currency Swaps	—	(184,726)	—	(184,726)
Futures Contracts	(25,870)	—	—	(25,870)

Total	$(25,870)	$(768,191)	$—	$(794,061)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Foreign Government	Short-Term
	Bonds	Investments	Total
Balance as of October 31, 2008	$356,884	$203,327	$560,211
Realized gains (losses)	—	(31,336)	(31,336)
Change in net unrealized appreciation (depreciation)	(64,633)	9,090	(55,543)
Net purchases (sales)	—	(181,081)	(181,081)
Accrued discount (premium)	—	—	—
Net transfers to (from) Level 3	(292,251)	—	(292,251)

Balance as of July 31, 2009	$—	$—	$—

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance Large-Cap Core Research Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 6.0%
Boeing Co. (The)	1,833	$78,654
General Dynamics Corp.	5,750	318,493
Lockheed Martin Corp.	4,742	354,512
Raytheon Co.	6,034	283,296
United Technologies Corp.	5,845	318,377

		$1,353,332

Auto Components — 0.6%
Johnson Controls, Inc.	5,332	$137,992

		$137,992

Beverages — 3.0%
Coca-Cola Co. (The)	4,974	$247,904
PepsiCo, Inc.	7,495	425,341

		$673,245

Biotechnology — 2.3%
Amgen, Inc.(1)	3,032	$188,924
Biogen Idec, Inc.(1)	1,528	72,656
Celgene Corp.(1)	1,917	109,192
Gilead Sciences, Inc.(1)	2,603	127,365
Vertex Pharmaceuticals, Inc.(1)	784	28,232

		$526,369

Capital Markets — 3.0%
Goldman Sachs Group, Inc.	1,831	$299,002
Invesco, Ltd.	3,651	72,107
Julius Baer Holding AG	400	19,099
Northern Trust Corp.	2,066	123,568
State Street Corp.	2,159	108,598
T. Rowe Price Group, Inc.	1,289	60,209

		$682,583

Chemicals — 1.1%
Air Products and Chemicals, Inc.	2,410	$179,786
Monsanto Co.	856	71,904

		$251,690

Commercial Banks — 2.5%
PNC Financial Services Group, Inc.	4,341	$159,141
Wells Fargo & Co.	16,832	411,711

		$570,852

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	4,178	$117,444

		$117,444

Communications Equipment — 1.9%
QUALCOMM, Inc.	6,537	$302,075
Telefonaktiebolaget LM Ericsson ADR	12,181	118,399

		$420,474

Computers & Peripherals — 6.3%
Apple, Inc.(1)	3,381	$552,422
Hewlett-Packard Co.	9,885	428,020
International Business Machines Corp.	3,727	439,525

		$1,419,967

1

Security	Shares	Value
Construction & Engineering — 0.3%
Fluor Corp.	1,251	$66,053

		$66,053

Consumer Finance — 0.7%
Capital One Financial Corp.	2,949	$90,534
Discover Financial Services	5,953	70,722

		$161,256

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	689	$47,569

		$47,569

Diversified Financial Services — 3.6%
Bank of America Corp.	20,100	$297,279
JPMorgan Chase & Co.	13,168	508,943

		$806,222

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	13,144	$344,767
Verizon Communications, Inc.	8,630	276,764

		$621,531

Electric Utilities — 1.9%
American Electric Power Co., Inc.	6,558	$203,035
E.ON AG	1,337	50,517
FirstEnergy Corp.	4,045	166,654

		$420,206

Electrical Equipment — 0.3%
Emerson Electric Co.	1,860	$67,667

		$67,667

Energy Equipment & Services — 1.4%
Diamond Offshore Drilling, Inc.	2,377	$213,621
Transocean, Ltd.(1)	1,353	107,821

		$321,442

Food & Staples Retailing — 2.0%
CVS Caremark Corp.	3,721	$124,579
Kroger Co. (The)	2,757	58,944
Safeway, Inc.	661	12,513
Wal-Mart Stores, Inc.	4,869	242,866

		$438,902

Food Products — 1.2%
Nestle SA ADR	6,640	$272,771

		$272,771

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	2,457	$138,501
Boston Scientific Corp.(1)	10,440	112,126
Covidien, Ltd.	2,244	84,846
St. Jude Medical, Inc.(1)	1,464	55,207
Zimmer Holdings, Inc.(1)	1,307	60,906

		$451,586

Health Care Providers & Services — 2.0%
Aetna, Inc.	3,765	$101,542
CIGNA Corp.	2,251	63,928
DaVita, Inc.(1)	970	48,209
Fresenius Medical Care AG & Co. KGaA ADR	1,505	69,065
UnitedHealth Group, Inc.	6,300	176,778

		$459,522

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	2,682	$75,069
Marriott International, Inc., Class A	2,241	48,275
McDonald’s Corp.	4,028	221,782

		$345,126

Household Durables — 0.2%
Whirlpool Corp.	851	$48,584

		$48,584

Household Products — 2.8%
Colgate-Palmolive Co.	3,713	$268,970
Procter & Gamble Co.	6,377	353,987

		$622,957

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(1)	5,003	$136,132

		$136,132

Industrial Conglomerates — 1.1%
3M Co.	1,400	$98,728
General Electric Co.	10,435	139,829

		$238,557

Insurance — 2.7%
ACE, Ltd.	1,307	$64,121
Lincoln National Corp.	6,151	130,340
MetLife, Inc.	5,593	189,882
Prudential Financial, Inc.	5,222	231,178

		$615,521

Internet Software & Services — 1.4%
Akamai Technologies, Inc.(1)	876	$14,402
Google, Inc., Class A(1)	682	302,160

		$316,562

IT Services — 1.7%
Accenture, Ltd., Class A	1,704	$59,759
MasterCard, Inc., Class A	994	192,866
Visa, Inc., Class A	624	40,847
Western Union Co.	5,262	91,980

		$385,452

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	1,769	$46,878

		$46,878

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	1,711	$77,474

		$77,474

Machinery — 1.3%
Danaher Corp.	1,998	$122,357
Illinois Tool Works, Inc.	3,880	157,334

		$279,691

Media — 3.1%
Comcast Corp., Class A	7,533	$111,940
DIRECTV Group, Inc. (The)(1)	862	22,326
McGraw-Hill Cos., Inc. (The)	3,431	107,562
Time Warner, Inc.	2,966	79,074
Vivendi SA	3,611	92,563
Walt Disney Co. (The)	11,196	281,243

		$694,708

3

Security	Shares	Value
Metals & Mining — 1.2%
BHP Billiton, Ltd. ADR	938	$59,057
Freeport-McMoRan Copper & Gold, Inc.	1,129	68,079
Nucor Corp.	1,022	45,448
United States Steel Corp.	2,216	88,086

		$260,670

Multi-Utilities — 1.3%
CMS Energy Corp.	10,700	$138,458
Public Service Enterprise Group, Inc.	4,762	154,527

		$292,985

Multiline Retail — 1.8%
Kohl’s Corp.(1)	4,824	$234,205
Target Corp.	4,115	179,496

		$413,701

Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	7,857	$378,707
Apache Corp.	2,711	227,589
Chevron Corp.	6,030	418,904
Exxon Mobil Corp.	7,305	514,199
Hess Corp.	5,389	297,473
Occidental Petroleum Corp.	2,980	212,593
Total SA ADR	3,816	212,360
XTO Energy, Inc.	3,016	121,334

		$2,383,159

Personal Products — 0.8%
Avon Products, Inc.	5,698	$184,501

		$184,501

Pharmaceuticals — 6.2%
Abbott Laboratories	4,862	$218,742
Bristol-Myers Squibb Co.	5,607	121,896
Johnson & Johnson	1,466	89,265
Merck & Co., Inc.	5,906	177,239
Pfizer, Inc.	21,109	336,266
Schering-Plough Corp.	4,584	121,522
Shire PLC ADR	1,426	63,899
Teva Pharmaceutical Industries, Ltd. ADR	1,076	57,394
Wyeth	4,313	200,770

		$1,386,993

Professional Services — 0.2%
Equifax, Inc.	1,898	$49,443

		$49,443

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	1,360	$79,152
Boston Properties, Inc.	1,386	73,319
Equity Residential	2,847	68,730

		$221,201

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	10,000	$138,000
ASML Holding NV	5,545	144,225
Broadcom Corp., Class A(1)	3,948	111,452
Micron Technology, Inc.(1)	10,510	67,159
NVIDIA Corp.(1)	12,549	162,259
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,057	136,706

		$759,801

4

Security	Shares	Value
Software — 4.0%
McAfee, Inc.(1)	2,988	$133,205
Microsoft Corp.	22,587	531,246
Oracle Corp.	10,657	235,840

		$900,291

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	1,767	$50,518
Best Buy Co., Inc.	1,834	68,537
Gap, Inc. (The)	3,573	58,311
Home Depot, Inc.	4,489	116,445
Staples, Inc.	3,107	65,309
TJX Companies, Inc. (The)	2,094	75,866

		$434,986

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	561	$31,775

		$31,775

Tobacco — 0.3%
Philip Morris International, Inc.	1,402	$65,333

		$65,333

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	3,780	$105,235

		$105,235

Total Common Stocks (identified cost $20,444,267)		$21,586,391

Short-Term Investments — 5.1%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$1,148	$1,147,849

Total Short-Term Investments (identified cost $1,147,849)		$1,147,849

Total Investments — 101.0% (identified cost $21,592,116)		$22,734,240

Other Assets, Less Liabilities — (1.0)%		$(218,484)

Net Assets — 100.0%		$22,515,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $2,088.

5

The Fund did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,679,397

Gross unrealized appreciation	$1,738,339
Gross unrealized depreciation	(683,496)

Net unrealized appreciation	$1,054,843

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Capital Markets	$663,484	$19,099		$—	$682,583
Electric Utilities	369,689	50,517		—	420,206
Media	602,145	92,563		—	694,708
Others	19,788,894	—		—	19,788,894

Total Common Stocks	$21,424,212	$162,179	*	$—	$21,586,391

Short-Term Investments	1,147,849	—		—	1,147,849

Total Investments	$22,572,061	$162,179		$—	$22,734,240

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Floating-Rate Fund as of July 31, 2009 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $2,733,187,066 and the Fund owned 65.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 95.5%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	AWAS Capital, Inc.
5,885	Term Loan, 2.38%, Maturing March 22, 2013	$5,237,573
	CACI International, Inc.
4,231	Term Loan, 1.91%, Maturing May 3, 2011	4,135,936
	DAE Aviation Holdings, Inc.
1,623	Term Loan, 4.24%, Maturing July 31, 2014	1,347,345
1,654	Term Loan, 4.24%, Maturing July 31, 2014	1,372,639
	Evergreen International Aviation
10,738	Term Loan, 11.50%, Maturing October 31, 2011	6,585,673
	Hawker Beechcraft Acquisition
19,005	Term Loan, 2.39%, Maturing March 26, 2014	12,994,663
1,238	Term Loan, 2.60%, Maturing March 26, 2014	846,239
	Hexcel Corp.
6,000	Term Loan, 6.50%, Maturing May 21, 2014	6,025,002
	IAP Worldwide Services, Inc.
3,318	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,372,688
	PGS Solutions, Inc.
1,920	Term Loan, 2.92%, Maturing February 14, 2013	1,770,939
	Spirit AeroSystems, Inc.
3,758	Term Loan, 2.26%, Maturing December 31, 2011	3,673,543
	TransDigm, Inc.
11,650	Term Loan, 2.41%, Maturing June 23, 2013	11,310,204
	Vought Aircraft Industries, Inc.
10,000	Revolving Loan, 0.50%, Maturing December 22, 2009(3)	9,650,000
2,778	Term Loan, 2.94%, Maturing December 17, 2011	2,708,334
4,730	Term Loan, 7.50%, Maturing December 17, 2011	4,647,687
865	Term Loan, 7.50%, Maturing December 22, 2011	855,291
	Wesco Aircraft Hardware Corp.
7,132	Term Loan, 2.54%, Maturing September 29, 2013	6,421,270

		$81,955,026

Air Transport — 1.1%
	Delta Air Lines, Inc.
11,428	Term Loan, 2.23%, Maturing April 30, 2012	$9,028,120
5,431	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	3,735,892
	Northwest Airlines, Inc.
35,170	DIP Loan, 2.29%, Maturing December 31, 2010	33,609,233

		$46,373,245

Automotive — 3.6%
	Accuride Corp.
11,097	Term Loan, 3.00%, Maturing January 31, 2012	$10,236,983
	Adesa, Inc.
21,183	Term Loan, 2.54%, Maturing October 18, 2013	19,753,244
	Allison Transmission, Inc.
6,685	Term Loan, 3.06%, Maturing September 30, 2014	5,829,489
	CSA Acquisition Corp.
1,902	Term Loan, 3.13%, Maturing December 23, 2011	1,341,019
2,575	Term Loan, 3.13%, Maturing December 23, 2011	1,815,191
2,305	Term Loan, 3.13%, Maturing December 23, 2012	1,613,345
	Dayco Products, LLC
1,489	DIP Loan, 6.68%, Maturing May 4, 2010	1,499,218
8,180	Term Loan, 0.00%, Maturing June 21, 2011(4)	2,300,541

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	11,913	Term Loan, 2.24%, Maturing December 27, 2014	$9,024,470
	8,868	Term Loan, 2.23%, Maturing December 27, 2015	6,717,804
		Financiere Truck (Investissement)
EUR	1,313	Term Loan, 3.41%, Maturing February 15, 2012	1,047,595
		Ford Motor Co.
	10,000	Revolving Loan, 2.97%, Maturing December 15, 2013(3)	8,329,170
	6,972	Term Loan, 3.50%, Maturing December 15, 2013	5,952,557
		Fraikin, Ltd.
GBP	1,612	Term Loan, 0.93%, Maturing February 15, 2012(3)	1,485,524
GBP	718	Term Loan, 3.28%, Maturing February 15, 2012(3)	661,465
		General Motors Corp.
	4,500	Term Loan, Maturing July 20, 2011(5)	4,522,500
		Goodyear Tire & Rubber Co.
	33,756	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	31,280,300
		HLI Operating Co., Inc.
	2,458	DIP Loan, 26.00%, Maturing November 30, 2009(2)	2,359,341
EUR	425	Term Loan, 3.56%, Maturing May 30, 2014	45,480
EUR	7,227	Term Loan, 9.50%, Maturing May 30, 2014	785,430
		Keystone Automotive Operations, Inc.
	6,859	Term Loan, 3.79%, Maturing January 12, 2012	3,257,964
		Locafroid Services S.A.S.
EUR	309	Term Loan, 3.47%, Maturing February 15, 2012	246,595
		Mark IV Industries Corp.
	1,534	DIP Loan, 8.50%, Maturing May 4, 2010	1,529,577
		Tenneco Automotive, Inc.
	5,050	Term Loan, 5.31%, Maturing March 17, 2014	3,737,000
		TriMas Corp.
	894	Term Loan, 2.62%, Maturing August 2, 2011	806,609
	7,981	Term Loan, 2.65%, Maturing August 2, 2013	7,202,472
		TRW Automotive, Inc.
	11,082	Term Loan, 6.31%, Maturing February 2, 2014	10,548,248
		United Components, Inc.
	7,501	Term Loan, 3.21%, Maturing June 30, 2010	6,619,896

			$150,549,027

Beverage and Tobacco — 0.2%
		Culligan International Co.
	12,336	Term Loan, 2.54%, Maturing November 24, 2014	$8,234,158
		Southern Wine & Spirits of America, Inc.
	1,000	Term Loan, Maturing May 31, 2012(5)	967,500
		Van Houtte, Inc.
	852	Term Loan, 3.09%, Maturing July 11, 2014	796,565
	116	Term Loan, 3.09%, Maturing July 11, 2014	108,623

			$10,106,846

Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
	9,446	Term Loan, 1.79%, Maturing December 31, 2012	$9,176,325

			$9,176,325

Building and Development — 3.0%
		401 North Wabash Venture, LLC
	4,217	Term Loan, 10.09%, Maturing November 7, 2009(3)	$3,162,790
		AIMCO Properties, L.P.
	9,379	Term Loan, 1.79%, Maturing March 23, 2011	9,050,645
		Beacon Sales Acquisition, Inc.
	4,348	Term Loan, 2.56%, Maturing September 30, 2013	3,956,740
		Brickman Group Holdings, Inc.
	5,830	Term Loan, 2.34%, Maturing January 23, 2014	5,356,317

2

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Building Materials Corp. of America
	3,573	Term Loan, 3.06%, Maturing February 22, 2014	$3,214,073
		Capital Automotive (REIT)
	2,789	Term Loan, 2.06%, Maturing December 16, 2010	2,196,143
		Contech Construction Products
	1,822	Term Loan, 2.30%, Maturing January 13, 2013	1,580,545
		Epco/Fantome, LLC
	9,460	Term Loan, 2.91%, Maturing November 23, 2010	7,236,900
		Financiere Daunou S.A.
	1,665	Term Loan, 0.00%, Maturing May 31, 2015(4)	596,453
EUR	1,067	Term Loan, 0.00%, Maturing May 31, 2015(4)	554,139
EUR	2,613	Term Loan, 0.00%, Maturing May 31, 2015(4)	1,356,864
	2,452	Term Loan, 0.00%, Maturing February 28, 2016(4)	878,728
EUR	1,247	Term Loan, 0.00%, Maturing February 28, 2016(4)	647,359
EUR	2,424	Term Loan, 0.00%, Maturing February 28, 2016(4)	1,258,465
		Forestar USA Real Estate Group, Inc.
	10,623	Revolving Loan, 0.38%, Maturing December 1, 2010(3)	8,763,687
	4,371	Term Loan, 4.91%, Maturing December 1, 2010	3,606,429
		Hearthstone Housing Partners II, LLC
	6,520	Revolving Loan, 1.68%, Maturing December 1, 2009(3)	3,571,656
		Hovstone Holdings, LLC
	4,319	Term Loan, 5.50%, Maturing September 25, 2009(2)(6)	1,737,406
		LNR Property Corp.
	8,208	Term Loan, 3.81%, Maturing July 3, 2011	5,007,087
		Mueller Water Products, Inc.
	10,653	Term Loan, 6.03%, Maturing May 24, 2014	9,818,583
		NCI Building Systems, Inc.
	5,975	Term Loan, 2.91%, Maturing June 18, 2010	5,183,431
		November 2005 Land Investors
	610	Term Loan, 0.00%, Maturing May 9, 2011(2)(4)	259,115
		Panolam Industries Holdings, Inc.
	4,680	Term Loan, 5.00%, Maturing September 30, 2012	3,451,202
		Re/Max International, Inc.
	8,992	Term Loan, 3.91%, Maturing December 17, 2012	8,272,409
		Realogy Corp.
	2,824	Term Loan, 3.28%, Maturing September 1, 2014	2,188,957
	10,491	Term Loan, 3.31%, Maturing September 1, 2014	8,130,405
		South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,198,661
		Standard Pacific Corp.
	4,680	Term Loan, 2.60%, Maturing May 5, 2013	3,299,400
		WCI Communities, Inc.
	18,241	Term Loan, 5.55%, Maturing December 23, 2010	10,518,753
		Wintergames Acquisition ULC
	12,913	Term Loan, 7.79%, Maturing October 22, 2013	10,185,009

			$127,238,351

Business Equipment and Services — 7.8%
		ACCO Brands Corp.
	8,179	Term Loan, 7.75%, Maturing August 17, 2012	$7,502,077
		Activant Solutions, Inc.
	8,651	Term Loan, 2.48%, Maturing May 1, 2013	7,828,983
		Acxiom Corp.
	9,612	Term Loan, 2.37%, Maturing September 15, 2012	9,251,617
		Affiliated Computer Services
	5,886	Term Loan, 2.29%, Maturing March 20, 2013	5,784,928
	10,063	Term Loan, 2.29%, Maturing March 20, 2013	9,889,144
		Affinion Group, Inc.
	5,000	Revolving Loan, Maturing October 17, 2011(5)	4,350,000
	16,134	Term Loan, 2.79%, Maturing October 17, 2012	15,375,261

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Education Management, LLC
	11,332	Term Loan, 2.38%, Maturing June 1, 2013	$10,878,474
		Info USA, Inc.
	885	Term Loan, 2.60%, Maturing February 14, 2012	844,348
	1,949	Term Loan, 2.60%, Maturing February 14, 2012	1,859,887
		Information Resources, Inc.
	4,434	Term Loan, 2.44%, Maturing May 7, 2014	4,112,503
		Intergraph Corp.
	3,350	Term Loan, 2.66%, Maturing May 29, 2014	3,188,328
		iPayment, Inc.
	12,184	Term Loan, 2.46%, Maturing May 10, 2013	9,960,350
		Kronos, Inc.
	9,496	Term Loan, 2.60%, Maturing June 11, 2014	8,818,960
		Language Line, Inc.
	6,335	Term Loan, 3.85%, Maturing June 11, 2011	6,161,146
		Mitchell International, Inc.
	1,995	Term Loan, 2.63%, Maturing March 28, 2014	1,748,029
	1,500	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	900,000
		N.E.W. Holdings I, LLC
	9,167	Term Loan, 2.80%, Maturing May 22, 2014	8,501,980
		Protection One, Inc.
	10,602	Term Loan, 2.54%, Maturing March 31, 2012	10,124,457
		Quintiles Transnational Corp.
	10,000	Revolving Loan, Maturing March 31, 2012(5)	9,016,000
	13,438	Term Loan, 2.48%, Maturing March 31, 2013	12,755,319
		Sabre, Inc.
	30,770	Term Loan, 2.67%, Maturing September 30, 2014	24,885,022
		Safenet, Inc.
	3,920	Term Loan, 2.79%, Maturing April 12, 2014	3,655,400
		Serena Software, Inc.
	7,061	Term Loan, 2.63%, Maturing March 10, 2013	6,513,437
		Sitel (Client Logic)
	5,866	Term Loan, 5.96%, Maturing January 29, 2014	4,370,061
EUR	941	Term Loan, 6.04%, Maturing January 29, 2014	1,005,940
		Solera Holdings, LLC
EUR	2,976	Term Loan, 3.06%, Maturing May 15, 2014	3,690,743
		Solera Nederland Holdings
	3,765	Term Loan, 2.44%, Maturing May 15, 2014	3,665,949
		SunGard Data Systems, Inc.
	1,439	Term Loan, 2.45%, Maturing February 11, 2013	1,366,862
	3,449	Term Loan, 6.75%, Maturing February 28, 2014	3,455,711
	42,646	Term Loan, 4.35%, Maturing February 28, 2016	40,961,252
		TDS Investor Corp.
	10,780	Term Loan, 2.79%, Maturing August 23, 2013	9,230,375
	13,317	Term Loan, 2.90%, Maturing August 23, 2013	11,339,777
	4,672	Term Loan, 3.10%, Maturing August 23, 2013	3,978,333
EUR	2,106	Term Loan, 3.62%, Maturing August 23, 2013	2,341,111
		Transaction Network Services, Inc.
	4,027	Term Loan, 9.50%, Maturing May 4, 2012	4,049,436
		Travelport, LLC
	2,500	Term Loan, 10.50%, Maturing August 23, 2013	2,517,187
		Valassis Communications, Inc.
	738	Term Loan, 2.04%, Maturing March 2, 2014	702,996
	4,375	Term Loan, 2.04%, Maturing March 2, 2014	4,166,782
		VWR International, Inc.
	16,675	Term Loan, 2.79%, Maturing June 28, 2013	15,306,266
		West Corp.
	29,914	Term Loan, 2.67%, Maturing October 24, 2013	28,414,716

			$324,469,147

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cable and Satellite Television — 7.1%
		Atlantic Broadband Finance, LLC
	9,428	Term Loan, 6.75%, Maturing June 8, 2013	$9,443,258
	351	Term Loan, 2.85%, Maturing September 1, 2013	348,032
		Bresnan Broadband Holdings, LLC
	1,496	Term Loan, 2.52%, Maturing March 29, 2014	1,441,076
	15,513	Term Loan, 2.87%, Maturing March 29, 2014	14,940,593
		Cequel Communications, LLC
	38,763	Term Loan, 2.30%, Maturing November 5, 2013	37,131,868
		Charter Communications Operating, Inc.
	45,332	Term Loan, 6.25%, Maturing April 28, 2013	42,453,863
		CSC Holdings, Inc.
	14,805	Term Loan, 2.04%, Maturing March 29, 2013	14,338,879
		CW Media Holdings, Inc.
	4,975	Term Loan, 3.85%, Maturing February 15, 2015	4,296,883
		DirectTV Holdings, LLC
	1,980	Term Loan, 5.25%, Maturing April 13, 2013	1,990,520
		Foxco Acquisition Sub., LLC
	4,545	Term Loan, 6.51%, Maturing July 2, 2015	3,621,216
		Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.31%, Maturing April 6, 2014	24,981,648
		MCC Iowa, LLC
	576	Term Loan, 1.77%, Maturing March 31, 2010	569,170
	7,675	Term Loan, 2.02%, Maturing January 31, 2015	7,240,502
	7,800	Term Loan, 2.02%, Maturing January 31, 2015	7,357,997
		Mediacom Illinois, LLC
	1,680	Term Loan, 1.52%, Maturing September 30, 2012	1,579,200
	14,212	Term Loan, 2.02%, Maturing January 31, 2015	13,371,179
		NTL Investment Holdings, Ltd.
GBP	2,000	Term Loan, Maturing March 30, 2012(5)	3,123,741
	7,994	Term Loan, 4.00%, Maturing March 30, 2012	7,814,016
GBP	3,500	Term Loan, 4.19%, Maturing March 30, 2013	5,143,162
		ProSiebenSat.1 Media AG
EUR	2,020	Term Loan, 3.53%, Maturing March 2, 2015	1,090,303
EUR	600	Term Loan, 3.14%, Maturing June 26, 2015	662,371
EUR	12,586	Term Loan, 3.14%, Maturing June 26, 2015	13,890,162
EUR	2,020	Term Loan, 3.78%, Maturing March 2, 2016	1,090,303
		UPC Broadband Holding B.V.
	7,083	Term Loan, 2.06%, Maturing December 31, 2014	6,777,110
	3,842	Term Loan, 3.81%, Maturing December 31, 2016	3,759,201
EUR	16,765	Term Loan, 4.52%, Maturing December 31, 2016	21,518,626
EUR	10,790	Term Loan, 4.77%, Maturing December 31, 2017	13,857,522
		Virgin Media Investment Holding
GBP	1,130	Term Loan, 5.31%, Maturing March 30, 2012	1,751,021
GBP	2,224	Term Loan, 5.39%, Maturing March 30, 2012	3,446,094
GBP	3,638	Term Loan, 5.39%, Maturing March 30, 2012	5,636,426
		YPSO Holding SA
EUR	10,915	Term Loan, 3.44%, Maturing July 28, 2014	11,570,646
EUR	4,212	Term Loan, 3.44%, Maturing July 28, 2014	4,465,313
EUR	6,873	Term Loan, 3.44%, Maturing July 28, 2014	7,285,512

			$297,987,413

Chemicals and Plastics — 4.9%
		Arizona Chemical, Inc.
EUR	2,821	Term Loan, 3.15%, Maturing February 28, 2013	$3,578,645
		Ashland, Inc.
	5,317	Term Loan, 6.75%, Maturing May 20, 2014	5,341,849
	1,849	Term Loan, 7.65%, Maturing December 20, 2014	1,884,561

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Brenntag Holding GmbH and Co. KG
	10,927	Term Loan, 2.29%, Maturing December 23, 2013	$10,407,890
	3,485	Term Loan, 2.33%, Maturing December 23, 2013	3,319,451
EUR	3,434	Term Loan, 2.95%, Maturing December 23, 2013	4,682,899
EUR	770	Term Loan - Second Lien, 5.65%, Maturing June 23, 2015	898,167
EUR	230	Term Loan - Second Lien, 5.65%, Maturing June 23, 2015	268,203
		Celanese Holdings, LLC
EUR	978	Term Loan, 2.85%, Maturing April 6, 2011	1,300,348
	10,176	Term Loan, 2.06%, Maturing April 2, 2014	9,662,244
	15,472	Term Loan, 2.35%, Maturing April 2, 2014	14,691,361
		Cognis GmbH
EUR	4,276	Term Loan, 3.27%, Maturing September 15, 2013	5,206,310
EUR	1,249	Term Loan, 3.27%, Maturing September 15, 2013	1,520,069
		Columbian Chemicals Acquisition
	6,029	Term Loan, 6.63%, Maturing March 16, 2013	4,763,156
		Ferro Corp.
	13,556	Term Loan, 6.60%, Maturing June 6, 2012	10,505,630
		First Chemical Holding
EUR	575	Term Loan, 4.56%, Maturing December 18, 2014	304,623
EUR	575	Term Loan, 5.06%, Maturing December 18, 2015	304,623
		Georgia Gulf Corp.
	5,082	Term Loan, 9.02%, Maturing October 3, 2013	4,720,727
		Hexion Specialty Chemicals, Inc.
EUR	1,108	Term Loan, 3.37%, Maturing May 5, 2012	1,136,889
	15,198	Term Loan, 2.88%, Maturing May 5, 2013	11,474,175
	3,301	Term Loan, 2.88%, Maturing May 5, 2013	2,492,144
	2,488	Term Loan, 3.31%, Maturing May 5, 2013	1,853,436
	9,600	Term Loan, 3.85%, Maturing May 5, 2013	6,048,000
		Huntsman International, LLC
	7,500	Revolving Loan, 0.91%, Maturing August 16, 2010(3)	6,975,000
	18,328	Term Loan, 2.04%, Maturing August 16, 2012	17,036,185
		INEOS Group
EUR	561	Term Loan, 6.21%, Maturing December 14, 2011	602,234
EUR	562	Term Loan, 10.25%, Maturing December 14, 2011	603,335
	3,872	Term Loan, 7.00%, Maturing December 14, 2012	2,961,975
	9,968	Term Loan, 7.50%, Maturing December 14, 2013	7,725,231
	9,968	Term Loan, 8.00%, Maturing December 14, 2014	7,725,231
		ISP Chemco, Inc.
	8,538	Term Loan, 2.06%, Maturing June 4, 2014	7,978,505
		Kranton Polymers, LLC
	16,022	Term Loan, 2.63%, Maturing May 12, 2013	13,418,141
		MacDermid, Inc.
	3,093	Term Loan, 2.29%, Maturing April 12, 2014	2,504,930
		Millenium Inorganic Chemicals
	6,662	Term Loan, 2.85%, Maturing April 30, 2014	4,962,891
		Momentive Performance Material
	4,900	Term Loan, 2.56%, Maturing December 4, 2013	3,874,499
		Nalco Co.
	3,050	Term Loan, 6.50%, Maturing May 6, 2016	3,091,937
		Rockwood Specialties Group, Inc.
EUR	653	Term Loan, 5.00%, Maturing July 30, 2011	830,590
	19,572	Term Loan, 6.00%, Maturing May 15, 2014	19,817,038
		Vita Cayman II, Ltd.
EUR	1,183	Term Loan, 5.90%, Maturing June 30, 2014(2)	762,867

			$207,235,989

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	7,797	Term Loan, 5.24%, Maturing September 5, 2013	$7,854,391
	5,000	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	4,816,665

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		St. John Knits International, Inc.
	4,061	Term Loan, 10.00%, Maturing March 23, 2012	$3,045,376
		The William Carter Co.
	2,306	Term Loan, 1.79%, Maturing July 14, 2012	2,248,832

			$17,965,264

Conglomerates — 2.7%
		Amsted Industries, Inc.
	9,521	Term Loan, 2.53%, Maturing October 15, 2010	$8,934,283
	6,300	Term Loan, 2.78%, Maturing April 5, 2013	5,911,901
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,897	Term Loan, 2.79%, Maturing July 13, 2015	2,718,076
GBP	727	Term Loan, 3.09%, Maturing July 13, 2015	841,126
	3,897	Term Loan, 3.29%, Maturing July 13, 2015	2,718,076
GBP	727	Term Loan, 3.59%, Maturing July 13, 2015	841,126
		Jarden Corp.
	9,074	Term Loan, 2.35%, Maturing January 24, 2012	8,874,432
	3,731	Term Loan, 2.35%, Maturing January 24, 2012	3,648,790
	1,652	Term Loan, 3.10%, Maturing January 24, 2012	1,637,374
		Johnson Diversey, Inc.
	1,993	Term Loan, 3.02%, Maturing December 16, 2010	1,950,455
	7,883	Term Loan, 3.02%, Maturing December 16, 2011	7,715,428
		Polymer Group, Inc.
	1,000	Revolving Loan, 0.61%, Maturing November 22, 2010(3)	850,000
	19,082	Term Loan, 2.67%, Maturing November 22, 2012	18,079,805
		RBS Global, Inc.
	5,235	Term Loan, 2.31%, Maturing July 19, 2013	4,711,345
	13,485	Term Loan, 2.96%, Maturing July 19, 2013	12,271,574
		RGIS Holdings, LLC
	14,578	Term Loan, 3.04%, Maturing April 30, 2014	12,463,890
	729	Term Loan, 3.10%, Maturing April 30, 2014	623,195
		The Manitowoc Company, Inc.
	15,655	Term Loan, 7.50%, Maturing August 21, 2014	14,233,194
		US Investigations Services, Inc.
	2,947	Term Loan, 3.36%, Maturing February 21, 2015	2,639,747
		Vertrue, Inc.
	2,449	Term Loan, 3.60%, Maturing August 16, 2014	1,959,140

			$113,622,957

Containers and Glass Products — 3.2%
		Berry Plastics Corp.
	20,445	Term Loan, 2.30%, Maturing April 3, 2015	$17,434,390
		Consolidated Container Co.
	5,835	Term Loan, 2.54%, Maturing March 28, 2014	5,251,886
		Crown Americas, Inc.
	4,703	Term Loan, 2.04%, Maturing November 15, 2012	4,602,592
	1,407	Term Loan, 2.04%, Maturing November 15, 2012	1,376,612
EUR	4,365	Term Loan, 2.38%, Maturing November 15, 2012	5,692,613
		Graham Packaging Holdings Co.
	1,813	Term Loan, 2.56%, Maturing October 7, 2011	1,751,303
	19,143	Term Loan, 6.75%, Maturing April 5, 2014	19,139,844
		Graphic Packaging International, Inc.
	27,563	Term Loan, 2.52%, Maturing May 16, 2014	26,294,217
	3,448	Term Loan, 3.26%, Maturing May 16, 2014	3,328,275
		JSG Acquisitions
EUR	1,215	Term Loan, 3.99%, Maturing December 31, 2014	1,652,579
EUR	1,212	Term Loan, 4.01%, Maturing December 31, 2014	1,648,014
		OI European Group B.V.
EUR	12,065	Term Loan, 2.13%, Maturing June 14, 2013	16,163,800
		Owens-Brockway Glass Container
	4,097	Term Loan, 1.79%, Maturing June 14, 2013	3,948,068

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Pregis Corp.
	2,548	Term Loan, 2.54%, Maturing October 12, 2011	$2,102,368
		Smurfit-Stone Container Corp.
	5,869	DIP Loan, 8.75%, Maturing August 6, 2010	5,957,484
	7,935	Revolving Loan, 2.89%, Maturing November 1, 2009	7,538,416
	2,632	Revolving Loan, 3.05%, Maturing December 31, 2009	2,500,263
	1,033	Term Loan, 2.57%, Maturing November 1, 2011	978,051
	1,813	Term Loan, 2.57%, Maturing November 1, 2011	1,712,875
	3,416	Term Loan, 2.57%, Maturing November 1, 2011	3,234,899
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,505,128

			$133,813,677

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,391	Term Loan, 2.71%, Maturing July 31, 2013	$3,221,200
		Bausch & Lomb, Inc.
	403	Term Loan, 3.70%, Maturing April 30, 2015	383,137
	1,589	Term Loan, 3.85%, Maturing April 30, 2015	1,509,559
		Prestige Brands, Inc.
	5,813	Term Loan, 2.54%, Maturing April 7, 2011	5,711,305

			$10,825,201

Drugs — 0.7%
		Graceway Pharmaceuticals, LLC
	16,371	Term Loan, 3.04%, Maturing May 3, 2012	$13,055,553
		Pharmaceutical Holdings Corp.
	2,205	Term Loan, 3.56%, Maturing January 30, 2012	2,017,520
		Warner Chilcott Corp.
	1,965	Term Loan, 2.29%, Maturing January 18, 2012	1,917,809
	11,565	Term Loan, 2.46%, Maturing January 18, 2012	11,287,665

			$28,278,547

Ecological Services and Equipment — 0.3%
		Big Dumpster Merger Sub, Inc.
	668	Term Loan, 2.54%, Maturing February 5, 2013	$390,577
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.79%, Maturing April 1, 2015	2,551,287
		Environmental Systems Products Holdings, Inc.
	426	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	327,274
		Sensus Metering Systems, Inc.
	7,409	Term Loan, 6.75%, Maturing June 3, 2013	7,335,131
		Wastequip, Inc.
	281	Term Loan, 2.54%, Maturing February 5, 2013	164,454

			$10,768,723

Electronics/Electrical — 2.9%
		Aspect Software, Inc.
	3,502	Term Loan, 3.31%, Maturing July 11, 2011	$3,046,488
		Fairchild Semiconductor Corp.
	9,193	Term Loan, 1.79%, Maturing June 26, 2013	8,526,810
		FCI International S.A.S.
	758	Term Loan, 3.41%, Maturing November 1, 2013	515,634
	730	Term Loan, 3.41%, Maturing November 1, 2013	496,412
	730	Term Loan, 3.41%, Maturing November 1, 2013	496,412
	758	Term Loan, 3.41%, Maturing November 1, 2013	515,634
	992	Term Loan, 3.41%, Maturing November 1, 2013	674,697
		Freescale Semiconductor, Inc.
	29,892	Term Loan, 2.06%, Maturing December 1, 2013	22,205,743

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Infor Enterprise Solutions Holdings
EUR	2,925	Term Loan, 3.54%, Maturing July 28, 2012	$3,470,695
	19,373	Term Loan, 4.04%, Maturing July 28, 2012	16,660,910
	7,191	Term Loan, 4.04%, Maturing July 28, 2012	6,184,592
		Network Solutions, LLC
	10,223	Term Loan, 2.84%, Maturing March 7, 2014	8,919,543
		Open Solutions, Inc.
	10,158	Term Loan, 2.63%, Maturing January 23, 2014	7,242,057
		Sensata Technologies Finance Co.
	18,531	Term Loan, 2.25%, Maturing April 27, 2013	15,617,860
		Spectrum Brands, Inc.
	608	Term Loan, 2.60%, Maturing March 30, 2013	557,381
	11,833	Term Loan, 6.25%, Maturing March 30, 2013	10,846,507
		SS&C Technologies, Inc.
	3,393	Term Loan, 2.48%, Maturing November 23, 2012	3,044,823
		Vertafore, Inc.
	11,295	Term Loan, 3.16%, Maturing January 31, 2012	10,786,667
	1,980	Term Loan, 4.91%, Maturing January 31, 2012	1,890,900

			$121,699,765

Equipment Leasing — 0.0%
		Hertz Corp.
	8	Term Loan, 2.05%, Maturing December 21, 2012	$7,516
	835	Term Loan, 2.36%, Maturing December 21, 2012	790,434

			$797,950

Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	3,845	Term Loan, 2.56%, Maturing December 16, 2012	$3,761,421
		Central Garden & Pet Co.
	9,871	Term Loan, 1.79%, Maturing February 28, 2014	9,180,023

			$12,941,444

Financial Intermediaries — 1.4%
		Asset Acceptance Capital Corp.
	1,443	Term Loan, 3.03%, Maturing June 5, 2013	$1,349,494
		Citco III, Ltd.
	13,812	Term Loan, 2.85%, Maturing June 30, 2014	9,668,440
		E.A. Viner International Co.
	448	Term Loan, 5.10%, Maturing July 31, 2013	279,775
		Grosvenor Capital Management
	4,034	Term Loan, 2.31%, Maturing December 5, 2013	3,489,076
		Jupiter Asset Management Group
GBP	3,644	Term Loan, 3.11%, Maturing June 30, 2015	4,610,519
		Lender Processing Services, Inc.
	5,053	Term Loan, 2.79%, Maturing July 2, 2014	5,059,241
		LPL Holdings, Inc.
	25,094	Term Loan, 2.19%, Maturing December 18, 2014	23,023,659
		Nuveen Investments, Inc.
	1,861	Term Loan, 3.39%, Maturing November 2, 2014	1,517,905
		Oxford Acquisition III, Ltd.
	11,051	Term Loan, 2.50%, Maturing May 24, 2014	5,912,131
		RJO Holdings Corp. (RJ O’Brien)
	4,007	Term Loan, 3.30%, Maturing July 31, 2014	1,763,022

			$56,673,262

Food Products — 2.8%
		Acosta, Inc.
	16,956	Term Loan, 2.54%, Maturing July 28, 2013	$16,129,715
		Advantage Sales & Marketing, Inc.
	16,440	Term Loan, 2.31%, Maturing March 29, 2013	15,710,920

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		American Seafoods Group, LLC
	1,930	Term Loan, 2.04%, Maturing September 30, 2012	$1,770,655
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.60%, Maturing December 31, 2013	5,393,465
GBP	2,500	Term Loan - Second Lien, 6.98%, Maturing June 30, 2015	3,146,013
		Dean Foods Co.
	26,599	Term Loan, 1.97%, Maturing April 2, 2014	25,656,798
		Dole Food Company, Inc.
	1,691	Term Loan, 7.37%, Maturing April 12, 2013	1,706,228
	2,330	Term Loan, 8.00%, Maturing April 12, 2013	2,351,404
	8,533	Term Loan, 8.00%, Maturing April 12, 2013	8,612,030
		MafCo Worldwide Corp.
	733	Term Loan, 2.30%, Maturing December 8, 2011	677,892
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.76%, Maturing April 2, 2013(3)	2,700,000
	27,039	Term Loan, 3.06%, Maturing April 2, 2014	24,740,248
		Reddy Ice Group, Inc.
	12,335	Term Loan, 2.04%, Maturing August 9, 2012	9,970,788

			$118,566,156

Food Service — 2.4%
		AFC Enterprises, Inc.
	1,979	Term Loan, 2.63%, Maturing May 11, 2011	$1,958,920
		Aramark Corp.
	44,293	Term Loan, 2.47%, Maturing January 26, 2014	42,134,031
	2,896	Term Loan, 3.75%, Maturing January 26, 2014	2,754,532
		Buffets, Inc.
	6,542	Term Loan, 15.29%, Maturing April 30, 2012	6,329,317
	1,039	Term Loan - Second Lien, 7.85%, Maturing May 1, 2013(2)	485,770
	4,392	Term Loan - Second Lien, 19.12%, Maturing May 1, 2013(2)	2,053,278
		CBRL Group, Inc.
	6,575	Term Loan, 2.52%, Maturing April 27, 2013	6,275,365
	664	Term Loan, 3.53%, Maturing April 27, 2013	633,593
		JRD Holdings, Inc.
	2,887	Term Loan, 2.54%, Maturing June 26, 2014	2,778,467
		Maine Beverage Co., LLC
	2,072	Term Loan, 2.35%, Maturing June 30, 2010	1,916,897
		OSI Restaurant Partners, LLC
	833	Term Loan, 3.05%, Maturing May 9, 2013	638,965
	9,390	Term Loan, 2.63%, Maturing May 9, 2014	7,206,906
		QCE Finance, LLC
	8,917	Term Loan, 2.88%, Maturing May 5, 2013	6,798,904
		Sagittarius Restaurants, LLC
	4,322	Term Loan, 10.25%, Maturing March 29, 2013	3,630,255
		Selecta
CHF	18,405	Term Loan, 2.88%, Maturing June 28, 2015	9,752,254
		SSP Financing, Ltd.
	3,955	Term Loan, 3.18%, Maturing June 15, 2014	1,707,857
	3,955	Term Loan, 3.68%, Maturing June 15, 2015	1,707,857

			$98,763,168

Food/Drug Retailers — 2.4%
		General Nutrition Centers, Inc.
	21,691	Term Loan, 2.73%, Maturing September 16, 2013	$19,833,538
		Pantry, Inc. (The)
	6,724	Term Loan, 1.79%, Maturing May 15, 2014	6,307,594
	62	Term Loan, 1.79%, Maturing May 15, 2014	58,046
		Rite Aid Corp.
	28,682	Term Loan, 2.05%, Maturing June 1, 2014	23,870,969
	13,987	Term Loan, 6.00%, Maturing June 4, 2014	12,640,762
	8,500	Term Loan, 9.50%, Maturing June 4, 2014	8,755,000

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Rite Aid Funding II
	4,000	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	$4,080,000
		Roundy’s Supermarkets, Inc.
	24,480	Term Loan, 3.05%, Maturing November 3, 2011	23,853,070

			$99,398,979

Forest Products — 1.8%
		Appleton Papers, Inc.
	11,432	Term Loan, 6.50%, Maturing June 5, 2014	$10,002,999
		Georgia-Pacific Corp.
	4,684	Term Loan, 2.31%, Maturing December 20, 2012	4,531,464
	44,937	Term Loan, 2.58%, Maturing December 20, 2012	43,476,732
	1,446	Term Loan, Maturing December 23, 2014(5)	1,415,733
		Newpage Corp.
	10,917	Term Loan, 4.06%, Maturing December 5, 2014	9,490,651
		Xerium Technologies, Inc.
	8,925	Term Loan, 6.10%, Maturing May 18, 2012	5,756,937

			$74,674,516

Healthcare — 9.2%
		Accellent, Inc.
	3,096	Term Loan, 3.17%, Maturing November 22, 2012	$2,817,158
		Alliance Imaging, Inc.
	4,635	Term Loan, 3.14%, Maturing December 29, 2011	4,493,280
		American Medical Systems
	5,680	Term Loan, 2.56%, Maturing July 20, 2012	5,510,058
		AMN Healthcare, Inc.
	3,302	Term Loan, 2.35%, Maturing November 2, 2011	3,120,832
		AMR HoldCo, Inc.
	5,367	Term Loan, 2.30%, Maturing February 10, 2012	5,139,338
		Biomet, Inc.
	11,078	Term Loan, 3.58%, Maturing December 26, 2014	10,526,145
EUR	2,922	Term Loan, 3.98%, Maturing December 26, 2014	3,975,545
		Cardinal Health 409, Inc.
	14,597	Term Loan, 2.54%, Maturing April 10, 2014	12,504,843
		Carestream Health, Inc.
	15,584	Term Loan, 2.29%, Maturing April 30, 2013	14,395,346
		Carl Zeiss Vision Holding GmbH
EUR	6,371	Term Loan, 3.04%, Maturing March 23, 2015	4,532,766
		Community Health Systems, Inc.
	2,038	Term Loan, 2.54%, Maturing July 25, 2014	1,919,769
	58,939	Term Loan, 2.90%, Maturing July 25, 2014	55,512,809
		Concentra, Inc.
	6,877	Term Loan, 2.85%, Maturing June 25, 2014	6,120,935
		CRC Health Corp.
	1,882	Term Loan, 2.85%, Maturing February 6, 2013	1,524,187
	3,793	Term Loan, 2.85%, Maturing February 6, 2013	3,072,128
		Dako EQT Project Delphi
	1,568	Term Loan, 2.72%, Maturing June 12, 2016	1,082,128
EUR	3,099	Term Loan, 3.14%, Maturing June 12, 2016	3,047,275
		DaVita, Inc.
	13,754	Term Loan, 1.88%, Maturing October 5, 2012	13,203,414
		DJO Finance, LLC
	4,987	Term Loan, 3.41%, Maturing May 15, 2014	4,671,478
		Fenwal, Inc.
	2,984	Term Loan, 2.92%, Maturing February 28, 2014	2,541,075
	509	Term Loan, 2.92%, Maturing February 28, 2014	433,261
		Fresenius Medical Care Holdings
	6,647	Term Loan, 1.97%, Maturing March 31, 2013	6,449,203
		Hanger Orthopedic Group, Inc.
	3,310	Term Loan, 2.29%, Maturing May 30, 2013	3,094,760

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HCA, Inc.
	61,005	Term Loan, 2.85%, Maturing November 18, 2013	$57,379,537
		Health Management Association, Inc.
	25,261	Term Loan, 2.35%, Maturing February 28, 2014	23,520,737
		HealthSouth Corp.
	5,000	Term Loan, 2.90%, Maturing March 21, 2010	4,550,000
	6,585	Term Loan, 2.54%, Maturing March 10, 2013	6,293,039
		Iasis Healthcare, LLC
	30	Term Loan, 2.28%, Maturing March 14, 2014	27,926
	111	Term Loan, 2.29%, Maturing March 14, 2014	103,673
	320	Term Loan, 2.29%, Maturing March 14, 2014	299,585
		Ikaria Acquisition, Inc.
	4,424	Term Loan, 2.65%, Maturing March 28, 2013	4,025,952
		IM U.S. Holdings, LLC
	6,536	Term Loan, 2.42%, Maturing June 26, 2014	6,296,684
		inVentiv Health, Inc.
	7,923	Term Loan, 2.35%, Maturing July 6, 2014	7,378,573
		LifePoint Hospitals, Inc.
	11,291	Term Loan, 2.30%, Maturing April 15, 2012	10,850,419
		MultiPlan Merger Corp.
	5,104	Term Loan, 2.81%, Maturing April 12, 2013	4,867,536
	3,487	Term Loan, 2.81%, Maturing April 12, 2013	3,325,582
		Mylan, Inc.
	11,000	Term Loan, 3.81%, Maturing October 2, 2014	10,716,200
		National Mentor Holdings, Inc.
	8,799	Term Loan, 2.60%, Maturing June 29, 2013	7,552,482
	537	Term Loan, 4.59%, Maturing June 29, 2013	461,014
		Nyco Holdings
	5,311	Term Loan, 2.85%, Maturing December 29, 2014	4,782,955
EUR	5,019	Term Loan, 3.37%, Maturing December 29, 2014	6,493,084
	5,311	Term Loan, 3.60%, Maturing December 29, 2015	4,782,955
EUR	5,019	Term Loan, 4.12%, Maturing December 29, 2015	6,493,084
		Psychiatric Solutions, Inc.
	986	Term Loan, 2.05%, Maturing May 31, 2014	937,597
		RadNet Management, Inc.
	5,928	Term Loan, 4.59%, Maturing November 15, 2012	5,483,158
		ReAble Therapeutics Finance, LLC
	8,902	Term Loan, 2.47%, Maturing November 16, 2013	8,679,646
		Select Medical Holding Corp.
	1,000	Revolving Loan, 1.85%, Maturing February 24, 2010(3)	810,000
	11,591	Term Loan, 2.72%, Maturing February 24, 2012	11,079,275
		Sunrise Medical Holdings, Inc.
	3,534	Term Loan, 6.31%, Maturing May 13, 2010	2,032,117
		TZ Merger Sub., Inc. (TriZetto)
	4,987	Term Loan, 7.50%, Maturing July 24, 2015	4,887,688
		Vanguard Health Holding Co., LLC
	10,612	Term Loan, 2.54%, Maturing September 23, 2011	10,273,527
		Viant Holdings, Inc.
	1,783	Term Loan, 2.85%, Maturing June 25, 2014	1,551,442

			$385,623,200

Home Furnishings — 1.1%
		Dometic Corp.
	2,853	Term Loan, 2.75%, Maturing December 31, 2014(2)	$706,119
	1,834	Term Loan, 3.25%, Maturing December 31, 2014(2)	459,660
	432	Term Loan, 3.25%, Maturing December 31, 2014(2)	108,230
		Hunter Fan Co.
	3,612	Term Loan, 2.81%, Maturing April 16, 2014	2,299,775

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Interline Brands, Inc.
	5,583	Term Loan, 1.98%, Maturing June 23, 2013	$5,052,657
	2,368	Term Loan, 1.98%, Maturing June 23, 2013	2,142,790
		National Bedding Co., LLC
	12,590	Term Loan, 2.31%, Maturing August 31, 2011	10,984,866
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	994,999
		Oreck Corp.
	4,164	Term Loan, 0.00%, Maturing February 2, 2012(4)(6)	1,303,458
		Sanitec, Ltd. Oy
EUR	4,394	Term Loan, 0.00%, Maturing April 7, 2013(4)	1,618,031
EUR	4,394	Term Loan, 0.00%, Maturing April 7, 2014(4)	1,618,031
		Simmons Co.
	21,290	Term Loan, 9.50%, Maturing December 19, 2011	20,225,723
	2,618	Term Loan, 8.22%, Maturing February 15, 2012(2)	78,526

			$47,592,865

Industrial Equipment — 2.1%
		CEVA Group PLC U.S.
	331	Term Loan, 3.29%, Maturing January 4, 2014	$247,175
EUR	641	Term Loan, 3.54%, Maturing January 4, 2014	656,557
EUR	1,089	Term Loan, 3.54%, Maturing January 4, 2014	1,114,908
EUR	1,338	Term Loan, 3.54%, Maturing January 4, 2014	1,370,229
	40	Term Loan, 3.60%, Maturing January 4, 2014	28,547
EUR	1,136	Term Loan, 4.12%, Maturing January 4, 2014	1,162,864
		EPD Holdings (Goodyear Engineering Products)
	1,386	Term Loan, 2.55%, Maturing July 13, 2014	942,562
	13,953	Term Loan, 2.55%, Maturing July 13, 2014	9,487,831
	2,000	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	795,000
		Flowserve Corp.
	3,570	Term Loan, 2.04%, Maturing August 10, 2012	3,494,268
		FR Brand Acquisition Corp.
	9,986	Term Loan, 2.60%, Maturing February 7, 2014	9,261,585
		Generac Acquisition Corp.
	9,694	Term Loan, 2.81%, Maturing November 7, 2013	7,610,131
		Gleason Corp.
	1,941	Term Loan, 2.42%, Maturing June 30, 2013	1,814,589
	1,518	Term Loan, 2.42%, Maturing June 30, 2013	1,419,383
		Heating Finance PLC (Baxi)
EUR	3,254	Revolving Loan, 1.03%, Maturing December 27, 2010(3)	3,454,827
GBP	1,297	Term Loan, 3.66%, Maturing December 27, 2010	1,762,566
		Jason, Inc.
	1,745	Term Loan, 5.35%, Maturing April 30, 2010	872,313
		John Maneely Co.
	21,020	Term Loan, 3.63%, Maturing December 8, 2013	16,458,502
		KION Group GmbH
	2,250	Term Loan, 2.29%, Maturing December 23, 2014	1,406,250
	2,250	Term Loan, 2.79%, Maturing December 23, 2015	1,406,250
		Polypore, Inc.
	2,000	Revolving Loan, 0.55%, Maturing July 3, 2013(3)	1,630,000
	17,056	Term Loan, 2.56%, Maturing July 3, 2014	16,117,567
EUR	1,092	Term Loan, 2.75%, Maturing July 3, 2014	1,346,564
		TFS Acquisition Corp.
	4,366	Term Loan, 5.10%, Maturing August 11, 2013	2,019,472

			$85,879,940

Insurance — 1.8%
		Alliant Holdings I, Inc.
	6,951	Term Loan, 3.60%, Maturing August 21, 2014	$6,342,506
		Applied Systems, Inc.
	4,028	Term Loan, Maturing September 26, 2013(5)	3,726,294

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CCC Information Services Group, Inc.
	7,302	Term Loan, 2.54%, Maturing February 10, 2013	$7,016,398
		Conseco, Inc.
	23,092	Term Loan, 6.50%, Maturing October 10, 2013	16,857,099
		Crump Group, Inc.
	5,697	Term Loan, 3.29%, Maturing August 4, 2014	4,614,529
		Getty Images, Inc.
	10,647	Term Loan, 6.25%, Maturing July 2, 2015	10,753,342
		Hub International Holdings, Inc.
	1,640	Term Loan, 2.79%, Maturing June 13, 2014	1,511,623
	11,680	Term Loan, 2.79%, Maturing June 13, 2014	10,767,265
		U.S.I. Holdings Corp.
	13,962	Term Loan, 3.35%, Maturing May 4, 2014	11,867,833

			$73,456,889

Leisure Goods/Activities/Movies — 5.2%
		24 Hour Fitness Worldwide, Inc.
	2,929	Term Loan, 2.94%, Maturing June 8, 2012	$2,533,839
		AMC Entertainment, Inc.
	17,398	Term Loan, 1.79%, Maturing January 26, 2013	16,554,147
		AMF Bowling Worldwide, Inc.
	2,954	Term Loan, 3.13%, Maturing June 8, 2013	2,378,087
		Bombardier Recreational Products
	17,400	Term Loan, 3.30%, Maturing June 28, 2013	12,441,000
		Carmike Cinemas, Inc.
	5,227	Term Loan, 4.10%, Maturing May 19, 2012	4,939,313
	4,830	Term Loan, 4.49%, Maturing May 19, 2012	4,563,916
		Cedar Fair, L.P.
	4,850	Term Loan, 2.29%, Maturing August 31, 2011	4,751,789
	10,291	Term Loan, 2.29%, Maturing August 30, 2012	10,082,511
		Cinemark, Inc.
	24,160	Term Loan, 2.23%, Maturing October 5, 2013	23,217,166
		Dave & Buster’s, Inc.
	815	Term Loan, 2.74%, Maturing March 8, 2013	803,224
	2,060	Term Loan, 2.74%, Maturing March 8, 2013	2,029,297
		Deluxe Entertainment Services
	4,731	Term Loan, 2.67%, Maturing January 28, 2011	4,305,348
	271	Term Loan, 2.85%, Maturing January 28, 2011	247,005
	479	Term Loan, 2.85%, Maturing January 28, 2011	435,766
		DW Funding, LLC
	3,199	Term Loan, 2.48%, Maturing April 30, 2011	2,686,890
		Easton-Bell Sports, Inc.
	6,629	Term Loan, 2.26%, Maturing March 16, 2012	6,148,251
		Fender Musical Instruments Corp.
	1,300	Term Loan, 2.54%, Maturing June 9, 2014	988,140
	4,534	Term Loan, 2.85%, Maturing June 9, 2014	3,445,917
		Mega Blocks, Inc.
	1,872	Term Loan, 9.75%, Maturing July 26, 2012	743,930
		Metro-Goldwyn-Mayer Holdings, Inc.
	37,574	Term Loan, 3.54%, Maturing April 8, 2012	21,792,711
		National CineMedia, LLC
	14,250	Term Loan, 2.38%, Maturing February 13, 2015	13,430,625
		Odeon
GBP	624	Term Loan, 3.63%, Maturing April 2, 2015	900,987
GBP	624	Term Loan, 4.25%, Maturing April 2, 2016	900,987
		Red Football, Ltd.
GBP	1,585	Term Loan, Maturing August 16, 2014(5)	2,205,774
GBP	1,585	Term Loan, Maturing August 16, 2015(5)	2,205,774
		Regal Cinemas Corp.
	18,664	Term Loan, 4.35%, Maturing November 10, 2010	18,541,729

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Revolution Studios Distribution Co., LLC
	5,707	Term Loan, 4.04%, Maturing December 21, 2014	$5,193,797
		Six Flags Theme Parks, Inc.
	12,327	Term Loan, 2.66%, Maturing April 30, 2015	12,031,473
		Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,431,250
		Ticketmaster
	8,000	Term Loan, 3.60%, Maturing July 22, 2014	7,760,000
		Universal City Development Partners, Ltd.
	8,996	Term Loan, 6.00%, Maturing June 9, 2011	8,849,901
		Zuffa, LLC
	4,000	Revolving Loan, 3.96%, Maturing June 19, 2012(3)	3,320,000
	9,165	Term Loan, 2.38%, Maturing June 20, 2016	8,019,565

			$216,880,109

Lodging and Casinos — 2.3%
		Choctaw Resort Development Enterprise
	2,578	Term Loan, 6.00%, Maturing November 4, 2011	$2,474,813
		Full Moon Holdco 3 Ltd.
GBP	1,500	Term Loan, 3.86%, Maturing November 20, 2014	1,760,237
GBP	1,500	Term Loan, 4.36%, Maturing November 20, 2015	1,760,237
		Green Valley Ranch Gaming, LLC
	6,980	Term Loan, 3.07%, Maturing February 16, 2014	4,763,874
		Harrah’s Operating Co.
	4,394	Term Loan, 3.50%, Maturing January 28, 2015	3,532,303
	2,602	Term Loan, 3.51%, Maturing January 28, 2015	2,092,047
		Herbst Gaming, Inc.
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(4)	2,830,972
	2,483	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,125,521
		Isle of Capri Casinos, Inc.
	3,571	Term Loan, 2.04%, Maturing November 30, 2013	3,386,900
	4,710	Term Loan, 2.35%, Maturing November 30, 2013	4,466,682
	1,276	Term Loan, 2.35%, Maturing November 30, 2013	1,210,533
		LodgeNet Entertainment Corp.
	12,078	Term Loan, 2.59%, Maturing April 4, 2014	10,417,356
		New World Gaming Partners, Ltd.
	9,624	Term Loan, 3.10%, Maturing June 30, 2014	6,303,897
	952	Term Loan, 3.10%, Maturing June 30, 2014	623,417
		Penn National Gaming, Inc.
	16,665	Term Loan, 2.08%, Maturing October 3, 2012	16,355,343
		Scandic Hotels
EUR	1,725	Term Loan, 3.47%, Maturing April 25, 2015	1,302,754
EUR	1,725	Term Loan, 3.97%, Maturing April 25, 2016	1,302,754
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,917	Term Loan, 2.09%, Maturing May 14, 2014	7,061,947
	22,867	Term Loan, 2.09%, Maturing May 23, 2014	18,110,400
		VML US Finance, LLC
	3,325	Term Loan, 2.85%, Maturing May 25, 2012	3,086,707
	1,995	Term Loan, 2.85%, Maturing May 25, 2013	1,852,024

			$95,820,718

Nonferrous Metals/Minerals — 0.9%
		Compass Minerals Group, Inc.
	1,277	Term Loan, 1.90%, Maturing December 22, 2012	$1,248,080
		Euramax International, Inc.
	744	Term Loan, 10.00%, Maturing June 29, 2013	280,879
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	298,072
GBP	460	Term Loan, 14.00%, Maturing June 29, 2013(2)	290,044
	724	Term Loan, 14.00%, Maturing June 29, 2013(2)	273,196
		Murray Energy Corp.
	7,205	Term Loan, 6.94%, Maturing January 28, 2010	6,988,663

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Noranda Aluminum Acquisition
	6,772	Term Loan, 2.29%, Maturing May 18, 2014	$4,773,937
		Novelis, Inc.
	1,999	Term Loan, 2.29%, Maturing June 28, 2014	1,796,621
	4,398	Term Loan, 2.43%, Maturing June 28, 2014	3,952,643
		Oxbow Carbon and Mineral Holdings
	1,513	Term Loan, 2.29%, Maturing May 8, 2014	1,392,229
	15,868	Term Loan, 2.41%, Maturing May 8, 2014	14,598,681
		Tube City IMS Corp.
	3,837	Term Loan, 2.60%, Maturing January 25, 2014	3,194,056
	476	Term Loan, 2.60%, Maturing January 25, 2014	396,070

			$39,483,171

Oil and Gas — 2.1%
		Atlas Pipeline Partners, L.P.
	5,283	Term Loan, 6.75%, Maturing July 20, 2014	$5,124,204
		Citgo Petroleum Corp.
	5,768	Term Loan, 1.64%, Maturing November 15, 2012	5,421,735
		Dresser, Inc.
	13,095	Term Loan, 3.10%, Maturing May 4, 2014	12,235,230
		Dynegy Holdings, Inc.
	28,954	Term Loan, 1.79%, Maturing April 2, 2013	28,085,088
	1,497	Term Loan, 1.79%, Maturing April 2, 2013	1,451,846
		Enterprise GP Holdings, L.P.
	2,376	Term Loan, 2.68%, Maturing October 31, 2014	2,326,995
		Hercules Offshore, Inc.
	7,224	Term Loan, 7.58%, Maturing July 6, 2013	6,681,760
		Precision Drilling Corp.
	4,000	Term Loan, 4.30%, Maturing December 23, 2013	3,940,000
	4,875	Term Loan, 9.25%, Maturing September 30, 2014	4,899,375
		Targa Resources, Inc.
	9,297	Term Loan, 2.29%, Maturing October 31, 2012	9,140,172
	8,107	Term Loan, 2.60%, Maturing October 31, 2012	7,970,318

			$87,276,723

Publishing — 6.6%
		American Media Operations, Inc.
	24,127	Term Loan, 10.00%, Maturing January 31, 2013(2)	$19,341,619
		Aster Zweite Beteiligungs GmbH
EUR	708	Term Loan, 3.94%, Maturing September 27, 2013	668,503
	6,825	Term Loan, 4.01%, Maturing September 27, 2013	4,478,906
		Black Press US Partnership
	1,237	Term Loan, 2.67%, Maturing August 2, 2013	414,562
	2,038	Term Loan, 2.67%, Maturing August 2, 2013	682,823
		CanWest MediaWorks, Ltd.
	7,270	Term Loan, 4.75%, Maturing July 10, 2014	3,817,012
		Dex Media West, LLC
	8,831	Term Loan, 7.00%, Maturing October 24, 2014	7,191,936
		GateHouse Media Operating, Inc.
	15,664	Term Loan, 2.29%, Maturing August 28, 2014	3,960,741
	4,916	Term Loan, 2.30%, Maturing August 28, 2014	1,243,056
	9,350	Term Loan, 2.55%, Maturing August 28, 2014	2,364,213
		Hanley-Wood, LLC
	7,387	Term Loan, 2.54%, Maturing March 8, 2014	3,176,625
		Idearc, Inc.
	41,609	Term Loan, 0.00%, Maturing November 17, 2014(4)	19,209,649
		Laureate Education, Inc.
	2,122	Term Loan, 3.75%, Maturing August 17, 2014	1,877,001
	14,177	Term Loan, 3.75%, Maturing August 17, 2014	12,539,385
		Local Insight Regatta Holdings, Inc.
	1,683	Term Loan, 6.25%, Maturing April 23, 2015	1,043,503

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		MediaNews Group, Inc.
	7,330	Term Loan, 6.79%, Maturing August 25, 2010	$1,493,533
	3,343	Term Loan, 6.79%, Maturing August 2, 2013	679,826
		Mediannuaire Holding
EUR	2,100	Term Loan, 2.15%, Maturing October 24, 2013	2,570,350
EUR	1,871	Term Loan, 2.90%, Maturing October 10, 2014	1,570,831
EUR	1,871	Term Loan, 3.40%, Maturing October 10, 2015	1,570,831
		Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	7,095,052
		Nebraska Book Co., Inc.
	8,885	Term Loan, 9.25%, Maturing March 4, 2011	8,796,167
		Nelson Education, Ltd.
	295	Term Loan, 3.10%, Maturing July 5, 2014	215,168
		Newspaper Holdings, Inc.
	19,850	Term Loan, 1.81%, Maturing July 24, 2014	10,917,616
		Nielsen Finance, LLC
	39,007	Term Loan, 2.30%, Maturing August 9, 2013	36,373,869
	6,917	Term Loan, 4.05%, Maturing May 1, 2016	6,527,814
		Philadelphia Newspapers, LLC
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(4)	1,100,581
		R.H. Donnelley Corp.
	5,646	Term Loan, 6.75%, Maturing June 30, 2010	4,357,202
	5,958	Term Loan, 6.75%, Maturing June 30, 2011	4,558,028
		Reader’s Digest Association, Inc. (The)
	8,000	Revolving Loan, 2.90%, Maturing March 2, 2013(3)	2,640,000
	36,136	Term Loan, 2.64%, Maturing March 2, 2014	17,887,160
		Seat Pagine Gialle SpA
EUR	4,527	Term Loan, 3.30%, Maturing May 25, 2012	5,492,347
		SGS International, Inc.
	974	Term Loan, 2.92%, Maturing December 30, 2011	885,995
	1,109	Term Loan, 2.92%, Maturing December 30, 2011	1,008,964
		Source Interlink Companies Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,773,671
	2,290	Term Loan, 10.75%, Maturing June 18, 2013	1,889,169
	1,145	Term Loan, 15.00%, Maturing June 18, 2013(2)	206,091
		Source Media, Inc.
	10,332	Term Loan, 5.29%, Maturing November 8, 2011	6,767,262
		Springer Science+Business Media
	845	Term Loan, 3.10%, Maturing May 5, 2010	786,386
		Star Tribune Co. (The)
	8,196	Term Loan, 0.00%, Maturing March 5, 2014(4)	2,021,744
		Thomas Nelson, Inc.
	1,580	Term Loan, 8.39%, Maturing June 12, 2012	1,070,578
		Trader Media Corp.
GBP	12,137	Term Loan, 2.89%, Maturing March 23, 2015	14,424,734
		Tribune Co.
	1,667	DIP Revolver, 3.30%, Maturing April 10, 2010(3)	1,625,000
	1,667	DIP Term Loan, 9.00%, Maturing April 10, 2010	1,679,167
	4,791	Term Loan, 0.00%, Maturing April 10, 2010(4)	1,960,261
	18,925	Term Loan, 0.00%, Maturing May 17, 2014(4)	7,300,760
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(4)	3,526,002
		World Directories Acquisition
EUR	8,673	Term Loan, 3.02%, Maturing May 31, 2014	7,494,265
		Xsys, Inc.
EUR	2,750	Term Loan, 3.94%, Maturing September 27, 2013	2,594,759
EUR	792	Term Loan, 3.94%, Maturing September 27, 2013	746,820
	7,702	Term Loan, 4.01%, Maturing September 27, 2013	5,054,158

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,690	Term Loan, 3.94%, Maturing September 27, 2014	$2,537,894
	7,867	Term Loan, 4.01%, Maturing September 27, 2014	5,162,433
EUR	1,000	Term Loan - Second Lien, 5.40%, Maturing September 27, 2015	413,337
		Yell Group, PLC
	19,025	Term Loan, 3.29%, Maturing February 10, 2013	11,510,125

			$278,295,484

Radio and Television — 5.0%
		Block Communications, Inc.
	6,856	Term Loan, 2.60%, Maturing December 22, 2011	$5,965,024
		Citadel Broadcasting Corp.
	32,925	Term Loan, 2.34%, Maturing June 12, 2014	18,684,937
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.49%, Maturing May 5, 2011(3)	1,859,692
	10,051	Term Loan, 2.31%, Maturing May 5, 2013	5,477,598
		Cumulus Media, Inc.
	12,757	Term Loan, 4.29%, Maturing June 11, 2014	8,611,225
		Discovery Communications, Inc.
	4,766	Term Loan, 2.60%, Maturing April 30, 2014	4,706,587
		Emmis Operating Co.
	6,909	Term Loan, 2.60%, Maturing November 2, 2013	4,606,295
		Gray Television, Inc.
	8,439	Term Loan, 3.81%, Maturing January 19, 2015	5,390,554
		HIT Entertainment, Inc.
	1,446	Term Loan, 3.26%, Maturing March 20, 2012	1,174,779
		Intelsat Corp.
	17,208	Term Loan, 2.80%, Maturing January 3, 2014	16,458,632
	17,203	Term Loan, 2.80%, Maturing January 3, 2014	16,453,619
	17,203	Term Loan, 2.80%, Maturing January 3, 2014	16,453,619
		Ion Media Networks, Inc.
	2,381	DIP Loan, 10.17%, Maturing May 29, 2010(3)	2,351,227
	14,925	Term Loan, 0.00%, Maturing January 15, 2012(4)	4,029,750
		Local TV Finance, LLC
	1,960	Term Loan, 2.29%, Maturing May 7, 2013	1,225,000
		NEP II, Inc.
	4,576	Term Loan, 2.54%, Maturing February 16, 2014	4,027,088
		Nexstar Broadcasting, Inc.
	9,223	Term Loan, 2.24%, Maturing October 1, 2012	6,940,024
	9,808	Term Loan, 2.35%, Maturing October 1, 2012	7,380,836
		NextMedia Operating, Inc.
	615	Term Loan, 8.25%, Maturing November 15, 2012	414,889
	274	Term Loan, 8.25%, Maturing November 15, 2012	185,034
		Raycom TV Broadcasting, LLC
	8,333	Term Loan, 1.81%, Maturing June 25, 2014	6,250,029
		Spanish Broadcasting System, Inc.
	11,694	Term Loan, 2.35%, Maturing June 10, 2012	6,840,801
		Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.54%, Maturing January 19, 2015	7,618,456
EUR	6,300	Term Loan, 3.40%, Maturing January 19, 2016	7,618,456
		Univision Communications, Inc.
	52,733	Term Loan, 2.54%, Maturing September 29, 2014	42,702,941
		Young Broadcasting, Inc.
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(4)	4,142,262
	973	Term Loan, 0.00%, Maturing November 3, 2012(4)	486,250

			$208,055,604

18

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	7,856	Term Loan, 2.30%, Maturing April 26, 2013	$7,305,694
	1,960	Term Loan, 2.00%, Maturing April 28, 2013	1,768,900

			$9,074,594

Retailers (Except Food and Drug) — 1.8%
		American Achievement Corp.
	2,744	Term Loan, 6.26%, Maturing March 25, 2011	$2,359,935
		Amscan Holdings, Inc.
	4,374	Term Loan, 2.88%, Maturing May 25, 2013	3,860,331
		Cumberland Farms, Inc.
	2,853	Term Loan, 2.44%, Maturing September 29, 2013	2,603,301
		Harbor Freight Tools USA, Inc.
	6,299	Term Loan, 9.75%, Maturing July 15, 2010	6,094,294
		Josten’s Corp.
	5,046	Term Loan, 2.64%, Maturing October 4, 2011	4,907,645
		Mapco Express, Inc.
	3,889	Term Loan, 5.75%, Maturing April 28, 2011	3,538,783
		Orbitz Worldwide, Inc.
	9,584	Term Loan, 3.51%, Maturing July 25, 2014	6,972,587
		Oriental Trading Co., Inc.
	13,099	Term Loan, 9.75%, Maturing July 31, 2013	9,300,554
	2,000	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	350,000
		Rent-A-Center, Inc.
	5,822	Term Loan, 2.04%, Maturing November 15, 2012	5,588,850
		Rover Acquisition Corp.
	2,943	Term Loan, 2.72%, Maturing October 26, 2013	2,830,715
		Savers, Inc.
	2,755	Term Loan, 3.06%, Maturing August 11, 2012	2,630,637
	3,014	Term Loan, 3.06%, Maturing August 11, 2012	2,878,230
		The Yankee Candle Company, Inc.
	11,867	Term Loan, 2.31%, Maturing February 6, 2014	10,858,621
		Vivarte
EUR	4,614	Term Loan, 2.66%, Maturing May 29, 2015	4,975,930
EUR	244	Term Loan, 2.66%, Maturing May 29, 2015	263,287
EUR	63	Term Loan, 2.66%, Maturing May 29, 2015	67,702
EUR	4,614	Term Loan, 3.16%, Maturing May 29, 2016	4,975,930
EUR	244	Term Loan, 3.16%, Maturing May 29, 2016	263,287
EUR	63	Term Loan, 3.16%, Maturing May 29, 2016	67,702

			$75,388,321

Steel — 0.1%
		Algoma Acquisition Corp.
	7,278	Term Loan, 2.79%, Maturing June 20, 2013	$6,040,504

			$6,040,504

Surface Transport — 0.5%
		Oshkosh Truck Corp.
	12,387	Term Loan, 6.62%, Maturing December 6, 2013	$12,300,783
		Swift Transportation Co., Inc.
	6,000	Term Loan, 3.55%, Maturing May 10, 2012	4,170,000
	5,074	Term Loan, 3.56%, Maturing May 10, 2014	3,940,565

			$20,411,348

Telecommunications — 2.8%
		Alaska Communications Systems Holdings, Inc.
	2,613	Term Loan, 2.35%, Maturing February 1, 2012	$2,492,645
	8,112	Term Loan, 2.35%, Maturing February 1, 2012	7,739,070

19

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Asurion Corp.
	20,000	Term Loan, 3.58%, Maturing July 13, 2012	$19,312,500
	2,000	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	1,808,334
		BCM Luxembourg, Ltd.
EUR	2,462	Term Loan, 2.42%, Maturing September 30, 2014	2,995,968
EUR	2,462	Term Loan, 2.67%, Maturing September 30, 2015	2,996,302
		Cellular South, Inc.
	6,800	Term Loan, 2.11%, Maturing May 29, 2014	6,510,964
	2,981	Term Loan, 2.25%, Maturing May 29, 2014	2,854,547
		Centennial Cellular Operating Co., LLC
	4,500	Revolving Loan, 0.50%, Maturing February 9, 2010(3)	4,252,500
	9,148	Term Loan, 2.60%, Maturing February 9, 2011	9,121,488
		CommScope, Inc.
	10,767	Term Loan, 3.10%, Maturing November 19, 2014	10,534,568
		Crown Castle Operating Co.
	3,990	Term Loan, 1.79%, Maturing January 9, 2014	3,799,566
		Intelsat Subsidiary Holding Co.
	7,598	Term Loan, 2.80%, Maturing July 3, 2013	7,236,620
		Iowa Telecommunications Services
	2,500	Term Loan, 2.31%, Maturing November 23, 2011	2,381,250
		IPC Systems, Inc.
	8,571	Term Loan, 2.73%, Maturing May 31, 2014	7,114,271
GBP	345	Term Loan, 3.44%, Maturing May 31, 2014	478,146
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.59%, Maturing December 26, 2014	9,578,407
		NTelos, Inc.
	5,790	Term Loan, 2.54%, Maturing August 24, 2011	5,753,586
		Palm, Inc.
	5,748	Term Loan, 3.79%, Maturing April 24, 2014	4,828,005
		Telesat Canada, Inc.
	239	Term Loan, 3.29%, Maturing October 22, 2014	229,469
	2,777	Term Loan, 3.29%, Maturing October 22, 2014	2,671,682
		Windstream Corp.
	4,300	Term Loan, 1.98%, Maturing July 17, 2013	4,171,268

			$118,861,156

Utilities — 2.3%
		AEI Finance Holding, LLC
	2,114	Revolving Loan, 3.29%, Maturing March 30, 2012	$1,802,593
	14,514	Term Loan, 3.60%, Maturing March 30, 2014	12,373,494
		BRSP, LLC
	4,500	Term Loan, 7.50%, Maturing June 24, 2014	4,241,250
		Calpine Corp.
	20,461	DIP Loan, 3.48%, Maturing March 29, 2014	18,832,431
		Covanta Energy Corp.
	4,795	Term Loan, 1.81%, Maturing February 9, 2014	4,595,755
	2,910	Term Loan, 3.70%, Maturing February 9, 2014	2,788,853
		Kemble Water Structure, Ltd.
GBP	1,250	Term Loan, 5.63%, Maturing October 13, 2013	1,363,206
		NRG Energy, Inc.
	16,032	Term Loan, 2.01%, Maturing June 1, 2014	15,242,428
	10,591	Term Loan, 2.10%, Maturing June 1, 2014	10,069,113
		NSG Holdings, LLC
	202	Term Loan, 2.13%, Maturing June 15, 2014	189,828
	1,211	Term Loan, 2.13%, Maturing June 15, 2014	1,134,894

20

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
3,000	Term Loan, Maturing October 10, 2014(5)	$2,310,000
9,232	Term Loan, 3.80%, Maturing October 10, 2014	7,121,562
18,211	Term Loan, 3.80%, Maturing October 10, 2014	14,108,590

		$96,173,997

Total Senior Floating-Rate Interests (identified cost $4,590,118,706)		$3,998,195,601

Corporate Bonds & Notes — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Chemicals and Plastics — 0.0%
	Wellman Holdings, Inc.
$1,022	5.00%, 1/29/19(6)	$298,424

		$298,424

Ecological Services and Equipment — 0.0%
	Environmental Systems Products Holdings, Inc., Junior Notes
$149	18.00%, 3/31/15(2)(6)	$119,296

		$119,296

Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	3.259%, 10/15/13	$3,882,375

		$3,882,375

Radio and Television — 0.0%
	Ion Media Networks, Inc., Variable Rate
$3,000	0.00%, 1/15/12(4)(7)	$525,000

		$525,000

Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	3.879%, 6/15/13	$5,528,250

		$5,528,250

Total Corporate Bonds & Notes (identified cost $15,568,540)		$10,353,345

Asset Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$877	Alzette European CLO SA, Series 2004-1A, Class E2, 7.13%, 12/15/20(8)	$52,639
2,815	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(7)(8)	2,705,862
1,037	Avalon Capital Ltd. 3, Series 1A, Class D, 2.611%, 2/24/19(7)(8)	41,494
1,255	Babson Ltd., Series 2005-1A, Class C1, 2.459%, 4/15/19(7)(8)	100,426
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.559%, 1/15/19(7)(8)	45,000
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.406%, 8/11/16(7)(8)	150,000
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(8)	52,267
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.459%, 1/15/18(7)(8)	200,000

Total Asset Backed Securities (identified cost $11,798,385)		$3,347,688

21

Common Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%
105,145	Hayes Lemmerz International, Inc.(9)	$4,469

		$4,469

Building and Development — 0.0%
3,646	United Subcontractors, Inc.(6)(9)	$466,452

		$466,452

Chemicals and Plastics — 0.0%
3,849	Vita Cayman II, Ltd.	$17,829
1,022	Wellman Holdings, Inc.(6)(9)	255,347

		$273,176

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(6)(9)(10)	$21,437

		$21,437

Food Service — 0.0%
193,076	Buffets, Inc.	$265,479

		$265,479

Publishing — 0.0%
5,725	Source Interlink Companies, Inc.(6)(9)	$81,295

		$81,295

Total Common Stocks (identified cost $2,166,745)		$1,112,308

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International, Inc.(9)(10)	$381
Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(6)(9)(10)	101,180

Total Preferred Stocks (identified cost $37,415)		$101,561

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$40,280

Total Closed-End Investment Companies (identified cost $72,148)		$40,280

22

Short-Term Investments — 8.0%

Interest
(000’s omitted)	Description	Value
$336,817	Cash Management Portfolio, 0.00%(11)	$336,817,447

Total Short-Term Investments (identified cost $336,817,447)		$336,817,447

Total Investments — 103.9% (identified cost $4,956,579,386)		$4,349,968,230

Less Unfunded Loan Commitments — (1.3)%		$(53,038,149)

Net Investments — 102.6% (identified cost $4,903,541,237)		$4,296,930,081

Other Assets, Less Liabilities — (2.6)%		$(110,320,733)

Net Assets — 100.0%		$4,186,609,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)		This Senior Loan will settle after July 31, 2009, at which time the interest rate will be determined.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of the securities is $3,767,782 or 0.1% of the Portfolio’s net assets.

(8)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(9)		Non-income producing security.

(10)		Restricted security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $154,602.

23

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/28/09	British Pound Sterling 39,763,721	United States Dollar 65,031,974	$(1,387,639)
9/01/09	British Pound Sterling 260,957	United States Dollar 429,566	(6,321)
8/31/09	Euro 163,923,851	United States Dollar 229,632,727	(4,022,234)
8/31/09	Swiss Franc 10,613,470	United States Dollar 9,739,094	(194,997)

			$(5,611,191)

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $5,611,191.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,903,775,611

Gross unrealized appreciation	$41,694,127
Gross unrealized depreciation	(648,539,657)

Net unrealized depreciation	$(606,845,530)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$21,437

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$101,180
Hayes Lemmerz International, Inc.	6/23/03	350	17,500		381

			$37,415		$101,561

Total Restricted Securities			$37,415		$122,998

(1) Less than $0.50

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

24

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$3,942,116,588	$3,040,864	$3,945,157,452
Corporate Bonds & Notes	—	9,935,625	417,720	10,353,345
Asset-Backed Securities	—	3,347,688	—	3,347,688
Common Stocks	22,298	265,479	824,531	1,112,308
Preferred Stocks	—	381	101,180	101,561
Closed-End Investment Companies	40,280	—	—	40,280
Short-Term Investments	336,817,447	—	—	336,817,447

Total Investments	$336,880,025	$3,955,665,761	$4,384,295	$4,296,930,081

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,611,191)	$—	$(5,611,191)

Total	$	$(5,611,191)	$	$(5,611,191)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in	Investments	Investments in
	Senior Floating-	Corporate	in Common	Preferred
	Rate Interests	Bonds & Notes	Stocks	Stocks	Total
Balance as of October 31, 2008	$6,914,981	$107,680	$0	$26,140	$7,048,801
Realized gains (losses)	(5,765,531)	—	—	—	(5,765,531)
Change in net unrealized appreciation (depreciation)	1,190,517	7,394	(31,112)	75,040	1,241,839
Net purchases (sales)	(336,060)	291,474	855,643	—	811,057
Accrued discount (premium)	3,715	11,172	—	—	14,887
Net transfers to (from) Level 3	1,033,242	—	—	—	1,033,242

Balance as of July 31, 2009	$3,040,864	$417,720	$824,531	$101,180	$4,384,295

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(1,423,393)	$7,394	$(31,112)	$75,040	$(1,372,071)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

25

Eaton Vance Floating-Rate & High Income Fund as of July 31, 2009 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2009, the Fund owned 13.9% of Floating Rate Portfolio’s outstanding interests and 10.0% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2009 is set forth below followed by the Portfolio of Investments of Floating Rate Portfolio.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $708,029,663)	$583,993,791	90.3%

High Income Opportunities Portfolio (identified cost, $80,125,311)	$65,358,638	10.1%

Total Investments in Affiliated Portfolios (identified cost, $788,154,974)	$649,352,429	100.4%

Other Assets, Less Liabilities	$(2,398,558)	(0.4)%

Net Assets	$646,953,871	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Government Obligations Fund as of July 31, 2009 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $819,945,875 and the Fund owned 90.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 98.2%

Mortgage Pass-Throughs — 90.4%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.956%, with maturity at 2035(1)	$15,569		$15,860,135
3.144%, with maturity at 2034(1)	3,316		3,383,399
5.00%, with maturity at 2014	1,886		1,959,898
5.50%, with various maturities to 2032	11,378		11,940,377
6.00%, with various maturities to 2026	10,624		11,305,222
6.50%, with various maturities to 2030	32,800		35,362,554
6.87%, with maturity at 2024	297		325,017
7.00%, with various maturities to 2035	35,529		38,512,590
7.09%, with maturity at 2023	1,132		1,248,612
7.25%, with maturity at 2022	1,790		1,981,713
7.31%, with maturity at 2027	493		549,569
7.50%, with various maturities to 2035	19,627		21,700,246
7.63%, with maturity at 2019	699		776,338
7.75%, with maturity at 2018	42		46,656
7.78%, with maturity at 2022	205		224,189
7.85%, with maturity at 2020	559		627,303
8.00%, with various maturities to 2028	17,121		19,157,570
8.13%, with maturity at 2019	1,117		1,258,258
8.15%, with various maturities to 2021	364		408,933
8.25%, with various maturities to 2017	136		153,098
8.50%, with various maturities to 2027	7,908		8,990,258
8.75%, with maturity at 2016	16		17,769
9.00%, with various maturities to 2027	11,503		13,059,480
9.25%, with various maturities to 2017	146		158,361
9.50%, with various maturities to 2026	3,312		3,814,204
9.75%, with various maturities to 2018	6		6,255
10.50%, with maturity at 2020	1,055		1,199,639
11.00%, with maturity at 2015	34		38,500
13.50%, with maturity at 2010	2		2,344
15.00%, with maturity at 2011	0	(2)	350

			$194,068,837

1

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association:
2.63%, with various maturities to 2035(1)	$39,694	$40,600,361
2.877%, with various maturities to 2033(1)	5,408	5,521,670
2.879%, with maturity at 2035(1)	2,468	2,520,494
3.082%, with various maturities to 2026(1)	4,198	4,278,844
3.087%, with maturity at 2022(1)	2,862	2,910,408
3.11%, with maturity at 2037(1)	7,932	8,147,204
3.249%, with maturity at 2036(1)	2,739	2,791,458
3.659%, with maturity at 2036(1)	3,405	3,467,649
3.916%, with maturity at 2035(1)	12,852	13,285,273
3.926%, with maturity at 2034(1)	9,640	9,965,356
3.961%, with maturity at 2036(1)	1,005	1,023,837
4.00%, with maturity at 2014	748	770,867
4.251%, with maturity at 2021(1)	2,696	2,772,688
4.389%, with maturity at 2036(1)	41,116	42,503,261
4.50%, with various maturities to 2018	64,906	67,714,751
4.528%, with maturity at 2035(1)	13,916	14,385,863
4.888%, with maturity at 2034(1)	39,155	40,476,380
5.00%, with various maturities to 2027	6,127	6,368,062
5.039%, with maturity at 2040(1)	2,850	2,949,221
5.50%, with various maturities to 2030	32,130	33,940,753
6.00%, with various maturities to 2031	22,302	23,652,232
6.483%, with maturity at 2025(3)	481	520,753
6.50%, with various maturities to 2029	72,089	77,707,064
7.00%, with various maturities to 2033	55,386	60,286,220
7.25%, with maturity at 2023	48	51,378
7.50%, with various maturities to 2029	12,126	13,427,236
7.859%, with maturity at 2030(3)	50	55,890
7.875%, with maturity at 2021	1,074	1,209,193
8.00%, with various maturities to 2032	19,647	22,176,870
8.25%, with maturity at 2025	449	508,831
8.33%, with maturity at 2020	1,087	1,235,071
8.50%, with various maturities to 2027	6,297	7,110,561
8.546%, with maturity at 2021(3)	136	155,518
8.75%, with maturity at 2016	4	3,624
9.00%, with various maturities to 2030	1,687	1,926,503
9.00%, with maturity at 2010(3)	7	7,361
9.125%, with maturity at 2011	9	9,374
9.25%, with various maturities to 2016	4	3,814
9.50%, with various maturities to 2030	3,255	3,767,389
9.75%, with maturity at 2019	34	40,045
9.965%, with maturity at 2021(3)	90	103,834
9.999%, with maturity at 2025(3)	76	84,879
10.00%, with maturity at 2012	15	15,959
10.10%, with maturity at 2021(3)	69	78,042
10.129%, with maturity at 2020(3)	115	130,670
10.132%, with maturity at 2021(3)	152	171,436
10.212%, with maturity at 2023(3)	148	170,116
10.592%, with maturity at 2025(3)	69	78,790
11.00%, with maturity at 2010	1	824
11.375%, with maturity at 2019(3)	131	147,047
11.50%, with maturity at 2012	18	18,770
11.679%, with maturity at 2018(3)	158	175,737
11.789%, with maturity at 2025(3)	42	46,729
12.423%, with maturity at 2021(3)	63	70,168
12.687%, with maturity at 2015(3)	150	170,249
13.00%, with maturity at 2010	3	2,844

		$521,715,421

2

	Principal
	Amount
Security	(000’s omitted)	Value
Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$855	$885,145
6.50%, with maturity at 2024	88	95,546
7.00%, with various maturities to 2034	50,084	55,108,075
7.25%, with maturity at 2022	39	42,644
7.50%, with various maturities to 2025	8,597	9,515,586
8.00%, with various maturities to 2027	16,127	18,151,225
8.25%, with maturity at 2019	200	224,689
8.30%, with maturity at 2020	54	60,986
8.50%, with various maturities to 2018	2,730	3,064,142
9.00%, with various maturities to 2027	9,155	10,758,347
9.50%, with various maturities to 2026	6,098	7,211,654

		$105,118,039

Total Mortgage Pass-Throughs (identified cost $793,133,583)		$820,902,297

Collateralized Mortgage Obligations — 7.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$359	$382,889
Series 1822, Class Z, 6.90%, 3/15/26	2,286	2,427,391
Series 1896, Class Z, 6.00%, 9/15/26	1,158	1,206,741
Series 2075, Class PH, 6.50%, 8/15/28	583	624,652
Series 2091, Class ZC, 6.00%, 11/15/28	2,595	2,762,679
Series 2102, Class Z, 6.00%, 12/15/28	670	713,497
Series 2115, Class K, 6.00%, 1/15/29	3,456	3,637,453
Series 2142, Class Z, 6.50%, 4/15/29	1,272	1,367,303
Series 2245, Class A, 8.00%, 8/15/27	13,224	14,637,727

		$27,760,332

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$477	$543,420
Series G92-44, Class ZQ, 8.00%, 7/25/22	568	624,197
Series G93-36, Class ZQ, 6.50%, 12/25/23	18,514	19,945,902
Series 1993-16, Class Z, 7.50%, 2/25/23	680	752,561
Series 1993-39, Class Z, 7.50%, 4/25/23	1,646	1,819,960
Series 1993-149, Class M, 7.00%, 8/25/23	845	925,163
Series 1993-178, Class PK, 6.50%, 9/25/23	1,663	1,795,970
Series 1993-250, Class Z, 7.00%, 12/25/23	463	499,372
Series 1994-42, Class K, 6.50%, 4/25/24	7,629	8,251,743
Series 1994-82, Class Z, 8.00%, 5/25/24	2,750	3,089,363
Series 1997-81, Class PD, 6.35%, 12/18/27	1,043	1,117,481
Series 2000-49, Class A, 8.00%, 3/18/27	1,430	1,610,632
Series 2002-1, Class G, 7.00%, 7/25/23	1,113	1,214,206

		$42,189,970

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$881	$944,702

Total Collateralized Mortgage Obligations (identified cost $67,915,159)		$70,895,004

Total Mortgage-Backed Securities (identified cost $861,048,742)		$891,797,301

3

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	6,000	$7,863,750

Total U.S. Treasury Obligations (identified cost $6,227,003)		$7,863,750

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$3,673	$3,673,483

Total Short-Term Investments (identified cost $3,673,483)		$3,673,483

Total Investments — 99.5% (identified cost $870,949,228)		$903,334,534

Other Assets, Less Liabilities — 0.5%		$4,993,486

Net Assets — 100.0%		$908,328,020

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $37,497.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	1,100 U.S. Treasury Note	Long	$127,672,600	$126,921,094	$(751,506)

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $751,506.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$880,063,294

Gross unrealized appreciation	$23,458,501
Gross unrealized depreciation	(187,261)

Net unrealized appreciation	$23,271,240

4

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Mortgage Pass-Throughs	$—	$820,902,297	$—	$820,902,297
Collateralized Mortgage Obligations	—	70,895,004	—	70,895,004
U.S. Treasury Obligations	—	7,863,750	—	7,863,750
Short-Term Investments	3,673,483	—	—	3,673,483

Total Investments	$3,673,483	$899,661,051	$—	$903,334,534

Liability Description
Futures Contracts	$(751,506)	$—	$—	$(751,506)

Total	$(751,506)	$—	$—	$(751,506)

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance High Income Opportunities Fund as of July 31, 2009 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $393,777,728 and the Fund owned 60.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 8.4%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Hawker Beechcraft Acquisition, Term Loan, 2.39%, Maturing 3/26/14	$1,099	$751,772
Hawker Beechcraft Acquisition, Term Loan, 2.60%, Maturing 3/26/14	65	44,370

		$796,142

Automotive & Auto Parts — 0.9%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.05%, Maturing 7/13/15	$2,560	$1,017,600
Ford Motor Co., Term Loan, 3.50%, Maturing 12/16/13	5,849	4,993,373

		$6,010,973

Broadcasting — 0.6%
HIT Entertainment, Inc., Term Loan - Second Lien, 6.51%, Maturing 2/5/13	$9,180	$4,039,200

		$4,039,200

Building Materials — 0.3%
Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$2,540	$1,873,250

		$1,873,250

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.04%, Maturing 5/4/15	$1,080	$832,500

		$832,500

Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 2.88%, Maturing 5/25/13	$1,515	$1,337,098

		$1,337,098

Electronics/Electrical — 0.3%
Freescale Semiconductor, Inc., Term Loan, 2.06%, Maturing 11/29/13	$2,514	$1,867,561

		$1,867,561

Food & Drug Retail — 0.4%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$2,860	$2,945,800

		$2,945,800

Food/Beverage/Tobacco — 0.4%
Dole Food Company, Inc., Term Loan, 7.37%, Maturing 4/12/13	$271	$273,647
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	475	479,043
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,769	1,784,934

		$2,537,624

Gaming — 0.8%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(2)	$5,410	$432,800
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.54%, Maturing 5/16/14	1,580	1,200,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	3,725	3,538,604

		$5,172,204

Healthcare — 0.6%
IASIS Healthcare, (PIK), Term Loan, 5.74%, Maturing 6/13/14	$2,000	$1,610,000
Viant Holdings, Inc., Term Loan, 2.85%, Maturing 6/25/14	2,553	2,221,414

		$3,831,414

Paper — 0.9%
NewPage Corp., Term Loan, 4.06%, Maturing 12/21/14	$5,230	$4,546,693
Smurfit-Stone Container Corp., Term Loan, 2.52%, Maturing 11/2/09	189	179,516
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	515	488,096
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	126	119,140

1

	Principal
	Amount
Security	(000’s omitted)	Value
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	$261	$246,215
Smurfit-Stone Container Corp., Term Loan, 3.05%, Maturing 11/1/09	63	59,540
Smurfit-Stone Container Corp., Term Loan, 4.50%, Maturing 11/1/10	145	137,209

		$5,776,409

Services — 1.3%
Neff Rental, Inc., Term Loan - Second Lien, 3.80%, Maturing 11/20/14	$1,310	$237,765
Rental Service Corp., Term Loan - Second Lien, 4.02%, Maturing 11/30/13	3,064	2,512,733
Travelport, LLC, Term Loan, 2.79%, Maturing 8/23/13	468	400,395
Travelport, LLC, Term Loan, 2.90%, Maturing 8/23/13	2,615	2,227,055
Travelport, LLC, Term Loan, 3.10%, Maturing 8/23/13	465	395,565
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,650	2,668,219

		$8,441,732

Steel — 0.2%
RathGibson, Inc., DIP Loan, 10.50%, Maturing 2/10/10	$1,310	$1,310,000

		$1,310,000

Super Retail — 0.5%
Toys “R” Us, Term Loan, 4.54%, Maturing 7/19/12	$3,620	$3,503,642

		$3,503,642

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 3.31%, Maturing 6/29/15	$747	$557,472
CEVA Group, PLC, Term Loan, 3.60%, Maturing 8/2/15	250	186,600

		$744,072

Utilities — 0.7%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.80%, Maturing 10/10/14	$5,535	$4,288,278

		$4,288,278

Total Senior Floating-Rate Interests (identified cost $64,218,505)		$55,307,899

Corporate Bonds & Notes — 89.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$877,500
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,460	737,300

		$1,614,800

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,026	$810,391

		$810,391

Automotive & Auto Parts — 3.8%
Allison Transmission, Inc., 11.00%, 11/1/15(3)	$355	$324,825
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	2,370	1,955,250
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,935,263
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	707,250
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	5,105	4,714,743
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	2,560	2,407,782
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	1,305	1,286,048
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	4,388,858
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,331,768
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16	2,440	2,629,100
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,152,300

		$24,833,187

2

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Thrifts — 0.1%
General Motors Acceptance Corp., 6.875%, 9/15/11(3)	$571	$532,458

		$532,458

Broadcasting — 1.0%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	$1,675	$1,758,750
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(3)	2,120	2,194,200
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(3)	2,515	2,269,788

		$6,222,738

Building Materials — 0.6%
Interface, Inc., Sr. Notes, 11.375%, 11/1/13(3)	$640	$676,800
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	704,025
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,310	1,313,275
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(2)	5,230	287,650
USG Corp., 9.75%, 8/1/14(3)	670	686,750

		$3,668,500

Cable/Satellite TV — 2.5%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13(2)	$3,465	$3,473,662
Charter Communications, Inc., Sr. Notes, 10.375%, 4/30/14(2)(3)	310	310,775
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(2)(3)	2,340	2,538,900
Kabel Deutschland GmbH, 10.625%, 7/1/14	2,835	2,983,838
National Cable PLC, 8.75%, 4/15/14	455	461,825
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	4,730	4,800,950
Virgin Media Finance PLC, Sr. Notes, 9.50%, 8/15/16	2,005	2,065,150

		$16,635,100

Capital Goods — 2.0%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,490,400
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,287,050
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	1,720	1,591,000
ESCO Corp., Sr. Notes, Variable Rate, 4.504%, 12/15/13(3)	1,720	1,453,400
RBS Global & Rexnord Corp., 9.50%, 8/1/14(3)	1,947	1,703,625
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,514,700
Terex Corp., Sr. Notes, 10.875%, 6/1/16	1,895	1,980,275
Terex Corp., Sr. Sub. Notes, 8.00%, 11/15/17	1,545	1,286,212

		$13,306,662

Chemicals — 2.5%
Ashland, Inc., 9.125%, 6/1/17(3)	$1,945	$2,056,838
CII Carbon, LLC, 11.125%, 11/15/15(3)	1,665	1,340,325
Dow Chemical Co. (The), 8.55%, 5/15/19	6,360	6,989,271
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	4,115	1,707,725
Nova Chemicals Corp., Sr. Notes, Variable Rate, 4.538%, 11/15/13	2,325	2,092,500
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	5,520	2,152,800

		$16,339,459

Consumer Products — 1.1%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,960	$5,364,000
Sealy Mattress Co., 8.25%, 6/15/14	350	321,125
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	400	438,000
Whirlpool Corp., 8.60%, 5/1/14	770	827,340

		$6,950,465

Containers — 1.3%
Greif, Inc., Sr. Notes, 7.75%, 8/1/19(3)	$640	$638,400
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	2,062,425
Pliant Corp., Sr. Notes, 11.625%, 6/15/10(2)	5,524	4,115,645
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(3)	1,295	1,369,463

		$8,185,933

3

	Principal
	Amount
Security	(000’s omitted)	Value
Diversified Financial Services — 0.0%
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(3)	$350	$250,250

		$250,250

Diversified Media — 3.5%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,119,375
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,315,700
Catalina Marketing Corp., 11.625%, 10/1/17(3)	2,965	2,535,075
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	510	471,750
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(3)	2,570	2,698,500
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,345,500
LBI Media, Inc., Sr. Sub. Notes, 8.50%, 8/1/17(3)	3,950	2,093,500
Nielsen Finance, LLC, 10.00%, 8/1/14	3,630	3,666,300
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	1,968,175
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	1,520	1,113,400
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	232,650
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(3)	3,245	3,455,925

		$23,015,850

Energy — 9.3%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$2,105	$1,541,913
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,165	1,223,250
Bill Barrett Corp., 9.875%, 7/15/16	385	403,288
Chesapeake Energy Corp., 9.50%, 2/15/15	3,230	3,443,987
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	1,963,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	1,673,338
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	575	572,125
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,271,125
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,002,558
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	2,908,800
Holly Corp., 9.875%, 6/15/17(3)	1,930	1,920,350
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,263,900
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,369,900
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13	2,605	2,715,712
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,405,150
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	179,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	4,735	4,072,100
Quicksilver Resources, Inc., 7.125%, 4/1/16	4,300	3,633,500
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	2,995,400
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(3)	2,445	2,237,175
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,049,200
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)(3)	6,330	221,550
SESI, LLC, 6.875%, 6/1/14	700	665,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	4,395	3,845,625
Tennessee Gas Pipeline Co., Sr. Notes, 8.00%, 2/1/16	435	485,025
Tesoro Corp., 9.75%, 6/1/19	650	658,125
United Refining Co., Sr. Notes, 10.50%, 8/15/12	9,420	7,488,900
Williams Companies, Inc., Sr. Notes, 8.75%, 1/15/20	925	917,334
Williams Companies, Inc., Sr. Notes, 8.75%, 1/15/20(3)	925	1,047,089

		$61,173,419

Entertainment/Film — 1.6%
AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$10,408,825

		$10,408,825

Environmental — 0.8%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(3)	$650	$676,000
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	4,853,563

		$5,529,563

4

	Principal
	Amount
Security	(000’s omitted)	Value
Food & Drug Retail — 0.8%
Duane Reade, Inc., Sr. Notes, 11.75%, 8/1/15(3)	$390	$379,926
Rite Aid Corp., Sr. Notes, 9.75%, 6/12/16(3)	2,255	2,390,300
Supervalu, Inc., Sr. Notes, 8.00%, 5/1/16	2,550	2,543,625

		$5,313,851

Food/Beverage/Tobacco — 2.0%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,091,125
Bunge, Ltd. Finance Corp., 8.50%, 6/15/19	1,925	2,133,476
Chiquita Brands International, Inc., Sr. Notes, 8.875%, 12/1/15	255	241,612
Dole Foods Co., 7.25%, 6/15/10	255	253,725
Dole Foods Co., 13.875%, 3/15/14(3)	2,585	2,908,125
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(3)	1,610	1,686,475

		$13,314,538

Gaming — 7.6%
Ameristar Casinos, Inc., 9.25%, 6/1/14(3)	$1,440	$1,490,400
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	5,755	877,638
CCM Merger, Inc., 8.00%, 8/1/13(3)	3,635	2,817,125
Chukchansi EDA, Sr. Notes, Variable Rate, 4.913%, 11/15/12(3)	595	409,063
Eldorado Casino Shreveport, 10.00%, 8/1/12	705	588,266
Fontainebleau Las Vegas Casino, LLC, (PIK), 11.00%, 6/15/15(2)(3)	9,480	331,800
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	2,970	2,836,350
Galaxy Entertainment Finance, Variable Rate, 6.218%, 12/15/10(3)	265	253,075
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)(3)	1,180	182,900
Harrahs Operating Escrow Corp., Sr. Notes, 11.25%, 6/1/17(3)	1,560	1,587,300
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(3)	1,980	1,494,900
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(2)	3,615	1,482,150
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	1,620	178
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(3)	1,305	1,406,137
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(3)	1,350	1,491,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,036,350
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,945,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	2,681,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	655,000
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,190	5,371,650
Park Place Entertainment, 7.875%, 3/15/10	4,105	3,940,800
Peninsula Gaming, LLC, 8.375%, 8/15/15(3)	390	391,950
Peninsula Gaming, LLC, 10.75%, 8/15/17(3)	1,290	1,259,362
Pinnacle Entertainment, Inc., Sr. Notes, 8.625%, 8/1/17(3)	900	904,500
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,102,237
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(3)	1,184	1,184,000
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,141,425
Seminole Hard Rock Entertainment, Variable Rate, 3.129%, 3/15/14(3)	2,190	1,653,450
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,190,425
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)	5,202	4,473,958
Wynn Las Vegas, LLC, 6.625%, 12/1/14	865	806,613

		$49,987,802

Healthcare — 6.9%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,286,287
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,042,250
Biomet, Inc., 11.625%, 10/15/17	6,975	7,602,750
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	688,000
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,291,750
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(3)	1,220	1,323,700
HCA, Inc., 9.125%, 11/15/14	133	137,323
HCA, Inc., 9.875%, 2/15/17(3)	2,195	2,321,212
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,238,075
MultiPlan Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	5,535	5,341,275
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,229,600

5

	Principal
	Amount
Security	(000’s omitted)	Value
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	$2,370	$2,263,350
Rural/Metro Corp., 9.875%, 3/15/15	490	450,800
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, (0.00% until 2010), 3/15/16	1,000	755,000
Universal Hospital Service, Inc., Sr. Notes, Variable Rate, 4.635%, 6/1/15	550	464,750
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,646,725
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(3)	3,220	3,340,750
Valeant Pharmaceuticals International, 8.375%, 6/15/16(3)	1,375	1,402,500
Viant Holdings, Inc., 10.125%, 7/15/17(3)	440	371,800

		$45,197,897

Homebuilders/Real Estate — 0.3%
CB Richard Ellis Group, Inc., Sr. Sub. Notes, 11.625%, 6/15/17(3)	$1,990	$2,009,900

		$2,009,900

Hotels — 0.6%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$3,025	$2,820,812
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	620	558,890
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	705	667,041

		$4,046,743

Insurance — 0.5%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$1,795	$1,588,575
HUB International Holdings, Sr. Notes, 9.00%, 12/15/14(3)	670	582,900
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.758%, 11/15/14(3)	1,200	846,000

		$3,017,475

Leisure — 2.6%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(2)(3)	$3,985	$399
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	763,175
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,575,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	280	232,400
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	560	445,200
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	255	256,275
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	6,715	6,698,212
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	210	186,900
Universal City Florida Holdings, Sr. Notes, Variable Rate, 5.778%, 5/1/10	8,125	7,109,375

		$17,266,936

Metals/Mining — 2.9%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(3)	$765	$776,475
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	5,820	6,038,250
FMG Finance PTY, Ltd., Variable Rate, 4.668%, 9/1/11(3)	315	324,844
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14(3)	2,555	2,855,212
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16(3)	1,915	2,178,312
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19(3)	5,805	6,784,594

		$18,957,687

Paper — 3.3%
Domtar Corp., 10.75%, 6/1/17	$2,375	$2,422,500
Georgia-Pacific LLC, 8.25%, 5/1/16(3)	485	504,400
Graphic Packaging International, Inc., 9.50%, 6/15/17(3)	260	260,000
International Paper Co., 7.95%, 6/15/18	2,320	2,475,231
International Paper Co., 9.375%, 5/15/19	7,525	8,817,404
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(2)	887	441,282
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(2)	1,225	624,750
NewPage Corp., 10.00%, 5/1/12	3,695	1,662,750
NewPage Corp., 12.00%, 5/1/13	1,990	587,050
NewPage Corp., Variable Rate, 7.278%, 5/1/12	1,655	703,375
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(2)	3,620	1,837,150

6

	Principal
	Amount
Security	(000’s omitted)	Value
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(2)	$605	$314,600
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	1,820	627,900
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.778%, 8/1/14	245	118,825

		$21,397,217

Publishing/Printing — 0.2%
Dex Media West/Finance, Series B, 9.875%, 8/15/13(2)	$1,835	$344,063
Harland Clarke Holdings, 9.50%, 5/15/15	505	407,787
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	198,075
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(2)	5,520	358,800

		$1,308,725

Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,017,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	588,250

		$1,606,000

Restaurants — 1.1%
El Pollo Loco, Inc., 11.75%, 11/15/13	$3,175	$2,714,625
NPC International, Inc., 9.50%, 5/1/14	4,375	4,156,250

		$6,870,875

Services — 6.5%
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	$6,735	$6,886,537
Hertz Corp., 8.875%, 1/1/14	3,360	3,250,800
Hertz Corp., 10.50%, 1/1/16	770	739,200
Laureate Education, Inc., 10.00%, 8/15/15(3)	4,915	4,349,775
Laureate Education, Inc., 11.75%, 8/15/17(3)	3,930	3,497,700
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	7,365	5,855,033
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	1,480,625
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(2)	2,640	1,135,200
Rental Service Corp., 9.50%, 12/1/14	3,140	2,708,250
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	3,015	3,188,363
Ticketmaster Entertainment, Inc., 10.75%, 7/28/16	2,340	2,187,900
United Rentals North America, Inc., 10.875%, 6/15/16(3)	2,345	2,356,725
West Corp., 9.50%, 10/15/14	5,055	4,827,525

		$42,463,633

Steel — 0.3%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)	$5,225	$1,881,000

		$1,881,000

Super Retail — 8.1%
Freedom Group, Inc., Sr. Notes, 10.25%, 8/1/15(3)	$315	$324,450
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 6.404%, 3/15/14	7,445	6,607,437
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,987,900
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(3)	3,065	3,089,928
Neiman Marcus Group, Inc., 9.00%, 10/15/15	7,696	5,733,370
Neiman Marcus Group, Inc., 10.375%, 10/15/15	7,455	5,404,875
Sally Holdings, LLC, 9.25%, 11/15/14	225	232,875
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,840	6,044,400
Toys “R” Us, 7.625%, 8/1/11	5,760	5,414,400
Toys “R” Us, 7.875%, 4/15/13	3,425	2,885,562
Toys “R” Us, 10.75%, 7/15/17(3)	3,860	3,975,800
United Auto Group, Inc., 7.75%, 12/15/16	2,000	1,710,000
Yankee Acquisition Corp., 9.75%, 2/15/17	660	551,100
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,926	7,133,400

		$53,095,497

Technology — 3.6%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$475	$463,125
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	4,295	4,402,375

7

	Principal
	Amount
Security	(000’s omitted)	Value
Avago Technologies Finance, 10.125%, 12/1/13	$1,480	$1,546,600
Avago Technologies Finance, 11.875%, 12/1/15	2,925	3,056,625
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(3)	2,930	2,270,750
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	5,115	4,386,113
Jabil Circuit, Inc., Sr. Notes, 7.75%, 7/15/16	780	749,915
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(3)	6,375	6,853,125

		$23,728,628

Telecommunications — 6.9%
Digicel Group, Ltd., 12.00%, 4/1/14(3)	$1,195	$1,266,700
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(3)	9,812	8,585,500
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(3)	3,795	3,813,975
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,263,500
Intelsat Corp., 9.25%, 8/15/14	3,750	3,815,625
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	4,003	4,163,120
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	660	669,900
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	865	877,975
SBA Telecommunications, Inc., 8.00%, 8/15/16(3)	1,145	1,162,175
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	765	780,300
Sprint Capital Corp., 6.875%, 11/15/28	1,295	984,200
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(3)	7,770	8,080,800
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(3)	4,060	4,161,500
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	3,060	3,289,500

		$44,914,770

Textiles/Apparel — 1.6%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$144,638
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,515	1,545,300
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15(3)	1,945	2,042,250
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	4,996,250
Quiksilver, Inc., 6.875%, 4/15/15	2,700	1,782,000

		$10,510,438

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(3)	$3,825	$2,849,625

		$2,849,625

Utilities — 2.9%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,102	$1,975,989
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	3,315	3,348,150
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	3,135	2,511,919
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	602,375
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	75	68,813
NGC Corp., 7.625%, 10/15/26	3,205	2,067,225
NRG Energy, Inc., 7.375%, 1/15/17	1,405	1,359,337
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	7,135	6,920,950
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	345,950

		$19,200,708

Total Corporate Bonds & Notes (identified cost $658,348,595)		$588,417,545

Convertible Bonds — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Cable/Satellite TV — 0.9%
Virgin Media, Inc., 6.50%, 11/15/16(3)	$6,720	$5,871,600

		$5,871,600

8

	Principal
	Amount
Security	(000’s omitted)	Value
Capital Goods — 0.6%
Terex Corp., 4.00%, 6/1/15	$3,730	$4,336,125

		$4,336,125

Energy — 0.2%
Petroplus Finance, Ltd., 3.375%, 3/26/13	$1,500	$1,341,019

		$1,341,019

Healthcare — 0.1%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$448,875

		$448,875

Total Convertible Bonds (identified cost $9,474,805)		$11,997,619

Common Stocks — 0.5%

Security	Shares	Value
Gaming — 0.1%
Fontainebleau Equity Holdings, Class A(4)(5)	148,726	$148,726
Shreveport Gaming Holdings, Inc.(4)	4,858	65,874

		$214,600

Super Retail — 0.4%
GameStop Corp., Class A(6)	100,000	$2,189,000
GNC Acquisition Holdings, Class A(4)(5)	108,818	571,295

		$2,760,295

Total Common Stocks (identified cost $4,612,097)		$2,974,895

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	53,543	$3,660,735
Chesapeake Energy Corp., 5.00%(3)	6,292	453,024

		$4,113,759

Total Convertible Preferred Stocks (identified cost $5,951,414)		$4,113,759

Preferred Stocks — 0.1%

Security	Shares/Units	Value
Gaming — 0.1%
Fontainebleau Resorts LLC (PIK)(4)(5)	4,406	$519,426

		$519,426

Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)	37,182	$147,613

		$147,613

Total Preferred Stocks (identified cost $4,591,560)		$667,039

9

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(6)	3,555,000	$88,875
Adelphia, Inc., Escrow Certificate(6)	7,585,000	189,625
Adelphia Recovery Trust(6)	10,758,837	268,971

		$547,471

Energy — 0.0%
VeraSun Energy Corp., Escrow Certificate(4)(6)	1,240,000	$0

		$0

Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	1,440,000	$144
Mirant Corp., Escrow Certificate(4)(5)(6)	3,200,000	320

		$464

Total Miscellaneous (identified cost $9,900,030)		$547,935

Warrants — 0.4%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)	13,600	$0

		$0

Gaming — 0.4%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(4)(5)(6)	25,351	$2,466,672

		$2,466,672

Total Warrants (identified cost $730,314)		$2,466,672

Total Investments — 101.6% (identified cost $757,827,320)		$666,493,363

Other Assets, Less Liabilities — (1.6)%		$(10,558,803)

Net Assets — 100.0%		$655,934,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment-In-Kind.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $208,977,294 or 31.9% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Restricted security.

(6)		Non-income producing security.

10

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$761,586,035

Gross unrealized appreciation	$37,843,999
Gross unrealized depreciation	(132,936,671)

Net unrealized depreciation	$(95,092,672)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$571,295
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		147,613
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		148,726
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,406	4,405,650		519,426
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$6,920,362		$3,854,196

(1) Less than $0.50.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Credit Default Swap — Sell Protection

			Notional			Net Unrealized
	Reference	Credit	Amount**	Receive Annual	Termination	Appreciation
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate	Date	(Depreciation)
Bank of America	First Data Corp.	Caa1/B-	$1,525	3.20%	12/20/09	$(10,862)
Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.20	12/20/09	(21,724)
Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.55	12/20/09	(16,401)
Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00	12/20/10	516,766
JPMorgan Chase Bank	Ford Motor Corp.	Caa1/CCC+	3,200	5.00	3/20/10	253,023

						$720,802

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $15,385,000.

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

11

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $769,789 and $48,987, respectively.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests	$—	$55,307,899	$—	$55,307,899
Corporate Bonds & Notes	—	588,417,545	—	588,417,545
Convertible Bonds	—	11,997,619	—	11,997,619
Common Stocks	2,189,000	—	785,895	2,974,895
Convertible Preferred Stocks	3,660,735	453,024	—	4,113,759
Preferred Stocks	—	—	667,039	667,039
Miscellaneous	—	547,471	464	547,935
Warrants	—	—	2,466,672	2,466,672

Total Investments	$5,849,735	$656,723,558	$3,920,070	$666,493,363

Credit Default Swaps	$—	$769,789	$—	$769,789

Total	$5,849,735	$657,493,347	$3,920,070	$667,263,152

Liability Description
Credit Default Swaps	$—	$(48,987)	$—	$(48,987)

Total	$—	$(48,987)	$—	$(48,987)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in
	Senior
	Floating-Rate	Investment in	Investment in	Investment in	Investment in
	Interests	Common Stocks	Preferred Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2008	$56,273	$1,806,319	$1,174,741	$464	$2,466,672	$5,504,469
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(1,020,424)	(894,872)	(1,372)	—	(1,916,668)
Net purchases (sales)	(56,273)	—	387,170	1,372	—	332,269
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of July 31, 2009	$—	$785,895	$667,039	$464	$2,466,672	$3,920,070

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$—	$(1,020,424)	$(894,872)	$(1,372)	$—	$(1,916,668)

12

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance International Equity Fund as of July 31, 2009 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $20,416,082 and the Fund owned 66.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Automobiles — 3.5%
Honda Motor Co., Ltd. ADR	15,600	$501,228
Toyota Motor Corp.	13,300	558,245

		$1,059,473

Beverages — 5.9%
Central European Distribution Corp.(1)	7,700	$221,067
Diageo PLC ADR	13,400	835,892
Fomento Economico Mexicano SA de C.V. ADR	19,200	741,120

		$1,798,079

Building Products — 0.9%
Wienerberger AG(1)	15,800	$263,006

		$263,006

Chemicals — 1.5%
Agrium, Inc.	10,000	$461,900

		$461,900

Commercial Banks — 12.5%
Banco Santander Central Hispano SA ADR	74,100	$1,071,486
Barclays PLC	69,000	350,724
BOC Hong Kong Holdings, Ltd.	184,000	389,731
DBS Group Holdings, Ltd. ADR	19,200	740,160
Intesa Sanpaolo SpA(1)	78,000	290,036
KBC Groep N.V.(1)	6,500	138,381
Mitsubishi UFJ Financial Group, Inc.	86,000	525,217
National Bank of Greece SA(1)	10,600	308,783

		$3,814,518

Communications Equipment — 0.7%
Nokia Oyj ADR	15,000	$200,100

		$200,100

Construction & Engineering — 0.8%
Vinci SA	4,800	$244,307

		$244,307

Diversified Telecommunication Services — 6.5%
France Telecom SA ADR	28,700	$729,841
Koninklijke KPN N.V.	28,300	425,660
Telefonica SA	33,300	828,498

		$1,983,999

Electric Utilities — 2.5%
E.ON AG ADR	11,000	$415,470
Scottish and Southern Energy PLC	18,500	342,438

		$757,908

Electrical Equipment — 1.7%
ABB, Ltd. ADR	29,000	$530,120

		$530,120

Electronic Equipment, Instruments & Components — 2.1%
FUJIFILM Holdings Corp.	11,000	$353,679
Hon Hai Precision Industry Co., Ltd.	80,500	277,945

		$631,624

1

Security	Shares	Value
Food Products — 6.4%
Cosan, Ltd., Class A(1)	27,400	$184,128
Nestle SA ADR	28,000	1,150,240
Unilever PLC	24,000	632,613

		$1,966,981

Hotels, Restaurants & Leisure — 0.5%
Carnival PLC	5,100	$147,880

		$147,880

Household Durables — 1.5%
Desarrolladora Homex SA de C.V. ADR(1)	8,200	$288,886
LG Electronics, Inc.	1,600	168,436

		$457,322

Industrial Conglomerates — 2.1%
Keppel, Ltd. ADR	56,000	$658,560

		$658,560

Insurance — 6.8%
Aegon NV	72,700	$531,764
Aviva PLC	24,000	140,103
AXA SA ADR	21,900	462,966
Muenchener Rueckversicherungs-Gesellschaft AG	2,300	348,091
Tokio Marine Holdings, Inc.	10,200	294,026
Zurich Financial Services AG	1,600	314,205

		$2,091,155

IT Services — 0.0%
Companhia Brasileira de Meios de Pagamento(1)	1,200	$11,513

		$11,513

Media — 0.6%
Central European Media Enterprises, Ltd., Class A(1)	9,000	$190,080

		$190,080

Metals & Mining — 4.3%
Anglo American PLC ADR	24,763	$399,180
Sterlite Industries India, Ltd. ADR	42,400	561,800
Vale SA ADR	20,200	347,440

		$1,308,420

Multi-Utilities — 4.0%
National Grid PLC	71,800	$669,771
RWE AG ADR	6,500	551,200

		$1,220,971

Multiline Retail — 0.5%
Marks & Spencer Group PLC	27,000	$156,210

		$156,210

Office Electronics — 1.6%
Canon, Inc.	9,000	$333,591
Neopost SA	2,000	170,336

		$503,927

Oil, Gas & Consumable Fuels — 8.6%
ENI SpA ADR	4,500	$209,610
LUKOIL OAO ADR	5,300	265,000
OMV AG	3,600	142,848
Petroleo Brasileiro SA ADR	23,200	781,840
StatoilHydro ASA ADR	14,191	304,397
Total SA ADR	16,400	912,660

		$2,616,355

2

Security	Shares	Value
Pharmaceuticals — 11.1%
AstraZeneca PLC ADR	14,500	$673,380
GlaxoSmithKline PLC ADR	13,800	528,402
Novartis AG ADR	21,000	958,020
Roche Holdings, Ltd. ADR	8,900	350,126
Sanofi-Aventis	9,600	626,870
Shionogi & Co., Ltd.	12,000	246,542

		$3,383,340

Road & Rail — 0.5%
All America Latina Logistica SA (Units)	25,000	$157,845

		$157,845

Software — 1.6%
Nintendo Co., Ltd.	1,800	$483,613

		$483,613

Specialty Retail — 0.5%
Kingfisher PLC	44,000	$156,371

		$156,371

Tobacco — 4.0%
British American Tobacco PLC ADR	18,000	$1,119,420
Japan Tobacco, Inc.	40	115,590

		$1,235,010

Trading Companies & Distributors — 2.4%
Mitsui & Co., Ltd.	60,000	$747,602

		$747,602

Wireless Telecommunication Services — 2.9%
MTN Group, Ltd.	15,000	$246,865
Turkcell Iletisim Hizmetleri AS ADR	40,400	637,512

		$884,377

Total Common Stocks (identified cost $31,459,311)		$30,122,566

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$157	$156,882

Total Short-Term Investments (identified cost $156,882)		$156,882

Total Investments — 99.0% (identified cost $31,616,193)		$30,279,448

Other Assets, Less Liabilities — 1.0%		$299,014

Net Assets — 100.0%		$30,578,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $5,473.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	20.1%	$6,152,384
Japan	13.7	4,159,333
Switzerland	10.7	3,302,711
France	10.3	3,146,980
Spain	6.2	1,899,984
Brazil	4.7	1,482,766
Singapore	4.5	1,398,720
Germany	4.3	1,314,761
Mexico	3.3	1,030,006
Netherlands	3.1	957,424
Turkey	2.1	637,512
India	1.9	561,800
Italy	1.7	499,646
Canada	1.5	461,900
Austria	1.4	405,854
Hong Kong	1.3	389,731
Greece	1.0	308,783
Norway	1.0	304,397
Taiwan	0.9	277,945
Russia	0.9	265,000
South Africa	0.8	246,865
Poland	0.7	221,067
Finland	0.7	200,100
Czech Republic	0.6	190,080
South Korea	0.6	168,436
United States	0.5	156,882
Belgium	0.5	138,381

Total Investments	99.0%	$30,279,448

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,618,763

Gross unrealized appreciation	$1,862,057
Gross unrealized depreciation	(3,201,372)

Net unrealized depreciation	$(1,339,315)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$980,194	$1,187,142		$—	$2,167,336
Consumer Staples	4,251,867	748,203		—	5,000,070
Energy	2,473,507	142,848		—	2,616,355
Financials	2,274,612	3,631,061		—	5,905,673
Health Care	2,509,928	873,412		—	3,383,340
Industrials	1,346,525	1,254,915		—	2,601,440
Information Technology	211,613	1,619,164		—	1,830,777
Materials	1,770,320	—		—	1,770,320
Telecommunication Services	1,367,353	1,501,023		—	2,868,376
Utilities	966,670	1,012,209		—	1,978,879

Total Common Stocks	$18,152,589	$11,969,977	*	$—	$30,122,566

Short-Term Investments	156,882	—		—	156,882

Total Investments	$18,309,471	$11,969,977		$—	$30,279,448

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance International Income Fund as of July 31, 2009 (Unaudited)

Eaton Vance International Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $4,917,699 and the Fund owned 8.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 47.1%

		Principal
Security		Amount	U.S. $ Value
Australia — 0.4%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$126,619
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	132,866

Total Australia (identified cost $247,229)			$259,485

Belgium — 1.9%
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$318,704
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	316,964
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	478,301

Total Belgium (identified cost $1,050,311)			$1,113,969

Brazil — 0.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	255,806	$137,185

Total Brazil (identified cost $127,214)			$137,185

Canada — 2.4%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$121,984
Canada Housing Trust, 3.60%, 6/15/13	CAD	881,000	849,228
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	451,013

Total Canada (identified cost $1,391,851)			$1,422,225

Chile — 0.1%
Government of Chile, 2.10%, 9/1/15(2)	CLP	41,909,240	$74,289

Total Chile (identified cost $75,681)			$74,289

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	40,592,690	$32,168
Titulo Propiedad Ud, 1.63%, 7/13/16(4)	CRC	4,683,957	3,921

Total Costa Rica (identified cost $47,484)			$36,089

Czech Republic — 2.2%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,318,120

Total Czech Republic (identified cost $1,514,301)			$1,318,120

Denmark — 1.2%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,188
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	201,033

1

		Principal
Security		Amount	U.S. $ Value
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	$196,758
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	284,953

Total Denmark (identified cost $663,233)			$725,932

France — 14.2%
Government of France, 3.75%, 4/25/17	EUR	1,320,000	$1,954,405
Government of France, 4.00%, 10/25/13	EUR	905,000	1,373,258
Government of France, 4.00%, 4/25/14	EUR	570,000	866,023
Government of France, 4.25%, 10/25/23	EUR	1,920,000	2,835,584
Government of France, 5.50%, 4/25/29	EUR	745,000	1,255,939

Total France (identified cost $7,728,567)			$8,285,209

Georgia — 0.3%
Republic of Georgia, 7.50%, 4/15/13	USD	215,000	$185,072

Total Georgia (identified cost $146,273)			$185,072

Germany — 12.1%
Republic of Germany, 3.75%, 7/4/13	EUR	1,096,000	$1,651,235
Republic of Germany, 3.75%, 1/4/19	EUR	970,000	1,439,461
Republic of Germany, 5.00%, 1/4/12	EUR	1,700,000	2,616,886
Republic of Germany, 6.25%, 1/4/30	EUR	732,000	1,348,279

Total Germany (identified cost $6,431,023)			$7,055,861

Ghana — 0.2%
Ghana Government Bond, 13.69%, 3/15/10	GHS	140,000	$89,747

Total Ghana (identified cost $145,304)			$89,747

Indonesia — 0.5%
Republic of Indonesia, 11.625%, 3/4/19(5)	USD	200,000	$270,000

Total Indonesia (identified cost $209,054)			$270,000

Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(6)	USD	250,000	$171,875

Total Iraq (identified cost $140,294)			$171,875

Ivory Coast — 0.0%
Ivory Coast, 4.00%, 3/31/28(7)	USD	45,000	$16,540

Total Ivory Coast (identified cost $16,407)			$16,540

2

		Principal
Security		Amount	U.S. $ Value
Macedonia — 0.4%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$221,547

Total Macedonia (identified cost $160,586)			$221,547

Netherlands — 2.0%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$519,136
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	317,268
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	328,231

Total Netherlands (identified cost $1,092,916)			$1,164,635

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(8)	PLN	648,377	$209,844

Total Poland (identified cost $180,424)			$209,844

South Korea — 0.2%
Republic of South Korea, 7.125%, 4/16/19	USD	100,000	$112,469

Total South Korea (identified cost $99,071)			$112,469

Sweden — 1.5%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$792,325
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	64,740

Total Sweden (identified cost $867,188)			$857,065

Turkey — 2.2%
Turkey Government Bond, 9.00%, 5/21/14(9)	TRY	373,139	$269,526
Turkey Government Bond, 10.00%, 2/15/12 (10)	TRY	516,930	372,160
Turkey Government Bond, 12.00%, 8/14/13 (11)	TRY	821,103	645,852

Total Turkey (identified cost $1,053,214)			$1,287,538

United Kingdom — 4.3%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$373,276
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	591,297
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	512,880
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	574,120
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	487,417

Total United Kingdom (identified cost $2,827,740)			$2,538,990

Total Foreign Government Bonds (identified cost $26,215,365)			$27,553,686

3

Foreign Corporate Bonds — 0.2%

		Principal
Security		Amount	U.S. $ Value
Kazakhstan — 0.2%
Kazkommerts International, 7.875%, 4/7/14(6)	USD	200,000	$133,000

Total Kazakhstan (identified cost $164,782)			$133,000

Total Foreign Corporate Bonds (identified cost $164,782)			$133,000

Mortgage-Backed Securities — 31.1%

	Principal
Security	Amount	U.S. $ Value
Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29	$769,913	$817,215
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	909,613	1,015,715

Total Collateralized Mortgage Obligations (identified cost $1,750,848)		$1,832,930

Mortgage Pass-Throughs — 28.0%
Federal Home Loan Mortgage Corp.: 6.00% with maturity at 2016	$1,553,845	$1,649,391

		$1,649,391

Federal National Mortgage Association:
2.63% with maturity at 2035 (12)	$2,005,667	$2,052,675
4.39% with maturity at 2035 (12)	2,335,823	2,414,658
6.00% with maturity at 2019	372,008	394,028
6.50% with maturity at 2017 (13)	778,419	822,456
7.00% with various maturities to 2033	2,862,208	3,127,318
8.50% with maturity at 2032	925,185	1,064,101

		$9,875,236

Government National Mortgage Association:
7.00% with maturity at 2026	$1,036,462	$1,142,811
8.00% with maturity at 2016	1,505,794	1,625,384
9.00% with various maturities to 2024	1,786,392	2,066,539

		$4,834,734

Total Mortgage Pass-Throughs (identified cost $15,955,325)		$16,359,361

Total Mortgage-Backed Securities (identified cost $17,706,173)		$18,192,291

4

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value
Japanese Yen Put Option	JPY910,000	107.75	4/6/10	$35,294

Total Currency Options Purchased (identified cost $163,800)				$35,294

Short-Term Investments — 21.7%

Foreign Government Securities — 4.0%

		Principal
Security		Amount	U.S. $ Value
Egypt — 1.0%
Egypt Treasury Bill, 0.00%, 10/27/09	EGP	400,000	$70,434
Egypt Treasury Bill, 0.00%, 11/3/09	EGP	1,675,000	294,387
Egypt Treasury Bill, 0.00%, 11/17/09	EGP	1,250,000	218,866

Total Egypt (identified cost $583,566)			$583,687

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/09	ISK	573,000	$3,810
Iceland Treasury Bill, 0.00%, 11/16/09	ISK	3,152,000	20,736
Iceland Treasury Note, 7.00%, 3/17/10	ISK	1,965,000	13,204

Total Iceland (identified cost $35,689)			$37,750

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 9/24/09	LBP	70,000,000	$46,203
Lebanon Treasury Bill, 0.00%, 10/1/09	LBP	68,160,000	44,997
Lebanon Treasury Bill, 0.00%, 10/8/09	LBP	68,000,000	44,850
Lebanon Treasury Bill, 0.00%, 10/22/09	LBP	72,000,000	47,399
Lebanon Treasury Bill, 0.00%, 12/17/09	LBP	66,300,000	42,955
Lebanon Treasury Bill, 0.00%, 12/24/09	LBP	101,950,000	65,950
Lebanon Treasury Bill, 0.00%, 12/31/09	LBP	105,910,000	68,405
Lebanon Treasury Bill, 0.00%, 1/7/10	LBP	102,000,000	65,776
Lebanon Treasury Bill, 0.00%, 1/21/10	LBP	68,000,000	43,711
Lebanon Treasury Note, 9.32%, 10/8/09	LBP	68,000,000	45,461
Lebanon Treasury Note, 9.32%, 10/22/09	LBP	66,180,000	44,279

Total Lebanon (identified cost $562,026)			$559,986

South Korea — 0.7%
Korea Monetary Stabilization Bond, 0.00%, 9/22/09	KRW	130,000,000	$105,571
Korea Monetary Stabilization Bond, 5.42%, 8/24/09	KRW	240,000,000	$195,773
Korea Monetary Stabilization Bond, 5.48%, 10/24/09	KRW	107,040,000	87,790

Total South Korea (identified cost $374,889)			$389,134

Sri Lanka — 1.3%
Sri Lanka Government Bond, 15.50%, 1/15/10	LKR	14,500,000	$128,398
Sri Lanka Treasury Bill, 0.00%, 10/30/09	LKR	23,030,000	195,333

5

		Principal
Security		Amount	U.S. $ Value
Sri Lanka Treasury Bill, 0.00%, 11/6/09	LKR	17,000,000	$143,753
Sri Lanka Treasury Bill, 0.00%, 1/8/10	LKR	24,000,000	198,896
Sri Lanka Treasury Bill, 0.00%, 1/15/10	LKR	10,625,000	88,194

Total Sri Lanka (identified cost $754,820)			$754,574

Total Foreign Government Securities (identified cost $2,310,990)			$2,325,131

Repurchase Agreements — 5.2%

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 6/5/09, and an interest rate of 1.35%, collateralized by Lebanon Government Bond with an interest rate of 7.125%, a maturity date of 3/5/10 and a market value of $3,114,625(14).	$3,052	$3,052,333

Total Repurchase Agreements (identified cost $3,052,333)		$3,052,333

Other Securities — 12.5%

	Interest
	Amount
Description	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.00%(15)	$7,354	$7,354,049

Total Other Securities — 12.5% (identified cost $7,354,049)		$7,354,049

Total Short-Term Investments (identified cost $12,717,372)		$12,731,513

Total Investments — 100.2% (identified cost 56,967,492)		58,645,784

Currency Options Written — (0.2)%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,335,000	76.40	4/6/10	$(143,199)

Total Currency Options Written (premiums received $152,300)					$(143,199)

Other Assets, Less Liabilities — 0.0%					$(1,543)

Net Assets — 100.0%					$58,501,042

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lanka Rupee

PLN	-	Polish Zloty

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

(1)		Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 255,806.

(2)		Bond pays a 2.10% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 41,866,040 and the current face is CLP 41,909,240.

(3)		Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 40,592,690.

(4)		Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,683,957.

(5)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $270,000 or 0.5% of the Portfolio’s net assets.

(6)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(7)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(8)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Poland Inflation Indexed CPI. The original face is PLN 565,000 and the current face is PLN 648,377.

(9)		Bond pays a 9.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 370,000 and the current face is TRY 373,139.

(10)		Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 426,000 and the current face is TRY 516,930.

(11)		Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 623,000 and the current face is TRY 821,103.

(12)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2009.

(13)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(14)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $15,872.

7

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)
8/13/09	South African Rand 627,880	United States Dollar 198,076	$(8,753)
8/17/09	Euro 155,013	United States Dollar 216,458	(4,488)
8/20/09	Philippine Peso 9,400,000	United States Dollar 194,726	(541)
8/20/09	South African Rand 3,972,582	United States Dollar 488,392	(21,906)
8/24/09	Philippine Peso 7,100,000	United States Dollar 147,080	(363)
8/24/09	Philippine Peso 9,500,000	United States Dollar 194,036	(3,247)
8/27/09	Euro 140,000	United States Dollar 199,070	(483)
8/27/09	Swedish Krona 3,400,000	United States Dollar 454,436	(16,791)
8/31/09	Japanese Yen 19,400,000	United States Dollar 205,083	12
10/30/09	Sri Lanka Rupee 23,030,000	United States Dollar 197,462	(951)
11/06/09	Sri Lanka Rupee 17,000,000	United States Dollar 145,461	(858)
1/08/10	Sri Lanka Rupee 17,000,000	United States Dollar 144,129	(823)
1/08/10	Sri Lanka Rupee 7,000,000	United States Dollar 59,372	(314)
1/15/10	Sri Lanka Rupee 15,623,750	United States Dollar 132,889	(190)
1/15/10	Sri Lanka Rupee 10,625,000	United States Dollar 90,157	(344)
7/20/10	Kazakh Tenge 22,347,800	United States Dollar 137,103	(2,006)
7/21/10	Kazakh Tenge 22,253,300	United States Dollar 137,366	(1,126)
7/23/10	Kazakh Tenge 22,791,200	United States Dollar 140,470	(1,310)

			$(64,482)

8

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)
8/06/09	Japanese Yen 1,160,214,160	United States Dollar 12,331,291	$(69,887)
8/07/09	Euro 4,910,388	United States Dollar 6,982,571	16,249
8/07/09	Euro 221,000	United States Dollar 310,950	4,043
8/10/09	Indian Rupee 13,290,000	United States Dollar 274,077	2,958
8/10/09	Indonesian Rupiah 1,058,000,000	United States Dollar 102,559	3,988
8/13/09	Japanese Yen 610,632,000	United States Dollar 6,448,204	5,504
8/13/09	New Turkish Lira 450,385	United States Dollar 287,345	18,185
8/20/09	Norwegian Krone 2,372,500	United States Dollar 372,186	14,719
8/21/09	Australian Dollar 183,000	United States Dollar 148,364	4,513
8/21/09	Australian Dollar 175,300	United States Dollar 139,795	6,650
8/24/09	British Pound Sterling 800,000	Euro 929,065	12,043
8/24/09	Colombian Peso 273,125,859	United States Dollar 137,043	(3,379)
8/26/09	Zambian Kwacha 235,100,000	United States Dollar 44,459	2,070
8/27/09	Norwegian Krone 1,240,000	United States Dollar 197,525	4,657
8/28/09	British Pound Sterling 115,349	United States Dollar 188,638	4,036
8/31/09	Serbian Dinar 10,100,000	Euro 107,241	567
8/31/09	Euro 469,311	United States Dollar 657,979	10,971
9/02/09	Brazilian Real 590,831	United States Dollar 309,255	5,594
9/03/09	Polish Zloty 2,098,730	Euro 500,866	6,055
9/04/09	Indonesian Rupiah 1,288,000,000	United States Dollar 129,291	156
9/21/09	Serbian Dinar 9,100,000	Euro 95,789	902
9/28/09	Indonesian Rupiah 1,890,000,000	United States Dollar 186,244	3,117
12/11/09	Zambian Kwacha 285,300,000	United States Dollar 53,577	465
12/21/09	Zambian Kwacha 360,000,000	United States Dollar 66,667	1,246
1/27/10	Zambian Kwacha 648,441,500	United States Dollar 119,243	1,255
5/26/10	Zambian Kwacha 355,800,000	United States Dollar 60,142	2,407

9

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)
5/27/10	Zambian Kwacha 332,600,000	United States Dollar 56,126	$2,314
7/20/10	Ukraine Hryvnia 1,377,900	United States Dollar 137,104	(5,159)
7/21/10	Ukraine Hryvnia 1,360,000	United States Dollar 137,374	(7,190)
7/23/10	Ukraine Hryvnia 1,395,100	United States Dollar 140,919	(7,472)
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	(2,050)
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	(4,023)

			$35,504

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $78,209 and a payable of $6,896.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
8/09	3 MSCI Taiwan Index	Long	$76,514	$76,800	$286
9/09	5 Euro-Bobl	Long	815,578	827,743	12,165
9/09	6 Euro-Bund	Long	1,013,328	1,043,661	30,333
9/09	6 Euro-Buxl	Long	777,880	838,247	60,367
9/09	15 Euro-Schatz	Long	2,305,928	2,312,406	6,478
9/09	12 U.K. Gilt	Long	2,363,594	2,353,732	(9,862)
9/09	25 U.S. 30 Year Treasury Bond	Short	(2,839,756)	(2,975,000)	(135,244)
9/09	2 U.S. 5 Year Treasury Note	Short	(231,243)	(230,766)	477
9/09	5 U.S. 10 Year Treasury Note	Short	(586,076)	(586,406)	(330)

					$(35,330)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term of 8 1/2 to 10 1/2 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a term to maturity of 1 3/4 to 2 1/4 years.

•	MSCI Taiwan Index: A free-float weighted index of stocks listed on the Taiwan Stock Exchange.

•	U.K. Gilt: Gilt issues having maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

10

Credit Default Swaps — Sell Protection

			Contract
		Notional	Annual		Current	Net Unrealized
		Amount*	Fixed	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$200	5.25%	11/20/09	0.53%	$5,033
Iceland	Barclays Bank PLC	100	1.88	3/20/18	4.92	(17,728)
Iceland	JPMorgan Chase Bank	300	1.75	3/20/18	4.92	(55,526)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	4.77	(19,889)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	4.77	(17,215)
Kazakhstan	Barclays Bank PLC	200	9.75	11/20/09	2.19	8,589
Kazakhstan	Citigroup Global Markets	100	8.00	10/20/09	2.19	3,575
Malaysia	Barclays Bank PLC	200	2.40	3/20/14	0.76	(14,775)
Peru	Citigroup Global Markets	200	2.00	9/20/11	1.04	5,498
Peru	Citigroup Global Markets	100	2.90	10/20/13	1.37	6,868

						$(95,570)

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual		Net Unrealized
		Amount	Fixed	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%	12/20/13	$1,129
Austria	Barclays Bank PLC	100	1.42	3/20/14	(3,782)
Brazil	Barclays Bank PLC	250	1.65	9/20/19	(2,156)
Greece	JPMorgan Chase Bank	4,000	0.13	9/20/17	261,667
Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	(17,608)
Kazakhstan	Barclays Bank PLC	200	2.43	9/20/13	10,884
Lebanon	Citigroup Global Markets	150	3.30	9/20/14	(1,309)
Malaysia	Citigroup Global Markets	200	2.45	3/20/14	(15,221)
Thailand	Barclays Bank PLC	200	0.97	9/20/19	(2,393)
Thailand	Citigroup Global Markets	100	0.95	9/20/19	(1,032)
Turkey	Barclays Bank PLC	540	2.12	1/20/13	(4,886)
Turkey	Citigroup Global Markets	270	2.93	9/20/19	(18,291)

					$207,002

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

11

Total Return Swaps

	Notional	Expiration		Portfolio	Net Unrealized
Counterparty	Amount	Date	Portfolio Pays	Receives	Appreciation
JPMorgan Chase Bank	$76,844	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$8,577

					$8,577

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate
	(Currency	(Currency	Floating	Fixed	Termination	Net Unrealized
Counterparty	Received)	Delivered)	Rate	Rate	Date	Depreciation
Citigroup Global Markets	TRY 99,705	USD 61,699	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(11,854)
Citigroup Global Markets	TRY 224,285	USD 135,274	3-month USD-LIBOR-BBA	12.10%	2/15/12	(30,547)
Citigroup Global Markets	TRY 318,742	USD 189,727	3-month USD-LIBOR-BBA	12.46%	8/14/13	(48,515)
Credit Suisse First Boston	TRY 166,085	USD 95,948	3-month USD-LIBOR-BBA	12.45%	2/15/12	(26,995)
JPMorgan Chase Bank	TRY 402,826	USD 273,854	3-month USD-LIBOR-BBA	11.20%	5/21/14	—

						$(117,911)

TRY — New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2009 was as follows:

		Principal Amount of
		Contracts	Premiums
		(000’s omitted)	Received
Outstanding, beginning of period	JPY	1,099,073	$117,803
Options written	JPY	1,335,000	152,300
Options expired		(1,099,073)	(117,803)

Outstanding, end of period	JPY	1,335,000	$152,300

JPY — Japanese Yen

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

12

Equity Risk:  The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk:  The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$303,243	$(191,811)

		$303,243	$(191,811)

Equity	Futures Contracts	$286	$—
Equity	Total Return Swaps	8,577	—

		$8,863	$—

Foreign Exchange	Currency Options Purchased	$35,294	$—
Foreign Exchange	Currency Options Written	—	(143,199)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	212,885	(170,550)

		$248,179	$(313,749)

Interest Rate	Cross-Currency Swaps	$—	$(117,911)
Interest Rate	Futures Contracts	109,820	(145,436)

		$109,820	$(263,347)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,094,030

Gross unrealized appreciation	$2,690,459
Gross unrealized depreciation	(1,138,705)

Net unrealized appreciation	$1,551,754

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

13

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Government Bonds	$—	$27,553,686	$—	$27,553,686
Foreign Corporate Bonds	—	133,000	—	133,000
Collateralized Mortgage Obligations	—	1,832,930	—	1,832,930
Mortgage Pass-Through	—	16,359,361		16,359,361
Currency Options Purchased	—	35,294	—	35,294
Short-Term Investments	7,354,049	5,377,464	—	12,731,513

Total Investments	$7,354,049	$51,291,735	$—	$58,645,784

Forward Foreign Currency Exchange Contracts	$—	$212,885	$—	$212,885
Credit Default Swaps	—	303,243	—	303,243
Futures Contracts	110,106	—	—	110,106
Total Return Swaps	—	8,577	—	8,577

Total	$7,464,155	$51,816,440	$—	$59,280,595

Liability Description
Currency Options Written	$—	$(143,199)	$—	$(143,199)
Forward Foreign Currency Exchange Contracts	—	(170,550)	—	(170,550)
Credit Default Swaps	—	(191,811)	—	(191,811)
Cross-Currency Swaps	—	(117,911)	—	(117,911)
Futures Contracts	(145,436)	—	—	(145,436)

Total	$(145,436)	$(623,471)	$—	$(768,907)

14

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Foreign Government	Short-Term
	Bonds	Investments	Total
Balance as of October 31, 2008	$110,275	$101,663	$211,938
Realized gains (losses)	—	(15,668)	(15,668)
Change in net unrealized appreciation (depreciation)	(20,326)	4,545	(15,781)
Net purchases (sales)	—	(90,540)	(90,540)
Accrued discount (premium)	(202)	—	(202)
Net transfers to (from) Level 3	(89,747)	—	(89,747)

Balance as of July 31, 2009	$—	$—	$—

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance Low Duration Fund as of July 31, 2009 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2009, the Fund owned 91.4% of Investment Portfolio’s outstanding interests, 0.6% of Floating Rate Portfolio’s outstanding interests and 3.4% of Government Obligation Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

Investment Portfolio (identified cost $214,355,445)	$209,952,465	77.4%

Floating Rate Portfolio (identified cost $24,857,493)	26,661,867	9.8

Government Obligations Portfolio (identified cost $29,985,542)	30,575,560	11.3

Total Investments in Affiliated Portfolios (identified cost $269,198,480)	$267,189,892	98.5%

Other Assets, Less Liabilities	$4,090,222	1.5%

Net Assets	$271,280,114	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at July 31, 2009 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 93.6%

Mortgage Pass-Throughs — 80.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.63%, with various maturities to 2037(1)	$2,799	$2,854,631
2.877%, with maturity at 2022(1)	4,453	4,529,321
2.956%, with maturity at 2035(1)	6,803	6,930,587
2.988%, with maturity at 2035(1)	9,827	9,988,802
3.144%, with maturity at 2034(1)	3,316	3,383,399
3.503%, with maturity at 2029(1)	2,033	2,069,797
3.838%, with maturity at 2034(1)	1,551	1,602,961
4.101%, with maturity at 2037(1)	1,634	1,688,783
4.331%, with maturity at 2030(1)	2,679	2,769,697
4.604%, with maturity at 2022(1)	711	725,867
5.00%, with maturity at 2014	1,886	1,959,897
5.50%, with various maturities to 2017	1,944	2,048,522
6.00%, with various maturities to 2029(2)	11,630	12,340,771
6.50%, with various maturities to 2030	1,318	1,415,688
7.00%, with various maturities to 2035	3,420	3,740,065
7.50%, with various maturities to 2017	2,828	3,025,230
8.00%, with various maturities to 2025	725	808,629
9.25%, with maturity at 2017	8	9,321

		$61,891,968

Federal National Mortgage Association:
2.63%, with various maturities to 2035(1)	$7,618	$7,795,930
3.082%, with various maturities to 2027(1)	1,237	1,262,503
3.11%, with maturity at 2037(1)	7,932	8,147,204
3.249%, with maturity at 2036(1)	913	930,486
3.659%, with maturity at 2036(1)	3,405	3,467,649
3.916%, with maturity at 2035(1)	4,457	4,607,542
3.926%, with maturity at 2034(1)	6,524	6,743,844
3.961%, with maturity at 2036(1)	963	981,010
3.977%, with maturity at 2018(1)	131	132,629
4.103%, with maturity at 2033(1)	2,359	2,438,438
4.138%, with maturity at 2019(1)	3,622	3,717,215
4.251%, with maturity at 2021(1)	2,696	2,772,688
4.302%, with maturity at 2030(1)	1,685	1,718,499
4.323%, with maturity at 2018(1)	49	49,481
4.388%, with maturity at 2035(1)	3,256	3,366,317
4.389%, with maturity at 2036(1)	5,453	5,637,207
4.50%, with various maturities to 2018	19,228	20,041,651
4.888%, with maturity at 2034(1)	7,470	7,721,871
4.917%, with maturity at 2034(1)	2,136	2,207,720
5.00%, with various maturities to 2018	3,143	3,282,846
5.039%, with maturity at 2040(1)	2,698	2,791,861
5.50%, with various maturities to 2017	7,109	7,477,393
6.00%, with various maturities to 2031	6,852	7,260,071
6.321%, with maturity at 2032(1)	1,006	1,039,695
6.50%, with various maturities to 2019	2,781	2,933,277
7.00%, with various maturities to 2033	7,948	8,648,154
8.00%, with maturity at 2023	258	291,973
9.00%, with maturity at 2011	5	5,327
9.50%, with various maturities to 2022	1,034	1,199,397
9.574%, with maturity at 2018(3)	652	746,650

		$119,416,528

1

	Principal
	Amount
Security	(000’s omitted)	Value
Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$1,365	$1,412,557
8.25%, with maturity at 2020	436	494,582
9.00%, with maturity at 2017	514	583,202

		$2,490,341

Total Mortgage Pass-Throughs (identified cost $180,065,768)		$183,798,837

Collateralized Mortgage Obligations — 6.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.482%, 10/15/22(4)	$140	$136,743
Series 2135, Class JZ, 6.00%, 3/15/29	8,330	8,858,041

		$8,994,784

Federal National Mortgage Association:
Series G93-17, Class FA, 1.313%, 4/25/23(4)	$304	$309,053
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,418	1,527,836
Series G97-4, Class FA, 1.113%, 6/17/27(4)	274	276,351
Series 1993-140, Class J, 6.65%, 6/25/13	39	38,850
Series 1993-203, Class PL, 6.50%, 10/25/23	1,875	2,008,943
Series 1993-250, Class Z, 7.00%, 12/25/23	551	594,491
Series 2001-4, Class GA, 10.086%, 4/17/25(3)	370	420,792

		$5,176,316

Total Collateralized Mortgage Obligations (identified cost $13,902,308)		$14,171,100

Commercial Mortgage-Backed Securities — 7.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Mortgage Pass Through Certificates:
Series 2005-LP5, Class A2, 4.63%, 5/10/43	$2,862	$2,877,306
CS First Boston Mortgage Securities Corp.:
Series 2001-CK1, Class A3, 6.38%, 12/18/35	3,643	3,754,784
Series 2005-C4, Class A2, 5.017%, 8/15/38	1,100	1,108,197
GE Capital Commercial Mortgage Corp.:
Series 2002-3A, Class A1, 4.229%, 12/10/37	1,330	1,337,786
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A2, 3.246%, 3/15/29	2,159	2,147,418
Merrill Lynch Mortgage Trust:
Series 2006-C2, Class A1, 5.601%, 8/12/43	576	585,143
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2, 6.592%, 12/18/33	5,092	5,223,095

Total Commercial Mortgage-Backed Securities (identified cost $16,817,536)		$17,033,729

Total Mortgage-Backed Securities (identified cost $210,785,612)		$215,003,666

2

Short-Term Investments — 5.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$13,344	$13,344,313

Total Short-Term Investments (identified cost $13,344,313)		$13,344,313

Total Investments — 99.4% (identified cost $224,129,925)		$228,347,979

Other Assets, Less Liabilities — 0.6%		$1,265,257

Net Assets — 100.0%		$229,613,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $14,064.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/09	85 U.S. Treasury Note	Short	$(10,027,046)	$(9,968,906)	$58,140

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and whose primary underlying risk exposure is interest rate risk was $58,140.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,454,479

Gross unrealized appreciation	$3,925,833
Gross unrealized depreciation	(32,333)

Net unrealized appreciation	$3,893,500

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Mortgage Pass-Throughs	$—	$183,798,837	$—	$183,798,837
Collateralized Mortgage Obligations	—	14,171,100	$—	14,171,100
Commercial Mortgage-Backed Securities	—	17,033,729	$—	17,033,729
Short-Term Investments	13,344,313	—	—	13,344,313

Total Investments	$13,344,313	$215,003,666	$—	$228,347,979

Futures Contracts	$58,140	$—	$—	$58,140

Total	$13,402,453	$215,003,666	$—-	$228,406,119

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Strategic Income Fund as of July 31, 2009 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2009, the Fund owned 6.8% of Boston Income Portfolio’s outstanding interests, 86.9% of Emerging Markets Local Income Portfolio’s outstanding interests, 15.8% of Floating Rate Portfolio’s outstanding interests, 71.8% of Global Macro Portfolio’s outstanding interests, 17.9% of High Income Opportunities Portfolio’s outstanding interests, 82.2% of International Income Portfolio’s outstanding interests, and 7.8% of Investment Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2009 is set forth below.

Eaton Vance Strategic Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 90.2%

Security	Value
Boston Income Portfolio (identified cost $133,871,079)	$155,816,592
Emerging Markets Local Income Portfolio (identified cost $81,953,662)	85,226,583
Floating Rate Portfolio (identified cost $681,539,111)	662,536,754
Global Macro Portfolio (identified cost $676,096,713)	695,628,526
High Income Opportunities Portfolio (identified cost $98,869,025)	117,311,027
International Income Portfolio (identified cost $46,250,617)	48,113,777
Investment Portfolio (identified cost $17,634,674)	18,009,441

Total Investments in Affiliated Portfolios (identified cost $1,736,214,881)	$1,782,642,700

Commercial Mortgage-Backed Securities — 0.7%

	Principal
Security	Amount	Value
CD, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$5,694,000	$4,527,757
COMM, Series 2007-C9, Class A4, 5.816%, 12/10/49(1)	4,286,000	3,654,640
GCCFC, Series 2007-GG9, Class A4, 5.444%, 3/10/39	4,286,000	3,652,312
JPMCC, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	1,371,000	1,176,000

Total Commercial Mortgage-Backed Securities (identified cost $10,738,251)		$13,010,709

Mortgage Pass-Throughs — 5.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.956%, with maturity at 2035(2)	$2,773,593	$2,825,547
4.331%, with maturity at 2030(2)	1,349,171	1,394,706
6.00%, with maturity at 2016	2,905,891	3,084,576
6.50%, with maturity at 2030	10,109,740	10,874,610
7.00%, with various maturities to 2035	12,077,297	13,278,284
8.00%, with maturity at 2026	4,062,781	4,586,202

		$36,043,925

Federal National Mortgage Association:
3.916%, with maturity at 2035(2)	$3,342,834	3,455,656
4.388%, with maturity at 2035(2)	7,460,892	7,712,701
5.00%, with various maturities to 2018	12,334,024	13,008,930
6.00%, with maturity at 2030	982,773	1,037,919
6.50%, with various maturities to 2029	6,099,155	6,536,955
7.00%, with various maturities to 2023	12,920,098	14,023,953
8.50%, with maturity at 2032	1,665,333	1,915,383
9.50%, with maturity at 2020	4,584,633	5,380,656

		$53,072,153

Government National Mortgage Association:
7.00%, with various maturities to 2034	$10,156,618	11,145,419

1

	Principal
Security	Amount	Value
7.50%, with various maturities to 2022	$4,917,959	$5,505,601

		$16,651,020

Total Mortgage Pass-Throughs (identified cost $102,474,829)		$105,767,098

Collateralized Mortgage Obligations — 0.1%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp., Series 2182, Class ZC, 7.50%, 9/15/29	$860,026	$936,851
Federal National Mortgage Association, Series 1994-42, Class K, 6.50%, 4/25/24	1,729,088	1,870,279

Total Collateralized Mortgage Obligations (identified cost $2,763,206)		$2,807,130

U.S. Treasury Obligations — 0.1%

	Principal
Security	Amount	Value
U.S. Treasury Notes, 4.875%, 6/30/12	$2,000,000	$2,189,220

Total U.S. Treasury Obligations (identified cost $2,022,118)		$2,189,220

Short-Term Investments — 3.3%

	Principal
Description	Amount	Value
State Street Bank and Trust Company Time Deposit, 0.01%, 8/3/09	$65,463,187	$65,463,187

Total Short-Term Investments (identified cost $65,463,187)		$65,463,187

Total Investments — 99.8% (identified cost $1,919,676,472)		$1,971,880,044

Other Assets, Less Liabilities — 0.2%		$3,279,239

Net Assets — 100.0%		$1,975,159,283

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CD	-	Citigroup/Deutsche Bank Commercial Mortgage

COMM	-	Commercial Mortgage Pass-Through Certificate

GCCFC	-	Greenwich Capital Commercial Funding Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Security Corp.

(1)		Weighted average fixed-rate coupon that changes/updates monthly.

(2)		Adjustable rate mortgage.

2

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation
8/7/09	Euro 26,400,000	United States Dollar 37,013,143	$(615,015)

			$(615,015)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)
8/6/09	Australian Dollar 10,845,452	United States Dollar 8,918,161	$151,781
9/2/09	Brazilian Real 34,081,250	United States Dollar 17,838,917	322,690
8/6/09	Colombian Peso 18,119,200,000	United States Dollar 9,134,963	(246,242)
8/7/09	Indonesian Rupiah 88,500,000,000	United States Dollar 8,873,070	41,634
8/6/09	New Turkish Lira 13,552,880	United States Dollar 9,088,573	119,182
8/10/09	Polish Zloty 55,920,000	Euro 13,417,151	91,256
8/7/09	South Korean Won 11,080,000,000	United States Dollar 8,937,646	83,473

			$563,774

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,385,177 and a payable of $329,283.

At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,195,193 and $1,190,540, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,926,481,243

Gross unrealized appreciation	$64,401,158
Gross unrealized depreciation	(19,002,357)

Net unrealized appreciation	$45,398,801

3

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Affiliated Portfolios	$1,782,642,700	$—	$—	$1,782,642,700
Commercial Mortgage-Backed Securities	—	13,010,709	—	13,010,709
Mortgage Pass-Throughs	—	105,767,098	—	105,767,098
Collateralized Mortgage Obligations	—	2,807,130	—	2,807,130
U.S. Treasury Obligations	—	2,189,220	—	2,189,220
Short-Term Investments	—	65,463,187	—	65,463,187

Total Investments	$1,782,642,700	$189,237,344	$—	$1,971,880,044

Forward Foreign Currency Exchange Contracts	$—	$2,195,193	$—	$2,195,193

Total	$1,782,642,700	$191,432,537	$—	$1,974,075,237

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,190,540)	$—	$(1,190,540)

Total	$—	$(1,190,540)	$—	$(1,190,540)

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a portfolio of investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance Global Macro Absolute Return Fund as of July 31, 2009 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (formerly, Eaton Vance Global Macro Fund), (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $116,871,409 and the Fund owned 12.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.7%

	Principal
Security	Amount		U.S. $ Value
Brazil — 0.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,559,105	$6,205,001

Total Brazil (identified cost $5,758,782)			$6,205,001

Costa Rica — 0.2%

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	2,209,591,430	$1,750,996
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	258,883,552	216,737

Total Costa Rica (identified cost $2,588,945)			$1,967,733

Georgia — 0.5%

Republic of Georgia, 7.50%, 4/15/13	USD	5,944,000	$5,116,595

Total Georgia (identified cost $4,163,855)			$5,116,595

Ghana — 0.5%

Ghana Government Bond, 13.00%, 8/2/10	GHS	600,000	$373,086
Ghana Government Bond, 13.50%, 3/30/10	GHS	980,000	625,879
Ghana Government Bond, 13.67%, 6/11/12(4)	GHS	4,300,000	2,434,748
Ghana Government Bond, 13.69%, 3/15/10	GHS	1,900,000	1,217,991

Total Ghana (identified cost $8,306,681)			$4,651,704

Indonesia — 1.3%

Republic of Indonesia, 6.875%, 1/17/18(5)	USD	2,300,000	$2,340,250
Republic of Indonesia, 11.625%, 3/4/19(6)	USD	7,440,000	10,044,000

Total Indonesia (identified cost $9,386,034)			$12,384,250

1

	Principal
Security	Amount		U.S. $ Value
Iraq — 0.3%

Republic of Iraq, 5.80%, 1/15/28(5)	USD	4,460,000	$3,066,250

Total Iraq (identified cost $2,502,847)			$3,066,250

Ivory Coast — 0.1%

Ivory Coast, 4.00%, 3/31/28(7)	USD	2,296,000	$843,879

Total Ivory Coast (identified cost $837,136)			$843,879

Macedonia — 0.8%

Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$7,688,851

Total Macedonia (identified cost $5,563,787)			$7,688,851

Poland — 1.0%

Poland Government Bond, 3.00%, 8/24/16(8)	PLN	29,926,330	$9,685,513

Total Poland (identified cost $8,327,504)			$9,685,513

South Korea — 0.4%

Republic of South Korea, 7.125%, 4/16/19	USD	3,770,000	$4,240,063

Total South Korea (identified cost $3,734,994)			$4,240,063

Turkey — 5.3%

Turkey Government Bond, 9.00%, 5/21/14(9)	TRY	12,606,038	$9,105,626
Turkey Government Bond, 10.00%, 2/15/12(10)	TRY	20,307,086	14,619,942
Turkey Government Bond, 12.00%, 8/14/13(11)	TRY	35,205,170	27,691,207

Total Turkey (identified cost $41,904,604)			$51,416,775

2

	Principal
Security	Amount		U.S. $ Value
Uruguay — 0.7%

Republic of Uruguay, 5.00%, 9/14/18(12)	UYU	166,207,187	$6,545,280

Total Uruguay (identified cost $6,885,213)			$6,545,280

Total Foreign Government Bonds (identified cost $99,960,382)			$113,811,894

Foreign Corporate Bonds & Notes — 0.9%

	Principal
Security	Amount		U.S. $ Value
Chile — 0.4%

JP Morgan Chilean Inflation Linked Note, 3.80%, 11/17/15(13)	USD	3,505,838	$3,698,723

Total Chile (identified cost $3,000,000)			$3,698,723

Indonesia — 0.0%

APP Finance VI, 0.00%, 11/18/12(7)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(7)	USD	2,000,000	10,000

Total Indonesia (identified cost $2,982,924)			$30,000

Kazakhstan — 0.5%

Kazkommerts International, 7.875%, 4/7/14(5)	USD	7,500,000	$4,987,500

Total Kazakhstan (identified cost $6,178,509)			$4,987,500

Total Foreign Corporate Bonds & Notes (identified cost $12,161,433)			$8,716,223

Debt Obligations - United States — 71.7%

	Principal
Security	Amount	U.S. $ Value
Corporate Bonds & Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$608,069
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	982,078

Total Corporate Bonds & Notes (identified cost $1,528,882)		$1,590,147

3

Mortgage-Backed Securities — 71.3%

	Principal
Security	Amount	U.S. $ Value
Collateralized Mortgage Obligations — 9.2%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$459,940	$467,478
Series 1548, Class Z, 7.00%, 7/15/23	598,255	631,887
Series 1650, Class K, 6.50%, 1/15/24	3,805,562	4,107,901
Series 1817, Class Z, 6.50%, 2/15/26	509,668	542,824
Series 1927, Class ZA, 6.50%, 1/15/27	2,033,308	2,177,942
Series 2127, Class PG, 6.25%, 2/15/29	2,429,373	2,578,628

		$10,506,660

Federal National Mortgage Association:
Series 1992-180, Class F, 1.463%, 10/25/22(14)	$1,972,505	$2,011,594
Series 1993-16, Class Z, 7.50%, 2/25/23	1,935,299	2,142,305
Series 1993-79, Class PL, 7.00%, 6/25/23	1,500,924	1,645,618
Series 1993-104, Class ZB, 6.50%, 7/25/23	613,760	663,550
Series 1993-121, Class Z, 7.00%, 7/25/23	9,515,310	10,440,480
Series 1993-141, Class Z, 7.00%, 8/25/23	1,522,297	1,664,339
Series 1994-42, Class ZQ, 7.00%, 4/25/24	9,424,658	10,290,146
Series 1994-79, Class Z, 7.00%, 4/25/24	1,838,539	2,017,486
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,277,577	1,439,070
Series 1996-35, Class Z, 7.00%, 7/25/26	460,647	503,305
Series 1998-16, Class H, 7.00%, 4/18/28	1,414,181	1,549,479
Series 1999-25, Class Z, 6.00%, 6/25/29	4,127,350	4,388,156
Series 2000-2, Class ZE, 7.50%, 2/25/30	540,268	597,507
Series 2000-49, Class A, 8.00%, 3/18/27	1,537,725	1,731,769
Series 2001-37, Class GA, 8.00%, 7/25/16	190,148	207,044
Series G48, Class Z, 7.10%, 12/25/21	1,463,511	1,595,986
Series G93-1, Class K, 6.675%, 1/25/23	2,167,748	2,333,472
Series G93-31, Class PN, 7.00%, 9/25/23	6,923,749	7,536,089
Series G93-41, Class ZQ, 7.00%, 12/25/23	13,881,393	15,131,958

		$67,889,353

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,232,980	$1,342,432
Series 1999-42, Class Z, 8.00%, 11/16/29	3,170,634	3,548,898
Series 2001-35, Class K, 6.45%, 10/26/23	509,483	547,432
Series 2002-48, Class C, 6.00%, 9/16/30	4,670,939	4,817,333

		$10,256,095

Total Collateralized Mortgage Obligations (identified cost $85,220,416)		$88,652,108

Commercial Mortgage-Backed Securities — 3.3%
CD, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$3,330,000	$2,647,951
COMM, Series 2007-C9, Class A4, 5.816%, 12/10/49(15)	5,000,000	4,263,463
GCCFC, Series 2007-GG9, Class A4, 5.444%, 3/10/39	5,000,000	4,260,747

4

	Principal
Security	Amount	U.S. $ Value
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(15)	$9,960,000	$6,586,427
JPMCC, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	1,600,000	1,372,428
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(15)	7,000,000	7,006,826
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(15)	6,000,000	5,822,756

Total Commercial Mortgage-Backed Securities (identified cost $32,822,849)		$31,960,598

Mortgage Pass-Throughs — 58.8%
Federal Home Loan Mortgage Corp.:
2.956%, with maturity at 2035(16)	$9,315,087	$9,489,572
3.503%, with maturity at 2029(16)	2,033,313	2,069,797
4.331%, with maturity at 2030(16)	2,698,344	2,789,415
4.904%, with maturity at 2023(16)	852,987	877,544
5.00%, with various maturities to 2019	11,349,881	11,959,154
5.50%, with various maturities to 2013	11,166,076	11,708,383
6.00%, with various maturities to 2029(17)	9,066,114	9,644,622
6.50%, with various maturities to 2024	5,339,786	5,756,281
7.00%, with various maturities to 2035	14,260,602	15,628,873
7.31%, with maturity at 2026	433,534	482,976
7.50%, with various maturities to 2035	26,064,341	29,020,052
7.95%, with maturity at 2022	624,673	705,417
8.00%, with various maturities to 2030	3,248,296	3,669,676
8.15%, with maturity at 2021	360,382	411,014
8.30%, with maturity at 2021	240,606	265,911
8.47%, with maturity at 2018	310,082	349,594
8.50%, with various maturities to 2028	1,903,273	2,178,056
9.00%, with various maturities to 2027	3,664,648	4,221,389
9.50%, with various maturities to 2027	375,745	443,109
9.75%, with various maturities to 2020	9,351	10,410
10.00%, with various maturities to 2020	1,292,792	1,446,119
10.50%, with maturity at 2021	627,810	726,891
11.00%, with maturity at 2016	919,580	1,029,978
13.25%, with maturity at 2013	1,062	1,139

		$114,885,372

Federal National Mortgage Association:
2.63%, with various maturities to 2035(16)	$35,284,992	$36,090,909
2.78%, with maturity at 2025(16)	2,156,927	2,207,042
2.877%, with various maturities to 2033(16)	27,666,807	28,235,491
2.879%, with maturity at 2035(16)	7,866,774	8,032,547
2.98%, with maturity at 2024(16)	1,718,458	1,765,288
3.054%, with maturity at 2022(16)	3,661,765	3,728,360
3.916%, with maturity at 2035(16)	20,552,239	21,245,888
3.983%, with maturity at 2028(16)	340,324	348,939
4.388%, with maturity at 2035(16)	15,668,091	16,196,897
4.784%, with maturity at 2023(16)	197,759	203,342
5.00%, with various maturities to 2018(17)	29,790,479	31,419,450

5

	Principal
Security	Amount	U.S. $ Value
5.50%, with various maturities to 2018(17)	$4,818,283	$5,101,670
6.00%, with maturity at 2030	5,579,264	5,892,328
6.321%, with maturity at 2032(16)	6,559,244	6,780,622
6.50%, with various maturities to 2030(17)	34,773,745	37,334,918
6.858%, with maturity at 2025(16)	745,920	789,043
7.00%, with various maturities to 2033	74,510,927	81,258,180
7.50%, with various maturities to 2034	31,803,260	35,133,543
8.00%, with various maturities to 2030	11,453,757	12,831,998
8.50%, with various maturities to 2032	11,085,648	12,747,315
9.00%, with various maturities to 2032	3,480,503	4,017,618
9.00%, with maturity at 2010(15)	7,208	7,347
9.046%, with maturity at 2028(15)	1,083,719	1,241,109
9.50%, with various maturities to 2031	5,428,558	6,331,956
10.50%, with maturity at 2029	652,372	770,640
11.00%, with maturity at 2016	68,478	75,520
11.031%, with maturity at 2027(15)	1,091,387	1,255,132
11.50%, with maturity at 2031	804,750	983,631

		$362,026,723

Government National Mortgage Association:
4.125%, with maturity at 2024(16)	$849,294	$877,864
6.50%, with various maturities to 2024	3,068,442	3,307,560
7.00%, with various maturities to 2033	29,402,812	32,330,922
7.50%, with various maturities to 2031	11,756,456	13,147,113
7.75%, with maturity at 2019	41,258	46,283
8.00%, with various maturities to 2034	32,558,259	36,715,730
8.30%, with various maturities to 2020	220,138	246,532
8.50%, with various maturities to 2021	2,172,043	2,443,275
9.00%, with various maturities to 2025	700,793	807,388
9.50%, with various maturities to 2026	2,276,646	2,712,920

		$92,635,587

Total Mortgage Pass-Throughs (identified cost $551,091,431)		$569,547,682

Total Mortgage-Backed Securities (identified cost $669,134,696)		$690,160,388

U.S. Treasury Obligations — 0.2%

	Principal
Security	Amount	U.S. $ Value
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,042,345

Total U.S. Treasury Obligations (identified cost $1,771,451)		$2,042,345

Total Debt Obligations — United States (identified cost $672,435,029)		$693,792,880

6

Common Stocks — 0.4%

Security	Shares	U.S. $ Value
China — 0.2%

Commercial Banks — 0.2%
Industrial & Commercial Bank of China, Ltd., Class H	2,191,752	$1,573,813

		$1,573,813

Professional Services — 0.0%
APP China	8,155	$326,200

		$326,200

Total China (identified cost $2,395,650)		$1,900,013

United Arab Emirates — 0.2%

Commercial Banks — 0.1%
Abu Dhabi Commercial Bank	423,280	$216,974
First Gulf Bank (PJSC)	110,000	514,546
National Bank of Abu Dhabi (PJSC)	39,600	148,169
Union National Bank	330,000	334,453

		$1,214,142

Diversified Financial Services — 0.0%
Waha Capital (PJSC)	997,500	$222,960

		$222,960

Hotels, Restaurants & Leisure — 0.0%
Abu Dhabi National Hotels	58,330	$68,287

		$68,287

Real Estate Management & Development — 0.1%
Aldar Properties (PJSC)	240,000	$264,077
Sorouh Real Estate Co.	340,000	269,147

		$533,224

Total United Arab Emirates (identified cost $1,724,738)		$2,038,613

Total Common Stocks (identified cost $4,120,388)		$3,938,626

Investment Companies — 0.1%

Description	Shares	U.S. $ Value
BlackRock Global Floating Rate Income Trust	23,540	$271,416
First Trust/Four Corners Senior Floating Rate Income Fund II	15,000	158,850
ING Prime Rate Trust	30,000	135,600
Nuveen Senior Income Fund	29,830	153,625

Total Investment Companies (identified cost $603,236)		$719,491

7

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
Japanese Yen Put Option	JPY	2,857,000	106.91	4/8/10	$134,358

Total Currency Options Purchased (identified cost $495,185)					$134,358

Short-Term Investments — 21.3%

Foreign Government Securities — 8.9%

	Principal
	Amount
Security	(000’s omitted)		U.S. $ Value
Iceland — 1.1%

Iceland Treasury Bill, 0.00%, 10/15/09	ISK	179,578	$1,194,185
Iceland Treasury Bill, 0.00%, 11/16/09	ISK	699,536	4,602,074
Iceland Treasury Note, 7.00%, 3/17/10	ISK	743,684	4,997,167

Total Iceland (identified cost $10,390,098)			$10,793,426

Lebanon — 1.9%

Lebanon Treasury Bill, 0.00%, 9/24/09	LBP	2,240,000	$1,478,485
Lebanon Treasury Bill, 0.00%, 10/1/09	LBP	2,214,560	1,461,994
Lebanon Treasury Bill, 0.00%, 10/8/09	LBP	2,233,000	1,472,788
Lebanon Treasury Bill, 0.00%, 10/22/09	LBP	2,240,000	1,474,637
Lebanon Treasury Bill, 0.00%, 12/17/09	LBP	2,212,500	1,433,435
Lebanon Treasury Bill, 0.00%, 12/24/09	LBP	3,344,330	2,163,409
Lebanon Treasury Bill, 0.00%, 12/31/09	LBP	3,304,230	2,134,126
Lebanon Treasury Bill, 0.00%, 1/7/10	LBP	3,342,000	2,155,140
Lebanon Treasury Bill, 0.00%, 1/21/10	LBP	2,223,000	1,428,964
Lebanon Treasury Note, 9.32%, 10/8/09	LBP	2,212,000	1,478,818
Lebanon Treasury Note, 9.32%, 10/22/09	LBP	2,212,270	1,480,154

Total Lebanon (identified cost $18,227,512)			$18,161,950

South Korea — 1.4%

Korea Monetary Stabilization Bond, 0.00%, 9/22/09	KRW	5,480,000	$4,450,213
Korea Monetary Stabilization Bond, 5.42%, 8/24/09	KRW	7,776,000	6,343,056
Korea Monetary Stabilization Bond, 5.48%, 10/24/09	KRW	3,488,900	2,861,455

Total South Korea (identified cost $13,144,518)			$13,654,724

8

	Principal
	Amount
Security	(000’s omitted)		U.S. $ Value
Sri Lanka — 2.5%

Sri Lanka Government Bond, 15.50%, 1/15/10	LKR	457,900	$4,054,725
Sri Lanka Treasury Bill, 0.00%, 10/30/09	LKR	746,850	6,334,520
Sri Lanka Treasury Bill, 0.00%, 11/6/09	LKR	555,200	4,694,812
Sri Lanka Treasury Bill, 0.00%, 1/8/10	LKR	787,200	6,523,787
Sri Lanka Treasury Bill, 0.00%, 1/15/10	LKR	358,000	2,971,631

Total Sri Lanka (identified cost $24,587,352)			$24,579,475

Egypt — 2.0%

Egypt Treasury Bill, 0.00%, 10/27/09	EGP	13,100	$2,306,726
Egypt Treasury Bill, 0.00%, 11/3/09	EGP	54,975	9,662,045
Egypt Treasury Bill, 0.00%, 11/17/09	EGP	39,500	6,916,167

Total Egypt (identified cost $18,806,944)			$18,884,938

Total Foreign Government Securities (identified cost $85,156,424)			$86,074,513

Other Securities — 7.6%

	Interest
Description	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.00% (18)	$73,795	$73,795,457

		$73,795,457

Total Other Securities (identified cost $73,795,457)		$73,795,457

Repurchase Agreements — 4.8%

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 6/29/09, and an interest rate of 1.00%, collateralized by Peru Government Bond with an interest rate of 8.375%, a maturity date of 5/3/16 and a market value of $8,214,451. (19)	$8,050	$8,050,162
Barclays Bank PLC Open Repurchase Agreement, dated 7/2/09, and an interest rate of 1.15%, collateralized by Lebanon Government Bond with an interest rate of 7.125%, a maturity date of 3/5/10 and a market value of $5,243,750. (19)	5,139	5,138,875
Barclays Bank PLC Open Repurchase Agreement, dated 7/9/09, and an interest rate of 1.00%, collateralized by Colombia Government Bond with an interest rate of 10.75%, a maturity date of 1/15/13 and a market value of $7,608,916. (19)	7,457	7,456,738
Barclays Bank PLC Open Repurchase Agreement, dated 7/9/09, and an interest rate of 1.15%, collateralized by Jamaica Government Bond with an interest rate of 11.75%, a maturity date of 5/15/11 and a market value of $10,688,125. (19)	10,474	10,474,363

9

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 7/9/09, and an interest rate of 1.00% collateralized by Panama Government Bond with an interest rate of 9.625%, a maturity date of 2/8/11 and a market value of $4,541,764. (19)	$4,451	$4,450,929
Barclays Bank PLC Open Repurchase Agreement, dated 7/21/09, and an interest rate of 0.90%, collateralized by Turkey Government Bond with an interest rate of 11.50%, a maturity date of 1/23/12 and a market value of $4,710,000. (19)	4,616	4,615,800
Barclays Bank PLC Open Repurchase Agreement, dated 7/21/09, and an interest rate of 0.90%, collateralized by Turkey Government Bond with an interest rate of 11.00%, a maturity date of 1/14/13 and a market value of $6,013,750. (19)	5,893	5,893,475

Total Repurchase Agreements (identified cost $46,080,342)		$46,080,342

Total Short-Term Investments (identified cost $205,032,223)		$205,950,312

Total Investments — 106.1% (identified cost $994,807,876)		$1,027,063,784

Securities Sold Short — (2.1)%

	Principal
Security	Amount	U.S. $ Value
U.S. Treasury Obligations — (2.1)%
United States Treasury Bond, 5.00%, 5/15/37	$(18,100,000)	$(20,181,518)

Total U.S. Treasury Obligations (proceeds $19,480,125)		$(20,181,518)

Total Short Sales (proceeds $19,480,125)		$(20,181,518)

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
Japanese Yen Call Option	JPY	4,078,000	76.3	4/8/10	$(440,015)

Total Currency Options Written (premiums received $522,711)					$(440,015)

Other Assets, Less Liabilities — (3.9)%					$(38,161,376)

Net Assets — 100.0%					$968,280,875

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GHS	-	Ghanaian Cedi

10

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lanka Rupee

PLN	-	Polish Zloty

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)		Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,559,105.

(2)		Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,000,000 and the current face is CRC 2,209,591,430.

(3)		Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 258,883,552.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $10,044,000 or 1.0% of the Portfolio’s net assets.

(7)		Defaulted security.

(8)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Polish Consumer Price Index. The original face is PLN 26,078,000 and the current face is PLN 29,926,330.

(9)		Bond pays a 9.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 12,606,038 and the current face is TRY 12,606,038.

(10)		Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 16,735,000 and current face is TRY 20,307,086.

(11)		Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 24,647,000 and the current face is TRY 35,205,170.

(12)		Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Uruguayan inflation rate. The original face is UYU 135,030,000 and the current face is UYU 166,207,187.

(13)		Bond pays a 3.80% coupon on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $3,000,000 and the current face is $3,505,838.

(14)		Floating-rate security.

(15)		Weighted average fixed-rate coupon that changes/updates monthly.

(16)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2009.

(17)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.

(18)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $255,607.

(19)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

11

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/7/09	Euro 11,930,847	United States Dollar 16,965,664	$(39,479)
8/17/09	Euro 5,468,045	United States Dollar 7,635,523	(158,307)
8/27/09	Euro 5,340,000	United States Dollar 7,593,080	(18,415)
8/31/09	Japanese Yen 790,500,000	United States Dollar 8,356,590	504
7/20/10	Kazakh Tenge 724,740,200	United States Dollar 4,446,259	(65,052)
7/21/10	Kazakh Tenge 719,872,000	United States Dollar 4,443,654	(36,414)
7/23/10	Kazakh Tenge 722,665,700	United States Dollar 4,454,026	(41,543)
8/20/09	Philippine Peso 280,700,000	United States Dollar 5,814,845	(16,143)
8/24/09	Philippine Peso 574,800,000	United States Dollar 11,803,593	(133,062)
8/13/09	South African Rand 89,185,094	United States Dollar 10,986,769	(485,511)
8/20/09	South African Rand 125,771,407	United States Dollar 15,462,430	(693,539)
10/30/09	Sri Lanka Rupee 746,850,000	United States Dollar 6,403,584	(30,849)
11/6/09	Sri Lanka Rupee 555,200,000	United States Dollar 4,750,578	(28,017)
1/8/10	Sri Lanka Rupee 787,200,000	United States Dollar 6,674,849	(37,268)
1/15/10	Sri Lanka Rupee 851,387,250	United States Dollar 7,234,300	(17,586)

			$(1,800,681)

12

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/21/09	Australian Dollar 5,695,900	United States Dollar 4,542,252	$216,064
9/2/09	Brazilian Real 10,916,009	United States Dollar 5,713,692	103,355
8/24/09	British Pound Sterling 5,570,000	Euro 6,468,613	83,849
6/15/11	China Renminbi 17,371,851	United States Dollar 114,800,000	(205,042)
8/24/09	Colombian Peso 13,574,303,631	United States Dollar 6,810,990	(167,939)
8/10/09	Indian Rupee 434,383,100	United States Dollar 8,958,200	96,682
8/10/09	Indonesian Rupiah 44,665,000,000	United States Dollar 4,329,682	168,377
9/4/09	Indonesian Rupiah 44,390,000,000	United States Dollar 4,455,933	5,374
9/28/09	Indonesian Rupiah 48,730,000,000	United States Dollar 4,801,931	80,361
8/13/09	New Turkish Lira 7,529,156	United States Dollar 4,803,596	303,994
8/20/09	Norwegian Krone 70,861,300	United States Dollar 11,116,370	439,625
8/27/09	Norwegian Krone 47,010,000	United States Dollar 7,488,411	176,544
9/3/09	Polish Zloty 59,224,000	Euro 14,133,932	170,856
8/31/09	Serbian Dinar 313,210,000	Euro 3,325,653	17,579
9/21/09	Serbian Dinar 303,800,000	Euro 3,197,895	30,099
7/20/10	Ukraine Hryvna 44,684,900	United States Dollar 4,446,259	(167,299)
7/21/10	Ukraine Hryvna 43,991,900	United States Dollar 4,443,626	(232,561)
7/23/10	Ukraine Hryvna 44,107,800	United States Dollar 4,455,333	(236,247)

13

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/26/09	Zambian Kwacha 9,769,300,000	United States Dollar 1,847,447	$86,019
12/11/09	Zambian Kwacha 11,856,500,000	United States Dollar 2,226,573	19,320
12/21/09	Zambian Kwacha 11,950,000,000	United States Dollar 2,212,963	41,359
1/27/10	Zambian Kwacha 11,959,337,900	United States Dollar 2,199,216	23,147
5/26/10	Zambian Kwacha 13,174,300,000	United States Dollar 2,226,893	89,116
5/27/10	Zambian Kwacha 12,099,250,000	United States Dollar 2,041,723	84,185

			$1,226,817

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $2,790,644 and a payable of $561,730.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
8/09	135 MSCI Taiwan Index	Long	$3,443,114	$3,456,000	$12,886
9/09	53 Euro-Bobl	Short	(8,644,293)	(8,774,072)	(129,779)
9/09	43 Euro-Bund	Short	(7,261,203)	(7,479,572)	(218,369)
9/09	307 U.S. 30 Year Treasury Bond	Short	(36,200,941)	(36,533,000)	(332,059)
9/09	172 U.S. 10 Year Treasury Note	Short	(20,170,085)	(20,172,375)	(2,290)
9/09	86 U.S. 5 Year Treasury Note	Short	(9,943,449)	(9,922,922)	20,527

					$(649,084)

•	MSCI Taiwan Index: Free-float weighted index of stocks listed on Taiwan Stock Exchange.

•	Euro Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5.5 years.

Interest Rate Swaps

		Portfolio				Net Unrealized
	Notional	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	BRL 10,533,705	Pay	Brazil Interbank Deposit Rate	12.73%	1/02/12	$443,981
JPMorgan Chase Bank	BRL 12,290,767	Pay	Brazil Interbank Deposit Rate	10.35%	1/02/12	(330,940)

						$113,041

BRL - Brazilian Real

14

Credit Default Swap — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$8,400	5.25%	11/20/09	0.53%	$211,381
Colombia	Credit Suisse First Boston	8,800	4.90	11/20/09	0.84	197,263
Iceland	Barclays Bank PLC	5,000	1.70	3/20/18	4.93	(940,448)
Iceland	Barclays Bank PLC	3,900	1.88	3/20/18	4.93	(691,405)
Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	4.93	(940,448)
Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	4.93	(1,221,582)
Iceland	JPMorgan Chase Bank	4,000	1.90	3/20/18	4.93	(704,330)
Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	4.77	(994,426)
Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	4.77	(860,726)
Kazakhstan	Barclays Bank PLC	7,600	9.75	11/20/09	2.19	326,373
Kazakhstan	Citigroup Global Markets	7,600	8.00	10/20/09	2.19	271,674
Peru	Citigroup Global Markets	7,400	2.00	9/20/11	1.05	203,424
Peru	Citigroup Global Markets	3,800	2.90	10/20/13	1.37	260,966

						$(4,882,284)

Credit Default Swap — Buy Protection

		Notional	Contract		Net Unrealized
		Amount*	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%	12/20/13	$49,679
Austria	Barclays Bank PLC	3,700	1.42	3/20/14	(139,926)
Brazil	Barclays Bank PLC	9,000	1.65	9/20/19	(77,612)
Greece	Credit Suisse First Boston	20,000	0.20	6/20/20	1,523,265
Greece	Goldman Sachs, Inc.	35,000	0.29	6/20/15	1,415,216
Greece	JPMorgan Chase Bank	20,000	0.13	9/20/17	1,308,334
Italy	Credit Suisse First Boston	18,200	0.20	12/20/16	470,423
Kazakhstan	Barclays Bank PLC	7,500	2.43	9/20/13	408,140
Lebanon	Citigroup Global Markets	4,600	3.30	9/20/14	(40,130)
Malaysia	Barclays Bank PLC	7,400	2.40	3/20/14	(546,666)
Malaysia	Citigroup Global Markets	7,300	2.45	3/20/14	(555,579)
Philippines	Citigroup Global Markets	5,000	1.88	6/20/11	(45,758)
Philippines	Credit Suisse First Boston	5,000	1.88	6/20/11	(45,758)
Philippines	JPMorgan Chase Bank	5,000	1.88	6/20/11	(45,758)
Serbia	HSBC Bank USA	7,000	1.30	5/20/11	379,161
Thailand	Barclays Bank PLC	3,700	0.95	9/20/19	(38,184)
Thailand	Barclays Bank PLC	7,500	0.97	9/20/19	(89,720)
Turkey	Barclays Bank PLC	4,170	2.12	1/20/13	(37,733)
Turkey	Citigroup Global Markets	9,400	2.93	9/20/19	(636,787)

15

		Notional	Contract		Net Unrealized
		Amount*	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Turkey	Credit Suisse First Boston	$4,120	2.11%	1/20/13	$(35,913)
Turkey	Credit Suisse First Boston	5,000	2.87	7/20/11	(138,043)
Turkey	JPMorgan Chase Bank	12,610	2.12	1/20/13	(114,105)
Turkey	JPMorgan Chase Bank	10,000	3.16	4/20/10	(269,912)
Turkey	Morgan Stanley	5,000	4.05	4/06/14	(490,432)

					$2,206,202

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $78,100,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$2,037,008	8/25/10	1-Month USD LIBOR-BBA+ 50 bp	Total Return on JPMorgan Abu Dhabi Index	$220,850

					$220,850

Cross-Currency Swaps

	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency	Floating		Termination	Net Unrealized
Counterparty	Received)	Delivered)	Rate	Fixed Rate	Date	Depreciation
Citigroup Global Markets	TRY 4,000,080	USD 2,475,297	3 Month USD-LIBOR-BBA	11.95%	2/15/12	$(475,572)
Citigroup Global Markets	TRY 8,441,367	USD 5,091,295	3 Month USD-LIBOR-BBA	12.10%	2/15/12	(1,149,694)
Citigroup Global Markets	TRY 12,366,779	USD 7,361,178	3 Month USD-LIBOR-BBA	12.46%	8/14/13	(1,882,322)
Credit Suisse First Boston	TRY 6,789,837	USD 3,922,494	3 Month USD-LIBOR-BBA	12.45%	2/15/12	(1,103,596)
JPMorgan Chase Bank	TRY 13,608,984	USD 9,251,833	3 Month USD-LIBOR-BBA	11.20%	5/21/14	0

						$(4,611,184)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

16

Written currency call options activity for the fiscal year to date ended July 31, 2009 was as follows:

	Principal
	Amount
	of Contracts		Premiums
	(000’s Omitted)		Received
Outstanding, beginning of period		—	$—
Options written	JPY	4,078,000	522,711

Outstanding, end of period	JPY	4,078,000	$522,711

JPY - Japanese Yen

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit default swaps	$7,025,299	$(9,701,381)

		$7,025,299	$(9,701,381)

Equity	Futures contracts	$12,886	$—
Equity	Total return swaps	220,850	—

		$233,736	$—

Foreign Exchange	Currency options purchased	$134,358	$—
Foreign Exchange	Currency options written	—	(440,015)
Foreign Exchange	Forward foreign currency exchange contracts	5,027,053	(3,372,003)

		$5,161,411	$(3,812,018)

Interest Rate	Futures contracts	$20,527	$(682,497)
Interest Rate	Interest rate swaps	443,981	(330,940)
Interest Rate	Cross-currency swaps	—	(4,611,184)

		$464,508	$(5,624,621)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,002,044,845

Gross unrealized appreciation	$41,049,304
Gross unrealized depreciation	(16,030,365)

Net unrealized appreciation	$25,018,939

17

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Government Bonds	$—	$111,377,146	$2,434,748	$113,811,894
Foreign Corporate Bonds & Notes	—	8,716,223	—	8,716,223
U.S. Corporate Bonds & Notes	—	1,590,147	—	1,590,147
Collateralized Mortgage Obligations	—	88,652,108	—	88,652,108
Commercial Mortgage-Backed Securities	—	31,960,598	—	31,960,598
Mortgage Pass-Throughs	—	569,547,682	—	569,547,682
U.S. Treasury Obligations	—	2,042,345	—	2,042,345
Foreign Common Stocks	68,287	3,870,339	—	3,938,626
Investment Companies	719,491	—	—	719,491
Currency Options Purchased	—	134,358	—	134,358
Short-Term Investments	73,795,457	132,154,855	—	205,950,312

Total Investments	$74,583,235	$950,045,801	$2,434,748	$1,027,063,784

Credit Default Swaps	$—	$7,025,299	$—	$7,025,299
Forward Foreign Currency Exchange Contracts	—	5,027,053	—	5,027,053
Futures Contracts	33,413	—	—	33,413
Interest Rate Swaps	—	443,981	—	443,981
Total Return Swaps	—	220,850	—	220,850

Total	$74,616,648	$962,762,984	$2,434,748	$1,039,814,380

Liability Description
Credit Default Swaps	$—	$(9,701,381)	$—	$(9,701,381)
Forward Foreign Currency Exchange Contracts	—	(3,372,003)	—	(3,372,003)
Futures Contracts	(682,497)	—	—	(682,497)
Interest Rate Swaps	—	(330,940)	—	(330,940)
Cross-Currency Swaps	—	(4,611,184)	—	(4,611,184)
Securities Sold Short	—	(20,181,518)	—	(20,181,518)
Currency Options Written	—	(440,015)	—	(440,015)

Total	$(682,497)	$(38,637,041)	$—	$(39,319,538)

18

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Foreign	Investments in
	Government	Short-Term
	Bonds	Investments	Total
Balance as of October 31, 2008	$5,728,739	$5,083,165	$10,811,904
Realized gains (losses)	—	(783,393)	(783,393)
Change in net unrealized appreciation (depreciation)	(1,072,428)	227,260	(845,168)
Net purchases (sales)	—	(4,527,032)	(4,527,032)
Accrued discount (premium)	(4,607)	—	(4,607)
Net transfers to (from) Level 3	(2,216,956)	—	(2,216,956)

Balance as of July 31, 2009	$2,434,748	$—	$2,434,748

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(573,600)	$—	$(573,600)

Securities Sold Short

The Portfolio may seek to hedge investments or increase total return through short sales of securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio may borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date or the Portfolio may sell a security to a forward date without borrowing the security. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as interest expense.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

19

Eaton Vance Tax-Managed Dividend Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.8%

Security	Shares	Value
Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	185,000	$5,057,900
Goldman Sachs Group, Inc.	80,000	13,064,000
Man Group PLC	3,000,000	13,864,929
Northern Trust Corp.	400,000	23,924,000

		$55,910,829

Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	75,000	$6,975,750

		$6,975,750

Commercial Banks — 1.1%
U.S. Bancorp	623,421	$12,724,023

		$12,724,023

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	350,000	$9,838,500

		$9,838,500

Communications Equipment — 0.8%
Telefonaktiebolaget LM Ericsson	1,000,000	$9,845,134

		$9,845,134

Computers & Peripherals — 2.0%
International Business Machines Corp.	200,000	$23,586,000

		$23,586,000

Construction Materials — 1.0%
Lafarge SA	160,000	$11,558,496

		$11,558,496

Diversified Telecommunication Services — 6.9%
AT&T, Inc.	660,625	$17,328,194
France Telecom SA	850,000	21,201,478
Hellenic Telecommunications Organization SA	700,000	10,968,253
Koninklijke KPN NV	1,000,000	15,040,993
Swisscom AG	38,000	12,483,914
Windstream Corp.	700,000	6,139,000

		$83,161,832

Electric Utilities — 7.0%
Edison International	200,000	$6,464,000
Enel SpA	4,800,000	26,084,723
Fortum Oyj	850,000	19,701,062
Iberdrola SA	1,000,000	8,573,771
Scottish and Southern Energy PLC	500,000	9,255,077
Terna Rete Elettrica Nazionale SPA	4,000,000	14,098,252

		$84,176,885

Electrical Equipment — 0.4%
ABB, Ltd.	250,000	$4,569,578

		$4,569,578

Energy Equipment & Services — 3.4%
Diamond Offshore Drilling, Inc.	310,000	$27,859,700
Schlumberger, Ltd.	250,000	13,375,000

		$41,234,700

1

Security	Shares	Value
Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	298,769	$14,902,598

		$14,902,598

Food Products — 3.4%
Nestle SA	1,000,000	$41,094,436

		$41,094,436

Gas Utilities — 2.2%
Enagas	300,000	$5,931,539
Gas Natural SDG SA	1,100,000	20,569,130

		$26,500,669

Hotels, Restaurants & Leisure — 2.7%
McDonald’s Corp.	590,000	$32,485,400

		$32,485,400

Household Products — 1.9%
Kimberly-Clark de Mexico SA de CV	2,600,000	$10,825,952
Procter & Gamble Co.	225,000	12,489,750

		$23,315,702

Insurance — 1.0%
Prudential Financial, Inc.	275,000	$12,174,250

		$12,174,250

IT Services — 1.3%
Indra Sistemas SA	650,000	$14,936,856

		$14,936,856

Metals & Mining — 3.5%
BHP Billiton, Ltd. ADR	150,000	$9,444,000
KGHM Polska Miedz SA	225,000	6,692,115
Southern Copper Corp.	600,000	15,456,000
Voestalpine AG	381,757	10,589,940

		$42,182,055

Multi-Utilities — 3.3%
CMS Energy Corp.	875,000	$11,322,500
GDF Suez	298,790	11,415,693
RWE AG	70,000	5,905,482
United Utilities Group PLC	1,400,000	10,539,363

		$39,183,038

Oil, Gas & Consumable Fuels — 10.4%
BP PLC ADR	580,000	$29,023,200
Chevron Corp.	327,000	22,716,690
ENI SpA	480,000	11,216,039
Exxon Mobil Corp.	500,000	35,195,000
Marathon Oil Corp.	400,000	12,900,000
Total SA	250,000	13,865,168

		$124,916,097

Personal Products — 0.7%
Avon Products, Inc.	240,000	$7,771,200

		$7,771,200

Pharmaceuticals — 9.3%
Abbott Laboratories	235,000	$10,572,650
Johnson & Johnson	650,000	39,578,500
Sanofi-Aventis SA	435,000	28,460,846
Schering-Plough Corp.	1,235,375	32,749,791

		$111,361,787

2

Security	Shares	Value
Road & Rail — 3.4%
Canadian National Railway Co.	570,000	$27,804,600
Union Pacific Corp.	230,000	13,229,600

		$41,034,200

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	875,000	$23,948,750

		$23,948,750

Specialty Retail — 1.8%
Home Depot, Inc.	843,696	$21,885,474

		$21,885,474

Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	125,000	$8,086,250

		$8,086,250

Tobacco — 1.8%
Philip Morris International, Inc.	450,000	$20,970,000

		$20,970,000

Water Utilities — 0.6%
Severn Trent PLC	420,000	$6,794,476

		$6,794,476

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	11,200,000	$23,027,146

		$23,027,146

Total Common Stocks (identified cost $863,115,962)		$980,152,111

Preferred Stocks — 15.4%

Security	Shares	Value
Capital Markets — 0.6%
Morgan Stanley, 4.00%(1)	440,000	$7,414,000

		$7,414,000

Commercial Banks — 6.7%
Abbey National Capital Trust I, 8.963%(1)	1,750	$1,389,432
BBVA International SA Unipersonal, 5.919%(1)	3,500	2,337,577
Credit Agricole SA/London, 6.637%(1)(2)	10,400	6,774,165
DB Capital Funding VIII, 6.375%	115,000	2,329,900
DB Contingent Capital Trust II, 6.55%	160,000	3,156,800
HSBC Capital Funding LP, 10.176%(1)(2)	3,250	3,555,009
JPMorgan Chase & Co., 7.90%(1)	16,000	15,575,232
Landsbanki Islands HF, 7.431%(1)(2)(3)	14,750	8,850
Lloyds Banking Group PLC, 6.657%(1)(2)	11,350	4,808,711
PNC Financial Services Group, Inc., Series F, 9.875%(1)	270,000	7,079,400
Royal Bank of Scotland Group PLC, 7.64%(1)	115	5,591,380
Santander Finance Unipersonal, 6.50%	525,000	11,576,250
Standard Chartered PLC, 6.409%(1)(2)	103	6,913,793
UBS Preferred Funding Trust I, 8.622%(1)	1,500	1,168,377
Wells Fargo & Co., 7.50%	2,900	2,435,884
Wells Fargo & Co., 7.98%(1)	5,850	5,244,051

		$79,944,811

Diversified Financial Services — 3.1%
Auction Pass-Through Trust 2006-5B – USB H, 0.00%(1)(2)	40	$1,000
Auction Pass-Through Trust 2006-6B – USB H, 0.00%(1)(2)	40	1,000
Bank of America Corp., 6.25%	95,000	1,643,500

3

Security	Shares	Value
Bank of America Corp., 6.70%	387,350	$7,243,445
CoBank, ACB, 11.00%(2)	300,000	14,145,450
Preferred Pass-Through Trust, 2006-A GS, Class A, 5.876%(1)(2)	70	13,915,958

		$36,950,353

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$845,516

		$845,516

Insurance — 3.8%
Aegon NV, 6.375%	205,000	$3,280,000
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,349,975
Arch Capital Group, Ltd., Series B, 7.875%	26,500	583,530
AXA SA, 6.463%(1)(2)	5,000	3,396,700
Endurance Specialty Holdings, Ltd., 7.75%	181,550	3,712,697
ING Capital Funding Trust III, 8.439%(1)	11,750	8,137,721
ING Groep NV, 8.50%	185,366	4,037,272
MetLife, Inc., 6.50%	350,000	8,015,000
PartnerRe, Ltd., 6.50%	52,000	1,133,080
PartnerRe, Ltd., 6.75%	139,700	3,185,160
RAM Holdings, Ltd., Series A, 7.50%(1)(4)	5,000	225,313
RenaissanceRe Holdings, Ltd., 6.08%	82,000	1,512,900
RenaissanceRe Holdings, Ltd., 6.60%	175,000	3,678,500

		$45,247,848

Oil, Gas & Consumable Fuels — 0.5%
Kinder Morgan GP, Inc., 8.33%(1)(2)	7,000	$6,457,938

		$6,457,938

Real Estate Investment Trusts (REITs) — 0.6%
AMB Property Corp., 6.75%	29,900	$570,940
Duke Realty Corp., 6.95%	120,000	2,048,400
Health Care Property, Inc., 7.10%	150,000	2,964,000
ProLogis Trust, 6.75%	55,000	954,250
PS Business Parks, Inc., 7.95%	26,000	586,040

		$7,123,630

Total Preferred Stocks (identified cost $241,668,484)		$183,984,096

Corporate Bonds & Notes — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.3%
Capital One Capital V, 10.25%, 8/15/39	$3,500	$3,569,636

		$3,569,636

Retail-Food and Drug — 1.0%
CVS Caremark Corp., 6.302%, 6/1/37(1)	$15,000	$11,556,930

		$11,556,930

Total Corporate Bonds & Notes (identified cost $15,894,447)		$15,126,566

4

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$6,499	$6,498,543

Total Short-Term Investments (identified cost $6,498,543)		$6,498,543

Total Investments — 99.0% (identified cost $1,127,177,436)		$1,185,761,316

Other Assets, Less Liabilities — 1.0%		$12,470,212

Net Assets — 100.0%		$1,198,231,528

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR -	American Depository Receipt

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $60,824,091 or 5.1% of the Fund’s net assets.

(3)	Defaulted security.

(4)	Non-income producing security.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $77,608.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	65.6%	$786,651,475
France	7.2	86,501,681
United Kingdom	5.3	63,480,991
Switzerland	4.9	58,147,928
Italy	4.3	51,399,014
Spain	4.2	50,011,296
Finland	1.6	19,701,062
Netherlands	1.3	15,040,993
Austria	0.9	10,589,940
Greece	0.9	10,968,253
Mexico	0.9	10,825,952
Sweden	0.8	9,845,134
Poland	0.6	6,692,115
Germany	0.5	5,905,482

Total Investments	99.0%	$1,185,761,316

The Fund did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,148,376,581

Gross unrealized appreciation	$105,658,569
Gross unrealized depreciation	(68,273,834)

Net unrealized appreciation	$37,384,735

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$62,457,124	$—		$—	$62,457,124
Consumer Staples	66,959,500	41,094,436		—	108,053,936
Energy	141,069,590	25,081,207		—	166,150,797
Financials	66,944,173	13,864,929		—	80,809,102
Health Care	82,900,941	28,460,846		—	111,361,787
Industrials	50,872,700	4,569,578			55,442,278
Information Technology	47,534,750	24,781,990		—	72,316,740
Materials	31,875,750	28,840,551		—	60,716,301
Telecommunication Services	23,467,194	82,721,784		—	106,188,978
Utilities	17,786,500	138,868,568		—	156,655,068

Total Common Stocks	$591,868,222	$388,283,889	*	$—	$980,152,111

Preferred Stocks
Consumer Staples	$—	$845,516		$—	$845,516
Energy	—	6,457,938		—	6,457,938
Financials	83,490,923	93,189,719		—	176,680,642

Total Preferred Stocks	$83,490,923	$100,493,173		$—	$183,984,096

Corporate Bonds & Notes	$—	$15,126,566		$—	$15,126,566

Short-Term Investments	$6,498,543	$—		$—	$6,498,543

Total Investments	$681,857,688	$503,903,628		$—	$1,185,761,316

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Tax-Managed International Equity Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $105,817,444 and the Fund owned 55.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Automobiles — 3.3%
Honda Motor Co., Ltd.	88,000	$2,814,185
Toyota Motor Corp.	81,500	3,420,826

		$6,235,011

Beverages — 6.1%
Central European Distribution Corp.(1)	55,000	$1,579,050
Diageo PLC	339,400	5,290,813
Fomento Economico Mexicano SA de C.V. ADR	119,400	4,608,840

		$11,478,703

Building Products — 0.9%
Wienerberger AG(1)	102,000	$1,697,884

		$1,697,884

Chemicals — 1.7%
Agrium, Inc.	70,000	$3,233,300

		$3,233,300

Commercial Banks — 12.7%
Banco Santander Central Hispano SA	525,000	$7,602,547
Barclays PLC	445,000	2,261,916
BOC Hong Kong Holdings, Ltd.	1,123,000	2,378,632
DBS Group Holdings, Ltd.	493,000	4,755,473
Intesa Sanpaolo SpA(1)	522,000	1,941,008
KBC Groep N.V.(1)	43,200	919,699
Mitsubishi UFJ Financial Group, Inc.	359,000	2,192,475
National Bank of Greece SA(1)	67,200	1,957,569

		$24,009,319

Communications Equipment — 0.6%
Nokia Oyj	90,000	$1,210,182

		$1,210,182

Construction & Engineering — 0.8%
Vinci SA	29,000	$1,476,024

		$1,476,024

Diversified Telecommunication Services — 6.3%
France Telecom SA ADR	160,500	$4,081,515
Koninklijke KPN N.V.	153,200	2,304,280
Telefonica SA	224,100	5,575,568

		$11,961,363

Electric Utilities — 2.0%
E.ON AG	58,020	$2,192,207
Scottish and Southern Energy PLC	90,000	1,665,914

		$3,858,121

Electrical Equipment — 1.4%
ABB, Ltd. ADR	140,900	$2,575,652

		$2,575,652

Electronic Equipment, Instruments & Components — 2.3%
FUJIFILM Holdings Corp.	81,000	$2,604,368
Hon Hai Precision Industry Co., Ltd.	529,000	1,826,494

		$4,430,862

1

Security	Shares	Value
Food Products — 6.7%
Cosan, Ltd., Class A(1)	181,100	$1,216,992
Nestle SA	195,000	8,013,415
Unilever PLC	133,000	3,505,728

		$12,736,135

Hotels, Restaurants & Leisure — 0.5%
Carnival PLC	33,200	$962,672

		$962,672

Household Durables — 1.7%
Desarrolladora Homex SA de C.V. ADR(1)	57,200	$2,015,156
LG Electronics, Inc.	11,000	1,157,996

		$3,173,152

Industrial Conglomerates — 2.2%
Keppel Corp., Ltd.	714,700	$4,162,246

		$4,162,246

Insurance — 7.2%
Aegon NV	501,800	$3,670,420
Aviva PLC	156,700	914,754
AXA SA	152,900	3,227,468
Muenchener Rueckversicherungs-Gesellschaft AG	14,800	2,239,891
Tokio Marine Holdings, Inc.	56,100	1,617,143
Zurich Financial Services AG	10,300	2,022,693

		$13,692,369

IT Services — 0.0%
Companhia Brasileira de Meios de Pagamento(1)	7,800	$74,833

		$74,833

Media — 0.7%
Central European Media Enterprises, Ltd., Class A(1)	64,600	$1,364,352

		$1,364,352

Metals & Mining — 4.1%
Anglo American PLC ADR	127,400	$2,053,688
Sterlite Industries India, Ltd. ADR	256,700	3,401,275
Vale SA ADR	135,900	2,337,480

		$7,792,443

Multi-Utilities — 4.2%
National Grid PLC	451,300	$4,209,857
RWE AG	45,000	3,796,381

		$8,006,238

Multiline Retail — 0.5%
Marks & Spencer Group PLC	165,000	$954,614

		$954,614

Office Electronics — 1.6%
Canon, Inc.	52,000	$1,927,416
Neopost SA	12,000	1,022,013

		$2,949,429

Oil, Gas & Consumable Fuels — 8.6%
ENI SpA	75,000	$1,752,506
LUKOIL OAO ADR	35,600	1,780,000
OMV AG	23,800	944,387
Petroleo Brasileiro SA ADR	147,000	4,953,900
Total SA	125,000	6,932,584

		$16,363,377

2

Security	Shares	Value
Pharmaceuticals — 11.4%
AstraZeneca PLC ADR	85,000	$3,947,400
GlaxoSmithKline PLC ADR	84,700	3,243,163
Novartis AG	141,200	6,451,355
Roche Holding AG	14,400	2,270,115
Sanofi-Aventis	71,800	4,688,465
Shionogi & Co., Ltd.	54,000	1,109,440

		$21,709,938

Road & Rail — 0.6%
All America Latina Logistica SA (Units)	165,000	$1,041,779

		$1,041,779

Software — 1.3%
Nintendo Co., Ltd.	9,500	$2,552,401

		$2,552,401

Specialty Retail — 0.5%
Kingfisher PLC	270,000	$959,548

		$959,548

Tobacco — 4.1%
British American Tobacco PLC	217,000	$6,735,566
Japan Tobacco, Inc.	330	953,620

		$7,689,186

Trading Companies & Distributors — 2.6%
Mitsui & Co., Ltd.	396,000	$4,934,173

		$4,934,173

Wireless Telecommunication Services — 2.9%
MTN Group, Ltd.	102,000	$1,678,684
Turkcell Iletisim Hizmetleri AS ADR	240,000	3,787,200

		$5,465,884

Total Common Stocks (identified cost $168,524,651)		$188,751,190

Total Investments — 99.5% (identified cost $168,524,651)		$188,751,190

Other Assets, Less Liabilities — 0.5%		$879,255

Net Assets — 100.0%		$189,630,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	19.5%	$36,705,633
Japan	12.7	24,126,047
France	11.4	21,428,069
Switzerland	11.3	21,333,230
Spain	6.9	13,178,115
Brazil	5.0	9,624,984
Singapore	4.7	8,917,719
Germany	4.3	8,228,479
Mexico	3.5	6,623,996
Netherlands	3.1	5,974,700
Turkey	2.0	3,787,200
Italy	1.9	3,693,514
India	1.8	3,401,275
Canada	1.7	3,233,300
Austria	1.4	2,642,271
Hong Kong	1.3	2,378,632
Greece	1.0	1,957,569
Taiwan	0.9	1,826,494
Russia	0.9	1,780,000
South Africa	0.9	1,678,684
Poland	0.9	1,579,050
Czech Republic	0.7	1,364,352
Finland	0.6	1,210,182
South Korea	0.6	1,157,996
Belgium	0.5	919,699

Total Investments	99.5%	$188,751,190

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$169,068,327

Gross unrealized appreciation	$30,132,681
Gross unrealized depreciation	(10,449,818)

Net unrealized appreciation	$19,682,863

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Assets Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$3,379,508	$10,269,841		$—	$13,649,349
Consumer Staples	7,404,882	24,499,142		—	31,904,024
Energy	6,733,900	9,629,477		—	16,363,377
Financials	—	37,701,688		—	37,701,688
Health Care	7,190,563	14,519,375		—	21,709,938
Industrials	3,617,431	12,270,327		—	15,887,758
Information Technology	74,833	11,142,874		—	11,217,707
Materials	11,025,743	—		—	11,025,743
Telecommunication Services	7,868,715	9,558,532		—	17,427,247
Utilities	—	11,864,359		—	11,864,359

Total Common Stocks	$47,295,575	$141,455,615		$—	$188,751,190

Total Investments	$47,295,575	$141,455,615	*	$—	$188,751,190

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $31,664,777 and the Fund owned 46.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	12,200	$665,266

		$665,266

Auto Components — 1.6%
BorgWarner, Inc.	33,000	$1,095,270

		$1,095,270

Capital Markets — 6.8%
Affiliated Managers Group, Inc.(1)	35,000	$2,310,700
Greenhill & Co., Inc.	7,000	527,240
Jefferies Group, Inc.(1)	43,000	982,980
SEI Investments Co.	40,000	756,000

		$4,576,920

Chemicals — 2.5%
Albemarle Corp.	31,200	$926,952
RPM International, Inc.	46,000	734,160

		$1,661,112

Commercial Banks — 2.8%
City National Corp.	24,000	$946,560
TCF Financial Corp.	65,000	919,100

		$1,865,660

Communications Equipment — 1.4%
F5 Networks, Inc.(1)	25,000	$928,000

		$928,000

Computers & Peripherals — 1.0%
Diebold, Inc.	25,000	$693,000

		$693,000

Construction & Engineering — 1.2%
Jacobs Engineering Group, Inc.(1)	20,000	$819,600

		$819,600

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	6,000	$516,420

		$516,420

Containers & Packaging — 2.2%
Sonoco Products Co.	56,000	$1,482,880

		$1,482,880

Diversified Consumer Services — 1.6%
Matthews International Corp., Class A	35,000	$1,094,100

		$1,094,100

Electric Utilities — 1.2%
DPL, Inc.	33,300	$797,535

		$797,535

Electrical Equipment — 1.9%
AMETEK, Inc.	40,000	$1,294,400

		$1,294,400

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	25,600	$853,760
FLIR Systems, Inc.(1)	25,000	537,250
National Instruments Corp.	32,000	807,040

		$2,198,050

Energy Equipment & Services — 4.2%
FMC Technologies, Inc.(1)	30,000	$1,305,000
Oceaneering International, Inc.(1)	30,000	1,527,600

		$2,832,600

Food & Staples Retailing — 1.0%
Ruddick Corp.	30,000	$705,000

		$705,000

Food Products — 0.8%
Hormel Foods Corp.	15,000	$538,650

		$538,650

Gas Utilities — 3.3%
AGL Resources, Inc.	24,100	$810,242
National Fuel Gas Co.	35,000	1,420,300

		$2,230,542

Health Care Equipment & Supplies — 6.1%
Bard (C.R.), Inc.	7,800	$573,846
Beckman Coulter, Inc.	18,400	1,159,016
DENTSPLY International, Inc.	44,800	1,494,080
Varian Medical Systems, Inc.(1)	26,000	917,020

		$4,143,962

Health Care Providers & Services — 1.9%
Henry Schein, Inc.(1)	25,000	$1,284,500

		$1,284,500

Hotels, Restaurants & Leisure — 0.9%
Sonic Corp.(1)	57,400	$633,122

		$633,122

Household Durables — 1.3%
Mohawk Industries, Inc.(1)	16,700	$861,386

		$861,386

Household Products — 1.2%
Church & Dwight Co., Inc.	14,000	$825,720

		$825,720

Insurance — 3.4%
Brown and Brown, Inc.	27,000	$517,860
HCC Insurance Holdings, Inc.	34,000	853,400
Markel Corp.(1)	3,000	946,710

		$2,317,970

IT Services — 1.2%
Fiserv, Inc.(1)	17,800	$843,898

		$843,898

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	14,000	$1,084,160
Mettler-Toledo International, Inc.(1)	16,000	1,344,960

		$2,429,120

2

Security	Shares	Value
Machinery — 6.9%
Donaldson Co., Inc.	40,000	$1,520,400
Graco, Inc.	38,000	940,120
IDEX Corp.	55,000	1,500,400
Valmont Industries, Inc.	10,000	718,200

		$4,679,120

Media — 2.5%
John Wiley & Sons, Inc., Class A	25,000	$797,250
Morningstar, Inc.(1)	20,000	885,800

		$1,683,050

Metals & Mining — 2.0%
Commercial Metals Co.	80,000	$1,323,200

		$1,323,200

Multi-Utilities — 1.7%
OGE Energy Corp.	38,300	$1,152,830

		$1,152,830

Multiline Retail — 2.0%
Dollar Tree, Inc.(1)	29,000	$1,337,480

		$1,337,480

Oil, Gas & Consumable Fuels — 3.8%
Denbury Resources, Inc.(1)	57,000	$946,200
Newfield Exploration Co.(1)	41,000	1,612,530

		$2,558,730

Personal Products — 0.9%
Alberto-Culver Co.	25,000	$640,500

		$640,500

Professional Services — 1.2%
FTI Consulting, Inc.(1)	15,000	$816,450

		$816,450

Real Estate Investment Trusts (REITs) — 4.0%
Health Care REIT, Inc.	35,000	$1,402,100
Rayonier, Inc.	34,000	1,325,660

		$2,727,760

Road & Rail — 1.4%
Landstar System, Inc.	25,000	$917,000

		$917,000

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	46,050	$1,240,127

		$1,240,127

Software — 5.6%
ANSYS, Inc.(1)	41,200	$1,287,912
Fair Isaac Corp.	59,000	1,132,210
Jack Henry & Associates, Inc.	62,500	1,341,875

		$3,761,997

Specialty Retail — 5.1%
GameStop Corp., Class A(1)	30,000	$656,700
O’Reilly Automotive, Inc.(1)	33,000	1,341,780
Ross Stores, Inc.	33,500	1,477,015

		$3,475,495

3

Security	Shares	Value
Tobacco — 1.1%
Universal Corp., VA	19,000	$723,330

		$723,330

Trading Companies & Distributors — 0.9%
Fastenal Co.	17,000	$604,690

		$604,690

Total Common Stocks (identified cost $57,251,302)		$66,976,442

Total Investments — 99.0% (identified cost $57,251,302)		$66,976,442

Other Assets, Less Liabilities — 1.0%		$668,959

Net Assets — 100.0%		$67,645,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

4

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,314,729

Gross unrealized appreciation	$11,611,381
Gross unrealized depreciation	(1,949,668)

Net unrealized appreciation	$9,661,713

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$66,976,442	$—	$—	$66,976,442

Total Investments	$66,976,442	$—	$—	$66,976,442

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $72,070,755 and the Fund owned 55.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)(1)	103,600	$1,763,272

		$1,763,272

Automobiles — 0.0%
Harley-Davidson, Inc.	100	$2,260

		$2,260

Beverages — 0.0%
Central European Distribution Corp.(1)	100	$2,871
Heckmann Corp.(1)	63	227

		$3,098

Biotechnology — 0.9%
Genzyme Corp.(1)	23,030	$1,195,027

		$1,195,027

Building Products — 3.0%
Lennox International, Inc.	15,000	$522,750
Owens Corning, Inc.(1)	182,000	3,345,160
USG Corp.(1)	500	7,070

		$3,874,980

Capital Markets — 3.1%
Aberdeen Asset Management PLC	70,620	$146,949
Affiliated Managers Group, Inc.(1)	23,205	1,531,994
Goldman Sachs Group, Inc.	7,700	1,257,410
Morgan Stanley	41,000	1,168,500

		$4,104,853

Chemicals — 2.1%
Celanese Corp., Class A	71,000	$1,824,700
Potash Corp. of Saskatchewan, Inc.	3	279
Solutia, Inc.(1)	100,000	894,000

		$2,718,979

Commercial Banks — 2.9%
SVB Financial Group(1)	13,300	$468,825
Wells Fargo & Co.	138,000	3,375,480

		$3,844,305

Commercial Services & Supplies — 0.9%
Copart, Inc.(1)	32,000	$1,129,920

		$1,129,920

Communications Equipment — 3.1%
Brocade Communications Systems, Inc.(1)	399,100	$3,136,926
Polycom, Inc.(1)	500	11,875
Research In Motion, Ltd.(1)	12,100	919,600
Riverbed Technology, Inc.(1)	1,000	20,010

		$4,088,411

Computers & Peripherals — 0.9%
3PAR, Inc.(1)	121,000	$1,160,390
Apple, Inc.(1)	10	1,634
Synaptics, Inc.(1)	150	3,595

		$1,165,619

1

Security	Shares	Value
Construction & Engineering — 0.1%
KBR, Inc.	1,000	$21,190
Tutor Perini Corp.(1)	3,539	65,295

		$86,485

Consumer Finance — 3.9%
Discover Financial Services	313,000	$3,718,440
SLM Corp.(1)	146,173	1,299,478

		$5,017,918

Diversified Consumer Services — 4.4%
Apollo Group, Inc., Class A(1)	49,900	$3,445,096
Capella Education Co.(1)	100	6,436
Corinthian Colleges, Inc.(1)	145,000	2,238,800

		$5,690,332

Diversified Financial Services — 0.8%
IntercontinentalExchange, Inc.(1)	100	$9,406
JPMorgan Chase & Co.	28,000	1,082,200

		$1,091,606

Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$103

		$103

Electrical Equipment — 1.8%
GrafTech International, Ltd.(1)	172,000	$2,361,560
Vestas Wind Systems A/S(1)	33	2,323

		$2,363,883

Electronic Equipment, Instruments & Components — 0.1%
IPG Photonics Corp.(1)	100	$1,073
Itron, Inc.(1)	3,200	166,944

		$168,017

Energy Equipment & Services — 1.4%
Nabors Industries, Ltd.(1)	46,000	$782,920
Patterson-UTI Energy, Inc.	58,000	800,980
Pride International, Inc.(1)	11,176	280,182

		$1,864,082

Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$2,674

		$2,674

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)	26,000	$635,700
Thoratec Corp.(1)	25	628

		$636,328

Health Care Providers & Services — 3.7%
CIGNA Corp.	122,000	$3,464,800
Express Scripts, Inc.(1)	12,000	840,480
Health Management Associates, Inc., Class A(1)	79,000	476,370
Henry Schein, Inc.(1)	1,000	51,380

		$4,833,030

Hotels, Restaurants & Leisure — 2.6%
Bally Technologies, Inc.(1)	18,000	$651,780
Scientific Games Corp., Class A(1)	152,000	2,739,040
Starbucks Corp.(1)	500	8,850

		$3,399,670

2

Security	Shares	Value
Household Durables — 2.8%
Mohawk Industries, Inc.(1)	14,300	$737,594
Tempur-Pedic International, Inc.	105,000	1,557,150
Whirlpool Corp.	24,300	1,387,287

		$3,682,031

Household Products — 0.5%
Church & Dwight Co., Inc.	10,500	$619,290

		$619,290

Insurance — 4.2%
Admiral Group PLC	42,000	$672,016
Allied World Assurance Holdings, Ltd.	60,000	2,607,600
Fairfax Financial Holdings, Ltd.	2,600	794,014
Progressive Corp.(1)	400	6,232
Prudential Financial, Inc.	31,498	1,394,416

		$5,474,278

Internet & Catalog Retail — 3.1%
HSN, Inc.(1)	100	$1,013
Netflix, Inc.(1)	28,100	1,234,714
Priceline.com, Inc.(1)	22,140	2,869,787

		$4,105,514

Internet Software & Services — 0.8%
DealerTrack Holdings, Inc.(1)	1,000	$19,830
Move, Inc.(1)	1,013	2,705
Yahoo! Inc.(1)	70,000	1,002,400

		$1,024,935

IT Services — 4.6%
Accenture, Ltd., Class A	39,000	$1,367,730
Alliance Data Systems Corp.(1)	13,500	688,500
Euronet Worldwide, Inc.(1)	23,000	483,920
MasterCard, Inc., Class A	10,000	1,940,300
Western Union Co.	67,000	1,171,160
Wright Express Corp.(1)	10,000	282,800

		$5,934,410

Machinery — 0.9%
Duoyuan Global Water, Inc. ADR(1)	40,236	$1,205,068
Hansen Transmissions International NV(1)	500	1,128

		$1,206,196

Media — 3.5%
Arbitron, Inc.	70,435	$1,146,682
Liberty Entertainment, Series A(1)	120,000	3,356,400

		$4,503,082

Metals & Mining — 3.9%
Gammon Gold, Inc.(1)	259,000	$1,807,820
Schnitzer Steel Industries, Inc.	500	26,885
Silver Wheaton Corp.(1)	1,000	9,180
Thompson Creek Metals Co., Inc.(1)	47,000	685,857
Walter Energy, Inc.	53,000	2,616,080

		$5,145,822

Multiline Retail — 0.9%
Big Lots, Inc.(1)	52,100	$1,200,384

		$1,200,384

Oil, Gas & Consumable Fuels — 8.0%
Brigham Exploration Co.(1)	334,211	$1,630,950
Centennial Coal Co., Ltd.	2,000	5,010

3

Security	Shares	Value
Chesapeake Energy Corp.	58,000	$1,243,520
Continental Resources, Inc.(1)	1,000	33,830
Massey Energy Co.	101,000	2,686,600
Newfield Exploration Co.(1)	18,500	727,605
Patriot Coal Corp.(1)	500	4,185
Petrohawk Energy Corp.(1)	73,100	1,774,868
Petroleo Brasileiro SA ADR	1,000	41,240
Uranium One, Inc.(1)	838,000	2,240,371

		$10,388,179

Personal Products — 1.2%
Avon Products, Inc.	47,000	$1,521,860
Bare Escentuals, Inc.(1)	1,000	8,860
Herbalife, Ltd.	86	2,959

		$1,533,679

Pharmaceuticals — 3.1%
Abbott Laboratories	100	$4,499
Biovail Corp.	85,000	1,138,150
King Pharmaceuticals, Inc.(1)	125,000	1,133,750
Perrigo Co.	14,000	379,960
Teva Pharmaceutical Industries, Ltd. ADR	25,000	1,333,500

		$3,989,859

Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	123	$2,073
Chimera Investment Corp.	144,552	517,496

		$519,569

Road & Rail — 1.2%
Kansas City Southern(1)	77,000	$1,563,870

		$1,563,870

Semiconductors & Semiconductor Equipment — 7.9%
Atheros Communications, Inc.(1)	77,600	$1,940,000
Cavium Networks, Inc.(1)	100	1,887
Cirrus Logic, Inc.(1)	232,000	1,248,160
NVIDIA Corp.(1)	203,500	2,631,255
ON Semiconductor Corp.(1)	396,859	2,897,071
Tessera Technologies, Inc.(1)	58,000	1,629,220
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,602

		$10,349,195

Software — 1.9%
Ariba, Inc.(1)	1,000	$10,510
Check Point Software Technologies, Ltd.(1)	75,500	2,015,095
Concur Technologies, Inc.(1)	100	3,449
Rosetta Stone, Inc.(1)	12,889	395,563

		$2,424,617

Specialty Retail — 4.3%
Advance Auto Parts, Inc.	64,085	$2,962,650
Best Buy Co., Inc.	62,600	2,339,362
CarMax, Inc.(1)	500	8,065
Children’s Place Retail Stores, Inc. (The)(1)	10,500	344,085
Jo-Ann Stores, Inc.(1)	100	2,330

		$5,656,492

Textiles, Apparel & Luxury Goods — 4.5%
Gildan Activewear, Inc.(1)	262,400	$4,361,088
Hanesbrands, Inc.(1)	74,000	1,472,600

		$5,833,688

4

Security	Shares	Value
Wireless Telecommunication Services — 2.5%
Crown Castle International Corp.(1)	113,000	$3,247,620

		$3,247,620

Total Common Stocks (identified cost $96,033,895)		$127,447,562

Investment Funds — 1.1%

Security	Shares	Value
Capital Markets — 1.1%
The India Fund, Inc.	1,000	$31,100
MidCap SPDR Trust, Series 1	12,121	1,382,279

		$1,413,379

Total Investment Funds (identified cost $1,307,089)		$1,413,379

Rights — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
The India Fund, Inc., Exp. 8/14/09(1)	1,000	$518

Total Rights (identified cost $0)		$518

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$2,974	$2,974,160

Total Short-Term Investments (identified cost $2,974,160)		$2,974,160

Total Investments — 101.2% (identified cost $100,315,144)		$131,835,619

Other Assets, Less Liabilities — (1.2)%		$(1,569,524)

Net Assets — 100.0%		$130,266,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio and securities lending income earned (excluding loan rebate fees) from investments in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment, for the fiscal year to date ended July 31, 2009 were $15,234 and $201,004, respectively.

5

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,546,789

Gross unrealized appreciation	$29,744,944
Gross unrealized depreciation	(1,456,114)

Net unrealized appreciation	$28,288,830

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Capital Markets	$3,957,904	$146,949		$—	$4,104,853
Electrical Equipment	2,361,560	2,323		—	2,363,883
Insurance	4,802,262	672,016		—	5,474,278
Machinery	1,205,068	1,128		—	1,206,196
Oil, Gas & Consumable Fuels	10,383,169	5,010		—	10,388,179
Others	103,910,173	—		—	103,910,173

Total Common Stocks	$126,620,136	$827,426	*	$—	$127,447,562
Investment Funds	1,413,379	—		—	1,413,379
Rights	518	—		—	518
Short-Term Investments	2,974,160	—		—	2,974,160

Total Investments	$131,008,193	$827,426		$—	$131,835,619

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed Small-Cap Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $113,075,793 and the Fund owned 72.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 3.3%
Alliant Techsystems, Inc.(1)	27,060	$2,130,163
Axsys Technologies, Inc.(1)	56,080	3,009,814

		$5,139,977

Air Freight & Logistics — 0.3%
Hub Group, Inc., Class A(1)	19,090	$410,244

		$410,244

Beverages — 0.4%
Central European Distribution Corp.(1)	19,590	$562,429

		$562,429

Capital Markets — 4.5%
Affiliated Managers Group, Inc.(1)	42,590	$2,811,792
Duff & Phelps Corp., Class A	65,310	1,184,070
Lazard, Ltd., Class A	82,650	3,057,224

		$7,053,086

Chemicals — 2.9%
Calgon Carbon Corp.(1)	173,140	$2,193,684
Terra Industries, Inc.	83,130	2,424,071

		$4,617,755

Commercial Banks — 0.4%
Iberiabank Corp.	7,040	$329,754
Sterling Bancshares, Inc.	36,770	296,734

		$626,488

Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	18,930	$987,578

		$987,578

Communications Equipment — 2.2%
Brocade Communications Systems, Inc.(1)	440,360	$3,461,230

		$3,461,230

Computers & Peripherals — 2.1%
Stratasys, Inc.(1)	209,045	$3,298,730

		$3,298,730

Construction & Engineering — 3.4%
Foster Wheeler AG(1)	105,230	$2,430,813
Shaw Group, Inc. (The)(1)	26,590	782,810
Tutor Perini Corp.(1)	112,970	2,084,296

		$5,297,919

Distributors — 1.5%
LKQ Corp.(1)	133,430	$2,393,734

		$2,393,734

Electronic Equipment, Instruments & Components — 3.0%
FLIR Systems, Inc.(1)	100,640	$2,162,754
National Instruments Corp.	102,830	2,593,372

		$4,756,126

1

Security	Shares	Value
Energy Equipment & Services — 3.1%
CARBO Ceramics, Inc.	59,400	$2,476,386
Dril-Quip, Inc.(1)	55,930	2,365,280

		$4,841,666

Food Products — 3.3%
Corn Products International, Inc.	91,410	$2,559,480
Ralcorp Holdings, Inc.(1)	40,930	2,599,464

		$5,158,944

Health Care Equipment & Supplies — 5.9%
IDEXX Laboratories, Inc.(1)	49,940	$2,488,011
ResMed, Inc.(1)	55,435	2,272,835
West Pharmaceutical Services, Inc.	67,270	2,455,355
Wright Medical Group, Inc.(1)	144,790	2,015,477

		$9,231,678

Health Care Providers & Services — 1.5%
VCA Antech, Inc.(1)	91,780	$2,347,732

		$2,347,732

Hotels, Restaurants & Leisure — 3.7%
Bally Technologies, Inc.(1)	43,760	$1,584,549
Jack in the Box, Inc.(1)	67,580	1,425,938
Scientific Games Corp., Class A(1)	153,840	2,772,197

		$5,782,684

Household Products — 2.1%
Church & Dwight Co., Inc.	57,440	$3,387,811

		$3,387,811

Insurance — 3.2%
HCC Insurance Holdings, Inc.	93,440	$2,345,344
Markel Corp.(1)	8,400	2,650,788

		$4,996,132

IT Services — 4.3%
Euronet Worldwide, Inc.(1)	192,720	$4,054,829
Mantech International Corp.(1)	51,500	2,744,950

		$6,799,779

Machinery — 0.8%
Bucyrus International, Inc.	42,840	$1,262,923

		$1,262,923

Media — 0.7%
Arbitron, Inc.	66,240	$1,078,387

		$1,078,387

Metals & Mining — 4.0%
IAMGOLD Corp.	267,220	$2,821,843
Walter Energy, Inc.	71,380	3,523,317

		$6,345,160

Multi-Utilities — 1.4%
CMS Energy Corp.	174,570	$2,258,936

		$2,258,936

Multiline Retail — 2.8%
Big Lots, Inc.(1)	106,540	$2,454,681
Dollar Tree, Inc.(1)	40,990	1,890,459

		$4,345,140

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.5%
Arch Coal, Inc.	105,960	$1,844,764
Brigham Exploration Co.(1)	300,000	1,464,000
Cabot Oil & Gas Corp.	54,530	1,915,639
Petrohawk Energy Corp.(1)	140,880	3,420,566
Pioneer Natural Resources Co.	43,360	1,237,928
Range Resources Corp.	41,535	1,927,639

		$11,810,536

Personal Products — 3.5%
Chattem, Inc.(1)	41,710	$2,613,966
Mead Johnson Nutrition Co., Class A	79,590	2,897,872

		$5,511,838

Pharmaceuticals — 1.6%
Perrigo Co.	90,610	$2,459,155

		$2,459,155

Professional Services — 3.0%
FTI Consulting, Inc.(1)	42,700	$2,324,161
Robert Half International, Inc.	97,710	2,422,231

		$4,746,392

Road & Rail — 2.6%
Genesee & Wyoming, Inc., Class A(1)	42,430	$1,157,915
Kansas City Southern(1)	144,210	2,928,905

		$4,086,820

Semiconductors & Semiconductor Equipment — 6.7%
Atheros Communications, Inc.(1)	120,700	$3,017,500
Cirrus Logic, Inc.(1)	144,810	779,078
Micron Technology, Inc.(1)	153,460	980,609
ON Semiconductor Corp.(1)	439,540	3,208,642
Tessera Technologies, Inc.(1)	46,370	1,302,533
Varian Semiconductor Equipment Associates, Inc.(1)	39,600	1,268,784

		$10,557,146

Software — 4.2%
Rosetta Stone, Inc.(1)	42,056	$1,290,699
Sybase, Inc.(1)	83,229	2,979,598
Synopsys, Inc.(1)	118,530	2,368,229

		$6,638,526

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	65,830	$3,043,321
Hibbett Sports, Inc.(1)	65,360	1,203,278
Jo-Ann Stores, Inc.(1)	58,140	1,354,662

		$5,601,261

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands, Inc.(1)	154,163	$3,067,844

		$3,067,844

Trading Companies & Distributors — 1.3%
GATX Corp.	79,124	$1,995,507

		$1,995,507

Total Common Stocks (identified cost $132,979,722)		$152,917,293

3

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$28,000

		$28,000

Total Private Placements (identified cost $80,000)		$28,000

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

		$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 2.7%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(4)	$4,194	$4,193,633

Total Short-Term Investments (identified cost $4,193,633)		$4,193,633

Total Investments — 100.1% (identified cost $137,733,355)		$157,228,926

Other Assets, Less Liabilities — (0.1)%		$(138,143)

Net Assets — 100.0%		$157,090,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $17,341.

4

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,372,517

Gross unrealized appreciation	$23,836,658
Gross unrealized depreciation	(4,980,249)

Net unrealized appreciation	$18,856,409

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$28,000

			$80,000	$28,000

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities			$560,000	$118,000

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$152,917,293	$—	$—	$152,917,293
Private Placements	—	—	28,000	28,000
Special Warrants	—	—	90,000	90,000
Short-Term Investments	4,193,633	—	—	4,193,633

Total Investments	$157,110,926	$—	$118,000	$157,228,926

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

5

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of October 31, 2008	$236,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(118,000)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of July 31, 2009	$118,000

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(118,000)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $30,273,811 and the Fund owned 47.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.1%

Security	Shares	Value
Auto Components — 2.5%
BorgWarner, Inc.	47,300	$1,569,887

		$1,569,887

Chemicals — 2.6%
RPM International, Inc.	104,600	$1,669,416

		$1,669,416

Commercial Banks — 6.6%
Glacier Bancorp, Inc.	67,500	$1,050,975
Prosperity Bancshares, Inc.	49,200	1,648,692
Trustmark Corp.	77,500	1,542,250

		$4,241,917

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	26,700	$724,905

		$724,905

Communications Equipment — 3.8%
Brocade Communications Systems, Inc.(1)	154,100	$1,211,226
NETGEAR, Inc.(1)	71,500	1,216,215

		$2,427,441

Containers & Packaging — 2.4%
AptarGroup, Inc.	44,200	$1,543,464

		$1,543,464

Electric Utilities — 4.8%
Cleco Corp.	51,900	$1,229,511
Portland General Electric Co.	37,900	721,237
Westar Energy, Inc.	57,800	1,136,926

		$3,087,674

Electrical Equipment — 4.3%
A.O. Smith Corp.	46,600	$1,819,264
General Cable Corp.(1)	24,500	949,865

		$2,769,129

Energy Equipment & Services — 5.0%
Bristow Group, Inc.(1)	44,200	$1,463,020
Exterran Holdings, Inc.(1)	24,000	417,360
Oil States International, Inc.(1)	49,400	1,339,728

		$3,220,108

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc.(1)	38,800	$1,293,980

		$1,293,980

Food Products — 0.5%
TreeHouse Foods, Inc.(1)	10,200	$330,990

		$330,990

Gas Utilities — 2.3%
Piedmont Natural Gas Co., Inc.	59,100	$1,455,042

		$1,455,042

1

Security	Shares	Value
Health Care Equipment & Supplies — 4.4%
Teleflex, Inc.	30,300	$1,453,188
West Pharmaceutical Services, Inc.	38,100	1,390,650

		$2,843,838

Health Care Providers & Services — 2.9%
Owens & Minor, Inc.	42,400	$1,878,320

		$1,878,320

Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc.(1)	57,300	$1,209,030

		$1,209,030

Household Durables — 2.7%
Tupperware Brands Corp.	50,900	$1,734,163

		$1,734,163

Household Products — 2.0%
Church & Dwight Co., Inc.	21,800	$1,285,764

		$1,285,764

Insurance — 4.2%
Aspen Insurance Holdings, Ltd.	33,400	$830,658
IPC Holdings, Ltd.	65,100	1,883,994

		$2,714,652

IT Services — 3.9%
MAXIMUS, Inc.	35,000	$1,491,700
Perot Systems Corp., Class A(1)	61,800	987,564

		$2,479,264

Life Sciences Tools & Services — 2.7%
Mettler-Toledo International, Inc.(1)	20,600	$1,731,636

		$1,731,636

Machinery — 11.2%
Barnes Group, Inc.	78,300	$1,101,681
Crane Co.	35,300	749,066
Gardner Denver, Inc.(1)	44,600	1,301,874
Lincoln Electric Holdings, Inc.	18,500	784,030
Nordson Corp.	35,400	1,589,460
Timken Co. (The)	19,900	405,562
Trinity Industries, Inc.	11,500	160,540
Wabtec Corp.	33,000	1,110,450

		$7,202,663

Metals & Mining — 1.8%
Walter Energy, Inc.	24,000	$1,184,640

		$1,184,640

Personal Products — 1.8%
Chattem, Inc.(1)	17,950	$1,124,927

		$1,124,927

Professional Services — 1.7%
Watson Wyatt Worldwide, Inc.	28,300	$1,056,722

		$1,056,722

Road & Rail — 0.9%
Genesee & Wyoming, Inc., Class A(1)	21,900	$597,651

		$597,651

2

Security	Shares	Value
Software — 0.7%
JDA Software Group, Inc.(1)	20,600	$424,566

		$424,566

Specialty Retail — 2.9%
Children’s Place Retail Stores, Inc., (The)(1)	18,000	$589,860
Dick’s Sporting Goods, Inc.(1)	62,700	1,244,595

		$1,834,455

Textiles, Apparel & Luxury Goods — 3.7%
Carter’s, Inc.(1)	54,800	$1,553,032
Hanesbrands, Inc.(1)	39,500	786,050

		$2,339,082

Thrifts & Mortgage Finance — 3.8%
First Niagara Financial Group, Inc.	101,100	$1,329,465
Washington Federal, Inc.	78,300	1,090,719

		$2,420,184

Total Common Stocks (identified cost $47,866,968)		$58,395,510

Total Investments — 91.1% (identified cost $47,866,968)		$58,395,510

Other Assets, Less Liabilities — 8.9%		$5,671,935

Net Assets — 100.0%		$64,067,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,275,835

Gross unrealized appreciation	$11,351,062
Gross unrealized depreciation	(1,231,387)

Net unrealized appreciation	$10,119,675

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$58,395,510	$—	$—	$58,395,510

Total Investments	$58,395,510	$—	$—	$58,395,510

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Value Fund as of July 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $1,500,705,372 and the Fund owned 93.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 4.1%
General Dynamics Corp.	400,000	$22,156,000
Lockheed Martin Corp.	250,000	18,690,000
United Technologies Corp.	450,000	24,511,500

		$65,357,500

Beverages — 1.4%
PepsiCo, Inc.	400,000	$22,700,000

		$22,700,000

Biotechnology — 0.8%
Amgen, Inc.(1)	200,000	$12,462,000

		$12,462,000

Capital Markets — 4.0%
Franklin Resources, Inc.	200,000	$17,736,000
Goldman Sachs Group, Inc.	190,000	31,027,000
Northern Trust Corp.	250,000	14,952,500

		$63,715,500

Chemicals — 0.9%
Air Products and Chemicals, Inc.	200,000	$14,920,000

		$14,920,000

Commercial Banks — 5.1%
PNC Financial Services Group, Inc.	775,000	$28,411,500
U.S. Bancorp	600,000	12,246,000
Wells Fargo & Co.	1,675,000	40,970,500

		$81,628,000

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	825,000	$23,190,750

		$23,190,750

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	600,000	$13,206,000
Telefonaktiebolaget LM Ericsson	800,000	7,876,107

		$21,082,107

Computers & Peripherals — 4.4%
Hewlett-Packard Co.	900,000	$38,970,000
International Business Machines Corp.	275,000	32,430,750

		$71,400,750

Consumer Finance — 1.4%
Capital One Financial Corp.	750,000	$23,025,000

		$23,025,000

Diversified Financial Services — 5.0%
Bank of America Corp.	2,500,000	$36,975,000
JPMorgan Chase & Co.	1,136,400	43,921,860

		$80,896,860

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,400,000	$36,722,000
Verizon Communications, Inc.	675,000	21,647,250

		$58,369,250

1

Security	Shares	Value
Electric Utilities — 3.1%
Entergy Corp.	175,000	$14,057,750
Exelon Corp.	300,000	15,258,000
FPL Group, Inc.	350,000	19,834,500

		$49,150,250

Electrical Equipment — 0.6%
Emerson Electric Co.	275,000	$10,004,500

		$10,004,500

Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	100,000	$8,987,000
Transocean, Ltd.(1)	200,000	15,938,000

		$24,925,000

Food & Staples Retailing — 3.6%
CVS Caremark Corp.	1,000,000	$33,480,000
Kroger Co. (The)	500,000	10,690,000
Wal-Mart Stores, Inc.	270,700	13,502,516

		$57,672,516

Food Products — 1.9%
Nestle SA	750,000	$30,820,827

		$30,820,827

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(1)	1,500,000	$16,110,000
Covidien, Ltd.	225,000	8,507,250

		$24,617,250

Health Care Providers & Services — 1.5%
Aetna, Inc.	400,000	$10,788,000
UnitedHealth Group, Inc.	500,000	14,030,000

		$24,818,000

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	360,000	$10,076,400
McDonald’s Corp.	550,000	30,283,000

		$40,359,400

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(1)	350,000	$9,523,500

		$9,523,500

Insurance — 4.7%
ACE, Ltd.	248,250	$12,179,145
Lincoln National Corp.	346,457	7,341,424
MetLife, Inc.	490,800	16,662,660
Prudential Financial, Inc.	700,000	30,989,000
Travelers Companies, Inc. (The)	200,000	8,614,000

		$75,786,229

IT Services — 1.4%
MasterCard, Inc., Class A	67,197	$13,038,234
Western Union Co.	500,000	8,740,000

		$21,778,234

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$11,320,000

		$11,320,000

Machinery — 0.8%
Deere & Co.	300,000	$13,122,000

		$13,122,000

2

Security	Shares	Value
Media — 0.6%
Comcast Corp., Class A	650,000	$9,659,000

		$9,659,000

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR	300,000	$18,888,000
Freeport-McMoRan Copper & Gold, Inc.	250,000	15,075,000
Nucor Corp.	250,000	11,117,500

		$45,080,500

Multi-Utilities — 1.6%
Dominion Resources, Inc.	300,000	$10,140,000
Public Service Enterprise Group, Inc.	500,000	16,225,000

		$26,365,000

Multiline Retail — 1.0%
Target Corp.	370,000	$16,139,400

		$16,139,400

Oil, Gas & Consumable Fuels — 16.2%
Anadarko Petroleum Corp.	700,000	$33,740,000
Apache Corp.	175,000	14,691,250
Chevron Corp.	500,000	34,735,000
ConocoPhillips	250,000	10,927,500
Exxon Mobil Corp.	550,000	38,714,500
Hess Corp.	550,000	30,360,000
Occidental Petroleum Corp.	550,000	39,237,000
Peabody Energy Corp.	290,000	9,601,900
Total SA ADR	700,000	38,955,000
XTO Energy, Inc.	250,000	10,057,500

		$261,019,650

Pharmaceuticals — 6.0%
Abbott Laboratories	450,000	$20,245,500
Bristol-Myers Squibb Co.	500,000	10,870,000
Pfizer, Inc.	850,000	13,540,500
Schering-Plough Corp.	800,000	21,208,000
Wyeth	650,000	30,257,500

		$96,121,500

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	250,000	$14,550,000
Boston Properties, Inc.	250,000	13,225,000
Equity Residential	207,600	4,982,400

		$32,757,400

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	300,000	$23,577,000

		$23,577,000

Software — 1.6%
Microsoft Corp.	710,790	$16,717,781
Oracle Corp.	400,000	8,852,000

		$25,569,781

Specialty Retail — 4.0%
Best Buy Co., Inc.	850,000	$31,764,500
Staples, Inc.	960,049	20,180,230
TJX Companies, Inc. (The)	350,000	12,680,500

		$64,625,230

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	350,000	$19,824,000

		$19,824,000

3

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	600,000	$12,348,000

		$12,348,000

Total Common Stocks (identified cost $1,193,495,993)		$1,565,731,884

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$35,779	$35,778,811

Total Short-Term Investments (identified cost $35,778,811)		$35,778,811

Total Investments — 99.4% (identified cost $1,229,274,804)		$1,601,510,695

Other Assets, Less Liabilities — 0.6%		$9,980,866

Net Assets — 100.0%		$1,611,491,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio and securities lending income earned (excluding loan rebate fees) from investments in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment, for the fiscal year to date ended July 31, 2009 were $131,365 and $188,005, respectively.

4

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,234,802,871

Gross unrealized appreciation	$370,504,232
Gross unrealized depreciation	(3,796,408)

Net unrealized appreciation	$366,707,824

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Communications Equipment	$13,206,000	$7,876,107		$—	$21,082,107
Food Products	—	30,820,827		—	30,820,827
Others	1,513,828,950	—		—	1,513,828,950

Total Common Stocks	$1,527,034,950	$38,696,934	*	$—	$1,565,731,884
Short-Term Investments	35,778,811	—		—	35,778,811

Total Investments	$1,562,813,761	$38,696,934		$—	$1,601,510,695

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Floating Rate-Advantage Fund as of July 31, 2009 (Unaudited)

Eaton Vance Floating Rate - Advantage Fund (the Fund), a series of Eaton Vance Mutual Funds Trust invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2009, the value of the Fund’s investment in the Portfolio was $1,229,190,496 and the Fund owned approximately 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 125.0% (1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.3%
		Atlantic Inertial Systems, Inc.
GBP	805	Term Loan, 3.63%, Maturing July 20, 2014	$1,264,689
		AWAS Capital, Inc.
	3,912	Term Loan, 2.38%, Maturing March 22, 2013	3,481,571
		Colt Defense, LLC
	1,461	Term Loan, 3.54%, Maturing July 9, 2014	1,376,944
		DAE Aviation Holdings, Inc.
	563	Term Loan, 4.24%, Maturing July 31, 2014	467,656
	574	Term Loan, 4.24%, Maturing July 31, 2014	476,809
		Evergreen International Aviation
	4,696	Term Loan, 11.50%, Maturing October 31, 2011	2,880,040
		Hawker Beechcraft Acquisition
	4,487	Term Loan, 2.39%, Maturing March 26, 2014	3,067,889
	242	Term Loan, 2.60%, Maturing March 26, 2014	165,329
		Hexcel Corp.
	1,500	Term Loan, 6.50%, Maturing May 21, 2014	1,506,251
		IAP Worldwide Services, Inc.
	584	Term Loan, 9.25%, Maturing December 30, 2012(2)	417,424
		Spirit AeroSystems, Inc.
	2,661	Term Loan, 2.26%, Maturing December 31, 2011	2,601,503
		TransDigm, Inc.
	4,000	Term Loan, 2.41%, Maturing June 23, 2013	3,883,332
		Vought Aircraft Industries, Inc.
	2,000	Revolving Loan, 0.50%, Maturing December 22, 2009(3)	1,993,218
	667	Term Loan, 2.94%, Maturing December 17, 2011	650,000
	1,098	Term Loan, 7.50%, Maturing December 17, 2011	1,078,590
	436	Term Loan, 7.50%, Maturing December 22, 2011	430,682
		Wesco Aircraft Hardware Corp.
	2,000	Term Loan, 2.54%, Maturing September 29, 2013	1,800,612
	1,000	Term Loan - Second Lien, 6.04%, Maturing September 29, 2014	785,000

			$28,327,539

Air Transport — 1.1%
		Delta Air Lines, Inc.
	4,907	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	$3,375,888
		Northwest Airlines, Inc.
	10,746	DIP Loan, 2.29%, Maturing December 31, 2010	10,269,146

			$13,645,034

Automotive — 4.4%
		Accuride Corp.
	5,855	Term Loan, 3.00%, Maturing January 31, 2012	$5,401,240
		Adesa, Inc.
	7,222	Term Loan, 2.54%, Maturing October 18, 2013	6,734,661
		Allison Transmission, Inc.
	861	Term Loan, 3.06%, Maturing September 30, 2014	751,074
		CSA Acquisition Corp.
	916	Term Loan, 3.13%, Maturing December 23, 2011	645,517
	1,188	Term Loan, 3.13%, Maturing December 23, 2011	837,242
		Dayco Products, LLC
	993	DIP Loan, 6.68%, Maturing May 4, 2010	999,479
	1,023	DIP Loan, 8.50%, Maturing May 4, 2010	1,019,718
	4,522	Term Loan, 0.00%, Maturing June 21, 2011(4)	1,271,730

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	3,548	Term Loan, 2.24%, Maturing December 27, 2014	$2,687,723
	2,747	Term Loan, 2.23%, Maturing December 27, 2015	2,080,825
		Financiere Truck (Investissement)
EUR	563	Term Loan, 3.41%, Maturing February 15, 2012	448,969
		Ford Motor Co.
	6,384	Term Loan, 3.50%, Maturing December 15, 2013	5,450,273
		Fraikin, Ltd.
GBP	691	Term Loan, 0.93%, Maturing February 15, 2012(3)	636,653
GBP	307	Term Loan, 3.29%, Maturing February 15, 2012	282,848
		Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	12,324,016
		HLI Operating Co., Inc.
	531	DIP Loan, 26.00%, Maturing November 30, 2009(2)	509,940
EUR	109	Term Loan, 3.56%, Maturing May 30, 2014	11,662
EUR	1,853	Term Loan, 9.50%, Maturing May 30, 2014	201,392
		Keystone Automotive Operations, Inc.
	4,461	Term Loan, 3.79%, Maturing January 12, 2012	2,118,868
		Locafroid Services S.A.S.
EUR	132	Term Loan, 3.47%, Maturing February 15, 2012	105,684
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.31%, Maturing March 17, 2014	2,312,500
		TriMas Corp.
	375	Term Loan, 2.62%, Maturing August 2, 2011	338,438
	1,580	Term Loan, 2.65%, Maturing August 2, 2013	1,426,232
		TRW Automotive, Inc.
	2,992	Term Loan, 6.31%, Maturing February 2, 2014	2,848,359
		United Components, Inc.
	2,779	Term Loan, 3.21%, Maturing June 30, 2010	2,452,730

			$53,897,773

Beverage and Tobacco — 0.2%
		Culligan International Co.
EUR	3,000	Term Loan - Second Lien, 5.48%, Maturing May 31, 2013	$1,104,605
		Van Houtte, Inc.
	235	Term Loan, 3.10%, Maturing July 11, 2014	219,451
	1,721	Term Loan, 3.10%, Maturing July 11, 2014	1,609,305

			$2,933,361

Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
	5,578	Term Loan, 1.79%, Maturing December 31, 2012	$5,418,815

			$5,418,815

Building and Development — 4.2%
		401 North Wabash Venture, LLC
	2,448	Term Loan, 10.08%, Maturing August 31, 2009(3)	$1,836,245
		AIMCO Properties, L.P.
	7,875	Term Loan, 1.79%, Maturing March 23, 2011	7,599,375
		Beacon Sales Acquisition, Inc.
	1,905	Term Loan, 2.56%, Maturing September 30, 2013	1,733,550
		Brickman Group Holdings, Inc.
	2,415	Term Loan, 2.34%, Maturing January 23, 2014	2,218,455
		Capital Automotive (REIT)
	2,000	Term Loan, 2.06%, Maturing December 16, 2010	1,575,103
		Epco/Fantome, LLC
	4,488	Term Loan, 2.91%, Maturing November 23, 2010	3,433,320
		Financiere Daunou S.A.
	1,412	Term Loan, 0.00%, Maturing May 31, 2015(4)	505,920
	1,430	Term Loan, 0.00%, Maturing February 28, 2016(4)	512,577

2

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Forestar USA Real Estate Group, Inc.
	4,224	Revolving Loan, 0.38%, Maturing December 1, 2010(3)	$3,484,854
	3,283	Term Loan, 4.91%, Maturing December 1, 2010	2,708,829
		Hearthstone Housing Partners II, LLC
	2,988	Revolving Loan, 1.68%, Maturing December 1, 2009(3)	1,637,009
		Hovstone Holdings, LLC
	2,235	Term Loan, 5.50%, Maturing September 7, 2009(2)(5)	899,291
		LNR Property Corp.
	1,541	Term Loan, 3.81%, Maturing July 3, 2011	939,718
		Materis
EUR	819	Term Loan, 4.07%, Maturing April 27, 2014	663,369
EUR	872	Term Loan, 4.44%, Maturing April 27, 2015	706,348
		Mueller Water Products, Inc.
	3,529	Term Loan, 6.03%, Maturing May 24, 2014	3,252,676
		NCI Building Systems, Inc.
	2,184	Term Loan, 2.91%, Maturing June 18, 2010	1,894,488
		Panolam Industries Holdings, Inc.
	2,104	Term Loan, 5.00%, Maturing September 30, 2012	1,551,397
		Re/Max International, Inc.
	1,994	Term Loan, 3.91%, Maturing December 17, 2012	1,834,939
	2,000	Term Loan, 8.01%, Maturing December 17, 2012	1,810,000
		Realogy Corp.
	417	Term Loan, 3.28%, Maturing September 1, 2014	323,098
	2,575	Term Loan, 3.31%, Maturing September 1, 2014	1,995,986
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	1,118,750
		WCI Communities, Inc.
	6,220	Term Loan, 5.55%, Maturing December 23, 2010	3,587,026
		Wintergames Acquisition ULC
	5,472	Term Loan, 7.79%, Maturing October 31, 2009	4,316,044

			$52,138,367

Business Equipment and Services — 9.7%
		Activant Solutions, Inc.
	2,141	Term Loan, 2.48%, Maturing May 1, 2013	$1,937,240
		Affiliated Computer Services
	1,920	Term Loan, 2.29%, Maturing March 20, 2013	1,887,015
	6,353	Term Loan, 2.29%, Maturing March 20, 2013	6,243,870
		Affinion Group, Inc.
	6,699	Term Loan, 2.79%, Maturing October 17, 2012	6,384,023
		Allied Barton Security Service
	1,440	Term Loan, 6.75%, Maturing February 21, 2015	1,447,149
		Education Management, LLC
	5,660	Term Loan, 2.38%, Maturing June 1, 2013	5,433,881
		Info USA, Inc.
	876	Term Loan, 2.60%, Maturing February 14, 2012	835,904
		Intergraph Corp.
	837	Term Loan, 2.66%, Maturing May 29, 2014	797,082
	2,000	Term Loan - Second Lien, 6.43%, Maturing November 29, 2014	1,830,000
		iPayment, Inc.
	3,656	Term Loan, 2.46%, Maturing May 10, 2013	2,989,164
		Kronos, Inc.
	2,533	Term Loan, 2.60%, Maturing June 11, 2014	2,352,335
		Language Line, Inc.
	6,269	Term Loan, 3.85%, Maturing June 11, 2011	6,096,161
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	600,000
		N.E.W. Holdings I, LLC
	4,554	Term Loan, 2.80%, Maturing May 22, 2014	4,223,945

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Protection One, Inc.
	3,146	Term Loan, 2.54%, Maturing March 31, 2012	$3,004,051
		Quantum Corp.
	668	Term Loan, 4.10%, Maturing July 12, 2014	594,425
		Quintiles Transnational Corp.
	4,608	Term Loan, 2.48%, Maturing March 31, 2013	4,373,432
		RiskMetrics Group Holdings, LLC
	3,503	Term Loan, 2.60%, Maturing January 11, 2014	3,362,584
		Sabre, Inc.
	12,884	Term Loan, 2.67%, Maturing September 30, 2014	10,420,133
		Serena Software, Inc.
	2,725	Term Loan, 2.63%, Maturing March 10, 2013	2,513,681
		Sitel (Client Logic)
	4,758	Term Loan, 5.96%, Maturing January 29, 2014	3,544,862
		Solera Nederland Holdings
	2,588	Term Loan, 2.44%, Maturing May 15, 2014	2,520,340
		SunGard Data Systems, Inc.
	615	Term Loan, 2.45%, Maturing February 11, 2013	584,606
	1,687	Term Loan, 6.75%, Maturing February 28, 2014	1,690,564
	17,384	Term Loan, 4.35%, Maturing February 28, 2016	16,697,611
		TDS Investor Corp.
	3,920	Term Loan, 2.79%, Maturing August 23, 2013	3,356,500
	4,957	Term Loan, 2.90%, Maturing August 23, 2013	4,221,193
	2,357	Term Loan, 3.10%, Maturing August 23, 2013	2,006,871
EUR	1,053	Term Loan, 3.62%, Maturing August 23, 2013	1,170,555
		Ticketmaster
	2,000	Term Loan, 3.60%, Maturing July 22, 2014	1,940,000
		Transaction Network Services, Inc.
	1,666	Term Loan, 9.50%, Maturing May 4, 2012	1,675,122
		Valassis Communications, Inc.
	1,327	Term Loan, 2.04%, Maturing March 2, 2014	1,264,041
		VWR International, Inc.
	3,400	Term Loan, 2.79%, Maturing June 28, 2013	3,120,918
		West Corp.
	7,996	Term Loan, 2.67%, Maturing October 24, 2013	7,595,320

			$118,714,578

Cable and Satellite Television — 9.4%
		Atlantic Broadband Finance, LLC
	5,193	Term Loan, 6.75%, Maturing June 8, 2013	$5,201,702
	193	Term Loan, 2.85%, Maturing September 1, 2013	191,709
		Bresnan Broadband Holdings, LLC
	1,443	Term Loan, 2.52%, Maturing March 29, 2014	1,390,158
	2,993	Term Loan, 2.87%, Maturing March 29, 2014	2,882,152
		Cequel Communications, LLC
	14,922	Term Loan, 2.30%, Maturing November 5, 2013	14,294,268
	1,000	Term Loan - Second Lien, 4.81%, Maturing May 5, 2014(2)	896,250
		Charter Communications Operating, Inc.
	18,579	Term Loan, 6.25%, Maturing April 28, 2013	17,398,938
		CSC Holdings, Inc.
	9,288	Term Loan, 2.04%, Maturing March 29, 2013	8,995,428
		DirectTV Holdings, LLC
	1,690	Term Loan, 1.79%, Maturing April 13, 2013	1,657,819
		Foxco Acquisition Sub., LLC
	1,343	Term Loan, 7.25%, Maturing July 2, 2015	1,070,310
		Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.31%, Maturing April 6, 2014	7,440,622
		MCC Iowa, LLC
	1,916	Term Loan, 2.02%, Maturing January 31, 2015	1,807,446

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediacom Illinois, LLC
	2,520	Term Loan, 1.52%, Maturing September 30, 2012	$2,368,800
	5,876	Term Loan, 2.02%, Maturing January 31, 2015	5,528,029
		NTL Investment Holdings, Ltd.
GBP	1,501	Term Loan, 5.12%, Maturing September 3, 2012	2,326,294
		ProSiebenSat.1 Media AG
EUR	1,072	Term Loan, 3.53%, Maturing March 2, 2015	578,460
EUR	220	Term Loan, 3.14%, Maturing June 26, 2015	242,705
EUR	5,315	Term Loan, 3.14%, Maturing June 26, 2015	5,865,736
EUR	1,072	Term Loan, 3.78%, Maturing March 2, 2016	578,460
		San Juan Cable, LLC
	963	Term Loan, 2.06%, Maturing October 31, 2012	868,687
		UPC Broadband Holding B.V.
	1,593	Term Loan, 2.06%, Maturing December 31, 2014	1,524,093
	864	Term Loan, 3.81%, Maturing December 31, 2016	845,400
EUR	8,221	Term Loan, 4.52%, Maturing December 31, 2016	10,552,209
EUR	5,930	Term Loan, 4.77%, Maturing December 31, 2017	7,616,210
		Virgin Media Investment Holding
GBP	763	Term Loan, 5.31%, Maturing March 30, 2012	1,182,861
GBP	1,188	Term Loan, 5.39%, Maturing March 30, 2012	1,840,063
GBP	1,388	Term Loan, 5.39%, Maturing March 30, 2012	2,150,742
		Virgin Media Investment Holdings Ltd.
	3,296	Term Loan, 4.00%, Maturing March 30, 2012	3,221,432
		YPSO Holding SA
EUR	957	Term Loan, 3.44%, Maturing July 28, 2014	1,014,843
EUR	1,562	Term Loan, 3.44%, Maturing July 28, 2014	1,655,797
EUR	2,481	Term Loan, 3.44%, Maturing July 28, 2014	2,629,692

			$115,817,315

Chemicals and Plastics — 7.5%
		Ashland, Inc.
	2,080	Term Loan, 7.65%, Maturing November 20, 2014	$2,120,131
		AZ Chem US, Inc.
	924	Term Loan, 2.49%, Maturing February 28, 2013	822,797
		Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 2.29%, Maturing December 23, 2013	3,368,768
	864	Term Loan, 2.33%, Maturing December 23, 2013	822,529
EUR	2,071	Term Loan, 2.95%, Maturing December 23, 2013	2,824,273
EUR	377	Term Loan, 2.85%, Maturing December 23, 2014	514,104
EUR	486	Term Loan, 2.99%, Maturing December 23, 2014	662,678
	1,000	Term Loan - Second Lien, 4.29%, Maturing December 23, 2015	827,500
		British Vita UK, Ltd.
EUR	1,192	Term Loan, 5.91%, Maturing June 30, 2014	768,576
		Celanese Holdings, LLC
	2,500	Term Loan, 2.06%, Maturing April 2, 2014	2,373,828
	10,161	Term Loan, 2.35%, Maturing April 2, 2014	9,647,867
		Cognis GmbH
EUR	615	Term Loan, 3.27%, Maturing September 15, 2013	748,429
EUR	2,510	Term Loan, 3.27%, Maturing September 15, 2013	3,056,083
		Columbian Chemicals Acquisition
	429	Term Loan, 6.63%, Maturing March 16, 2013	338,634
		Ferro Corp.
	6,127	Term Loan, 6.60%, Maturing June 6, 2012	4,748,166
		Georgia Gulf Corp.
	1,972	Term Loan, 9.02%, Maturing October 3, 2013	1,831,550
		Hexion Specialty Chemicals, Inc.
EUR	739	Term Loan, 3.37%, Maturing May 5, 2012	757,925
	2,537	Term Loan, 2.88%, Maturing May 5, 2013	1,915,630
	11,680	Term Loan, 2.88%, Maturing May 5, 2013	8,818,502
	3,920	Term Loan, 2.88%, Maturing June 15, 2014	2,822,400

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Huntsman International, LLC
	5,660	Term Loan, 2.04%, Maturing August 16, 2012	$5,260,594
		INEOS Group
EUR	1,410	Term Loan, 6.21%, Maturing December 14, 2011	1,514,542
EUR	74	Term Loan, 9.75%, Maturing December 14, 2011	79,833
EUR	74	Term Loan, 10.25%, Maturing December 14, 2011	79,833
EUR	1,410	Term Loan, 10.25%, Maturing December 14, 2011	1,514,542
	1,620	Term Loan, 7.00%, Maturing December 14, 2012	1,239,408
	2,552	Term Loan, 7.50%, Maturing December 14, 2013	1,977,603
	2,484	Term Loan, 8.00%, Maturing December 14, 2014	1,925,351
		ISP Chemco, Inc.
	6,652	Term Loan, 2.06%, Maturing June 4, 2014	6,215,985
		Kranton Polymers, LLC
	5,471	Term Loan, 2.63%, Maturing May 12, 2013	4,582,018
		MacDermid, Inc.
EUR	1,085	Term Loan, 2.75%, Maturing April 12, 2014	1,092,274
		Millenium Inorganic Chemicals
	3,937	Term Loan, 2.85%, Maturing April 30, 2014	2,933,082
		Momentive Performance Material
	4,726	Term Loan, 2.56%, Maturing December 4, 2013	3,737,252
		Nalco Co.
	1,325	Term Loan, 6.50%, Maturing May 6, 2016	1,343,219
		Rockwood Specialties Group, Inc.
	7,756	Term Loan, 6.00%, Maturing May 15, 2014	7,852,545
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 4.33%, Maturing November 16, 2015	226,587
EUR	824	Term Loan, 4.33%, Maturing November 16, 2015	646,040
EUR	887	Term Loan, 4.33%, Maturing November 16, 2015	695,202

			$92,706,280

Clothing/Textiles — 0.6%
		Hanesbrands, Inc.
	2,305	Term Loan, 5.24%, Maturing September 5, 2013	$2,322,101
	2,025	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	1,950,750
		St. John Knits International, Inc.
	1,838	Term Loan, 10.00%, Maturing March 23, 2012	1,378,785
		The William Carter Co.
	2,182	Term Loan, 1.81%, Maturing July 14, 2012	2,127,862

			$7,779,498

Conglomerates — 3.5%
		Amsted Industries, Inc.
	4,388	Term Loan, 2.53%, Maturing October 15, 2010	$4,117,650
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,417	Term Loan, 2.79%, Maturing July 13, 2015	988,057
GBP	641	Term Loan, 3.09%, Maturing July 13, 2015	741,973
	1,417	Term Loan, 3.29%, Maturing July 13, 2015	988,057
GBP	641	Term Loan, 3.59%, Maturing July 13, 2015	741,973
		Jarden Corp.
	1,058	Term Loan, 2.35%, Maturing January 24, 2012	1,034,850
	4,484	Term Loan, 2.35%, Maturing January 24, 2012	4,385,527
	1,623	Term Loan, 3.10%, Maturing January 24, 2012	1,608,724
		Johnson Diversey, Inc.
	1,034	Term Loan, 3.02%, Maturing December 16, 2010	1,012,173
	4,847	Term Loan, 3.02%, Maturing December 16, 2011	4,744,235
		Manitowoc Company, Inc. (The)
	3,783	Term Loan, 7.50%, Maturing August 21, 2014	3,439,828
		Polymer Group, Inc.
	2,000	Revolving Loan, 0.61%, Maturing November 22, 2010(3)	1,700,000
	5,204	Term Loan, 2.68%, Maturing November 22, 2012	4,930,421

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RBS Global, Inc.
	1,071	Term Loan, 2.31%, Maturing July 19, 2013	$963,515
	4,878	Term Loan, 2.96%, Maturing July 19, 2013	4,438,861
		RGIS Holdings, LLC
	5,373	Term Loan, 3.04%, Maturing April 30, 2014	4,594,098
	269	Term Loan, 3.10%, Maturing April 30, 2014	229,705
		US Investigations Services, Inc.
	1,965	Term Loan, 3.36%, Maturing February 21, 2015	1,759,825

			$42,419,472

Containers and Glass Products — 4.4%
		Berry Plastics Corp.
	6,104	Term Loan, 2.30%, Maturing April 3, 2015	$5,205,221
		Consolidated Container Co.
	889	Term Loan, 2.54%, Maturing March 28, 2014	800,462
	1,500	Term Loan - Second Lien, 5.79%, Maturing September 28, 2014	1,095,000
		Crown Americas, Inc.
	1,334	Term Loan, 2.04%, Maturing November 15, 2012	1,305,408
EUR	970	Term Loan, 2.38%, Maturing November 15, 2012	1,265,024
		Graham Packaging Holdings Co.
	1,789	Term Loan, 2.56%, Maturing October 7, 2011	1,727,995
	7,923	Term Loan, 6.75%, Maturing April 5, 2014	7,921,102
		Graphic Packaging International, Inc.
	6,148	Term Loan, 2.52%, Maturing May 16, 2014	5,865,162
	1,970	Term Loan, 3.26%, Maturing May 16, 2014	1,901,871
		JSG Acquisitions
EUR	2,426	Term Loan, 4.01%, Maturing December 31, 2014	3,298,559
EUR	2,437	Term Loan, 4.06%, Maturing December 31, 2014	3,314,099
		OI European Group B.V.
EUR	3,830	Term Loan, 2.13%, Maturing June 14, 2013	5,131,363
		Owens-Brockway Glass Container
	4,788	Term Loan, 1.79%, Maturing June 14, 2013	4,613,953
		Pregis Corp.
EUR	2,357	Term Loan, 3.00%, Maturing October 12, 2012	2,737,753
		Smurfit-Stone Container Corp.
	1,187	Revolving Loan, 3.12%, Maturing December 31, 2009	1,127,226
	3,578	Term Loan, 2.89%, Maturing November 1, 2009	3,398,642
	466	Term Loan, 2.57%, Maturing November 1, 2011	440,948
	817	Term Loan, 2.57%, Maturing November 1, 2011	772,238
	1,540	Term Loan, 2.57%, Maturing November 1, 2011	1,458,431
	718	Term Loan, 4.50%, Maturing November 1, 2011	678,576

			$54,059,033

Cosmetics/Toiletries — 0.5%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$720,000
		Bausch & Lomb, Inc.
	228	Term Loan, 3.70%, Maturing April 30, 2015	216,247
	897	Term Loan, 3.85%, Maturing April 30, 2015	852,013
		Prestige Brands, Inc.
	4,199	Term Loan, 2.54%, Maturing April 7, 2011	4,125,050

			$5,913,310

Drugs — 1.1%
		Chattem, Inc.
	1,105	Term Loan, 2.20%, Maturing January 2, 2013	$1,063,683
		Graceway Pharmaceuticals, LLC
	6,087	Term Loan, 3.04%, Maturing May 3, 2012	4,854,360
		Pharmaceutical Holdings Corp.
	1,197	Term Loan, 3.56%, Maturing January 30, 2012	1,095,385

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Warner Chilcott Corp.
	1,578	Term Loan, 2.29%, Maturing January 18, 2012	$1,540,368
	4,500	Term Loan, 2.46%, Maturing January 18, 2012	4,392,159

			$12,945,955

Ecological Services and Equipment — 1.2%
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000	Term Loan, 2.79%, Maturing April 1, 2015	$5,102,572
		Environmental Systems Products Holdings, Inc.
	213	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	163,637
		Kemble Water Structure, Ltd.
GBP	6,500	Term Loan - Second Lien, 5.63%, Maturing October 13, 2013	7,088,673
		Sensus Metering Systems, Inc.
	3,004	Term Loan, 7.00%, Maturing June 3, 2013	2,974,163

			$15,329,045

Electronics/Electrical — 3.4%
		Aspect Software, Inc.
	3,949	Term Loan, 3.31%, Maturing July 11, 2011	$3,435,390
		FCI International S.A.S.
	657	Term Loan, 3.41%, Maturing November 1, 2013	446,771
	657	Term Loan, 3.41%, Maturing November 1, 2013	446,771
	682	Term Loan, 3.41%, Maturing November 1, 2013	464,070
	682	Term Loan, 3.41%, Maturing November 1, 2013	464,070
		Freescale Semiconductor, Inc.
	4,547	Term Loan, 2.06%, Maturing December 1, 2013	3,377,731
		Infor Enterprise Solutions Holdings
EUR	1,950	Term Loan, 3.54%, Maturing July 28, 2012	2,313,795
	4,118	Term Loan, 4.04%, Maturing July 28, 2012	3,541,345
	7,893	Term Loan, 4.04%, Maturing July 28, 2012	6,787,578
	500	Term Loan, 5.79%, Maturing March 2, 2014	277,500
		Network Solutions, LLC
	2,255	Term Loan, 2.84%, Maturing March 7, 2014	1,967,055
		Open Solutions, Inc.
	5,451	Term Loan, 2.63%, Maturing January 23, 2014	3,885,783
		Sensata Technologies Finance Co.
	6,612	Term Loan, 2.25%, Maturing April 27, 2013	5,572,998
		Spectrum Brands, Inc.
	195	Term Loan, 2.60%, Maturing March 30, 2013	178,860
	3,796	Term Loan, 6.25%, Maturing March 30, 2013	3,479,832
		VeriFone, Inc.
	228	Term Loan, 3.04%, Maturing October 31, 2013	217,263
		Vertafore, Inc.
	4,839	Term Loan, 3.16%, Maturing January 31, 2012	4,620,887

			$41,477,699

Equipment Leasing — 0.4%
		Hertz Corp.
	4,288	Term Loan, 2.05%, Maturing December 21, 2012	$4,058,949
	785	Term Loan, 2.36%, Maturing December 21, 2012	743,184

			$4,802,133

Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
	1,778	Term Loan, 2.56%, Maturing December 16, 2012	$1,739,902
	1,000	Term Loan - Second Lien, 5.79%, Maturing December 16, 2013	868,750
		Central Garden & Pet Co.
	3,371	Term Loan, 1.79%, Maturing February 28, 2014	3,134,954

			$5,743,606

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Financial Intermediaries — 1.7%
		Citco III, Ltd.
	6,189	Term Loan, 2.85%, Maturing June 30, 2014	$4,332,074
		E.A. Viner International Co.
	149	Term Loan, 5.10%, Maturing July 31, 2013	93,258
		Grosvenor Capital Management
	1,429	Term Loan, 2.31%, Maturing December 5, 2013	1,236,130
		Jupiter Asset Management Group
GBP	1,321	Term Loan, 3.11%, Maturing June 30, 2015	1,671,650
		LPL Holdings, Inc.
	11,637	Term Loan, 2.19%, Maturing December 18, 2014	10,677,052
		Nuveen Investments, Inc.
	1,290	Term Loan, 3.39%, Maturing November 2, 2014	1,051,908
		Oxford Acquisition III, Ltd.
	2,965	Term Loan, 2.50%, Maturing May 24, 2014	1,586,181
		RJO Holdings Corp. (RJ O’Brien)
	1,446	Term Loan, 3.30%, Maturing July 31, 2014	636,357

			$21,284,610

Food Products — 3.2%
		Advantage Sales & Marketing, Inc.
	7,021	Term Loan, 2.31%, Maturing March 29, 2013	$6,709,476
		American Seafoods Group, LLC
	329	Term Loan, 2.04%, Maturing September 30, 2012	302,043
		B&G Foods, Inc.
	1,130	Term Loan, 2.66%, Maturing February 23, 2013	1,109,710
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.60%, Maturing December 31, 2013	2,311,485
		Dean Foods Co.
	9,022	Term Loan, 1.97%, Maturing April 2, 2014	8,702,135
		Dole Food Company, Inc.
	312	Term Loan, 7.37%, Maturing April 12, 2013	315,169
	546	Term Loan, 8.00%, Maturing April 12, 2013	550,943
	2,034	Term Loan, 8.00%, Maturing April 12, 2013	2,052,864
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.76%, Maturing April 2, 2013(3)	2,025,000
	9,493	Term Loan, 3.06%, Maturing April 2, 2014	8,686,466
		Reddy Ice Group, Inc.
	7,975	Term Loan, 2.04%, Maturing August 9, 2012	6,446,456

			$39,211,747

Food Service — 3.1%
		AFC Enterprises, Inc.
	1,024	Term Loan, 2.63%, Maturing May 11, 2011	$1,013,291
		Aramark Corp.
	14,741	Term Loan, 2.47%, Maturing January 26, 2014	14,022,718
	928	Term Loan, 3.75%, Maturing January 26, 2014	883,041
		Buffets, Inc.
	1,965	Term Loan, 15.29%, Maturing April 30, 2012	1,901,560
	307	Term Loan, 7.85%, Maturing November 1, 2013(2)	143,518
	1,442	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(2)	674,178
		CBRL Group, Inc.
	6,156	Term Loan, 2.52%, Maturing April 27, 2013	5,876,280
		JRD Holdings, Inc.
	2,083	Term Loan, 2.54%, Maturing June 26, 2014	2,004,707
		Maine Beverage Co., LLC
	1,413	Term Loan, 2.35%, Maturing June 30, 2010	1,306,975
		NPC International, Inc.
	1,843	Term Loan, 2.22%, Maturing May 3, 2013	1,695,783

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		OSI Restaurant Partners, LLC
	197	Term Loan, 3.05%, Maturing May 9, 2013	$151,480
	2,184	Term Loan, 2.63%, Maturing May 9, 2014	1,676,104
		QCE Finance, LLC
	4,178	Term Loan, 2.88%, Maturing May 5, 2013	3,185,963
		Sagittarius Restaurants, LLC
	1,129	Term Loan, 10.25%, Maturing March 29, 2013	948,476
		Selecta
GBP	2,500	Term Loan, 3.79%, Maturing June 28, 2015	2,364,731

			$37,848,805

Food/Drug Retailers — 3.2%
		General Nutrition Centers, Inc.
	7,193	Term Loan, 2.73%, Maturing September 16, 2013	$6,577,125
		Pantry, Inc. (The)
	739	Term Loan, 1.79%, Maturing May 15, 2014	693,314
	2,567	Term Loan, 1.79%, Maturing May 15, 2014	2,408,170
		Rite Aid Corp.
	14,635	Term Loan, 2.05%, Maturing June 1, 2014	12,179,937
	2,456	Term Loan, 6.00%, Maturing June 4, 2014	2,220,005
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,575,000
		Rite Aid Funding II
	2,000	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	2,040,000
		Roundy’s Supermarkets, Inc.
	10,796	Term Loan, 3.05%, Maturing November 3, 2011	10,519,698

			$39,213,249

Forest Products — 2.3%
		Appleton Papers, Inc.
	4,361	Term Loan, 6.50%, Maturing June 5, 2014	$3,815,875
		Georgia-Pacific Corp.
	10,777	Term Loan, 2.32%, Maturing December 20, 2012	10,426,441
	9,463	Term Loan, 2.56%, Maturing December 20, 2012	9,155,151
		Newpage Corp.
	3,803	Term Loan, 4.06%, Maturing December 5, 2014	3,305,834
		Xerium Technologies, Inc.
	2,862	Term Loan, 6.10%, Maturing May 18, 2012	1,846,244

			$28,549,545

Healthcare — 11.6%
		Accellent, Inc.
	2,614	Term Loan, 3.17%, Maturing November 22, 2012	$2,378,985
		Alliance Imaging, Inc.
	1,821	Term Loan, 3.14%, Maturing December 29, 2011	1,765,315
		American Medical Systems
	2,606	Term Loan, 2.56%, Maturing July 20, 2012	2,527,934
		AMN Healthcare, Inc.
	604	Term Loan, 2.35%, Maturing November 2, 2011	570,889
		AMR HoldCo, Inc.
	1,612	Term Loan, 2.30%, Maturing February 10, 2012	1,543,724
		Biomet, Inc.
	4,397	Term Loan, 3.58%, Maturing December 26, 2014	4,177,539
EUR	1,051	Term Loan, 3.98%, Maturing December 26, 2014	1,429,800
		Cardinal Health 409, Inc.
	5,954	Term Loan, 2.54%, Maturing April 10, 2014	5,100,167
		Carestream Health, Inc.
	6,620	Term Loan, 2.29%, Maturing April 30, 2013	6,115,191
		Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.79%, Maturing March 23, 2015	1,831,940

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Community Health Systems, Inc.
	1,013	Term Loan, 2.54%, Maturing July 25, 2014	$954,570
	19,757	Term Loan, 2.90%, Maturing July 25, 2014	18,608,979
		Concentra, Inc.
	2,156	Term Loan, 2.85%, Maturing June 25, 2014	1,918,840
		ConMed Corp.
	1,021	Term Loan, 1.79%, Maturing April 13, 2013	929,405
		CRC Health Corp.
	1,362	Term Loan, 2.85%, Maturing February 6, 2013	1,102,815
	1,465	Term Loan, 2.85%, Maturing February 6, 2013	1,186,665
		Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.89%, Maturing June 12, 2015	1,314,750
		DaVita, Inc.
	7,807	Term Loan, 1.88%, Maturing October 5, 2012	7,494,935
		DJO Finance, LLC
	997	Term Loan, 3.42%, Maturing May 15, 2014	934,296
		HCA, Inc.
	22,785	Term Loan, 2.85%, Maturing November 18, 2013	21,431,171
		Health Management Association, Inc.
	10,521	Term Loan, 2.35%, Maturing February 28, 2014	9,795,897
		HealthSouth Corp.
	2,505	Term Loan, 2.54%, Maturing March 10, 2013	2,393,938
	1,000	Term Loan, 2.90%, Maturing March 10, 2013	910,000
		Iasis Healthcare, LLC
	259	Term Loan, 2.28%, Maturing March 14, 2014	242,945
	962	Term Loan, 2.29%, Maturing March 14, 2014	901,934
	2,780	Term Loan, 2.29%, Maturing March 14, 2014	2,606,331
		IM U.S. Holdings, LLC
	3,847	Term Loan, 2.42%, Maturing June 26, 2014	3,705,461
		Invacare Corp.
	1,800	Term Loan, 2.54%, Maturing February 12, 2013	1,620,000
		inVentiv Health, Inc.
	2,134	Term Loan, 2.35%, Maturing July 6, 2014	1,986,892
		LifePoint Hospitals, Inc.
	2,242	Term Loan, 2.30%, Maturing April 15, 2012	2,154,827
		MultiPlan Merger Corp.
	1,133	Term Loan, 2.81%, Maturing April 12, 2013	1,080,863
	1,430	Term Loan, 2.81%, Maturing April 12, 2013	1,363,643
		Mylan, Inc.
	4,000	Term Loan, 3.82%, Maturing October 2, 2014	3,896,800
		National Mentor Holdings, Inc.
	3,113	Term Loan, 2.60%, Maturing June 29, 2013	2,672,258
	190	Term Loan, 4.44%, Maturing June 29, 2013	163,427
		Nyco Holdings
EUR	2,321	Term Loan, 3.37%, Maturing December 29, 2014	3,002,746
EUR	2,321	Term Loan, 4.12%, Maturing December 29, 2015	3,002,746
		RadNet Management, Inc.
	2,609	Term Loan, 4.59%, Maturing November 15, 2012	2,413,109
		ReAble Therapeutics Finance, LLC
	4,365	Term Loan, 2.47%, Maturing November 16, 2013	4,255,581
		Select Medical Holdings Corp.
	6,030	Term Loan, 2.72%, Maturing February 24, 2012	5,763,821
		Sunrise Medical Holdings, Inc.
	1,656	Term Loan, 6.31%, Maturing May 13, 2010	952,241
		TZ Merger Sub., Inc. (TriZetto)
	997	Term Loan, 7.50%, Maturing July 24, 2015	977,538

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vanguard Health Holding Co., LLC
	2,808	Term Loan, 2.54%, Maturing September 23, 2011	$2,718,355
		Viant Holdings, Inc.
	715	Term Loan, 2.85%, Maturing June 25, 2014	621,843

			$142,521,106

Home Furnishings — 1.4%
		Hunter Fan Co.
	1,415	Term Loan, 2.81%, Maturing April 16, 2014	$900,943
		Interline Brands, Inc.
	1,478	Term Loan, 1.98%, Maturing June 23, 2013	1,337,826
	2,635	Term Loan, 1.98%, Maturing June 23, 2013	2,384,970
		National Bedding Co., LLC
	1,839	Term Loan, 2.31%, Maturing August 31, 2011	1,604,630
		Oreck Corp.
	1,239	Term Loan, 0.00%, Maturing February 2, 2012(4)(5)	387,837
		Sanitec, Ltd. Oy
EUR	2,944	Term Loan, 0.00%, Maturing April 7, 2013(4)	1,083,923
EUR	2,944	Term Loan, 0.00%, Maturing April 7, 2014(4)	1,083,923
		Simmons Co.
	8,778	Term Loan, 10.50%, Maturing December 19, 2011	8,338,831
	2,094	Term Loan, 8.22%, Maturing February 15, 2012(2)	62,821

			$17,185,704

Industrial Equipment — 2.4%
		CEVA Group PLC U.S.
	3,442	Term Loan, 3.29%, Maturing January 4, 2014	$2,569,733
EUR	260	Term Loan, 3.54%, Maturing January 4, 2014	266,003
EUR	441	Term Loan, 3.54%, Maturing January 4, 2014	451,704
EUR	542	Term Loan, 3.54%, Maturing January 4, 2014	555,146
	413	Term Loan, 3.60%, Maturing January 4, 2014	296,785
EUR	435	Term Loan, 4.12%, Maturing January 4, 2014	445,827
		EPD Holdings (Goodyear Engineering Products)
	452	Term Loan, 2.55%, Maturing July 13, 2014	307,689
	3,159	Term Loan, 2.55%, Maturing July 13, 2014	2,148,359
	1,000	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	397,500
		Generac Acquisition Corp.
	1,727	Term Loan, 2.81%, Maturing November 7, 2013	1,355,750
	2,000	Term Loan - Second Lien, 6.31%, Maturing April 7, 2014	1,130,000
		Gleason Corp.
	591	Term Loan, 2.42%, Maturing June 30, 2013	552,450
	1,749	Term Loan, 2.42%, Maturing June 30, 2013	1,635,253
		Jason, Inc.
	1,328	Term Loan, 5.35%, Maturing April 30, 2010	664,202
		John Maneely Co.
	7,241	Term Loan, 3.63%, Maturing December 8, 2013	5,669,768
		KION Group GmbH
	750	Term Loan, 2.29%, Maturing December 23, 2014	468,750
	750	Term Loan, 2.79%, Maturing December 23, 2015	468,750
		Polypore, Inc.
	8,330	Term Loan, 2.56%, Maturing July 3, 2014	7,871,850
EUR	728	Term Loan, 2.75%, Maturing July 3, 2014	897,709
		TFS Acquisition Corp.
	1,921	Term Loan, 5.10%, Maturing August 11, 2013	888,318

			$29,041,546

Insurance — 2.4%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,150,000
		CCC Information Services Group, Inc.
	3,954	Term Loan, 2.54%, Maturing February 10, 2013	3,799,347

12

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Conseco, Inc.
9,369	Term Loan, 6.50%, Maturing October 10, 2013	$6,839,514
	Crump Group, Inc.
2,513	Term Loan, 3.29%, Maturing August 4, 2014	2,035,267
	Getty Images, Inc.
3,729	Term Loan, 6.25%, Maturing July 2, 2015	3,766,037
	Hub International Holdings, Inc.
866	Term Loan, 2.79%, Maturing June 13, 2014	797,890
3,851	Term Loan, 2.79%, Maturing June 13, 2014	3,549,791
	U.S.I. Holdings Corp.
4,714	Term Loan, 3.35%, Maturing May 4, 2014	4,007,249

		$28,945,095

Leisure Goods/Activities/Movies — 5.7%
	24 Hour Fitness Worldwide, Inc.
1,745	Term Loan, 2.94%, Maturing June 8, 2012	$1,509,333
	AMC Entertainment, Inc.
5,013	Term Loan, 1.79%, Maturing January 26, 2013	4,769,474
	Bombardier Recreational Products
5,651	Term Loan, 3.30%, Maturing June 28, 2013	4,040,202
	Carmike Cinemas, Inc.
1,960	Term Loan, 4.10%, Maturing May 19, 2012	1,852,294
2,159	Term Loan, 4.49%, Maturing May 19, 2012	2,040,309
	Cedar Fair, L.P.
4,723	Term Loan, 2.29%, Maturing August 30, 2012	4,626,900
	Cinemark, Inc.
9,318	Term Loan, 2.23%, Maturing October 5, 2013	8,954,914
	Deluxe Entertainment Services
1,682	Term Loan, 2.67%, Maturing January 28, 2011	1,530,438
96	Term Loan, 2.85%, Maturing January 28, 2011	87,776
170	Term Loan, 2.85%, Maturing January 28, 2011	154,854
	DW Funding, LLC
1,427	Term Loan, 2.48%, Maturing April 30, 2011	1,198,762
	Fender Musical Instruments Corp.
310	Term Loan, 2.54%, Maturing June 9, 2014	235,739
614	Term Loan, 2.85%, Maturing June 9, 2014	466,716
	Metro-Goldwyn-Mayer Holdings, Inc.
12,807	Term Loan, 3.54%, Maturing April 8, 2012	7,428,347
	National CineMedia, LLC
2,700	Term Loan, 2.38%, Maturing February 13, 2015	2,544,750
	Regal Cinemas Corp.
8,014	Term Loan, 4.35%, Maturing November 10, 2010	7,961,807
	Revolution Studios Distribution Co., LLC
3,604	Term Loan, 4.04%, Maturing December 21, 2014	3,279,350
2,825	Term Loan - Second Lien, 7.29%, Maturing June 21, 2015	1,624,375
	Six Flags Theme Parks, Inc.
5,159	Term Loan, 2.66%, Maturing April 30, 2015	5,035,552
	Southwest Sports Group, LLC
3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,305,937
	Universal City Development Partners, Ltd.
6,256	Term Loan, 6.00%, Maturing June 9, 2011	6,154,412
	Zuffa, LLC
1,995	Term Loan, 2.38%, Maturing June 20, 2016	1,745,547

		$70,547,788

Lodging and Casinos — 3.7%
	Ameristar Casinos, Inc.
3,498	Term Loan, 3.76%, Maturing November 10, 2012	$3,410,672
	Choctaw Resort Development Enterprise
999	Term Loan, 6.00%, Maturing November 4, 2011	959,399

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 3.86%, Maturing November 20, 2011	$586,746
GBP	500	Term Loan, 4.36%, Maturing November 20, 2015	586,746
		Green Valley Ranch Gaming, LLC
	1,623	Term Loan, 3.07%, Maturing February 16, 2014	1,108,012
		Harrah’s Operating Co.
	1,759	Term Loan, 3.50%, Maturing January 28, 2015	1,414,343
		Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,105,433
	4,663	Term Loan, 0.00%, Maturing December 2, 2011(4)	2,113,668
		Isle of Capri Casinos, Inc.
	1,703	Term Loan, 2.04%, Maturing November 30, 2013	1,615,283
	1,284	Term Loan, 2.35%, Maturing November 30, 2013	1,217,666
	4,258	Term Loan, 2.35%, Maturing November 30, 2013	4,038,209
		LodgeNet Entertainment Corp.
	4,563	Term Loan, 2.59%, Maturing April 4, 2014	3,935,677
		New World Gaming Partners, Ltd.
	669	Term Loan, 3.10%, Maturing June 30, 2014	438,297
	3,304	Term Loan, 3.10%, Maturing June 30, 2014	2,164,024
		Penn National Gaming, Inc.
	9,330	Term Loan, 2.08%, Maturing October 3, 2012	9,156,550
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,831	Term Loan, 2.09%, Maturing May 14, 2014	2,242,469
	11,211	Term Loan, 2.09%, Maturing May 23, 2014	8,879,270
		Wimar OpCo, LLC
	2,152	Term Loan, 0.00%, Maturing January 3, 2012(4)	634,715

			$45,607,179

Nonferrous Metals/Minerals — 1.3%
		Alpha Natural Resources, LLC
	2,728	Term Loan, 2.13%, Maturing October 26, 2012	$2,700,287
		Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	380,345
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	407,167
EUR	688	Term Loan, 14.00%, Maturing June 29, 2013(2)	370,425
	1,040	Term Loan, 14.00%, Maturing June 29, 2013(2)	392,450
		Murray Energy Corp.
	1,446	Term Loan, 6.94%, Maturing January 28, 2010	1,402,140
		Noranda Aluminum Acquisition
	1,144	Term Loan, 2.29%, Maturing May 18, 2014	806,340
		Novelis, Inc.
	1,935	Term Loan, 2.29%, Maturing June 28, 2014	1,739,524
	4,258	Term Loan, 2.43%, Maturing June 28, 2014	3,827,026
		Oxbow Carbon and Mineral Holdings
	375	Term Loan, 2.29%, Maturing May 8, 2014	344,959
	3,932	Term Loan, 2.41%, Maturing May 8, 2014	3,617,188

			$15,987,851

Oil and Gas — 2.6%
		Atlas Pipeline Partners, L.P.
	2,248	Term Loan, 6.75%, Maturing July 20, 2014	$2,180,512
		Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	948,196
	1,334	Term Loan, 4.50%, Maturing May 1, 2014	1,200,375
		Dresser, Inc.
	4,714	Term Loan, 3.10%, Maturing May 4, 2014	4,404,539
		Dynegy Holdings, Inc.
	904	Term Loan, 1.79%, Maturing April 2, 2013	876,551
	6,233	Term Loan, 1.79%, Maturing April 2, 2013	6,045,929
		Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.71%, Maturing February 8, 2012	2,737,425

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Enterprise GP Holdings, L.P.
	3,292	Term Loan, 2.68%, Maturing October 31, 2014	$3,223,858
		Hercules Offshore, Inc.
	3,254	Term Loan, 7.58%, Maturing July 6, 2013	3,009,950
		Precision Drilling Corp.
	1,000	Term Loan, 4.30%, Maturing December 23, 2013	985,000
		Targa Resources, Inc.
	3,156	Term Loan, 2.29%, Maturing October 31, 2012	3,103,066
	1,226	Term Loan, 2.60%, Maturing October 31, 2012	1,205,056
		Volnay Acquisition Co.
	2,453	Term Loan, 4.27%, Maturing January 12, 2014	2,391,436

			$32,311,893

Publishing — 8.8%
		American Media Operations, Inc.
	13,782	Term Loan, 10.00%, Maturing January 31, 2013(2)	$11,048,325
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 4.01%, Maturing September 27, 2013	1,624,219
		Black Press US Partnership
	622	Term Loan, 2.67%, Maturing August 2, 2013	208,247
	1,024	Term Loan, 2.67%, Maturing August 2, 2013	342,995
		CanWest MediaWorks, Ltd.
	2,653	Term Loan, 4.75%, Maturing July 10, 2014	1,392,694
		Dex Media West, LLC
	4,334	Term Loan, 7.00%, Maturing October 24, 2014	3,529,763
		European Directories S.A.
EUR	1,500	Term Loan, 3.04%, Maturing June 30, 2013	1,370,068
EUR	1,500	Term Loan, 3.54%, Maturing June 30, 2014	1,370,068
		GateHouse Media Operating, Inc.
	4,838	Term Loan, 2.29%, Maturing August 28, 2014	1,223,333
	2,062	Term Loan, 2.30%, Maturing August 28, 2014	521,380
	4,225	Term Loan, 2.55%, Maturing August 28, 2014	1,068,321
		Idearc, Inc.
	18,830	Term Loan, 0.00%, Maturing November 17, 2014(4)	8,693,381
		Laureate Education, Inc.
	519	Term Loan, 3.75%, Maturing August 17, 2014	459,283
	3,468	Term Loan, 3.75%, Maturing August 17, 2014	3,067,525
		MediaNews Group, Inc.
	2,164	Term Loan, 6.79%, Maturing August 25, 2010	440,829
	2,181	Term Loan, 6.79%, Maturing August 2, 2013	443,490
		Mediannuaire Holding
EUR	484	Term Loan, 2.90%, Maturing October 10, 2014	406,661
EUR	484	Term Loan, 3.40%, Maturing October 10, 2015	406,661
		Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	3,863,544
		Nebraska Book Co., Inc.
	3,903	Term Loan, 9.25%, Maturing March 4, 2011	3,864,039
		Nelson Education, Ltd.
	1,523	Term Loan, 3.10%, Maturing July 5, 2014	1,111,699
		Newspaper Holdings, Inc.
	8,579	Term Loan, 1.81%, Maturing July 24, 2014	4,718,630
		Nielsen Finance, LLC
	9,994	Term Loan, 2.30%, Maturing August 9, 2013	9,319,192
	4,747	Term Loan, 4.05%, Maturing May 1, 2016	4,480,422
		Penton Media, Inc.
	1,759	Term Loan, 2.72%, Maturing February 1, 2013	1,139,276
		Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(4)	477,716
		R.H. Donnelley Corp.
	5,369	Term Loan, 6.75%, Maturing June 30, 2010	4,143,224

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Reader’s Digest Association, Inc. (The)
	4,750	Revolving Loan, 2.90%, Maturing March 2, 2013(3)	$1,567,500
	17,056	Term Loan, 2.64%, Maturing March 2, 2014	8,442,712
		Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,667
	458	Term Loan, 15.00%, Maturing June 18, 2013(2)	82,436
		Source Media, Inc.
	2,001	Term Loan, 5.29%, Maturing November 8, 2011	1,310,910
		Star Tribune Co. (The)
	1,629	Term Loan, 0.00%, Maturing March 5, 2014(4)	401,913
		Trader Media Corp.
GBP	4,344	Term Loan, 2.89%, Maturing March 23, 2015	5,162,405
		Tribune Co.
	2,984	Term Loan, 0.00%, Maturing April 10, 2010(4)	1,221,048
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(4)	801,170
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(4)	3,067,113
		World Directories Acquisition
EUR	3,469	Term Loan, 3.02%, Maturing May 31, 2014	2,997,705
		Xsys, Inc.
	3,796	Term Loan, 4.01%, Maturing September 27, 2013	2,490,971
EUR	1,516	Term Loan, 3.94%, Maturing September 27, 2014	1,430,773
	3,877	Term Loan, 4.01%, Maturing September 27, 2014	2,544,342
	1,290	Term Loan - Second Lien, 5.18%, Maturing September 27, 2015	374,129
		YBR Acquisition BV
EUR	750	Term Loan, 3.04%, Maturing June 30, 2013	685,034
EUR	750	Term Loan, 3.54%, Maturing June 30, 2014	685,034
		Yell Group, PLC
	4,850	Term Loan, 3.29%, Maturing February 10, 2013	2,934,250

			$107,690,097

Radio and Television — 6.4%
		Block Communications, Inc.
	1,783	Term Loan, 2.60%, Maturing December 22, 2011	$1,551,060
		Citadel Broadcasting Corp.
	11,850	Term Loan, 2.34%, Maturing June 12, 2014	6,724,875
		CMP Susquehanna Corp.
	3,920	Term Loan, 2.31%, Maturing May 5, 2013	2,136,382
		Discovery Communications, Inc.
	1,972	Term Loan, 2.60%, Maturing April 30, 2014	1,947,285
		Emmis Operating Co.
	3,168	Term Loan, 2.60%, Maturing November 2, 2013	2,112,194
		Gray Television, Inc.
	3,407	Term Loan, 3.81%, Maturing January 19, 2015	2,176,280
		Intelsat Corp.
	5,519	Term Loan, 2.80%, Maturing January 3, 2014	5,278,413
	5,519	Term Loan, 2.80%, Maturing January 3, 2014	5,278,413
	5,520	Term Loan, 2.80%, Maturing January 3, 2014	5,280,020
		Ion Media Networks, Inc.
	1,102	DIP Loan, 10.17%, Maturing May 29, 2010(3)	1,088,713
	8,300	Term Loan, 0.00%, Maturing January 15, 2012(4)	2,241,000
		LBI Media, Inc.
	1,935	Term Loan, 1.79%, Maturing March 31, 2012	1,434,319
		NEP II, Inc.
	2,126	Term Loan, 2.54%, Maturing February 16, 2014	1,870,908
		Nexstar Broadcasting, Inc.
	4,226	Term Loan, 2.24%, Maturing October 1, 2012	3,179,776
	4,468	Term Loan, 2.35%, Maturing October 1, 2012	3,362,146
		NextMedia Operating, Inc.
	224	Term Loan, 8.25%, Maturing November 15, 2012	151,048
	503	Term Loan, 8.25%, Maturing November 15, 2012	339,857

16

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Raycom TV Broadcasting, LLC
7,850	Term Loan, 1.81%, Maturing June 25, 2014	$5,887,500
	SFX Entertainment
3,513	Term Loan, 3.72%, Maturing June 21, 2013	3,284,681
	Spanish Broadcasting System, Inc.
6,080	Term Loan, 2.35%, Maturing June 10, 2012	3,556,873
	Univision Communications, Inc.
22,650	Term Loan, 2.54%, Maturing September 29, 2014	18,341,789
	Young Broadcasting, Inc.
3,508	Term Loan, 0.00%, Maturing November 3, 2012(4)	1,753,888

		$78,977,420

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
5,121	Term Loan, 2.30%, Maturing April 26, 2013	$4,762,720

		$4,762,720

Retailers (Except Food and Drug) — 2.3%
	American Achievement Corp.
656	Term Loan, 6.26%, Maturing March 25, 2011	$564,206
	Amscan Holdings, Inc.
1,564	Term Loan, 2.88%, Maturing May 25, 2013	1,380,230
	Cumberland Farms, Inc.
4,116	Term Loan, 2.44%, Maturing September 29, 2013	3,756,198
	Harbor Freight Tools USA, Inc.
3,532	Term Loan, 9.75%, Maturing July 15, 2010	3,416,837
	Josten’s Corp.
2,393	Term Loan, 2.64%, Maturing October 4, 2011	2,326,790
	Mapco Express, Inc.
525	Term Loan, 5.75%, Maturing April 28, 2011	477,551
	Orbitz Worldwide, Inc.
3,856	Term Loan, 3.51%, Maturing July 25, 2014	2,805,467
	Oriental Trading Co., Inc.
5,547	Term Loan, 9.75%, Maturing July 31, 2013	3,938,202
1,000	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	175,000
	Rent-A-Center, Inc.
2,559	Term Loan, 2.04%, Maturing November 15, 2012	2,456,178
	Rover Acquisition Corp.
2,932	Term Loan, 2.72%, Maturing October 26, 2013	2,820,902
	Savers, Inc.
1,022	Term Loan, 3.06%, Maturing August 11, 2012	975,881
1,118	Term Loan, 3.06%, Maturing August 11, 2012	1,067,730
	Yankee Candle Company, Inc. (The)
2,208	Term Loan, 2.29%, Maturing February 6, 2014	2,020,330

		$28,181,502

Steel — 0.2%
	Algoma Acquisition Corp.
2,656	Term Loan, 2.79%, Maturing June 20, 2013	$2,204,110

		$2,204,110

Surface Transport — 0.4%
	Oshkosh Truck Corp.
3,000	Term Loan, 6.62%, Maturing December 6, 2013	$2,979,108
	Swift Transportation Co., Inc.
2,318	Term Loan, 3.56%, Maturing May 10, 2014	1,800,423

		$4,779,531

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 3.9%
		Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.35%, Maturing February 1, 2012	$5,313,160
		Asurion Corp.
	8,525	Term Loan, 3.58%, Maturing July 13, 2012	8,231,953
	1,000	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	904,167
		Cellular South, Inc.
	3,363	Term Loan, 2.11%, Maturing May 29, 2014	3,219,713
	1,144	Term Loan, 2.25%, Maturing May 29, 2014	1,095,141
		Centennial Cellular Operating Co., LLC
	9,175	Term Loan, 2.60%, Maturing February 9, 2011	9,148,622
		CommScope, Inc.
	2,665	Term Loan, 3.10%, Maturing November 19, 2014	2,607,631
		Intelsat Subsidiary Holding Co.
	2,674	Term Loan, 2.80%, Maturing July 3, 2013	2,546,762
		IPC Systems, Inc.
	3,336	Term Loan, 2.73%, Maturing May 31, 2014	2,768,797
GBP	218	Term Loan, 3.44%, Maturing May 31, 2014	302,876
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.59%, Maturing December 26, 2014	3,498,497
		NTelos, Inc.
	2,186	Term Loan, 2.54%, Maturing August 24, 2011	2,172,774
		Palm, Inc.
	2,284	Term Loan, 3.79%, Maturing April 24, 2014	1,918,823
		Stratos Global Corp.
	2,596	Term Loan, 3.10%, Maturing February 13, 2012	2,517,869
		Telesat Canada, Inc.
	169	Term Loan, 3.29%, Maturing October 22, 2014	162,700
	1,969	Term Loan, 3.29%, Maturing October 22, 2014	1,894,299

			$48,303,784

Utilities — 3.2%
		AEI Finance Holding, LLC
	738	Term Loan, 3.29%, Maturing March 30, 2012	$629,412
	5,061	Term Loan, 3.60%, Maturing March 30, 2014	4,314,207
		BRSP, LLC
	1,500	Term Loan, 7.50%, Maturing June 24, 2014	1,413,750
		Calpine Corp.
	6,985	DIP Loan, 3.48%, Maturing March 29, 2014	6,428,938
		Covanta Energy Corp.
	1,985	Term Loan, 1.81%, Maturing February 9, 2014	1,902,212
	1,000	Term Loan, 2.10%, Maturing February 9, 2014	958,029
		Electricinvest Holding Co.
GBP	600	Term Loan, 5.08%, Maturing October 24, 2012	647,466
EUR	596	Term Loan - Second Lien, 5.08%, Maturing October 24, 2012	551,099
		NRG Energy, Inc.
	6,907	Term Loan, 2.01%, Maturing June 1, 2014	6,566,689
	4,706	Term Loan, 2.10%, Maturing June 1, 2014	4,474,290
		TXU Texas Competitive Electric Holdings Co., LLC
	471	Term Loan, 3.80%, Maturing October 10, 2014	363,642
	9,441	Term Loan, 3.80%, Maturing October 10, 2014	7,314,147
		Vulcan Energy Corp.
	4,072	Term Loan, 5.50%, Maturing July 23, 2010	3,990,877

			$39,554,758

Total Senior Floating-Rate Interests (identified cost $1,799,129,027)			$1,536,778,853

18

Corporate Bonds & Notes — 0.9%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.5%
		Grohe Holding, Variable Rate
EUR	6,500	4.31%, 1/15/14(6)	$6,577,757

			$6,577,757

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Notes
	662	5.00%, 1/29/19(5)	$193,304

			$193,304

Ecological Services and Equipment — 0.0%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	75	18.00%, 3/31/15(2)(5)	$59,608

			$59,608

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.881%, 10/15/13	$1,417,375

			$1,417,375

Telecommunications — 0.3%
		Qwest Corp., Sr. Notes, Variable Rate
	3,150	4.57%, 6/15/13	$2,976,750

			$2,976,750

Total Corporate Bonds & Notes (identified cost $14,117,641)			$11,224,794

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,709	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(7)(8)	$1,642,844
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.678%, 8/11/16(7)(8)	100,000

Total Asset-Backed Securities (identified cost $2,708,982)		$1,742,844

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
133,410	Hayes Lemmerz International(9)	$5,670

		$5,670

Building and Development — 0.1%
1,646	United Subcontractors, Inc.(5)(9)	$210,592

		$210,592

Chemicals and Plastics — 0.0%
662	Wellman Holdings, Inc.(5)(9)	$165,306

		$165,306

Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(9)	$42,287

		$42,287

19

Shares	Security	Value
Ecological Services and Equipment — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(5)(9)(10)	$10,718

		$10,718

Food Service — 0.0%
66,567	Buffets, Inc.	$91,530

		$91,530

Investment Services — 0.0%
20,048	Safelite Realty Corp.(5)(10)	$0
3,877	Vita Cayman II, Ltd.	17,959

		$17,959

Publishing — 0.0%
2,290	Source Interlink Companies, Inc.(5)(9)	$32,518

		$32,518

Total Common Stocks (identified cost $1,878,256)		$576,580

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International, Series A, Convertible(9)(10)	$485

		$485

Chemicals and Plastics — 0.0%
217	Key Plastics, LLC, Series A(5)(9)(10)	$0

		$0

Ecological Services and Equipment — 0.0%
569	Environmental Systems Products Holdings, Inc., Series A(5)(9)(10)	$50,590

		$50,590

Total Preferred Stocks (identified cost $249,640)		$51,075

Warrants — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/6/12(5)(9)	$0
6,545	Citation B18 Expires 4/6/12(5)(9)	0

		$0

Diversified Manufacturing — 0.0%
940	Genetec, Inc., Class C Expires 10/31/10(9)(10)	$7,050

		$7,050

Total Warrants (identified cost $0)		$7,050

20

Short-Term Investments — 0.9%

Interest
(000’s omitted)	Description	Value
$11,154	Cash Management Portfolio, 0.00%(11)	$11,154,471

Total Short-Term Investments (identified cost $11,154,471)		$11,154,471

Total Investments — 127.0% (identified cost $1,829,238,017)		$1,561,535,667

Less Unfunded Loan Commitments — (1.5)%		$(18,851,888)

Net Investments (identified cost $1,810,386,129)		$1,542,683,779

Other Assets, Less Liabilities — (25.5)%		$(313,493,153)

Net Assets — 100.0%		$1,229,190,626

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $1,742,844 or 0.1% of the Portfolio’s net assets.

(8)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(9)		Non-income producing security.

(10)		Restricted security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $105,870.

21

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/28/09	British Pound Sterling 21,554,390	United States Dollar 35,252,535	$(750,999)
8/31/09	Euro 77,295,274	United States Dollar 108,279,085	(1,896,551)

			$(2,647,550)

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,647,550.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,810,563,683

Gross unrealized appreciation	$12,769,477
Gross unrealized depreciation	(261,797,493)

Net unrealized depreciation	$(249,028,016)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing less then 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$10,718
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

			$0	$10,718

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$50,590
Hayes Lemmerz International, Series A, Convertible	6/04/03	445	22,250	485
Key Plastics, LLC, Series A	4/26/01	217	217,431	0

			$249,639	$51,075

Warrants
Genetec, Inc., Class C Expires 10/31/10	11/11/03	940	$0	$7,050

			$0	$7,050

Total Restricted Securities			$249,639	$68,843

22

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,516,639,837	$1,287,128	$1,517,926,965
Corporate Bonds & Notes	—	10,971,882	252,912	11,224,794
Asset-Backed Securities	—	1,742,844	—	1,742,844
Common Stocks	42,287	115,159	419,134	576,580
Preferred Stocks	—	485	50,590	51,075
Warrants	7,050	—	—	7,050
Short-Term Investments	11,154,471	—	—	11,154,471

Total Investments	$11,203,808	$1,529,470,207	$2,009,764	$1,542,683,779

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,647,550)	$—	$(2,647,550)

Total	$—	$(2,647,550)	$—	$(2,647,550)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Total
Balance as of October 31, 2008	$2,597,076	$53,840	$0	$13,070	$2,663,986
Realized gains (losses)	(2,603,184)	—	—	(768)	(2,603,952)
Change in net unrealized appreciation (depreciation)	603,588	(2,837)	(23,374)	38,288	615,665
Net purchases (sales)	(137,906)	188,802	442,508	—	493,404
Accrued discount (premium)	16,549	13,107	—	—	29,656
Net transfers to (from) level 3	811,005	—	—	—	811,005

Balance as of July 31, 2009	$1,287,128	$252,912	$419,134	$50,590	$2,009,764

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(253,679)	$(2,837)	$(23,374)	$38,288	$(241,602)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Eaton Vance Structured Emerging Markets Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Argentina — 0.8%
Banco Macro SA, Class B ADR(1)	46,050	$781,929
BBVA Banco Frances SA ADR(1)	25,300	118,151
Cresud SA ADR	98,500	988,940
Grupo Financiero Galicia SA, Class B ADR(1)	88,700	315,772
IRSA Inversiones y Representaciones SA GDR(1)	14,500	84,100
MercadoLibre, Inc.(1)	41,600	1,198,912
Petrobras Energia Participaciones SA ADR	189,200	1,313,048
Telecom Argentina SA, Class B ADR(1)	119,360	1,631,651

		$6,432,503

Botswana — 0.6%
Barclays Bank of Botswana	723,650	$602,410
Botswana Insurance Holdings Ltd.	326,490	360,178
First National Bank of Botswana	3,080,800	1,057,622
Letshego	173,200	261,718
Sechaba Breweries Ltd.	745,200	1,401,269
Standard Chartered Bank	423,120	1,050,544

		$4,733,741

Brazil — 6.0%
AES Tiete SA	4,400	$42,096
AES Tiete SA, PFC Shares	32,900	354,437
All America Latina Logistica, PFC Shares	76,000	479,850
American Banknote SA	4,700	39,676
Anhanguera Educacional Participacoes SA(1)	4,800	47,595
B2W Companhia Global do Varejo	16,970	398,385
Banco Bradesco SA, PFC Shares	149,150	2,362,258
Banco do Brasil SA	53,300	675,338
Banco Nossa Caixa SA	1,400	56,068
BM&F Bovespa SA	90,251	583,372
Bradespar SA, PFC Shares	31,500	475,265
Brasil Telecom Participacoes SA	7,100	97,039
Brasil Telecom Participacoes SA, PFC Shares	36,500	311,446
Brasil Telecom SA, PFC Shares	26,600	191,044
Braskem SA, PFC Shares	11,460	51,043
BRF-Brasil Foods SA(1)	25,600	568,050
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	73,400	1,014,991
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	29,129	672,742
Cia de Bebidas das Americas, PFC Shares	33,758	2,391,964
Cia de Companhia de Concessoes Rodoviarias (CCR)	22,000	359,641
Cia de Saneamento Basico do Estado de Sao Paulo	11,120	187,146
Cia de Saneamento de Minas Gerais — Copasa MG	3,900	52,780
Cia de Transmissao de Energia Eletrica Paulista(1)	90	2,277
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	8,800	222,671
Cia Energetica de Minas Gerais, PFC Shares	55,504	804,708
Cia Energetica de Sao Paulo, PFC Shares	17,500	181,214
Cia Paranaense de Energia-Copel, PFC Shares	10,100	154,281
Cia Providencia Industria e Comercio SA	14,900	42,166
Cia Siderurgica Nacional SA (CSN)	31,600	813,987
Contax Participacoes SA, PFC Shares	1,910	65,497
Cosan SA Industria e Comercio(1)	40,000	364,679
CPFL Energia SA	20,600	364,247
Cyrela Brazil Realty SA	46,000	474,608
Diagnosticos da America SA(1)	3,800	81,469
Duratex SA, PFC Shares	15,400	226,161
EDP-Energias do Brasil SA	17,900	262,971

Security	Shares	Value
Eletropaulo Metropolitana SA, Class B, PFC Shares	11,280	$210,395
Empresa Brasileira de Aeronautica SA	105,700	516,674
Estacio Participacoes SA	13,900	163,902
Fertilizantes Fosfatados SA, PFC Shares	4,800	45,254
Gafisa SA	9,300	118,633
Gerdau SA	5,000	44,835
Gerdau SA, PFC Shares	73,200	860,392
GVT Holding SA(1)	22,900	445,542
Investimentos Itau SA, PFC Shares	335,395	1,720,343
Itau Unibanco Holding SA, PFC Shares	192,748	3,471,169
Itausa-Investimentos Itau SA	12,545	68,583
JBS SA	73,400	291,515
Localiza Rent a Car SA	5,100	41,494
Lojas Americanas SA, PFC Shares	58,370	328,493
Lojas Renner SA	17,700	259,938
Lupatech SA(1)	3,700	42,637
M Dias Branco SA	4,300	72,598
Marcopolo SA, PFC Shares	14,300	41,388
Marfrig Frigorificos e Comercio de Alimentos SA(1)	48,500	410,980
Medial Saude SA(1)	12,200	55,254
Metalurgica Gerdau SA, PFC Shares	19,200	279,909
MRV Engenharia e Participacoes SA	18,800	319,925
Natura Cosmeticos SA	15,100	215,685
Net Servicos de Comunicacao SA, PFC Shares	42,836	437,371
PDG Realty SA Empreendimentos e Participacoes	5,300	75,278
Petroleo Brasileiro SA	56,800	1,173,598
Petroleo Brasileiro SA, PFC Shares	410,500	6,923,990
Randon Participacoes SA, PFC Shares	21,200	135,216
Redecard SA	58,200	865,630
Rossi Residencial SA	8,800	50,939
Sadia SA, PFC Shares	79,100	229,361
Souza Cruz SA	14,600	496,905
Suzano Papel e Celulose SA	7,300	69,449
Tam SA, PFC Shares	14,800	181,653
Tele Norte Leste Participacoes SA	3,700	68,219
Tele Norte Leste Participacoes SA, PFC Shares	56,900	881,062
Telemar Norte Leste SA, PFC Shares	3,500	95,297
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	9,600	222,178
Terna Participacoes SA	5,000	103,578
Tim Participacoes SA, PFC Shares	156,500	348,943
Totvs SA	3,298	132,556
Tractebel Energia SA	21,600	222,859
Ultrapar Participacoes SA, PFC Shares	15,746	535,064
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	23,025	546,454
Vale SA	47,300	939,282
Vale SA, PFC Shares	265,640	4,613,017
Vivo Participacoes SA, PFC Shares	23,675	539,294
Votorantim Celulose e Papel SA, PFC Shares	2,700	40,086
Weg SA	92,300	747,008

		$46,172,987

Bulgaria — 0.3%
Bulgarian American Credit Bank JSCO(1)	5,700	$45,261
Bulgarian Telecommunications Co.	44,690	100,140
CB First Investment Bank AD(1)	135,000	215,509
Central Cooperative Bank AD(1)	42,900	38,336
Chimimport AD(1)	250,000	398,513
Corporate Commercial Bank AD(1)	10,400	348,686
Doverie Holding AD(1)	13,760	35,224

Security	Shares	Value
MonBat AD(1)	60,235	$215,661
Petrol AD(1)	102,500	466,072
Sopharma AD(1)	279,600	598,367

		$2,461,769

Chile — 2.7%
Administradora de Fondos de Pensiones Provida SA(1)	44,300	$82,697
AES Gener SA	544,000	247,341
Almendral SA	2,512,600	246,128
Antarchile SA, Series A	26,340	438,148
Banco de Chile	8,876,822	656,266
Banco de Chile ADR	2,580	114,810
Banco de Credito e Inversiones	32,013	887,524
Banco Santander Chile SA	27,862,710	1,320,910
Banmedica SA	76,180	77,440
Cap SA	21,412	497,892
Cementos Bio-Bio SA	20,600	41,920
Cencosud SA	361,531	982,258
Cia Cervecerias Unidas SA	47,290	319,550
Cia General de Electricidad SA	61,050	410,724
Cia SudAmericana de Vapores SA(1)	83,131	61,459
Colbun SA	1,575,910	393,213
Corpbanca SA	58,054,570	350,763
Embotelladora Andina SA, Class B, PFC Shares	51,941	153,313
Empresa Nacional de Electricidad SA	983,463	1,614,839
Empresas CMPC SA	27,691	829,118
Empresas Copec SA	146,376	1,861,319
Empresas La Polar SA	156,400	635,949
Enersis SA	3,820,221	1,454,515
ENTEL SA	36,000	493,374
Farmacias Ahumada SA	17,780	33,519
Grupo Security SA	1,212,785	357,301
Invercap SA	19,700	171,130
Inversiones Aguas Metropolitanas SA	83,600	91,473
Lan Airlines SA	49,095	600,973
Madeco SA	3,105,330	206,620
Masisa SA	444,800	58,534
Minera Valparaiso SA	12,324	348,502
Parque Arauco SA	237,600	222,647
Quinenco SA	162,900	292,049
S.A.C.I. Falabella SA	425,100	1,748,170
Sigdo Koppers SA	176,300	151,193
SM-Chile SA, Class B	2,424,500	233,017
Sociedad de Inversiones Pampa Calichera SA, Class A	83,530	127,368
Sociedad Quimica y Minera de Chile SA, Series B	30,540	1,089,404
Sonda SA	239,100	334,974
Vina Concha y Toro SA	141,710	293,373

		$20,531,717

China — 6.1%
Agile Property Holdings Ltd.	36,000	$50,641
Air China, Ltd., Class H(1)	520,000	335,555
Alibaba.com Ltd.(1)	161,000	369,180
Aluminum Corp. of China Ltd., Class H	402,000	464,760
American Oriental Bioengineering, Inc.(1)	21,600	131,328
Angang Steel Co., Ltd., Class H	214,000	483,521
Anhui Conch Cement Co., Ltd., Class H	58,000	421,336
Baidu, Inc. ADR(1)	3,270	1,138,418
Bank of China, Ltd., Class H	2,120,000	1,053,650
Bank of Communications, Ltd., Class H	211,000	258,599
Beijing Capital International Airport Co., Ltd., Class H(1)	310,000	220,714
Beijing Enterprises Holdings, Ltd.	69,000	347,669

Security	Shares	Value
BOC Hong Kong Holdings, Ltd.	127,500	$270,058
BOE Technology Group Co., Ltd., Class B(1)	200,500	53,776
BYD Co., Ltd., Class H(1)	34,200	188,992
BYD Electronic Co., Ltd.(1)	95,000	62,394
Chaoda Modern Agriculture Holdings Ltd.	269,958	184,156
China Agri-Industries Holdings, Ltd.	177,000	130,839
China Bluechemical, Ltd., Class H	114,000	63,146
China CITIC Bank, Class H	239,000	165,959
China Coal Energy Co., Class H	311,000	433,859
China Communication Services Corp., Ltd., Class H	66,000	41,801
China Communications Construction Co., Ltd., Class H	481,000	622,142
China Construction Bank, Class H	2,130,000	1,710,795
China COSCO Holdings Co., Ltd., Class H	220,975	318,067
China Dongxiang Group Co.	350,000	265,544
China Everbright, Ltd.	100,000	314,320
China Everbright International, Ltd.	171,000	65,146
China Green Holdings, Ltd.	72,000	76,841
China Insurance International Holdings Co., Ltd.(1)	18,000	54,415
China International Marine Containers Co., Ltd., Class B	146,472	173,993
China Life Insurance Co., Ltd., Class H	440,000	1,951,430
China Medical Technologies, Inc. ADR(1)	9,700	153,551
China Mengniu Dairy Co., Ltd.(1)	206,000	491,983
China Merchants Bank Co., Ltd., Class H	533,650	1,252,527
China Merchants Holdings International Co., Ltd.	74,000	243,649
China Mobile Hong Kong, Ltd.	408,000	4,291,857
China National Building Material Co., Ltd., Class H	122,000	264,817
China National Materials Co., Ltd., Class H	180,000	169,930
China Oilfield Services, Ltd., Class H	110,000	119,461
China Overseas Land & Investment, Ltd.	230,160	564,969
China Petroleum & Chemical Corp., Class H	1,367,000	1,223,926
China Pharmaceutical Group, Ltd.	118,000	67,050
China Railway Construction Corp., Class H	171,000	273,984
China Railway Group, Ltd., Class H(1)	738,000	662,868
China Resources Enterprise, Ltd.	202,000	507,663
China Resources Land, Ltd.	38,000	91,927
China Resources Power Holdings Co., Ltd.	149,600	386,163
China Shenhua Energy Co., Ltd., Class H	259,500	1,061,422
China Shipping Container Lines Co., Ltd., Class H(1)	568,000	221,403
China Shipping Development Co., Ltd., Class H	74,000	112,198
China Southern Airlines Co., Ltd., Class H(1)	234,000	83,912
China Telecom Corp., Ltd., Class H	1,174,000	613,549
China Travel International Investment Hong Kong, Ltd.	468,000	116,770
China Unicom, Ltd.	564,372	813,780
China Vanke Co., Ltd., Class B	445,120	637,001
China Yurun Food Group, Ltd.	94,000	148,375
Chongqing Changan Automobile Co., Ltd., Class B	212,136	131,872
Citic Pacific, Ltd.	113,000	322,770
CNOOC, Ltd.	1,148,000	1,530,374
Cosco Pacific, Ltd.	198,000	274,087
Country Garden Holdings Co.	88,000	41,324
Ctrip.com International, Ltd. ADR(1)	9,000	461,250
Datang International Power Generation Co., Ltd., Class H	396,000	259,395
Dazhong Transportation Group Co., Ltd., Class B	84,750	70,381
Denway Motors, Ltd.	984,000	487,851
Dongfeng Motor Corp., Class H	664,000	706,507
Fibrechem Technologies, Ltd.	100,200	6,962
Focus Media Holding, Ltd. ADR(1)	33,500	293,125
FU JI Food & Catering Services	83,000	81,393
Global Bio-chem Technology Group Co., Ltd.	1,000,000	194,733
Golden Eagle Retail Group, Ltd.	54,000	71,058
Guangzhou R&F Properties Co., Ltd., Class H	20,800	45,727
Guangzhou Shipyard International Co., Ltd., Class H	22,000	44,859

Security	Shares	Value
Harbin Power Equipment Co., Ltd., Class H	42,000	$49,580
Huaneng Power International, Inc., Class H	512,000	401,516
Huangshan Tourism Development Co., Ltd., Class B	33,000	39,592
Industrial & Commercial Bank of China, Ltd., Class H	2,900,000	2,082,378
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,000	90,374
Inner Mongolia Yitai Coal Co., Ltd., Class B	49,800	304,965
Jiangsu Expressway Co., Ltd., Class H	56,000	49,095
Jiangxi Copper Co., Ltd., Class H	64,000	147,512
Kingboard Chemical Holdings, Ltd.	48,500	154,193
Konka Group Co., Ltd., Class B	303,800	119,104
Lenovo Group, Ltd.	512,000	242,464
Li Ning Co., Ltd.	192,500	639,245
Maanshan Iron & Steel Co., Ltd., Class H (1)	166,000	128,925
Mindray Medical International, Ltd. ADR	10,300	306,116
NetEase.com, Inc. ADR(1)	8,600	378,916
New Oriental Education & Technology Group ADR(1)	4,200	308,700
Parkson Retail Group, Ltd.	345,000	575,320
PetroChina Co., Ltd., Class H	1,520,000	1,794,673
PICC Property & Casualty Co., Ltd., Class H(1)	78,000	60,497
Ping An Insurance Group Co. of China, Ltd., Class H	82,000	721,395
Poly (Hong Kong) Investment, Ltd.	93,000	83,871
Ports Design, Ltd.	39,500	101,477
Samling Global, Ltd.	552,000	44,786
Semiconductor Manufacturing International Corp.(1)	878,000	47,268
Shanda Interactive Entertainment, Ltd. ADR(1)	5,800	287,564
Shandong Chenming Paper Holdings, Ltd., Class H	79,800	61,937
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	124,000	324,531
Shanghai Electric Group Co., Ltd., Class H	134,000	70,152
Shanghai Friendship Group, Inc. Co., Class B	48,620	53,622
Shanghai Haixin Group Co., Ltd., Class B(1)	144,500	56,887
Shanghai Industrial Holdings, Ltd.	53,000	286,480
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	404,000	118,611
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B	224,250	224,396
Shimao Property Holdings, Ltd.	49,000	98,371
SINA Corp.(1)	4,500	149,310
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	254,000	117,024
Sinotrans Shipping, Ltd.	102,000	49,585
Sinotruk Hong Kong, Ltd.	55,500	64,332
Sohu.com, Inc.(1)	1,600	97,872
Suntech Power Holdings Co., Ltd. ADR(1)	27,000	496,530
Tencent Holdings, Ltd.	79,600	1,073,934
Tingyi (Cayman Islands) Holding Corp.	224,000	414,804
Tsingtao Brewery Co., Ltd., Class H	76,000	263,974
Want Want China Holdings, Ltd.	871,000	519,728
Wumart Stores, Inc., Class H	55,000	79,790
Xinyu Hengdeli Holdings, Ltd.	140,000	51,752
Yangzijiang Shipbuilding Holdings, Ltd.	75,000	46,576
Yantai Changyu Pioneer Wine Co., Ltd., Class B	18,700	120,503
Yanzhou Coal Mining Co., Ltd., Class H	90,000	139,443
Zijin Mining Group Co., Ltd., Class H	150,000	139,957
ZTE Corp., Class H	115,752	505,874

		$46,806,948

Colombia — 0.8%
Almacenes Exito SA	102,500	$806,762
Banco De Bogota	3,600	51,759
Bancolombia SA ADR, PFC Shares	28,700	921,557
Cementos Argos SA	22,360	99,846
Cia Colombiana de Inversiones SA	21,337	324,782
Cia de Cemento Argos SA	72,900	452,875
Corporacion Financiera Colombiana SA	11,604	110,465
Ecopetrol SA	799,340	1,088,458

Security	Shares	Value
Empresa de Telecommunicaciones de Bogota SA(1)	647,380	$309,411
Grupo Aval Acciones y Valores SA	215,300	68,777
Grupo de Inversiones Suramericana	43,700	462,754
Grupo Nacional de Chocolates SA	38,245	342,308
Interconexion Electrica SA	90,760	463,175
ISAGEN SA ESP	253,200	271,477
Promigas SA	4,360	88,830
Textiles Fabricato Tejicondor SA(1)	4,522,600	51,930

		$5,915,166

Croatia — 0.7%
Adris Grupa DD, PFC Shares	11,430	$514,440
Atlantska Plovidba DD	5,167	1,115,837
Dalekovod DD(1)	4,050	283,318
Ericsson Nikola Tesla	1,100	270,366
Hrvatske Telekomunikacije DD	44,085	1,928,069
INA Industrija Nafte DD(1)	1,596	456,917
Institut Gradevinarstva Hratske DD(1)	350	220,225
Istraturist Umag DD(1)	500	27,930
Koncar-Elektroindustrija DD(1)	3,419	233,002
Podravka Prehrambena Industija DD(1)	5,675	260,411
Privredna Banka Zagreb DD(1)	3,177	338,598
Tankerska Plovidba DD	115	41,472

		$5,690,585

Czech Republic — 3.1%
CEZ AS	206,060	$11,078,283
Komercni Banka AS	33,214	5,726,329
New World Resources NV, Class A	276,200	1,774,888
Philip Morris CR AS	1,613	650,240
Telefonica 02 Czech Republic AS	108,504	2,948,143
Unipetrol AS(1)	195,323	1,279,510

		$23,457,393

Egypt — 1.4%
Alexandria Mineral Oils Co.	7,520	$64,863
Arab Cotton Ginning	292,800	291,055
Commercial International Bank	111,202	968,727
Delta Sugar Co.(1)	19,428	70,141
Eastern Tobacco	16,004	353,369
Egypt Kuwaiti Holding Co.	201,179	390,358
Egyptian Financial & Industrial Co.	87,400	362,113
Egyptian Financial Group-Hermes Holding SAE	133,671	607,705
Egyptian for Tourism Resorts(1)	377,250	178,274
Egyptian International Pharmaceutical Industrial Co.	23,900	129,436
Egyptian Media Production City(1)	30,174	37,698
El Ezz Aldekhela Steel Alexa Co.	1,100	149,153
El Ezz Steel Rebars SAE	136,445	315,305
El Sewedy Cables Holding Co.	20,373	260,232
El Watany Bank of Egypt	12,400	67,029
Maridive & Oil Services SAE	119,000	476,654
Medinet Nasr for Housing	10,375	62,655
Misr Beni Suef Cement Co.	5,940	103,541
MobiNil-Egyptian Co. for Mobil Services	8,700	336,231
Olympic Group Financial Investments	119,400	588,202
Orascom Construction Industries (OCI)	46,622	1,786,117
Orascom Telecom Holding SAE(1)	163,290	1,080,925
Oriental Weavers Co.	31,299	176,824
Paints & Chemical Industry Co. SAE	7,000	43,140
Palm Hills Developments SAE(1)	105,000	147,322
Pioneers Holding(1)	272,000	347,662
Sidi Kerir Petrochemicals Co.	227,000	511,572

Security	Shares	Value
Six of October Development & Investment Co. (1)	2,800	$36,478
South Valley Cement(1)	96,702	136,635
Suez Cement Co.	10,700	78,984
Talaat Moustafa Group(1)	170,200	168,915
Telecom Egypt	142,084	453,043

		$10,780,358

Estonia — 0.4%
AS Baltika(1)	33,170	$26,035
AS Eesti Telekom	95,874	585,653
AS Merko Ehitus	23,968	114,453
AS Nordecon International	49,700	60,224
AS Olympic Entertainment Group(1)	599,390	451,435
AS Tallink Group, Ltd.(1)	1,772,752	784,892
AS Tallinna Kaubamaja	101,340	411,088
AS Tallinna Vesi	25,490	305,277

		$2,739,057

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	457,409	$93,942
CAL Bank, Ltd.	687,900	101,128
Cocoa Processing Co., Ltd.	269,722	9,012
Ghana Commercial Bank, Ltd.	734,841	368,280
HFC Bank Ghana, Ltd.	1,235,326	348,891
Produce Buying Co., Ltd.	582,428	77,839
Standard Chartered Bank of Ghana, Ltd.	24,700	478,650

		$1,477,742

Hungary — 3.3%
EGIS Rt	6,664	$679,248
Fotex Holding SE Co., Ltd.(1)	25,100	51,657
Magyar Telekom Rt.	1,169,520	4,250,299
MOL Hungarian Oil & Gas Rt.(1)	77,100	5,661,198
OTP Bank Rt.(1)	465,560	9,939,056
RABA Automotive Holding Rt.(1)	28,560	98,874
Richter Gedeon Rt.	22,510	4,438,982

		$25,119,314

India — 6.2%
ACC, Ltd.	20,570	$378,651
Adani Exports, Ltd.	3,000	52,155
Aditya Birla Nuvo, Ltd.	3,402	62,217
Areva T&D India, Ltd.	7,500	49,046
Asea Brown Boveri India, Ltd.	5,400	78,820
Asian Paints, Ltd.	2,130	63,178
Bajaj Auto, Ltd.	5,130	131,370
Bajaj Finserv, Ltd.	5,130	36,245
Bajaj Holdings & Investment, Ltd.	5,130	50,450
Bank of Baroda	9,660	87,918
Bank of India	64,300	440,621
Bharat Forge, Ltd.	19,650	87,345
Bharat Heavy Electricals, Ltd.	24,640	1,150,913
Bharti Airtel, Ltd.	297,660	2,565,986
Cairn India, Ltd.(1)	41,000	203,277
Canara Bank, Ltd.	12,400	74,289
Cipla, Ltd.	60,010	345,322
Colgate-Palmolive (India), Ltd.	9,000	125,196
Container Corp. of India, Ltd.	5,260	120,943
Crompton Greaves, Ltd.	16,800	103,247
Deccan Chronicle Holdings, Ltd.	27,600	58,540
Divi’s Laboratories, Ltd.	7,400	82,967
DLF, Ltd.	31,200	258,161
Dr. Reddy’s Laboratories, Ltd.	22,620	387,394

Security	Shares	Value
Educomp Solutions, Ltd.(1)	4,913	$418,969
Essar Oil, Ltd.(1)	102,130	322,278
Exide Industries, Ltd.	35,200	63,283
Gail India, Ltd.	76,650	532,484
Glaxosmithkline Pharmaceuticals, Ltd.	4,480	128,338
Glenmark Pharmaceuticals, Ltd.(1)	11,960	62,310
GMR Infrastructure(1)	124,000	369,553
Grasim Industries, Ltd.	2,830	162,008
Gujarat Ambuja Cements, Ltd.	44,800	102,239
Gujarat State Petronet, Ltd.	39,200	58,974
HCL Technologies, Ltd.	21,100	105,953
HDFC Bank, Ltd.	32,624	1,021,965
Hero Honda Motors, Ltd.	20,500	686,114
Hindalco Industries, Ltd.	90,810	193,154
Hindustan Lever, Ltd.	207,300	1,247,570
Hindustan Zinc, Ltd.	6,840	99,302
Housing Development & Infrastructure, Ltd.(1)	5,014	29,120
Housing Development Finance Corp.	44,700	2,381,245
ICICI Bank, Ltd.	125,670	1,997,331
Idea Cellular, Ltd.(1)	142,000	235,417
IFCI, Ltd.(1)	68,000	73,348
Indiabulls Financial Services, Ltd.	18,100	74,962
Indiabulls Real Estate, Ltd.	91,700	471,497
Indiabulls Securities, Ltd.	94,300	82,637
Indian Hotels Co., Ltd.	52,680	75,103
Infosys Technologies, Ltd.	82,600	3,546,546
Infosys Technologies, Ltd. ADR	3,800	163,514
Infrastructure Development Finance Co., Ltd.	76,600	215,838
ITC, Ltd.	276,530	1,456,871
IVRCL Infrastructures & Projects, Ltd.	95,800	672,544
Jain Irrigation Systems, Ltd.	3,800	55,922
Jaiprakash Associates, Ltd.	111,200	558,528
Jindal Steel & Power, Ltd.	12,950	796,314
JSW Steel, Ltd.	7,600	110,733
Kotak Mahindra Bank, Ltd.	59,100	812,027
Lanco Infratech, Ltd.(1)	13,900	118,529
Larsen & Toubro, Ltd.	36,360	1,147,458
Larsen & Toubro, Ltd. GDR	1,600	50,264
Lupin, Ltd.	3,900	77,622
Mahindra & Mahindra, Ltd.	53,480	949,249
Maruti Udyog, Ltd.	25,450	749,749
Max India, Ltd.(1)	13,600	59,204
Motor Industries Co., Ltd.	1,130	91,941
Mundra Port & Special Economic Zone, Ltd.	11,000	137,602
Nestle India, Ltd.	9,530	439,210
Nicholas Piramal India, Ltd.	8,000	51,825
NTPC, Ltd.	175,300	795,226
Oil & Natural Gas Corp., Ltd.	44,470	1,086,103
Power Grid Corp. of India, Ltd.	185,700	456,350
Punj Lloyd, Ltd.	36,200	186,997
Ranbaxy Laboratories, Ltd.(1)	28,560	167,578
Reliance Capital, Ltd.	36,835	685,225
Reliance Communications, Ltd.	181,960	1,051,529
Reliance Industries, Ltd.(1)	105,450	4,342,243
Reliance Industries, Ltd. GDR(1)(2)	700	56,687
Reliance Infrastructure, Ltd.	23,000	582,178
Reliance Natural Resources, Ltd.(1)	207,800	364,207
Reliance Petroleum, Ltd.(1)	93,910	239,595
Reliance Power, Ltd.(1)	145,300	512,376
Satyam Computer Services, Ltd.	59,150	129,193
Sesa Goa, Ltd.	37,000	186,612
Siemens India, Ltd.	7,380	73,984

Security	Shares	Value
State Bank of India	12,000	$456,558
State Bank of India GDR	9,600	720,000
Steel Authority of India, Ltd.	155,400	566,269
Sterling Biotech, Ltd.	21,400	49,824
Sterlite Industries (India), Ltd.	49,280	664,403
Sun Pharmaceuticals Industries, Ltd.	7,300	179,419
Sun TV Network, Ltd.	12,400	69,541
Suzlon Energy, Ltd.(1)	78,150	162,544
Tata Consultancy Services, Ltd.	70,800	776,023
Tata Motors, Ltd.(1)	21,050	185,214
Tata Power Co., Ltd.	23,590	653,752
Tata Steel, Ltd.	38,896	375,978
Tata Tea, Ltd.	2,800	49,668
Tata Teleservices Maharashtra, Ltd.(1)	75,500	54,737
Titan Industries, Ltd.	3,300	83,414
Unitech, Ltd.	35,100	66,533
United Spirits, Ltd.	8,150	174,939
UTI Bank, Ltd.	28,600	546,663
Videsh Sanchar Nigam, Ltd.	11,200	117,965
Voltas, Ltd.	39,000	118,332
Wipro, Ltd.	32,900	336,806
Zee Entertainment Enterprises, Ltd.(1)	22,930	89,535

		$47,665,095

Indonesia — 3.6%
Adaro Energy PT(1)	6,000,000	$773,309
AKR Corporindo Tbk PT	861,500	75,429
Aneka Tambang Tbk PT	2,434,000	539,603
Astra Argo Lestari Tbk PT	321,000	623,712
Astra International Tbk PT	1,254,200	3,698,995
Bakrie & Brothers Tbk PT(1)	47,245,500	500,039
Bakrie Sumatera Plantations Tbk PT(1)	556,500	44,795
Bank Central Asia Tbk PT	4,759,500	1,805,757
Bank Danamon Indonesia Tbk PT	2,004,803	974,987
Bank Mandiri Tbk PT	3,135,500	1,321,772
Bank Pan Indonesia Tbk PT(1)	1,456,500	105,529
Bank Rakyat Indonesia PT	2,407,500	1,768,935
Barito Pacific Tbk PT(1)	665,800	89,720
Berlian Laju Tanker Tbk PT	678,000	56,708
Bumi Resources Tbk PT	11,727,000	3,302,242
Energi Mega Persada Tbk PT(1)	1,550,700	59,466
Gudang Garam Tbk PT	179,000	253,791
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	186,108
Indo Tambangraya Megah PT	221,500	590,761
Indocement Tunggal Prakarsa Tbk PT	167,000	156,273
Indofood Sukses Makmur Tbk PT	2,314,000	529,772
Indosat Tbk PT	1,134,000	622,279
International Nickel Indonesia Tbk PT(1)	1,665,500	721,462
Kalbe Farma Tbk PT	1,745,500	230,208
Lippo Karawaci Tbk PT(1)	5,149,500	368,125
Medco Energi Internasional Tbk PT(1)	2,095,000	701,178
Perusahaan Gas Negara PT	3,904,000	1,376,758
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	155,500	108,063
Semen Gresik Persero Tbk PT	301,000	180,481
Tambang Batubara Bukit Asam Tbk PT	404,500	554,099
Telekomunikasi Indonesia Tbk PT	2,855,000	2,552,679
Tunas Baru Lampung Tbk PT	1,433,000	46,199
Unilever Indonesia Tbk PT	711,800	830,002
United Tractors Tbk PT	1,577,000	2,053,470

		$27,802,706

Security	Shares	Value
Israel — 3.1%
Africa-Israel Investments, Ltd.(1)	1,700	$34,615
Alony Hetz Properties & Investments, Ltd.	18,100	56,009
Alvarion, Ltd.(1)	8,900	39,532
Bank Hapoalim B.M.(1)	354,331	1,165,167
Bank Leumi Le-Israel(1)	374,308	1,261,820
Bezeq Israeli Telecommunication Corp., Ltd.	405,135	806,081
Cellcom Israel, Ltd.	19,600	548,016
Check Point Software Technologies, Ltd.(1)	55,206	1,473,448
Clal Industries, Ltd.	14,400	69,284
Clal Insurance Enterprise Holdings, Ltd.(1)	2,810	53,627
Delek Group, Ltd.	880	151,114
Discount Investment Corp.	16,400	381,979
Elbit Systems, Ltd.	5,550	368,347
EZchip Semiconductor, Ltd.(1)	6,700	85,760
Frutarom	8,107	63,120
Gazit Globe (1982), Ltd.	12,000	84,007
Gilat Satellite Networks, Ltd.(1)	11,760	57,506
Harel Insurance Investments & Financial Services, Ltd.(1)	11,680	501,973
Hot Telecommunication System(1)	4,200	39,835
IDB Holding Corp., Ltd.	2,900	61,175
Israel Chemicals, Ltd.	151,461	1,751,541
Israel Corp., Ltd.	1,275	850,734
Israel Discount Bank, Ltd., Series A	346,200	573,629
Isramco Negev 2, LP(1)	3,686,000	368,220
Koor Industries, Ltd.	8,510	238,438
Makhteshim-Agan Industries, Ltd.	104,897	544,170
Mellanox Technologies, Ltd.(1)	4,200	68,546
Menorah Mivtachim Holdings, Ltd.(1)	6,900	75,174
Migdal Insurance & Financial, Ltd. Holdings(1)	38,400	60,250
Mizrahi Tefahot Bank, Ltd.(1)	61,040	450,862
Ness Technologies, Inc.(1)	17,200	91,504
Nice Systems, Ltd.(1)	18,423	506,112
Oil Refineries, Ltd.	162,600	76,606
Orbotech, Ltd.(1)	3,000	32,640
Ormat Industries, Ltd.	27,300	237,296
Osem Investment, Ltd.	3,944	47,599
Partner Communications Co., Ltd.	41,300	786,594
Paz Oil Co., Ltd.	2,100	317,057
Strauss Group, Ltd.	23,300	281,156
Supersol, Ltd.	26,000	103,370
Teva Pharmaceutical Industries, Ltd.	4,400	234,965
Teva Pharmaceutical Industries, Ltd. ADR	165,704	8,838,651

		$23,837,529

Jordan — 0.7%
Arab Bank PLC	155,445	$2,756,739
Arab Potash Co., PLC	15,675	862,906
Bank of Jordan	11,100	35,369
Capital Bank of Jordan(1)	91,000	212,001
Jordan Ahli Bank	14,700	31,383
Jordan Petroleum Refinery	28,400	318,021
Jordan Phosphate Mines	9,000	241,145
Jordan Steel	13,802	64,107
Jordan Telecom Corp.	9,600	67,860
Jordanian Electric Power Co.	68,889	312,250
Lafarge Jordan Cement	5,600	56,572
Middle East Complex for Engineering, Electric, & Heavy Industries PLC(1)	69,800	149,899

Security	Shares	Value
Taameer Jordan Co.(1)	279,605	$253,582
Union Land Development(1)	32,100	64,503
United Arab Investors(1)	65,800	65,038

		$5,491,375

Kazakhstan — 0.3%
KazMunaiGas Exploration Production GDR	94,900	$2,046,527

		$2,046,527

Kenya — 0.7%
Athi River Mining, Ltd.	78,100	$91,909
Bamburi Cement Co., Ltd.	149,700	294,763
Barclays Bank of Kenya, Ltd.	716,965	495,596
Diamond Trust of Kenya, Ltd.	46,700	44,622
East African Breweries, Ltd.	609,680	1,169,770
Equity Bank, Ltd.	2,583,000	567,368
ICDC Investment Co.	196,000	38,587
Kenya Airways, Ltd.	345,800	114,048
Kenya Commercial Bank, Ltd.	1,520,300	435,992
Kenya Electricity Generating Co., Ltd.	921,100	170,560
Kenya Oil Co., Ltd.	409,000	303,950
Kenya Power & Lighting, Ltd.	25,400	47,061
Mumias Sugar Co., Ltd.	856,800	66,438
Nation Media Group, Ltd.	206,200	354,395
NIC Bank, Ltd.	122,430	58,451
Safaricom, Ltd.(1)	23,765,000	1,159,636
Standard Chartered Bank Kenya, Ltd.	55,400	98,934

		$5,512,080

Kuwait — 0.7%
Aerated Concrete Industries Co.	189,000	$307,939
Al Safwa Group Co.(1)	800,000	205,487
Boubyan Bank KSC(1)	100,000	172,023
Boubyan Petrochemicals Co.	80,000	121,086
Burgan Bank SAK(1)	66,000	82,672
Burgan Co. For Well Drilling, Trading & Maintenance KSCC	70,000	139,617
Commercial Bank of Kuwait SAK	50,000	173,974
Commercial Real Estate Co. KSCC(1)	406,600	186,747
Global Investment House KSCC(1)	27,500	12,526
Gulf Bank(1)	110,000	117,620
Gulf Cable & Electrical Industries	50,000	227,038
Kuwait Finance House KSC	89,600	386,583
Kuwait Foods Co. (Americana)	45,000	206,681
Kuwait International Bank(1)	154,000	133,960
Kuwait Projects Co. Holdings KSC	45,000	83,255
Mabanee Co. SAKC(1)	38,500	97,232
Mobile Telecommunications Co.	247,500	1,085,073
National Bank of Kuwait SAK	140,250	595,355
National Industries Group Holding(1)	270,000	434,468
National Investment Co.(1)	120,000	123,173
Public Warehousing Co. KSC(1)	50,000	201,809

		$5,094,318

Latvia — 0.1%
Grindeks(1)	42,000	$315,125
Latvian Shipping Co.(1)	465,000	448,117
Ventspils Nafta(1)	7,900	15,943

		$779,185

Lebanon — 0.3%
Solidere	83,555	$2,170,331

		$2,170,331

Security	Shares	Value
Lithuania — 0.4%
Apranga PVA(1)	278,536	$217,173
Bankas Snoras(1)	39,504	9,335
Invalda PVA(1)	19,100	11,468
Klaipedos Nafta PVA	1,345,900	528,047
Lietuvos Dujos	31,900	17,439
Lietuvos Energija(1)	42,400	35,903
Pieno Zvaigzdes	63,600	65,077
Rokiskio Suris(1)	69,800	63,187
Rytu Skirstomieji Tinklai(1)	88,200	60,371
Sanitas(1)	55,400	173,532
Siauliu Bankas(1)	774,861	223,964
Teo LT AB	1,912,144	993,168
Ukio Bankas Commercial Bank(1)	1,672,935	483,290

		$2,881,954

Malaysia — 2.9%
Airasia Bhd(1)	338,200	$143,984
Alliance Financial Group Bhd	103,700	72,658
AMMB Holdings Bhd	459,200	521,476
Astro All Asia Networks PLC	88,200	86,659
Batu Kawan Bhd	90,500	231,124
Berjaya Sports Toto Bhd	297,214	368,028
British American Tobacco Malaysia Bhd	35,500	468,466
Bumiputra-Commerce Holdings Bhd	363,800	1,113,874
Bursa Malaysia Bhd	131,700	285,892
Dialog Group Bhd	221,900	73,696
Digi.com Bhd	65,600	413,383
Gamuda Bhd	1,076,200	1,025,461
Genting Bhd	626,600	1,156,414
Genting Plantations Bhd	40,800	65,415
Hong Leong Bank Bhd	178,000	293,117
IGB Corp. Bhd	173,500	87,717
IJM Corp. Bhd	239,350	411,450
IOI Corp. Bhd	925,705	1,286,747
Kencana Petroleum Bhd	233,700	121,357
Kinsteel Bhd	202,200	55,359
KNM Group Bhd	4,983,800	1,237,662
Kuala Lumpur Kepong Bhd	128,500	455,831
Kulim (Malaysia) Bhd	41,000	84,358
Lafarge Malayan Cement Bhd	99,150	169,026
Lion Industries Corp. Bhd	120,300	53,591
Malayan Banking Bhd	589,787	1,088,317
Malaysian Airline System Bhd(1)	165,733	145,858
Malaysian Airline System Bhd, PFC Shares	33,533	7,140
Malaysian Bulk Carriers Bhd	102,200	92,827
Malaysian Resources Corp. Bhd(1)	949,000	380,174
MISC Bhd	238,400	592,046
MMC Corp. Bhd	243,600	168,033
Multi-Purpose Holdings Bhd	110,400	53,901
Parkson Holdings Bhd	76,040	116,451
Petra Perdana Bhd	83,400	67,417
Petronas Dagangan Bhd	157,200	381,542
Petronas Gas Bhd	42,700	118,742
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	181,900	169,322
Pos Malaysia Bhd	22,200	14,739
PPB Group Bhd	117,700	491,391
Public Bank Bhd	306,720	905,749
Resorts World Bhd	741,900	619,217
RHB Capital Bhd	62,100	81,036
SapuraCrest Petroleum Bhd	208,100	98,032
Sarawak Energy Bhd	152,400	93,027

Security	Shares	Value
Shell Refining Co. Bhd	36,900	$109,993
Sime Darby Bhd	1,030,739	2,413,088
Sino Hua-An International Bhd(1)	401,500	59,255
SP Setia Bhd	75,600	95,245
TA Enterprise Bhd	323,000	99,793
Tanjong PLC	24,100	103,970
Telekom Malaysia Bhd	381,100	323,430
Tenaga Nasional Bhd	411,400	951,664
Titan Chemicals Corp. Bhd(1)	168,000	50,592
TM International Bhd(1)	1,004,850	838,176
UEM Land Holdings Bhd(1)	510,500	249,273
UMW Holdings Bhd	78,000	137,178
Wah Seong Corp. Bhd	107,125	62,014
WCT Bhd	98,800	75,694
WTK Holdings Bhd	154,250	56,468
YNH Property Bhd	150,453	77,272
YTL Corp. Bhd	61,300	126,064
YTL Power International Bhd	293,821	181,847

		$21,978,722

Mauritius — 0.6%
Air Mauritius, Ltd.(1)	37,800	$13,991
Ireland Blyth, Ltd.	31,600	43,066
Mauritius Commercial Bank	421,900	1,774,267
Mauritius Development Investment Trust Co., Ltd.	258,000	36,361
Naiade Resorts, Ltd.	129,400	200,702
New Mauritius Hotels, Ltd.	238,150	860,471
Promotion & Development, Ltd.	11,800	32,606
Rogers & Co., Ltd.	13,200	116,048
Shell Mauritius, Ltd.	14,300	42,575
State Bank of Mauritius, Ltd.	337,800	774,490
Sun Resorts, Ltd.	234,775	458,448
United Basalt Products, Ltd.	36,000	59,242
United Docks, Ltd.(1)	27,400	84,308

		$4,496,575

Mexico — 6.1%
Alfa SA de CV, Series A	238,000	$903,964
America Movil SAB de CV, Series L	5,940,920	12,773,270
Axtel SA de CV, Series CPO(1)	77,100	41,676
Banco Compartamos SA de CV	222,800	737,100
Bolsa Mexicana de Valores SA de CV(1)	300,000	305,928
Carso Global Telecom SA de CV, Series A1(1)	171,400	684,484
Carso Infraestructura y Construccion SA(1)	358,400	178,264
Cemex SAB de CV, Series CPO(1)	4,800,658	4,517,539
Coca-Cola Femsa SA de CV, Series L	30,200	140,311
Consorcio ARA SA de CV(1)	459,200	234,658
Corporacion GEO SA de CV, Series B(1)	194,300	414,813
Corporacion Moctezuma SA de CV	27,500	58,065
Desarrolladora Homex SA de CV(1)	81,500	477,376
Embotelladoras Arca SA	16,000	39,549
Empresas ICA SA de CV(1)	341,200	627,432
Fomento Economico Mexicano SA de CV, Series UBD	631,900	2,434,984
Grupo Aeroportuario del Centro Norte SAB de CV	37,000	50,000
Grupo Aeroportuario del Pacifico SA de CV, Class B	41,500	115,650
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	425,119
Grupo Bimbo SA de CV, Series A	135,300	754,910
Grupo Carso SA de CV, Series A1	417,000	1,357,484
Grupo Elektra SA de CV	19,000	974,985
Grupo Financiero Banorte SA de CV, Class O	1,023,300	2,535,590
Grupo Financiero Inbursa SA de CV, Class O	720,900	1,990,948
Grupo Mexico SA de CV, Series B	2,332,230	3,319,398

Security	Shares	Value
Grupo Modelo SA de CV, Series C(1)	154,200	$603,072
Grupo Simec SA de CV, Series B(1)	92,000	218,003
Grupo Televisa SA, Series CPO	475,800	1,719,998
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	745,168
Industrias CH SA, Series B(1)	25,700	90,472
Industrias Penoles SA de CV	67,800	1,077,901
Kimberly-Clark de Mexico SA de CV	139,500	580,854
Mexichem SA de CV	415,196	552,275
Organizacion Soriana SAB de CV, Class B(1)	30,500	76,221
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	138,235
Telefonos de Mexico SA de CV, Series L	1,301,000	1,035,166
Telmex Internacional SAB de CV, Class L	1,602,300	1,015,312
TV Azteca SA de CV, Series CPO	153,000	64,981
Urbi Desarrollos Urbanos SA de CV(1)	178,400	308,476
Wal-Mart de Mexico SAB de CV, Series V	764,100	2,604,268

		$46,923,899

Morocco — 1.5%
Attijariwafa Bank	40,400	$1,351,146
Banque Centrale Populaire	13,700	428,764
Banque Marocaine du Commerce Exterieur (BMCE)	45,400	1,351,943
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	273,586
Centrale Laitiere	85	91,165
Ciments du Maroc	800	148,554
Compagnie Generale Immobiliere	2,150	518,064
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	227,355
Credit Immobilier et Hotelier	1,440	74,357
Douja Promotion Groupe Addoha SA	44,300	754,706
Holcim Maroc SA	1,430	331,705
Lafarge Ciments	3,010	562,277
Managem(1)	7,755	274,633
Maroc Telecom	108,100	1,963,254
ONA SA	7,400	1,260,241
RISMA(1)	1,900	63,292
Samir(1)	3,480	274,468
Societe des Brasseries du Maroc	850	297,817
Societe Nationale d’Investissement	2,375	524,821
SONASID (Societe Nationale de Siderurgie)	1,320	382,917
Wafa Assurance	100	24,871

		$11,179,936

Nigeria — 0.7%
Access Bank Nigeria PLC	5,970,288	$243,483
Afribank Nigeria PLC	477,146	19,792
African Petroleum PLC	285,989	132,448
Ashaka Cement PLC	221,861	19,330
Dangote Sugar Refinery PLC	1,792,032	208,330
Diamond Bank PLC	750,000	38,081
Ecobank Transnational Inc.	465,000	44,775
Fidelity Bank/Nigeria	3,500,000	61,820
First Bank of Nigeria PLC	5,860,405	598,024
First City Monument Bank PLC	4,500,000	198,629
Guaranty Trust Bank PLC	3,774,612	338,464
Guiness Nigeria PLC	442,075	389,181
Intercontinental Bank PLC(1)	3,062,209	125,866
Lafarge Cement WAPCO Nigeria PLC	1,228,000	241,832
Mobil Nigeria PLC	36,700	25,725
Nigerian Breweries PLC	1,460,471	489,049
Oando PLC	448,000	259,774
Oceanic Bank International PLC(1)	3,910,200	156,007
PlatinumHabib Bank PLC	2,767,885	96,620
PZ Cussons Nigeria PLC	1,185,000	150,912

Security	Shares	Value
UAC of Nigeria PLC	900,000	$206,495
Unilever Nigeria PLC	270,000	22,773
Union Bank of Nigeria PLC	2,222,013	198,237
United Bank for Africa PLC	6,181,798	504,974
Zenith Bank, Ltd.	3,619,912	337,081

		$5,107,702

Oman — 0.7%
Ahli Bank	94,500	$44,464
Bank Dhofar SAOG	198,466	297,651
Bank Muscat SAOG	465,745	893,472
Bank Sohar(1)	887,000	414,773
Dhofar International Development & Investment Holding Co.	27,600	28,077
Galfar Engineering & Contracting SAOG	269,760	466,553
National Bank of Oman, Ltd.	184,410	140,463
Oman Cables Industry SAOG	33,600	102,449
Oman Cement Co., SAOG	205,500	354,350
Oman Flour Mills Co., Ltd. SAOG	164,100	202,347
Oman International Bank SAOG	146,750	118,095
Oman Telecommunications Co.	289,350	998,078
Ominvest	172,199	201,485
Raysut Cement Co., SAOG	130,245	525,629
Renaissance Holdings Co.	180,173	319,121
Shell Oman Marketing Co.	11,900	57,262

		$5,164,269

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	201,050	$251,717
Allied Bank, Ltd.	117,524	60,732
Azgard Nine, Ltd.(1)	491,400	146,576
Bank Alfalah, Ltd.(1)	1,295,638	174,392
D.G. Khan Cement Co., Ltd.(1)	258,360	112,864
Engro Chemical Pakistan, Ltd.	326,200	531,187
Fauji Fertilizer Co., Ltd.	292,352	333,073
Hub Power Co., Ltd.	1,346,700	477,439
Indus Motor Co., Ltd.	24,000	49,015
Jahangir Siddiqui & Co., Ltd.(1)	500,000	148,900
Kot Addu Power Co., Ltd.	218,000	120,437
Lucky Cement, Ltd.(1)	93,500	82,207
Muslim Commercial Bank, Ltd.	361,102	698,596
National Bank of Pakistan	211,694	175,492
Nishat Mills, Ltd.	937,800	452,276
Oil & Gas Development Co., Ltd.	524,000	546,922
Pakistan Oil Fields, Ltd.	24,000	47,302
Pakistan Petroleum, Ltd.	187,285	419,990
Pakistan State Oil Co., Ltd.	16,900	48,236
Pakistan Telecommunication Co., Ltd.	826,100	170,661
SUI Northern Gas Pipelines, Ltd.	211,000	73,512
SUI Southern Gas Co., Ltd.	158,500	25,715
United Bank, Ltd.	362,587	188,200

		$5,335,441

Peru — 1.5%
Alicorp SA	384,800	$225,557
Austral Group SA(1)	658,650	77,216
Cia de Minas Buenaventura SA	1,600	41,079
Cia de Minas Buenaventura SA ADR	77,980	2,031,379
Cia Minera Atacocha SA, Class B, PFC Shares	39,750	20,637
Cia Minera Milpo SA	179,557	430,624
Credicorp, Ltd.	36,570	2,442,186
Edegel SA	1,180,000	541,484
Edelnor SA	108,248	100,072

Security	Shares	Value
Empresa Agroindustrial Casa Grande SA(1)	69,120	$120,390
Energia del Sur SA	39,900	190,045
Ferreyros SA	331,542	265,411
Grana y Montero SA	210,612	170,013
Luz del Sur SAA	90,550	150,133
Minsur SA	162,200	358,573
Sociedad Minera Cerro Verde SA(1)	8,490	193,402
Sociedad Minera el Brocal SA	8,970	135,203
Southern Copper Corp.	111,180	2,863,997
Volcan Cia Minera SA, Class B(1)	887,519	799,674

		$11,157,075

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	3,911,000	$560,601
Alliance Global Group, Inc.(1)	1,460,000	124,333
Altlas Consolidated Mining & Development Corp.(1)	500,000	71,640
Ayala Corp.	102,996	641,923
Ayala Land, Inc.	3,951,800	746,669
Banco De Oro	338,020	246,052
Bank of the Philippine Islands	673,100	634,750
Filinvest Land, Inc.	3,449,000	70,132
First Gen Corp.(1)	73,300	34,256
First Philippine Holdings Corp.(1)	70,100	57,501
Globe Telecom, Inc.	18,040	393,531
Holcim Philippines, Inc.	1,492,000	108,510
International Container Terminal Services, Inc.	388,900	145,384
JG Summit Holding, Inc.	2,411,900	270,598
Jollibee Foods Corp.	363,300	381,481
Manila Electric Co.	178,200	848,007
Manila Water Co.	254,600	84,657
Megaworld Corp.	2,476,800	70,963
Megaworld Corp.(7)	619,200	17,741
Metropolitan Bank & Trust Co.	261,600	211,466
Philex Mining Corp.(1)	4,017,125	650,938
Philippine Long Distance Telephone Co.	38,820	2,044,985
PNOC Energy Development Corp.	3,240,800	302,760
Robinsons Land Corp.	411,400	77,791
San Miguel Corp., Class B	649,500	875,939
SM Investments Corp.	155,938	1,069,485
SM Prime Holdings, Inc.	2,273,799	458,220
Universal Robina Corp.	349,600	64,773

		$11,265,086

Poland — 3.2%
Agora SA(1)	79,030	$502,905
AmRest Holdings NV(1)	4,410	90,857
Bank Handlowy w Warszawie SA(1)	14,170	286,696
Bank Millennium SA(1)	176,600	248,355
Bank Pekao SA(1)	54,188	2,706,232
Bank Zachodni WBK SA(1)	5,900	261,182
Bioton SA(1)	3,980,100	411,151
BRE Bank SA(1)	6,003	396,997
Budimex SA	10,400	251,004
Cersanit-Krasnystaw SA(1)	87,100	373,006
Cinema City International NV(1)	5,300	40,060
Cyfrowy Polsat SA	111,200	669,553
Debica SA(1)	2,520	54,608
Dom Development SA	7,570	93,710
Eurocash SA	63,000	266,227
Farmacol SA(1)	4,040	51,402
Getin Holding SA(1)	233,150	582,472
Globe Trade Centre SA(1)	53,590	478,684

Security	Shares	Value
Grupa Lotos SA(1)	26,453	$210,890
ING Bank Slaski SA w Katowicach(1)	805	137,038
KGHM Polska Miedz SA	64,080	1,905,914
LPP SA(1)	275	136,908
Mostostal Zabrze — Holding SA(1)	26,460	54,537
Mostostal-Warszawa SA(1)	3,160	72,725
Multimedia Polska SA(1)	89,740	234,550
Netia SA(1)	275,915	388,853
NG2 SA(1)	3,810	58,896
Orbis SA(1)	30,000	448,698
PBG SA(1)	11,720	910,199
Polimex Mostostal SA(1)	636,500	854,197
Polish Oil & Gas(1)	558,200	852,997
Polnord SA(1)	20,350	242,578
Polski Koncern Naftowy Orlen SA(1)	151,000	1,478,535
Powszechna Kasa Oszczednosci Bank Polski SA	234,710	2,683,120
Przedsiebiorstwo Eksportu i Importu KOPEX SA(1)	13,800	93,775
Softbank SA	59,173	1,218,287
Telekomunikacja Polska SA	594,850	3,045,911
TVN SA	260,420	1,208,430
Vistula Group SA(1)	400,000	354,131
Zaklad Przetworstwa Hutniczego Stalprodukt SA(1)	1,900	331,373
Zaklady Azotowe Pulawy SA	1,500	42,498

		$24,730,141

Qatar — 1.4%
Barwa Real Estate Co.(1)	40,993	$349,312
Commercial Bank of Qatar	21,957	410,742
Doha Bank, Ltd.	15,676	179,199
First Finance Co.	53,357	317,188
Gulf International Services QSC	61,750	485,375
Industries Qatar	71,435	2,050,277
Masraf Al Rayan	165,800	553,666
Qatar Electricity & Water Co.	26,700	824,115
Qatar Fuel	5,770	269,852
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	135,100	897,077
Qatar Insurance Co.	18,635	320,823
Qatar International Islamic Bank	11,943	133,988
Qatar Islamic Bank	22,087	501,024
Qatar National Bank	37,242	1,300,943
Qatar National Cement Co.	10,500	251,621
Qatar National Navigation	12,696	218,780
Qatar Shipping Co.	21,636	176,676
Qatar Telecom QSC	28,802	1,162,548
United Development Co.	4,780	49,703

		$10,452,909

Romania — 0.8%
Antibiotice SA	409,100	$95,724
Banca Transilvania	2,691,296	1,314,092
Biofarm Bucuresti(1)	1,919,988	132,576
BRD-Group Societe Generale	777,000	2,665,748
Impact SA(1)	253,290	33,921
Rompetrol Rafinare SA(1)	12,930,500	210,201
SNP Petrom SA(1)	13,719,400	1,175,536
Transelectrica SA	134,000	594,022

		$6,221,820

Russia — 6.3%
Aeroflot-Russian International Airlines	229,000	$228,643
AvtoVAZ(1)	263,394	95,250
Cherepovets MK Severstal GDR(3)	24,050	164,283

Security	Shares	Value
Comstar United Telesystems GDR	65,000	$325,000
Comstar United Telesystems OJSC GDR	86,550	433,208
CTC Media, Inc.(1)	91,467	1,130,532
Evraz Group SA GDR(3)	20,135	443,235
Federal Grid Co. Unified Energy System JSC(1)	10,725,782	77,022
Gazprom OAO ADR	53,450	1,103,743
Holding MRSK OAO(1)	911,500	49,449
Irkutskenergo(1)	327,400	102,062
Irkutskenergo OJSC(1)(4)	338,903	0
JSC Severstal-Avto	9,262	74,428
KamAZ(1)	127,700	120,643
LUKOIL OAO ADR	89,800	4,483,957
Magnitogorsk Iron & Steel Works GDR(3)	32,100	250,173
Mechel ADR	22,400	239,232
Mining & Metallurgical Co.(1)	2,680	270,777
MMC Norilsk Nickel ADR(1)	151,400	1,514,668
Mobile TeleSystems	604,700	3,408,604
Mobile TeleSystems ADR	2,200	92,378
Mosenergo(1)	971,603	55,451
NovaTek OAO GDR(3)	30,416	1,308,055
Novolipetsk Steel GDR	21,400	554,046
Novolipetsk Steel GDR(3)	6,536	169,039
OAO Gazprom	73,400	380,089
OAO Gazprom ADR	485,749	10,030,687
OAO Inter Rao Ues(1)	44,433,554	32,881
OAO Rosneft Oil Co. GDR(1)	219,820	1,342,175
OAO Seventh Continent(1)	16,900	121,102
OAO TMK GDR	2,500	26,529
OAO TMK GDR(3)	10,700	113,420
OGK-3(1)	967,658	48,676
OGK-4 OJSC(1)	1,090,428	37,729
Pegas Nonwovens SA	11,200	234,138
PIK Group GDR(1)	44,400	77,759
Polyus Gold ADR(1)	5,600	121,500
RBC Information Systems(1)	54,450	56,407
Rosneft Oil Co. GDR(1)	166,000	1,014,260
Rostelecom ADR	30,400	921,120
RusHydro(1)	31,395,042	1,097,006
Sberbank	4,279,388	5,770,558
Sberbank, PFC Shares	539,250	454,787
Sistema JSFC(1)	104,800	44,562
Sistema JSFC GDR(1)	41,430	621,035
Surgutneftegaz	163,200	127,012
Surgutneftegaz ADR	332,960	2,588,735
Surgutneftegaz, PFC Shares	914,700	287,630
Tatneft	26,233	107,155
Tatneft GDR(3)	61,566	1,533,348
TGK-2(1)	13,779,634	2,976
TGK-4(1)	16,839,141	5,085
Transneft	470	236,042
Uralsvyazinform	2,952,700	45,454
Vimpel-Communications ADR(1)	150,740	2,036,497
VTB Bank OJSC GDR(3)	429,970	1,168,377
Wimm-Bill-Dann Foods OJSC ADR(1)	2,665	181,646
X5 Retail Group NV GDR(1)	62,194	1,001,152

		$48,561,407

Slovenia — 0.7%
Gorenje DD(1)	8,720	$121,298
Istrabenz	3,000	44,737
KRKA DD	26,070	2,620,677
Luka Koper	10,030	342,705

Security	Shares	Value
Mercator Poslovni Sistem	987	$236,837
Nova Kreditna Banka Maribor	30,000	503,702
Petrol	460	198,960
Sava DD	940	318,383
Telekom Slovenije DD	2,840	669,683
Zavarovalnica Triglav DD(1)	10,800	307,239

		$5,364,221

South Africa — 6.0%
ABSA Group, Ltd.	55,150	$834,735
Adcock Ingram Holdings, Ltd.	33,300	196,965
Adcorp Holdings, Ltd.	16,900	53,824
AECI, Ltd.	6,330	43,118
African Bank Investments, Ltd.	86,814	333,810
African Rainbow Minerals, Ltd.	4,800	81,279
Allan Gray Property Trust	84,300	63,841
Allied Electronics Corp., Ltd.	17,182	60,451
Allied Electronics Corp., Ltd., PFC Shares	69,600	230,913
Anglo Platinum, Ltd.	10,280	733,313
AngloGold Ashanti, Ltd.	58,571	2,264,552
Aspen Pharmacare Holdings, Ltd.(1)	91,031	698,497
Aveng, Ltd.	238,790	1,138,153
AVI, Ltd.	32,000	78,111
Barloworld, Ltd.	122,520	719,311
Bidvest Group, Ltd.	121,696	1,687,783
Clicks Group, Ltd.	89,300	234,544
DataTec, Ltd.	60,700	168,780
Discovery Holdings, Ltd.	41,945	148,716
ElementOne, Ltd.(1)	44,850	63,617
FirstRand, Ltd.	664,950	1,299,046
Foschini, Ltd.	68,500	519,189
Gold Fields, Ltd.	113,335	1,360,883
Grindrod, Ltd.	64,300	128,295
Group Five, Ltd.	27,660	124,364
Growthpoint Properties, Ltd.	217,000	381,101
Harmony Gold Mining Co., Ltd.(1)	53,910	496,574
Hyprop Investments, Ltd.	28,000	146,527
Illovo Sugar, Ltd.	27,600	109,049
Impala Platinum Holdings, Ltd.	83,530	2,021,479
Imperial Holdings, Ltd.	62,680	548,296
Investec, Ltd.	72,500	517,202
JD Group, Ltd.	58,290	355,630
JSE, Ltd.	15,200	118,419
Kumba Iron Ore, Ltd.	7,860	209,254
Kumba Resources, Ltd.	38,610	407,295
Liberty Holdings, Ltd.	18,600	143,317
Massmart Holdings, Ltd.	57,700	562,950
Medi-Clinic Corp., Ltd.	52,200	144,117
Metropolitan Holdings, Ltd.	38,600	63,795
Mittal Steel South Africa, Ltd.	15,877	204,144
Mondi, Ltd.	9,900	45,608
Mr. Price Group, Ltd.	72,100	283,655
MTN Group, Ltd.	504,040	8,295,330
Murray & Roberts Holdings, Ltd.	134,050	819,519
Mvelaphanda Group, Ltd.	65,900	40,256
Nampak, Ltd.	171,938	341,073
Naspers, Ltd., Class N	74,592	2,226,848
Nedbank Group, Ltd.	46,830	645,593
Netcare, Ltd.(1)	280,550	383,825
Northam Platinum, Ltd.	14,400	68,694
Pangbourne Properties, Ltd.	28,800	54,763
Pick’n Pay Holdings, Ltd.	36,500	72,833

Security	Shares	Value
Pick’n Pay Stores, Ltd.	45,170	$209,335
Pretoria Portland Cement Co., Ltd.	102,827	383,544
Raubex Group, Ltd.	93,000	297,567
Reinet Investments SCA(1)	31,594	42,392
Remgro, Ltd.	74,100	764,679
Reunert, Ltd.	49,160	296,099
RMB Holdings, Ltd.	174,300	566,443
Sanlam, Ltd.	344,190	876,130
Santam, Ltd.	5,583	66,561
Sappi, Ltd.	75,636	243,374
Sasol, Ltd.	90,950	3,255,784
Shoprite Holdings, Ltd.	80,000	586,986
Spar Group, Ltd.	54,600	420,448
Standard Bank Group, Ltd.	217,121	2,609,552
Steinhoff International Holdings, Ltd.	352,040	696,956
Sun International, Ltd.	11,182	121,309
Telkom South Africa, Ltd.	74,950	373,208
Tiger Brands, Ltd.	29,800	600,574
Truworths International, Ltd.	50,900	262,267
Wilson Bayly Holmes-Ovcon, Ltd.	11,900	172,673
Woolworths Holdings, Ltd.	160,409	323,068

		$46,142,185

South Korea — 6.2%
Amorepacific Corp.	418	$228,963
Busan Bank	15,470	146,859
Cheil Industries, Inc.	5,650	218,603
CJ CheilJedang Corp.	596	85,290
CJ O Shopping Co., Ltd.	1,580	84,125
Daegu Bank	7,550	86,030
Daelim Industrial Co., Ltd.	1,670	92,093
Daewoo Engineering & Construction Co., Ltd.	12,241	129,343
Daewoo International Corp.	3,471	73,408
Daewoo Securities Co., Ltd.	9,010	172,082
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,530	98,158
Daishin Securities Co.	2,920	42,260
Dong-A Pharmaceutical Co., Ltd.	520	38,974
Dongbu Insurance Co., Ltd.	1,640	41,780
Dongkuk Steel Mill Co., Ltd.	4,530	116,668
Doosan Corp.	560	40,505
Doosan Heavy Industries & Construction Co., Ltd.	2,570	146,384
GLOVIS Co., Ltd.	1,680	105,311
GS Engineering & Construction Corp.	3,290	234,094
GS Holdings Corp.	3,700	99,037
Hana Financial Group, Inc.	34,930	988,067
Hanarotelecom, Inc.(1)	28,346	123,293
Hanjin Heavy Industries & Construction Co., Ltd.	2,013	51,015
Hanjin Shipping Co., Ltd.	19,170	326,978
Hankook Tire Co., Ltd.	21,040	337,119
Hanmi Pharm Co., Ltd.	2,150	201,109
Hanwha Chemical Corp.	18,100	207,313
Hanwha Corp.	9,490	303,985
Hite Brewery Co., Ltd.	389	54,112
Honam Petrochemical Corp.	1,770	133,030
Hynix Semiconductor, Inc.(1)	57,940	828,824
Hyosung Corp.	4,500	316,230
Hyundai Department Store Co., Ltd.	6,215	510,552
Hyundai Development Co.	7,860	277,479
Hyundai Engineering & Construction Co., Ltd.	11,670	600,169
Hyundai Heavy Industries Co., Ltd.	3,255	568,486
Hyundai Marine & Fire Insurance Co., Ltd.	2,000	31,215
Hyundai Merchant Marine Co., Ltd.	11,620	251,462

Security	Shares	Value
Hyundai Mipo Dockyard Co., Ltd.	775	$85,660
Hyundai Mobis	6,800	716,137
Hyundai Motor Co.	16,700	1,196,133
Hyundai Securities Co., Ltd.	25,370	364,477
Hyundai Steel Co.	8,400	489,752
IIl Yang Pharmaceutical Co., Ltd.(1)	1,650	44,041
Industrial Bank of Korea(1)	35,580	406,952
Kangwon Land, Inc.	23,740	314,744
KB Financial Group, Inc.(1)	34,900	1,508,867
KB Financial Group, Inc. ADR(1)	7,200	308,952
KCC Corp.	1,445	405,986
Kia Motors Corp.(1)	34,490	430,288
Komipharm International Co., Ltd.(1)	1,200	55,848
Korea Electric Power Corp.(1)	50,820	1,368,760
Korea Exchange Bank	42,760	413,209
Korea Express Co., Ltd.(1)	4,349	265,051
Korea Gas Corp.	5,680	240,186
Korea Investment Holdings Co., Ltd.	6,490	210,967
Korea Line Corp.	4,000	204,092
Korea Zinc Co., Ltd.	4,440	506,719
Korean Air Lines Co., Ltd.(1)	5,502	199,696
Korean Reinsurance Co.	37,903	361,924
KT Corp.	29,473	952,812
KT Corp. ADR	7,675	123,261
KT&G Corp.	14,095	818,124
LG Chem, Ltd.	6,598	815,712
LG Corp.	7,220	388,407
LG Dacom Corp.	4,150	62,773
LG Display Co., Ltd.	13,010	374,976
LG Electronics, Inc.	9,500	1,000,087
LG Hausys, Ltd.(1)	658	61,075
LG Household & Health Care, Ltd.	1,850	332,322
LG Life Sciences, Ltd.(1)	930	45,647
LG Telecom, Ltd.	36,265	254,852
LIG Insurance Co., Ltd.	1,700	25,223
Lotte Shopping Co., Ltd.	3,265	816,051
LS Corp.	1,130	78,161
Macquarie Korea Infrastructure Fund	31,415	128,363
Mirae Asset Securities Co., Ltd.	4,880	309,534
Namhae Chemical Corp.	2,480	36,421
NCsoft Corp.	1,350	145,950
NHN Corp.(1)	3,375	489,571
Nong Shim Co., Ltd.	1,400	279,781
OCI Co., Ltd.	1,320	227,449
POSCO	9,127	3,706,517
S-Oil Corp.	5,785	275,490
S1 Corp.	1,050	47,746
Samsung Card Co., Ltd.	14,060	571,322
Samsung Corp.	10,590	399,649
Samsung Digital Imaging Co., Ltd.(1)	4,494	127,517
Samsung Electro-Mechanics Co., Ltd.	7,100	397,148
Samsung Electronics Co., Ltd.	10,061	5,923,979
Samsung Electronics Co., Ltd., PFC Shares	1,928	728,268
Samsung Engineering Co., Ltd.	4,600	332,250
Samsung Fine Chemicals Co., Ltd.	8,450	347,249
Samsung Fire & Marine Insurance Co., Ltd.	5,885	985,223
Samsung Heavy Industries Co., Ltd.	22,310	588,139
Samsung SDI Co., Ltd.	4,500	373,197
Samsung Securities Co., Ltd.	6,340	394,123
Samsung Techwin Co., Ltd.	5,295	302,888
SFA Engineering Corp.	1,480	44,967
Shinhan Financial Group Co., Ltd.(1)	58,523	1,968,780

Security	Shares	Value
Shinsegae Co., Ltd.	1,422	$614,337
SK Chemicals Co., Ltd.	2,160	86,611
SK Energy Co., Ltd.	9,599	811,087
SK Holdings Co., Ltd.	3,665	328,166
SK Telecom Co., Ltd.	8,200	1,238,300
SK Telecom Co., Ltd. ADR	9,450	159,044
STX Pan Ocean Co., Ltd.	9,800	96,360
Tong Yang Securities, Inc.	5,665	71,933
Woongjin Coway Co., Ltd.	3,650	91,270
Woori Finance Holdings Co., Ltd.(1)	13,960	158,739
Woori Investment & Securities Co., Ltd.	3,500	52,509
Yuhan Corp.	536	85,004

		$47,563,210

Taiwan — 5.8%
Acer, Inc.	280,626	$591,648
Advanced Semiconductor Engineering, Inc.	434,677	307,363
Altek Corp.	90,078	165,881
Ambassador Hotel	58,000	68,432
AmTRAN Technology Co., Ltd.	68,522	47,184
Asia Cement Corp.	233,539	249,948
Asia Optical Co., Inc.	30,907	57,754
Asustek Computer, Inc.	433,327	685,704
AU Optronics Corp.(1)	759,532	842,876
BES Engineering Corp.	297,000	78,111
Capital Securities Corp.	143,055	70,039
Catcher Technology Co., Ltd.	88,770	248,764
Cathay Financial Holding Co., Ltd.(1)	920,765	1,412,992
Chang Hwa Commercial Bank	480,000	213,545
Cheng Shin Rubber Industry Co., Ltd.	266,810	514,027
Chi Mei Optoelectronics Corp.(1)	455,427	254,350
Chicony Electronics Co., Ltd.	40,419	89,679
China Airlines, Ltd.(1)	237,640	66,048
China Development Financial Holding Corp.	1,108,376	271,259
China Life Insurance Co., Ltd.(1)	96,300	56,102
China Motor Corp.(1)	186,315	119,629
China Petrochemical Development Corp.(1)	820,800	254,883
China Steel Corp.	1,401,121	1,352,657
Chinatrust Financial Holding Co., Ltd.	1,303,988	825,175
Chinese Maritime Transport, Ltd.	26,000	69,903
Chong Hong Construction Co., Ltd.	32,639	66,389
Chunghwa Picture Tubes, Ltd.	1,620,000	253,999
Chunghwa Telecom Co., Ltd.	758,343	1,520,939
Chunghwa Telecom Co., Ltd. ADR	12,447	217,325
Clevo Co.(1)	47,426	68,026
Compal Electronics, Inc.	471,708	462,423
Coretronic Corp.	62,505	74,155
Delta Electronics, Inc.	161,105	416,737
Dynapack International Technology Corp.	25,374	71,148
E.Sun Financial Holding Co., Ltd.	206,960	72,118
Elan Microelectronics Corp.(1)	30,000	48,894
Epistar Corp.	103,472	282,400
EVA Airways Corp.(1)	367,000	106,107
Evergreen International Storage & Transport Corp.	79,000	69,874
Evergreen Marine Corp.(1)	273,050	166,219
Everlight Electronics Co., Ltd.(1)	23,642	65,888
Far Eastern Department Stores, Ltd.(1)	580,500	585,368
Far Eastern Textile, Ltd.	378,977	427,316
Far EasTone Telecommunications Co., Ltd.	401,074	471,352
Faraday Technology Corp.	29,289	52,605
Farglory Land Development Co., Ltd.(1)	20,252	47,868
Federal Corp.(1)	77,625	40,674

Security	Shares	Value
Feng Hsin Iron & Steel Co., Ltd.	183,260	$280,894
First Financial Holding Co., Ltd.	529,645	325,463
First Steamship Co., Ltd.	27,000	38,220
Formosa Chemicals & Fibre Corp.	582,980	910,145
Formosa International Hotels Corp.	8,470	110,179
Formosa Petrochemical Corp.	251,320	585,135
Formosa Plastics Corp.	728,670	1,250,533
Formosa Taffeta Co., Ltd.	169,000	112,713
Formosan Rubber Group, Inc.	108,000	65,501
Foxconn International Holdings, Ltd.(1)	255,000	177,842
Foxconn Technology Co., Ltd.	81,259	212,448
Fubon Financial Holding Co., Ltd.(1)	862,000	883,812
Giant Manufacturing Co., Ltd.	50,100	138,737
Goldsun Development & Construction Co., Ltd.	151,011	82,557
Great Wall Enterprise Co., Ltd.	87,094	94,364
Greatek Electronics, Inc.	50,880	51,339
HannStar Display Corp.	938,299	227,573
Highwealth Construction Corp.	63,705	75,880
Himax Technologies, Inc. ADR	13,900	53,098
Hon Hai Precision Industry Co., Ltd.	584,959	2,019,706
Hotai Motor Co., Ltd.	61,000	144,386
HTC Corp.(1)	73,680	1,004,913
Hua Nan Financial Holdings Co., Ltd.	428,400	271,650
Innolux Display Corp.	264,000	347,466
Inotera Memories, Inc.(1)	71,000	37,003
Inventec Appliances Corp.	82,120	79,889
Inventec Co., Ltd.	585,200	338,505
KGI Securities Co., Ltd.	629,000	312,355
Largan Precision Co., Ltd.	13,525	173,204
Lien Hwa Industrial Corp.	109,198	52,976
Lite-On Technology Corp.	156,872	178,120
Macronix International Co., Ltd.	288,418	150,849
Masterlink Securities Corp.(1)	110,000	42,052
MediaTek, Inc.	89,196	1,281,609
Mega Financial Holding Co., Ltd.	1,311,000	682,227
Merida Industry Co., Ltd.	33,000	57,593
Motech Industries, Inc.(1)	10,361	39,036
Nan Kang Rubber Tire Co., Ltd.(1)	120,900	126,908
Nan Ya Plastics Corp.	835,608	1,075,067
Novatek Microelectronics Corp., Ltd.	108,400	303,112
Oriental Union Chemical Corp.	66,300	40,425
Pan-International Industrial Co., Ltd.	29,484	35,063
Phison Electronics Corp.	14,305	110,462
Polaris Securities Co., Ltd.	101,300	56,148
Pou Chen Corp.(1)	600,672	424,395
Powerchip Semiconductor Corp.(1)	977,805	113,281
Powertech Technology, Inc.(1)	43,780	117,413
President Chain Store Corp.(1)	174,000	454,730
Quanta Computer, Inc.	315,508	597,086
Radiant Opto-Electronics Corp.	73,202	106,104
Realtek Semiconductor Corp.	25,525	61,837
RichTek Technology Corp.	10,741	82,763
Ritek Corp.(1)	252,000	73,501
Ruentex Development Co., Ltd.(1)	71,000	64,653
Ruentex Industries, Ltd.	100,000	114,737
Sanyang Industrial Co., Ltd.(1)	132,327	58,169
Shih Wei Navigation Co., Ltd.	39,923	60,983
Shin Kong Financial Holding Co., Ltd.	906,589	368,857
Shin Zu Shing Co., Ltd.	20,450	109,775
Shinkong Synthetic Fibers Corp.	197,000	55,202
Siliconware Precision Industries Co.	355,243	466,531
Simplo Technology Co., Ltd.	14,520	63,628

Security	Shares	Value
Sincere Navigation	65,800	$77,980
Sino-American Silicon Products, Inc.	98,196	235,100
SinoPac Financial Holdings Co., Ltd.(1)	814,000	267,585
Solar Applied Materials Technology Corp.	22,348	54,894
Synnex Technology International Corp.(1)	173,525	336,734
TA Chen Stainless Pipe Co., Ltd.(1)	53,000	41,938
Tainan Spinning Co., Ltd.(1)	220,000	82,436
Taishin Financial Holdings Co., Ltd.(1)	1,054,000	411,332
Taiwan Cement Corp.(1)	535,994	567,162
Taiwan Cooperative Bank	539,330	331,715
Taiwan Fertilizer Co., Ltd.(1)	145,000	458,556
Taiwan Kolin Co., Ltd.(1)(4)	177,000	0
Taiwan Mobile Co., Ltd.	467,427	715,094
Taiwan Semiconductor Manufacturing Co., Ltd.	2,072,465	3,690,535
Taiwan Tea Corp.(1)	148,000	76,877
Tatung Co., Ltd.(1)	1,526,000	389,795
Transcend Information, Inc.	18,892	60,188
Tripod Technology Corp.	43,401	90,762
Tsann Kuen Enterprise Co., Ltd.	57,200	61,115
TSRC Corp.	79,000	93,030
Tung Ho Steel Enterprise Corp.(1)	227,000	241,195
U-Ming Marine Transport Corp.	79,000	149,446
Uni-President Enterprises Corp.	786,249	815,766
United Microelectronics Corp.	1,109,090	490,887
Vanguard International Semiconductor Corp.	81,408	39,310
Walsin Lihwa Corp.(1)	227,000	74,994
Wan Hai Lines, Ltd.(1)	215,250	109,542
Waterland Financial Holdings	158,377	49,191
Wistron Corp.	254,560	507,332
WPG Holdings Co., Ltd.	54,615	67,085
Yageo Corp.	230,000	54,799
Yang Ming Marine Transport	138,050	53,166
Yieh Phui Enterprise	101,661	41,180
Yuanta Financial Holdings Co., Ltd.(1)	1,220,225	875,223
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	266,464	86,035
Yulon Motor Co., Ltd.	334,809	335,951
Zinwell Corp.(1)	44,871	89,444

		$44,655,953

Thailand — 2.8%
Advanced Info Service PCL(5)	760,600	$1,933,350
Airports of Thailand PCL(5)	137,500	129,298
Asian Property Development PCL(1)(5)	2,397,500	299,423
Bangkok Bank PCL	101,800	335,716
Bangkok Bank PCL(5)	252,500	822,359
Bangkok Dusit Medical Services PCL(5)	284,400	193,890
Bangkok Expressway PCL(5)	127,000	64,190
Bank of Ayudhya PCL(5)	962,400	522,058
Banpu PCL(5)	62,400	696,251
BEC World PCL(5)	1,567,600	912,092
Big C Supercenter PCL(5)	42,900	60,511
Bumrungrad Hospital PCL(5)	153,500	116,151
Cal-Comp Electronics (Thailand) PCL(5)	613,900	53,398
Central Pattana PCL(5)	249,600	135,692
Ch. Karnchang PCL(5)	892,200	99,104
Charoen Pokphand Foods PCL(5)	2,803,900	393,024
CP Seven Eleven PCL(5)	2,981,100	1,462,955
Delta Electronics (Thailand) PCL(5)	187,100	85,770
Electricity Generating PCL(5)	107,400	233,569
G J Steel PCL(1)(5)	8,819,100	46,648
Glow Energy PCL	470,700	411,499
Hana Microelectronics PCL(5)	530,700	294,747

Security	Shares	Value
IRPC PCL(5)	5,180,100	$547,998
Italian-Thai Development PCL(1)(5)	1,858,000	147,417
Kasikornbank PCL(5)	429,300	1,007,603
Khon Kaen Sugar Industry PCL	290,000	90,332
Kim Eng Securities Thailand PCL(5)	134,000	51,978
Krung Thai Bank PCL(5)	692,000	167,764
Land & Houses PCL	1,242,800	188,061
Land & Houses PCL(5)	1,350,700	220,329
Loxley PCL(1)(5)	1,072,600	80,059
LPN Development PCL(5)	400,000	64,061
Major Cineplex Group PCL(5)	182,300	37,767
Minor International PCL(5)	2,325,270	498,809
Precious Shipping PCL(5)	258,800	123,202
PTT Aromatics & Refining PCL(5)	287,652	165,677
PTT Chemical PCL(5)	54,800	96,621
PTT Exploration & Production PCL(5)	455,600	1,871,604
PTT PCL(5)	337,260	2,378,560
Quality House PCL(5)	2,038,700	99,449
Ratchaburi Electricity Generating Holding PCL(5)	278,700	315,309
Samart Corp. PCL	366,600	66,792
Siam Cement PCL	54,800	296,144
Siam Cement PCL(5)	95,600	517,979
Siam City Bank PCL(5)	159,500	84,367
Siam City Cement PCL(5)	17,690	95,130
Siam Commercial Bank PCL(5)	306,300	695,318
Siam Makro PCL(5)	35,000	73,795
Sino Thai Engineering & Construction PCL(1)(5)	2,479,500	300,192
Thai Airways International PCL(1)(5)	256,300	102,430
Thai Beverage PCL	1,101,000	164,521
Thai Oil PCL(5)	451,500	497,539
Thai Union Frozen Products PCL(5)	138,100	105,513
Thanachart Capital PCL(5)	263,400	106,815
Thoresen Thai Agencies PCL(5)	424,160	281,693
TMB Bank PCL(1)(5)	1,275,900	30,370
Total Access Communication PCL	386,600	382,951
TPI Polene PCL(1)	432,000	90,132
True Corp. PCL(1)(5)	1,040,100	67,853

		$21,413,829

Turkey — 3.4%
Adana Cimento Sanayii TAS	15,371	$43,619
Akbank TAS	276,950	1,565,562
Akcansa Cimento AS	16,400	43,758
Akenerji Elektrik Uretim AS	18,300	130,018
Aksa Akrilik Kimya Sanayii AS(1)	60,209	59,280
Aksigorta AS	40,300	123,360
Anadolu Efes Biracilik ve Malt Sanayii AS	157,739	1,694,331
Arcelik AS(1)	393,854	846,859
Asya Katilim Bankasi AS(1)	300,000	575,458
Aygaz AS	27,013	71,040
BIM Birlesik Magazalar AS	26,630	1,047,265
Cimsa Cimento Sanayi ve Ticaret AS	18,200	58,366
Dogan Sirketler Grubu Holding AS(1)	1,219,509	921,689
Dogan Yayin Holding AS(1)	71,316	69,932
Eczacibasi Ilac Sanayi ve Ticaret AS	127,500	133,683
Enka Insaat ve Sanayi AS	268,348	925,438
Eregli Demir ve Celik Fabrikalari TAS(1)	410,328	1,364,701
Ford Otomotiv Sanayi AS	24,800	126,777
Haci Omer Sabanci Holding AS	161,763	609,590
Hurriyet Gazetecilik ve Matbaacilik AS(1)	106,865	86,921
Ihlas Holding AS(1)	299,200	110,767
Is Gayrimenkul Yatirim Ortakligi AS	136,465	111,982

Security	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,355,360	$499,934
KOC Holding AS(1)	634,634	1,508,517
Koza Davetiyeleri(1)	33,000	66,924
Otokar Otobus Karoseri Sanayi AS	5,300	43,105
Petkim Petrokimya Holding AS(1)	119,300	567,414
Petrol Ofisi AS(1)	32,978	127,199
Tekfen Holding AS(1)	203,217	552,247
Tofas Turk Otomobil Fabrikasi AS	34,700	73,634
Trakya Cam Sanayii AS(1)	144,992	152,661
Tupras-Turkiye Petrol Rafinerileri AS	86,870	1,126,848
Turcas Petrolculuk AS	30,939	87,602
Turk Hava Yollari Anonim Ortakligi (THY) AS	140,500	222,409
Turk Sise ve Cam Fabrikalari AS(1)	520,300	474,857
Turk Telekomunikasyon AS	161,000	492,532
Turkcell Iletisim Hizmetleri AS	386,800	2,457,730
Turkiye Garanti Bankasi AS(1)	843,000	2,997,310
Turkiye Halk Bankasi AS	115,500	622,738
Turkiye Is Bankasi	343,256	1,191,641
Turkiye Vakiflar Bankasi TAO(1)	226,200	477,527
Ulker Gida Sanayi ve Ticaret AS	25,959	50,078
Yapi ve Kredi Bankasi AS(1)	486,385	1,021,704
Yazicilar Holding AS	21,200	118,151
Zorlu Enerji Elektrik Uretim AS(1)	26,400	73,565

		$25,726,723

United Arab Emirates — 1.6%
Aabar Petroleum Investments Co. (PJSC)(1)	846,000	$523,960
Abu Dhabi Commercial Bank	592,000	303,461
Abu Dhabi National Hotels	326,200	381,884
Air Arabia	2,037,000	555,178
Ajman Bank (PJSC)(1)	634,400	192,012
Aldar Properties (PJSC)	533,600	587,131
Amlak Finance (PJSC)(1)	227,500	58,222
Arabtec Holding Co.(1)	960,300	716,006
Aramex (PJSC)(1)	501,182	225,520
Dana Gas(1)	3,726,200	1,167,786
DP World, Ltd.	3,916,300	1,409,868
Dubai Financial Market	1,113,000	524,985
Dubai Investments (PJSC)	583,777	190,350
Dubai Islamic Bank	248,474	170,949
Emaar Properties (PJSC)(1)	1,754,100	1,314,666
Emirates NBD (PJSC)	381,700	339,229
First Gulf Bank (PJSC)	146,700	686,217
Gulf Navigation Holding	1,850,000	383,734
National Bank of Abu Dhabi (PJSC)	250,250	936,346
National Central Cooling Co. (Tabreed)(1)	743,356	190,031
Ras Al Khaimah Cement Co.	327,000	110,807
Ras Al Khaimah Properties (PJSC)	1,144,000	227,113
Sorouh Real Estate Co.	388,500	307,540
Union National Bank	359,700	364,554
Union Properties (PJSC)(1)	290,158	83,591
Waha Capital (PJSC)	196,900	44,011

		$11,995,151

Vietnam — 0.5%
FPT Corp.	58,800	$251,996
Kinh Bac City Development Share Holding Corp.(1)	135,000	255,404
PetroVietnam Drilling and Well Services JSC	39,000	171,587
PetroVietnam Fertilizer and Chemical JSC	135,900	360,171
Pha Lai Thermal Power JSC(1)	136,990	214,978
Saigon Securities, Inc.	274,300	1,014,428
Songda Urban & Industrial Zone Investment and Development JSC	61,300	384,622

Security	Shares	Value
Viet Nam Construction and Import-Export JSC	190,900	$330,737
Vietnam Dairy Products JSC	105,500	745,252
Vincom JSC	41,500	126,832
Vinh Son - Song Hinh Hydropower JSC	130,000	249,955

		$4,105,962

Total Common Stocks (identified cost $754,888,211)		$745,142,596

Convertible Bonds — 0.0%

	Principal
Security	Amount	Value
Oman — 0.0%
Bank Muscat SAOG, 7.00%, 3/20/14	$10,672	$26,022

		$26,022

Total Convertible Bonds (identified cost $0)		$26,022

Equity-Linked Securities — 0.3%

	Maturity
Security	Date	Shares	Value
Saudi Arabia 0.3%
Al Rajhi Bank (HSBC Bank plc)(1)(2)(6)	4/30/12	22,993	$407,732
Banque Saudi Fransi (HSBC Bank plc)(1)(2)(6)	4/30/12	16,484	178,462
Etihad Etisalat Co. (HSBC Bank plc)(1)(2)(6)	4/02/12	20,662	209,920
Riyad Bank (HSBC Bank plc)(1)(2)(6)	6/11/12	32,800	211,664
Samba Financial Group (HSBC Bank plc)(1)(2)(6)	4/30/12	15,208	184,113
Saudi Arabian Fertilizer Co. (HSBC Bank plc)(1)(2)(6)	6/04/12	6,650	206,145
Saudi Basic Industries Corp. (HSBC Bank plc)(1)(2)(6)	3/26/12	23,696	437,574
Saudi Telecom Co. (HSBC Bank plc)(1)(2)(6)	5/21/12	24,000	321,591
Savola (HSBC Bank plc)(1)(2)(6)	4/20/12	31,000	209,968

			$2,367,169

Total Equity-Linked Securities (identified cost $2,267,747)			$2,367,169

Investment Funds — 0.7%

Security	Shares	Value
Saudi Arabia Investment Fund, Ltd.	79,186	$3,032,824
Vietnam Enterprise Investments, Ltd.(1)	1,359,727	2,175,563

Total Investment Funds (identified cost $9,781,064)		$5,208,387

Rights — 0.0%

Security	Shares	Value
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Exp. 8/21/09(1)	2,040	$984
Daewoo Motor Sales Corp., Exp. 8/05/09(1)	645	1,287
KB Financial Group, Inc., Exp. 8/21/09(1)	559	7,546
KB Financial Group, Inc., Exp. 8/27/09(1)	2,711	34,986
PT Berlian Laju Tanker Tbk, Exp. 8/4/09(1)	226,000	9,222

Security	Shares	Value
Vincom JSC, Exp. 8/14/09(1)	41,500	$75,680

		$129,705

Total Rights (identified cost $0)		$129,705

Warrants — 0.0%

Security	Shares	Value
Bangkok Land PCL, Exp. 5/02/13, strike THB 1.10(1)	310,077	$456

		$456

Total Warrants (identified cost $0)		$456

Total Investments — 98.4% (identified cost $766,937,022)		$752,874,335

Other Assets, Less Liabilities — 1.6%		$11,908,875

Net Assets — 100.0%		$764,783,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

GDR	-	Global Depository Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $2,423,856 or 0.3% of the Fund’s net assets.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

(7)		Security acquired in a delayed delivery transaction.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	12.5%	$95,809,461
Mexican Peso	6.1	46,923,899
South Korean Won	6.1	46,911,866
Indian Rupee	6.1	46,674,630
Brazilian Real	6.0	46,173,971
South African Rand	6.0	46,142,185
New Taiwan Dollar	5.8	44,207,688
Hong Kong Dollar	5.5	41,888,355
Indonesian Rupiah	3.6	27,811,928
Hungarian Forint	3.3	25,119,314
Polish Zloty	3.2	24,730,141
Czech Koruna	3.1	23,691,531
New Turkish Lira	3.1	23,483,747
Malaysian Ringgit	2.9	21,978,722
Thailand Baht	2.7	20,866,813
Chilean Peso	2.7	20,416,907
Israeli Shekel	1.7	12,710,004
Philippine Peso	1.5	11,265,086
Moroccan Dirham	1.5	11,179,936
United Arab Emirates Dirham	1.4	10,585,283
Qatari Rial	1.4	10,452,909
Egyptian Pound	1.2	9,913,346
Euro	1.1	8,103,278
Other currency, less than 1% each	9.9	75,833,335

Total Investments	98.4%	$752,874,335

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	23.6%	$180,413,780
Telecommunication Services	11.6	89,114,132
Energy	10.7	81,969,742
Materials	10.1	77,490,644
Industrials	9.6	73,687,457
Consumer Discretionary	7.2	54,900,743
Consumer Staples	6.2	47,115,709
Information Technology	5.9	44,903,795
Utilities	4.7	35,862,692
Diversified	4.7	35,847,921
Health Care	3.1	23,835,981
Investment Funds	0.7	5,208,387
Other	0.3	2,523,352

Total Investments	98.4%	$752,874,335

The Fund did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$768,118,746

Gross unrealized appreciation	$84,313,075
Gross unrealized depreciation	(99,557,486)

Net unrealized depreciation	$(15,244,411)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices
	in Active Markets	Significant Other		Significant
	for Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Asia/Pacific	$23,673,567	$249,583,944		$0	$273,257,511
Emerging Europe	9,602,392	164,131,177		0	173,733,569
Latin America	137,133,347	—		—	137,133,347
Middle East/Africa	26,506,037	134,512,132		—	161,018,169

Total Common Stocks	$196,915,343	$548,227,253	*	$0	$745,142,596

Convertible Bonds	$—	$26,022		$—	$26,022
Equity-Linked Securities	—	2,367,169		—	2,367,169
Investment Funds	—	5,208,387		—	5,208,387
Rights	8,530	121,175		—	129,705
Warrants	456	—		—	456

Total Investments	$196,924,329	$555,950,006		$0	$752,874,335

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of October 31, 2008	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of July 31, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$0

All Level 3 investments held at October 31, 2008 and July 31, 2009 were valued at $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009